UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195

SA Funds – Investment Trust
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)

Steven K. McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:

James J. Dwyer Vice President and Managing Counsel State Street Bank and Trust Company 2 Avenue de Lafayette, Boston, Massachusetts 02111		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant's telephone number, including area code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2008

Item 1. Schedules of Investments

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	FACE AMOUNT	VALUE
BONDS AND NOTES — 12.8%
UNITED STATES — 12.8%
Bank of New York Mellon Corp., Series G, 3.495%, 2/05/10 (a)	$2,200,000	$2,201,164
Georgia Power Co., Series A, 3.350%, 3/17/10 (a)	2,200,000	2,191,501
IBM International Group Capital LLC, 3.646%, 7/29/09 (a)	1,000,000	1,002,942
J P Morgan Chase & Co., Series F, 3.420%, 11/19/09 (a)	1,700,000	1,697,663
John Deere Capital Corp., 3.530%, 2/26/10 (a)	2,400,000	2,400,398
Wachovia Corp., Series G, 3.543%, 11/24/09 (a)	2,000,000	1,946,204
Wells Fargo & Company, 2.900%, 9/15/09 (a)	2,500,000	2,437,115
		13,876,987
TOTAL BONDS AND NOTES (Identified Cost $13,989,456)		13,876,987

SHORT-TERM INVESTMENTS — 86.7%
UNITED STATES — 85.6%
Alianz Finance Corp., 2.880%, 4/07/08	900,000	899,568
Alianz Finance Corp., 2.350%, 4/17/08	1,900,000	1,898,016
Archer Daniels Midland, 2.350%, 7/17/08	1,100,000	1,090,925
Archer Daniels Midland, 2.300%, 5/28/08	1,800,000	1,793,445
AT&T, Inc., 2.530%, 4/10/08	2,500,000	2,498,419
Bank Of Nova Scotia, 2.600%, 4/21/08	2,700,000	2,696,100
BNP Paribas Finance, Inc., 2.546%, 4/09/08	2,500,000	2,498,586
Caisse Centrale Desjardins, 3.010%, 5/23/08	2,400,000	2,389,565
CBA (Delaware) Finance, Inc., 2.600%, 4/17/08	2,700,000	2,696,880
Ciesco LLC, 2.700%, 4/02/08	2,700,000	2,699,797
Cornell University, 2.300%, 5/13/08	2,700,000	2,692,755
CRC Funding LLC, 2.860%, 4/08/08	2,700,000	2,698,499
Danske Corp., 2.545%, 4/18/08	2,600,000	2,596,875
EI Dupont de Nemours & Co., 2.220%, 4/21/08	2,700,000	2,696,670
Federal Home Loan Bank Discount Notes, 1.864%, 4/09/08	17,300,000	17,292,834
Federal Home Loan Bank Discount Notes, 2.000%, 4/04/08	4,600,000	4,599,233
Federal Home Loan Bank Discount Notes, 2.110%, 4/25/08	7,000,000	6,990,153
FPL Fuels, Inc., 2.580%, 4/16/08	2,500,000	2,497,313
Genentech, Inc., 2.250%, 4/04/08	2,700,000	2,699,494
Govco, LLC., 2.700%, 4/09/08	2,700,000	2,698,350
J P Morgan Chase & Co., 2.500%, 4/01/08	1,100,000	1,100,000
MetLife, Inc., 2.250%, 4/04/08	2,700,000	2,699,494
National Rural Utilities Cooperative
Finance Corp., 2.650%, 4/11/08	2,500,000	2,498,160
New Center Asset Trust, 3.050%, 4/07/08	2,700,000	2,698,627
NSTAR Electric Co., 2.250%, 4/03/08	2,700,000	2,699,662
NYSE Euronext, Inc., 2.270%, 4/18/08	2,700,000	2,697,106
Paccar Financial Corp., 2.240%, 4/02/08	2,700,000	2,699,832
Societe Generale North America, 4.320%, 4/09/08	2,000,000	1,998,080
Stanley Works, 2.940%, 4/10/08	2,400,000	2,398,236
USAA Capital Corp., 2.280%, 4/01/08	2,700,000	2,700,000
		92,812,674

	SHARES	VALUE
Other — 1.1%
SSgA Government Money Market Fund	22	22
SSgA Money Market Fund	1,199,410	1,199,410
		1,199,432
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $94,013,498)		94,012,106

Total Investments — 99.5% (Identified Cost $108,002,954)#		107,889,093

Cash and Other Assets, Less liabilities — 0.5%		571,962
Net Assets — 100.0%		$108,461,055

#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $108,002,954. Net unrealized depreciation aggregated $113,861 of which $4,504 related to appreciated investment securities and $118,365 related to depreciated investment securities.

(a)	Variable or Floating Rate Bond. Rate disclosed is as of March 31, 2008.

SA US Fixed Income Fund

Portfolio Sectors (% of portfolio market value)

Financials		44.3%
U.S. Government Agency		26.8%
Non-Cyclical		10.2%
Basic Materials		7.4%
Utilities		6.8%
Communications		2.3%
Industrial		2.2%

	Total	100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

		FACE AMOUNT	VALUE
BONDS AND NOTES — 98.9%
Australia — 2.8%
Australia & New Zealand Banking Group Ltd., 4.375%, 5/24/12	EUR	$3,500,000	$5,417,085
General Electric Capital Australia Funding Ltd., 7.500%, 1/25/11	AUD	13,000,000	11,861,694
			17,278,779
Austria — 4.6%
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	400,000,000	4,087,146
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	16,353,455
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	8,080,963
			28,521,564
Belgium — 3.6%
Kingdom of Belgium, 8.000%, 12/24/12	EUR	12,000,000	22,249,624

Canada — 1.1%
Province of Ontario, 4.375%, 2/15/13	USD	6,500,000	6,828,581

Denmark — 3.8%
Kingdom of Denmark, 4.000%, 8/15/08	DKK	91,000,000	19,269,138
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	3,057,215
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	974,300
			23,300,653
France — 9.6%
Agence Francaise Developement, 5.125%, 4/25/12	EUR	7,670,000	12,587,920
Caisse d’Amortissement de la Dette Sociale, 5.220%, 5/29/08	AUD	5,300,000	4,819,394
Caisse d’Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	9,000,000	14,986,303
French Treasury Bond, 8.500%, 12/26/12	EUR	3,500,000	6,639,590
IXIS-CIB, 2.750%, 6/26/08	EUR	5,900,000	9,281,835
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	2,001,215
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	9,388,546
			59,704,803
Germany — 11.3%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	8,939,972
Bayerische Landesbank, 2.125%, 2/09/12	CHF	3,200,000	3,145,952
Bundesobligation, 4.000%, 4/13/12	EUR	7,700,000	12,354,492
KfW Bankengruppe, 1.850%, 9/20/10(a)	JPY	1,020,000,000	10,482,150
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	483,926
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	6,497,722
Landesbank Hessen-Thueringen Girozentrale, 3.000%, 10/18/12	CHF	2,000,000	2,026,076
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 5.500%, 7/04/10	EUR	7,300,000	11,845,398
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	9,300,000	14,631,291
			70,406,979
Japan — 3.0%
Japan Finance Corp. for Municipal Enterprises, 1.550%, 2/21/12	JPY	1,795,000,000	18,562,396

Netherlands — 7.9%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,816,598
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	6,025,566
Netherlands Government Bond, 5.000%, 7/15/12	EUR	11,100,000	18,414,147
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	18,190,083
Rabobank Nederland, 2.250%, 5/08/09	SEK	15,000,000	2,460,672
			48,907,066
Norway — 3.3%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	17,546,085
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,996,925
			20,543,010
Spain — 2.9%
Instituto de Credito Oficial, 1.500%, 9/20/12(a)	JPY	1,732,000,000	17,824,441

Supranational — 7.7%
African Development Bank, 1.950%, 3/23/10(a)	JPY	1,170,000,000	11,962,026
Council Of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	10,352,680
European Investment Bank, 1.250%, 9/20/12(a)	JPY	440,000,000	4,469,014
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	14,919,849
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	6,074,398
			47,777,967
Sweden — 4.3%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	10,616,859
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	6,695,515
Kommuninvest I Sverige, 5.050%, 10/28/08	AUD	6,600,000	5,927,543
Kommuninvest I Sverige, 5.050%, 2/24/09	AUD	4,000,000	3,564,035
			26,803,952

		FACE AMOUNT	VALUE
BONDS AND NOTES (Continued)
United Kingdom — 8.0%
Bank of Scotland Plc, 2.500%, 10/11/11	CHF	$15,000,000	$14,337,566
BP Capital Markets Plc, 2.750%, 6/14/11	CHF	5,000,000	5,003,930
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	12,772,256
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	17,333,498
			49,447,250
United States — 25.0%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	9,034,268
Bank of America Corp., 4.250%, 10/21/10	EUR	10,541,000	16,450,015
General Electric Capital Corp., 1.450%, 11/10/11	JPY	1,590,000,000	15,643,014
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	5,031,635
Hewlett-Packard Co., 2.860%, 6/15/10(b)	USD	14,000,000	13,836,844
J P Morgan Chase & Co., Series F(b), 3.420%, 11/19/09(a)	USD	16,000,000	15,978,000
Merck & Co., Inc., 4.375%, 2/15/13(a)	USD	2,000,000	2,055,288
Paccar Financial Corp., Series L, 3.438%, 4/01/11(b) (c)	USD	8,000,000	8,000,000
PepsiCo, Inc., 4.650%, 2/15/13(a)	USD	5,799,000	6,008,634
PepsiCo, Inc., 5.150%, 5/15/12(a)	USD	9,000,000	9,548,433
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	2,150,000,000	21,719,564
Wal-Mart Stores, Inc., 4.125%, 2/15/11	USD	10,250,000	10,498,040
Wal-Mart Stores, Inc., 5.000%, 4/05/12(a)	USD	4,000,000	4,206,784
Wells Fargo & Co., Series G(b), 2.769%, 9/23/09	USD	17,500,000	17,084,130
			155,094,649
TOTAL BONDS AND NOTES (Identified Cost $549,898,566)			613,251,714

SHORT-TERM INVESTMENTS — 2.8%
United States — 1.0%
Novartis Finance Corp., 2.250%, 4/01/08	USD	6,300,000	6,300,000
			6,300,000

		SHARES	VALUE
United States — 1.8%
SSgA Government Money Market Fund	USD	1	1
SSgA Money Market Fund	USD	10,828,568	10,828,568
			10,828,569

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17,128,569)			17,128,569

COLLATERAL FOR SECURITIES ON LOAN—3.1%
Short Term-4.4%
State Street Navigator Prime Portfolio	USD	19,764,875	19,764,875

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $19,764,875)			19,764,875

Total Investments — 104.8% (Identified Cost $586,792,010)#			650,145,158

Liabilities, Less Cash and Other Assets — (4.8%)			(30,013,547)
Net Assets — 100.0%			$620,131,611

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of the securities loaned was $19,357,999.
(b)	Variable or Floating Rate Bond. Rate disclosed is as of March 31, 2008.
(c)	Securities were fair valued by management. Total market value for such investments amounted to $8,000,000, which represents less than 0.01% of net assets.
#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $586,792,010.  Net unrealized apreciation aggregated $63,353,148 of which $63,870,704 related to appreciated investment securities and $517,556  related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

SA Global Fixed Income B8Y9-COUNTRY BREAKDOWN

Country Weightings (% of portfolio market value)

United States	27.3%
Other	16.3%
Germany	11.2%
France	9.5%
United Kingdom	7.8%
Netherlands	7.8%
Supranational	7.6%
Austria	4.5%
Sweden	4.3%
Denmark	3.7%

Global Fixed Income Fund

Ten Largest Industry Holdings March 31, 2008

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	19.2%
Financial Services	13.1%
Foreign Government/Agency-Germany	6.7%
Foreign Government/Agency-France	6.3%
Supranational Organizations	5.1%
Oil & Gas	4.7%
Foreign Government/Agency-Netherlands	4.6%
Foreign Government/Agency-Sweden	4.3%
Foreign Government/Agency-Denmark	3.8%
Foreign Government/Agency-Belgium	3.6%

At March 31, 2008 the SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/(Depreciation)
Australian Dollar (Sell)	4/17/2008	57,413,644	53,337,275	52,316,816	1,020,460
Swiss Franc (Sell)	4/17/2008	57,281,176	56,125,001	57,736,156	(1,611,155)
Danish Krone (Sell)	4/17/2008	126,902,853	26,320,693	26,878,696	(558,003)
Euro (Sell)	4/17/2008	119,927,372	185,588,807	189,422,457	(3,833,649)
Euro (Buy)	4/17/2008	9,945,920	15,466,602	15,709,346	242,744
Japanese Yen (Sell)	4/17/2008	19,581,820,205	191,758,671	196,307,115	(4,548,444)
Japanese Yen (Buy)	4/17/2008	779,567,100	7,683,265	7,815,135	131,870
Japanese Yen (Buy)	4/17/2008	621,466,981	6,150,337	6,230,186	79,849
Japanese Yen (Buy)	4/17/2008	617,336,613	6,329,905	6,188,780	(141,125)
Swedish Krona (Sell)	4/17/2008	247,273,645	40,604,159	41,597,094	(992,934)
					$(10,210,387)

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 96.0%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., Class A*	500	$9,505
Getty Images, Inc.*	1,600	51,200
Harte-Hanks, Inc.	2,550	34,858
inVentiv Health, Inc.*	1,000	28,810
Lamar Advertising Co., Class A*	3,300	118,569
Marchex, Inc., Class B	1,000	9,980
Omnicom Group, Inc.	10,400	459,472
The Interpublic Group of Cos., Inc.*	16,770	141,036
		853,430
Aerospace/Defense — 2.1%
AAR Corp.*	1,100	29,997
Alliant Techsystems, Inc.*	875	90,589
BE Aerospace, Inc.*	2,400	83,880
Boeing Co.	27,400	2,037,738
Curtiss-Wright Corp.	1,576	65,372
DRS Technologies, Inc.	1,618	94,297
GenCorp, Inc.*	1,500	15,435
General Dynamics Corp.	15,400	1,283,898
Goodrich Corp.	4,200	241,542
Hexcel Corp.*	3,100	59,241
Honeywell International, Inc.	32,700	1,844,934
Kratos Defense & Security Solutions, Inc.*	700	1,274
Moog, Inc., Class A*	1,500	63,315
Northrop Grumman Corp.	13,164	1,024,291
Orbital Sciences Corp.*	2,300	55,430
Raytheon Co.	17,100	1,104,831
Rockwell Collins	6,700	382,905
Teledyne Technologies, Inc.*	1,700	79,900
TransDigm Group, Inc.*	300	11,115
Triumph Group, Inc.	200	11,386
United Technologies Corp.	39,840	2,741,789
World Fuel Services Corp.	1,000	28,070
		11,351,229
Agricultural Operations — 0.5%
AGCO Corp.*	3,600	215,568
Bunge Ltd.	700	60,816
CF Industries Holdings, Inc.	1,900	196,878
Monsanto Co.	21,734	2,423,341
		2,896,603
Airlines — 0.2%
AirTran Holdings, Inc.*	3,800	25,080
Alaska Air Group, Inc.*	1,700	33,354
AMR Corp.*	9,500	85,690
Continental Airlines, Inc., Class B*	4,100	78,843
ExpressJet Holdings, Inc.*	700	1,841
JetBlue Airways Corp.*	7,050	40,890
Republic Airways Holdings, Inc.*	1,700	36,822
SkyWest, Inc.	1,900	40,128
Southwest Airlines Co.	30,500	378,200
UAL Corp.	3,610	77,723
		798,571
Auto & Related — 0.8%
Advance Auto Parts, Inc.	3,700	125,985
American Axle & Manufacturing Holdings, Inc.	2,100	43,050
ArvinMeritor, Inc.	2,100	26,271
Asbury Automotive Group, Inc.	900	12,384
AutoZone, Inc.*	2,000	227,660
Avis Budget Group, Inc.*	3,804	40,399
BorgWarner, Inc.	4,400	189,332
CarMax, Inc.*	7,146	138,775
Cummins Engine Co., Inc.	4,800	224,736
Dollar Thrifty Automotive Group, Inc.*	500	6,820
Ford Motor Co.*	72,700	415,844
General Motors Corp.	22,600	430,530
Harley-Davidson, Inc.	10,400	390,000
Johnson Controls, Inc.	19,800	669,240
Lear Corp.*	2,700	69,957
Monaco Coach Corp.	400	3,792
Navistar International Corp.*	2,800	168,420
O’Reilly Automotive, Inc.*	3,600	102,672
Oshkosh Truck Corp.	2,600	94,328
PACCAR, Inc.	13,780	620,100
Penske Automotive Group, Inc.	3,200	62,272
Proliance International, Inc.*	94	171
Superior Industries International, Inc.	300	6,225
Tenneco, Inc.*	1,500	41,910
Thor Industries, Inc.	1,600	47,632
TRW Automotive Holdings Corp.*	3,700	86,469
United Rentals, Inc.*	3,200	60,288
Visteon Corp.*	4,600	17,296
Wabash National Corp.	300	2,697
WABCO Holdings, Inc.	2,666	121,623
Winnebago Industries, Inc.	400	6,760
		4,453,638
Banks/Savings & Loans — 3.9%
AMCORE Financial, Inc.	500	10,175
Associated Banc-Corp	4,619	123,004
Astoria Financial Corp.	3,700	100,492
Banco Bilbao Vizcaya Argentaria SA, ADR	4,958	109,026
BancorpSouth, Inc.	2,700	62,532
Bank of America Corp.	166,675	6,318,649
Bank of New York Mellon Corp.	30,150	1,258,159
BankUnited Financial Corp., Class A	500	2,505
BB&T Corp.	20,911	670,407
BOK Financial Corp.	2,242	117,100
Boston Private Financial Holdings, Inc.	1,300	13,767
Brookline Bancorp, Inc.	1,500	17,220
Capitol Federal Financial	2,500	93,700
Cathay Bancorp, Inc.	1,950	40,424
Central Pacific Financial Corp.	1,300	24,505
Chemical Financial Corp.	315	7,510
City National Corp.	1,200	59,352
Comerica, Inc.	5,900	206,972
Commerce Bancshares, Inc.	3,117	131,008
Community Bank Systems, Inc.	400	9,824
CVB Financial Corp.	2,416	25,151
Dime Community Bancshares	600	10,488
East West Bancorp, Inc.	2,200	39,050
F.N.B. Corp.	1,851	28,894
Fifth Third Bancorp	22,337	467,290
First Charter Corp.	600	16,026
First Community Bancorp	1,200	32,220
First Financial Bancorp	630	8,474
First Horizon National Corp.	4,600	64,446
First Midwest Bancorp, Inc.	1,500	41,655
First Niagara Financial Group, Inc.	3,500	47,565
FirstMerit Corp.	3,000	61,980
Frontier Financial Corp.	1,500	26,520
Fulton Financial Corp.	7,067	86,853
Glacier Bancorp, Inc.	1,875	35,944
Guaranty Financial Group, Inc.*	1,333	14,156
Hancock Holding Co.	400	16,808
Hanmi Financial Corp.	1,407	10,398
Harleysville National Corp.	463	6,676
Hudson City Bancorp, Inc.	22,607	399,692
Huntington Bancshares, Inc.	13,392	143,964

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
International Bancshares Corp.	2,750	$62,095
Investors Bancorp, Inc.*	700	10,745
M&T Bank Corp.	3,000	241,440
MB Financial, Inc.	1,450	44,631
National City Corp.	26,611	264,779
National Penn Bancshares, Inc.	1,723	31,341
NBT Bancorp, Inc.	600	13,320
New York Community Bancorp, Inc.	11,765	214,358
NewAlliance Bancshares, Inc.	3,600	44,136
Northern Trust Corp.	8,700	578,289
Northwest Bancorp, Inc.	1,900	51,927
Old National Bancorp	2,307	41,526
Pacific Capital Bancorp	1,666	35,819
People’s United Financial, Inc.	10,710	185,390
PNC Bank Corp.	13,536	887,556
Prosperity Bancshares, Inc.	1,200	34,392
Provident Bankshares Corp.	400	4,296
Provident Financial Services, Inc.	2,300	32,522
Regions Financial Corp.	29,116	575,041
Royal Bank of Canada	78	3,627
S&T Bancorp, Inc.	415	13,351
Sovereign Bancorp, Inc.	18,060	168,319
Sterling Bancshares, Inc.	2,250	22,365
Sterling Financial Corp. - WA	1,660	25,913
SunTrust Banks, Inc.	11,626	641,058
SVB Financial Group*	500	21,820
TCF Financial Corp.	4,700	84,224
The Colonial BancGroup, Inc.	6,100	58,743
TrustCo Bank Corp. NY	2,380	21,158
Trustmark Corp.	1,300	28,964
U.S. Bancorp	70,915	2,294,809
UCBH Holdings, Inc.	4,020	31,195
UMB Financial Corp.	1,600	65,920
Umpqua Holdings Corp.	1,400	21,714
UnionBanCal Corp.	4,900	240,492
United Bankshares, Inc.	1,500	39,975
United Community Banks, Inc.	1,550	26,319
Valley National Bancorp	4,688	90,056
Wachovia Corp.	76,158	2,056,266
Washington Federal, Inc.	2,947	67,309
Washington Mutual, Inc.	37,834	389,690
Webster Financial Corp.	1,310	36,510
WesBanco, Inc.	100	2,471
Westamerica Bancorporation	700	36,820
Western Alliance Bancorp*	1,000	12,860
Wintrust Financial Corp.	300	10,485
Zions Bancorporation	2,707	123,304
		20,949,921
Broadcasting — 0.9%
Charter Communications, Inc., Class A*	17,100	14,569
Citadel Broadcasting Corp.	10,707	17,774
Comcast Corp., Class A	82,487	1,595,298
Comcast Corp., Class A Special	44,100	836,577
Cox Radio, Inc., Class A*	800	9,504
Crown Media Holdings, Inc., Class A*	2,400	12,408
Cumulus Media, Inc., Class A*	900	5,742
Discovery Holding Co., Class A*	8,040	170,609
DISH Network Corp., Class A*	8,300	238,459
Entercom Communications Corp.	1,100	10,923
Entravision Communications Corp.*	1,700	11,322
Gray Television, Inc.	500	2,845
Hearst-Argyle Television, Inc.	1,600	33,008
Liberty Global, Inc., Series A*	3,795	129,334
Liberty Global, Inc., Series C*	8,195	266,174
Liberty Media Holding Corp. - Capital, Series A*	6,030	94,912
Lin TV Corp., Class A*	200	1,922
Mediacom Communications Corp.*	2,700	11,691
Radio One, Inc., Class D*	2,000	3,040
Salem Communications Corp., Class A	200	802
Sinclair Broadcast Group, Inc., Class A	1,000	8,910
Spanish Broadcasting System, Inc., Class A*	400	708
The DIRECTV Group, Inc.*	48,899	1,212,206
TiVo, Inc.*	1,100	9,636
Westwood One, Inc.	2,200	4,620
World Wrestling Federation Entertainment, Inc.	1,500	27,915
		4,730,908
Building & Construction — 0.4%
Cavco Industries, Inc.*	100	3,504
Centex Corp.	4,500	108,945
Champion Enterprises, Inc.*	2,100	21,063
D.R. Horton, Inc.	12,500	196,875
Dycom Industries, Inc.*	700	8,407
Emcor Group, Inc.*	2,200	48,862
Fleetwood Enterprises, Inc.*	2,200	10,120
Granite Construction, Inc.	1,500	49,065
Insituform Technologies, Inc., Class A*	1,000	13,830
Jacobs Engineering Group, Inc.*	4,400	323,796
KB HOME	3,300	81,609
Lennar Corp., Class A	4,300	80,883
Lennar Corp., Class B	800	13,800
M.D.C. Holdings, Inc.	1,057	46,286
Martin Marietta Materials, Inc.	1,200	127,404
Masco Corp.	15,800	313,314
Modine Manufacturing Co.	400	5,796
NCI Building Systems, Inc.*	200	4,840
NVR, Inc.*	100	59,750
Perini Corp.*	110	3,985
Simpson Manufacturing Co., Inc.	1,400	38,052
Texas Industries, Inc.	600	36,066
The Ryland Group, Inc.	1,200	39,468
The Shaw Group, Inc.*	3,200	150,848
Toll Brothers, Inc.*	5,800	136,184
Trex Co., Inc.*	100	788
URS Corp.*	1,600	52,304
USG Corp.*	3,400	125,188
Vulcan Materials Co.	2,991	198,603
		2,299,635
Business Services — 1.0%
Acxiom Corp.	3,000	35,610
Administaff, Inc.	1,000	23,610
AMN Healthcare Services, Inc.*	1,200	18,504
Automatic Data Processing, Inc.	23,100	979,209
BearingPoint, Inc.*	8,600	14,448
Brady Corp., Class A	1,600	53,488
CDI Corp.	300	7,515
ChoicePoint, Inc.*	3,266	155,462
Cintas Corp.	6,000	171,240
Concur Technologies, Inc.*	500	15,525
CSG Systems International, Inc.*	1,800	20,466
Ecolab, Inc.	9,200	399,556
Electronic Data Systems Corp.	20,700	344,655
Expeditors International of Washington, Inc.	8,100	365,958
Fair Isaac Corp.	1,600	34,432
Fiserv, Inc.*	6,650	319,798
Foundry Networks, Inc.*	5,100	59,058

	SHARES	VALUE
COMMON STOCKS (Continued)
Business Services (Continued)
FTI Consulting, Inc.*	1,100	$78,144
Gartner, Inc., Class A*	4,600	88,964
Gevity HR, Inc.	200	1,732
Global Payments, Inc.	2,480	102,573
Hudson Highland Group, Inc.*	270	2,287
Iron Mountain, Inc.*	7,975	210,859
Kelly Services, Inc., Class A	500	10,280
Kenexa Corp.*	1,000	18,480
Korn/Ferry International*	1,400	23,660
Manpower, Inc.	3,200	180,032
Mastercard, Inc.	500	111,495
MAXIMUS, Inc.	400	14,684
MPS Group, Inc.*	3,900	46,098
Navigant Consulting, Inc.*	1,613	30,615
Paychex, Inc.	15,250	522,465
Resources Connection, Inc.	1,600	28,592
Robert Half International, Inc.	6,200	159,588
SEI Investments Co.	7,400	182,706
TeleTech Holdings, Inc.*	1,900	42,674
Tetra Tech, Inc.*	2,300	44,873
The Corporate Executive Board Co.	800	32,384
TrueBlue, Inc.*	2,300	30,912
Watson Wyatt & Co. Holdings	1,500	85,125
		5,067,756
Chemicals — 1.6%
A. Schulman, Inc.	200	4,106
Air Products & Chemicals, Inc.	9,000	828,000
Airgas, Inc.	2,800	127,316
Albemarle Corp.	4,000	146,080
Arch Chemicals, Inc.	200	7,452
Ashland, Inc.	2,700	127,710
Cabot Corp.	2,400	67,200
Cabot Microelectronics Corp.*	300	9,645
Celanese Corp.	5,100	199,155
Chemtura Corp.	10,078	73,973
Cytec Industries, Inc.	2,000	107,700
Dionex Corp.*	300	23,097
Dow Chemical Co.	38,200	1,407,670
E.I. du Pont de Nemours & Co.	36,800	1,720,768
Eastman Chemical Co.	2,900	181,105
Ferro Corp.	1,500	22,290
FMC Corp.	1,400	77,686
Georgia Gulf Corp.	600	4,158
H.B. Fuller Co.	2,300	46,943
Hercules, Inc.	4,100	74,989
Kronos Worldwide, Inc.	1,422	34,341
Lubrizol Corp.	2,600	144,326
Minerals Technologies, Inc.	300	18,840
Nalco Holding Co.	2,190	46,319
NL Industries, Inc.	800	8,736
Olin Corp.	2,100	41,496
OM Group, Inc.*	400	21,816
PolyOne Corp.*	3,100	19,747
Praxair, Inc.	12,200	1,027,606
Rockwood Holdings, Inc.*	2,800	91,756
Rohm & Haas Co.	8,000	432,640
RPM, Inc.	4,400	92,136
Sigma-Aldrich Corp.	5,000	298,250
Spartech Corp.	500	4,225
Symyx Technologies, Inc.*	400	3,000
Terra Industries, Inc.*	3,400	120,802
The Mosaic Co.*	4,400	451,440
The Valspar Corp.	3,200	63,488
Tronox, Inc., Class B	857	3,342
UAP Holding Corp.	2,600	99,684
Valhi, Inc.	3,660	85,607
W.R. Grace & Co.*	700	15,974
Westlake Chemical Corp.	2,100	27,405
Zep, Inc.	500	8,110
		8,418,129
Commercial Services — 0.5%
Advance America Cash Advance Centers, Inc.	500	3,775
Alliance Data Systems Corp.*	3,100	147,281
Arbitron, Inc.	300	12,948
Broadridge Financial Solutions, Inc.	5,775	101,640
Coinstar, Inc.*	1,000	28,140
Convergys Corp.*	5,300	79,818
CoStar Group, Inc.*	200	8,600
Deluxe Corp.	2,100	40,341
Euronet Worldwide, Inc.*	1,400	26,964
Fluor Corp.	2,100	296,436
Global Cash Access Holdings, Inc.*	500	2,930
Heartland Payment Systems, Inc.	1,400	32,214
Hewitt Associates, Inc., Class A*	380	15,113
Live Nation, Inc.*	3,200	38,816
Mobile Mini, Inc.*	1,000	19,000
Moody’s Corp.	11,100	386,613
PHH Corp.*	1,567	27,313
Plexus Corp.*	800	22,440
Polycom, Inc.*	3,400	76,636
Quanta Services, Inc.*	5,834	135,174
R.H. Donnelley Corp.*	2,459	12,442
TETRA Technologies, Inc.*	2,600	41,184
The Western Union Co.	29,079	618,510
Viad Corp.	400	14,404
Weight Watchers International, Inc.	3,700	171,421
Wright Express Corp.*	1,300	39,949
		2,400,102
Communication Services — 0.0%
JDS Uniphase Corp.*	7,586	101,577

Communications Equipment — 0.1%
Arris Group, Inc.*	3,500	20,370
Atheros Communications, Inc.*	1,500	31,260
Ceradyne, Inc.*	300	9,588
Finisar Corp.*	13,400	17,152
General Cable Corp.*	1,400	82,698
Ixia*	1,700	13,192
L-3 Communications Holdings, Inc.	4,100	448,294
MasTec, Inc.*	2,200	18,062
Sonus Networks, Inc.*	12,300	42,312
Tekelec*	2,000	24,900
UTStarcom, Inc.*	4,400	12,496
ViaSat, Inc.*	1,200	26,064
		746,388
Computer Equipment — 1.4%
Adaptec, Inc.*	1,100	3,234
Electronics for Imaging, Inc.*	1,500	22,380
EMC Corp.*	87,332	1,252,341
Emulex Corp.*	3,300	53,592
Hutchinson Technology, Inc.*	400	6,364
Imation Corp.	500	11,370
Ingram Micro, Inc., Class A*	6,300	99,729
Insight Enterprises, Inc.*	1,000	17,500
Intel Corp.	230,600	4,884,108
MEMC Electronic Materials, Inc.*	8,400	595,560

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Equipment (Continued)
Mentor Graphics Corp.*	3,500	$30,905
MTS Systems Corp.	152	4,903
Palm, Inc.	3,400	17,000
SanDisk Corp.*	7,800	176,046
Seagate Technology	2,590	54,234
Semtech Corp.*	3,700	53,021
Silicon Storage Technology, Inc.*	1,300	3,406
Synaptics, Inc.*	300	7,164
Trident Microsystems, Inc.*	2,700	13,905
Varian Semiconductor Equipment Associates, Inc.*	2,925	82,339
Western Digital Corp.*	8,900	240,656
Whitney Holding Corp.	2,525	62,595
		7,692,352
Computer Services — 1.6%
Affiliated Computer Services, Inc., Class A*	4,300	215,473
Aspen Technology, Inc.*	3,000	38,250
Avocent Corp.*	1,100	18,590
Black Box Corp.	300	9,255
Brocade Communications Systems, Inc.*	15,950	116,435
Cadence Design Systems, Inc.*	11,800	126,024
Cisco Systems, Inc.*	242,621	5,844,740
Cognizant Technology Solutions Corp., Class A*	9,400	271,002
Computer Sciences Corp.*	6,300	256,977
Compuware Corp.*	14,300	104,962
Diebold, Inc.	2,800	105,140
DST Systems, Inc.*	2,500	164,350
Extreme Networks, Inc.*	3,400	10,540
FactSet Research Systems, Inc.	1,050	56,563
Fidelity National Information Services, Inc.	9,678	369,119
IHS, Inc., Class A*	1,600	102,896
Jack Henry & Associates, Inc.	3,100	76,477
Manhattan Associates, Inc.*	300	6,879
MICROS Systems, Inc.*	3,200	107,712
NCR Corp.*	6,900	157,527
NETGEAR, Inc.*	1,000	19,950
Perot Systems Corp., Class A*	4,500	67,680
Sapient Corp.*	5,000	34,800
SRA International, Inc., Class A*	1,400	34,034
Sybase, Inc.*	3,100	81,530
Sykes Enterprises, Inc.*	1,400	24,626
Syntel, Inc.	1,400	37,310
Unisys Corp.*	13,800	61,134
Wind River Systems, Inc.*	3,300	25,542
		8,545,517
Computer Software — 3.7%
3Com Corp.*	14,100	32,289
ACI Worldwide, Inc.*	900	17,928
Activision, Inc.*	11,744	320,729
Adobe Systems, Inc.*	23,208	825,973
Advent Software, Inc.*	400	17,048
ANSYS, Inc.*	3,000	103,560
Autodesk, Inc.*	9,300	292,764
Blackbaud, Inc.	500	12,140
Blackboard, Inc.*	1,000	33,330
BMC Software, Inc.*	8,200	266,664
Borland Software Corp.*	2,200	4,444
CA, Inc.	21,600	486,000
Citrix Systems, Inc.*	6,400	187,712
Electronic Arts, Inc.*	12,300	614,016
Epicor Software Corp.*	1,900	21,280
eResearch Technology, Inc.*	1,600	19,872
Informatica Corp.*	2,400	40,944
Intermec, Inc.*	1,800	39,942
Intuit, Inc.*	13,200	356,532
L-1 Identity Solutions, Inc.*	2,731	36,322
Lawson Software, Inc.*	7,000	52,710
McAfee, Inc.*	6,400	211,776
Metavante Technologies, Inc.*	3,200	63,968
Microsoft Corp.	320,200	9,087,276
Midway Games, Inc.*	3,500	9,450
National Instruments Corp.	2,850	74,499
NetApp, Inc.*	14,200	284,710
Novell, Inc.*	13,200	83,028
Nuance Communications, Inc.*	7,700	134,057
NVIDIA Corp.*	21,300	421,527
Omniture, Inc.*	600	13,926
Openwave Systems, Inc.	3,000	7,350
Oracle Corp.*	207,260	4,054,006
Parametric Technology Corp.*	4,580	73,188
Progress Software Corp.*	1,300	38,896
Quest Software, Inc.*	3,600	47,052
Red Hat, Inc.*	7,200	132,408
Salesforce.com, Inc.*	4,300	248,841
Symantec Corp.*	37,565	624,330
Take-Two Interactive Software, Inc.*	2,150	54,868
Teradata Corp.*	6,900	152,214
THQ, Inc.*	1,850	40,330
TIBCO Software, Inc.*	8,300	59,262
Ulticom, Inc.*	500	3,375
Verint Systems, Inc.*	1,000	16,130
		19,718,666
Computers — 3.3%
Apple, Inc.*	32,400	4,649,400
Dell, Inc.*	90,900	1,810,728
Hewlett-Packard Co.	103,801	4,739,554
International Business Machines Corp.	48,400	5,572,776
Sun Microsystems, Inc.*	36,000	559,080
		17,331,538
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	56,631

Consumer Products — 2.5%
Avon Products, Inc.	18,700	739,398
Blyth, Inc.	1,500	29,580
Central Garden & Pet Co.*	200	922
Central Garden & Pet Co., Class A*	400	1,776
Clorox Co.	6,100	345,504
Colgate-Palmolive Co.	21,600	1,682,856
Energizer Holdings, Inc.*	2,000	180,960
Estee Lauder Companies, Inc., Class A	4,800	220,080
Fortune Brands, Inc.	5,300	368,350
Fossil, Inc.*	2,600	79,404
Hasbro, Inc.	5,700	159,030
IDEXX Laboratories, Inc.*	1,600	78,816
International Flavors & Fragrances, Inc.	3,500	154,175
Jarden Corp.*	2,655	57,720
Mattel, Inc.	15,300	304,470
Newell Rubbermaid, Inc.	11,100	253,857
Procter & Gamble Co.	123,705	8,668,009
Russ Berrie & Co., Inc.*	400	5,624
Sally Beauty Holdings, Inc.*	3,500	24,150
Spectrum Brands, Inc.*	1,500	6,855
The Scotts Co., Class A	2,200	71,324
Tupperware Corp.	1,700	65,756
		13,498,616

	SHARES	VALUE
COMMON STOCKS (Continued)
Containers & Glass — 0.1%
Crown Holdings, Inc.*	6,900	$173,604
Owens-Illinois, Inc.*	5,800	327,294
Silgan Holdings, Inc.	600	29,778
		530,676
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	96,634
Pactiv Corp.*	4,500	117,945
Rock-Tenn Co., Class A	1,400	41,958
Sealed Air Corp.	5,800	146,450
Sonoco Products Co.	1,700	48,671
		451,658
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	14,045
Central European Distribution Corp.*	1,400	81,466
Fastenal Co.	5,100	234,243
Genuine Parts Co.	5,900	237,298
Grainger, Inc.	2,500	190,975
LKQ Corp.*	2,600	58,422
Owens & Minor, Inc.	1,500	59,010
ScanSource, Inc.*	200	7,238
United Natural Foods, Inc.*	1,600	29,936
United Stationers, Inc.*	500	23,850
Watsco, Inc.	200	8,284
WESCO International, Inc.*	1,500	54,735
		999,502
Diversified Operations — 2.0%
3M Co.	28,600	2,263,690
Actuant Corp., Class A	2,400	72,504
Acuity Brands, Inc.	1,000	42,950
Barnes Group, Inc.	1,900	43,605
Carlisle Cos., Inc.	2,600	86,944
Chemed Corp.	400	16,880
Corning, Inc.	61,560	1,479,902
Covanta Holding Corp.*	5,690	156,475
Crane Co.	2,300	92,805
Danaher Corp.	12,300	935,169
ESCO Technologies, Inc.*	400	15,888
Esterline Technologies Corp.*	300	15,111
Federal Signal Corp.	900	12,564
Griffon Corp.*	400	3,440
Harsco Corp.	2,000	110,760
Hawaiian Electric Industries, Inc.	2,800	66,836
Hillenbrand Industries, Inc.	2,500	119,500
Illinois Tool Works, Inc.	22,700	1,094,821
ITT Industries, Inc.	7,400	383,394
KBR, Inc.	8,946	248,073
Lancaster Colony Corp.	500	19,980
Leucadia National Corp.	7,800	352,716
Lockheed Martin Corp.	15,500	1,539,150
Mathews International Corp., Class A	500	24,125
Pentair, Inc.	3,700	118,030
PerkinElmer, Inc.	4,500	109,125
PPG Industries, Inc.	6,600	399,366
Roper Industries, Inc.	3,100	184,264
Sensient Technologies Corp.	1,800	53,082
Teleflex, Inc.	900	42,939
Textron, Inc.	7,800	432,276
Tredegar Corp.	400	7,284
Trinity Industries, Inc.	2,400	63,960
Universal Corp.	500	32,765
Vector Group Ltd.	1,588	27,933
Walter Industries, Inc.	1,400	87,682
		10,755,988
Education — 0.1%
Apollo Group, Inc., Class A*	6,550	282,960
Career Education Corp.*	3,700	47,064
Corinthian Colleges, Inc.*	3,100	22,413
DeVry, Inc.	2,400	100,416
INVESTools, Inc.*	700	7,693
ITT Educational Services, Inc.*	900	41,337
Renaissance Learning, Inc.	500	6,995
Strayer Education, Inc.	200	30,500
The Geo Group, Inc.*	800	22,752
Universal Technical Institute, Inc.*	1,000	11,730
		573,860
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	38,620
Dynegy, Inc.*	16,200	127,818
Great Plains Energy, Inc.	2,700	66,555
Integrys Energy Group, Inc.	1,377	64,223
NSTAR	4,300	130,849
Portland General Electric Co.	2,100	47,355
Weststar Energy, Inc.	3,100	70,587
		546,007
Electrical Equipment — 2.7%
A.O. Smith Corp.	300	9,861
Advanced Energy Industries, Inc.*	1,800	23,868
Avid Technology, Inc.*	1,700	41,378
Axcelis Technologies, Inc.*	2,800	15,680
Checkpoint Systems, Inc.*	600	16,110
Cooper Industries Ltd.	1,100	44,165
Credence Systems Corp.*	2,500	4,250
FLIR Systems, Inc.*	5,000	150,450
General Electric Co.	362,399	13,412,387
GrafTech International Ltd.*	3,700	59,977
Lincoln Electric Holdings, Inc.	900	58,041
Littelfuse, Inc.*	400	13,988
Microchip Technology, Inc.	8,150	266,749
Molex, Inc.	2,500	54,650
Molex, Inc., Class A	2,600	60,216
Power Integrations, Inc.*	400	11,704
Power-One, Inc.*	1,200	3,852
Rogers Corp.*	300	10,023
Veeco Instruments, Inc.*	400	6,652
Vicor Corp.	200	2,388
Xilinx, Inc.	12,400	294,500
		14,560,889
Electronics — 2.4%
Advanced Micro Devices, Inc.*	18,400	108,376
Agilent Technologies, Inc.*	16,800	501,144
Altera Corp.	14,500	267,235
American Superconductor Corp.*	500	11,595
AMETEK, Inc.	3,750	164,662
Amkor Technology, Inc.*	7,500	80,250
Amphenol Corp., Class A	6,600	245,850
Analog Devices, Inc.	13,900	410,328
Anixter International, Inc.*	1,600	102,464
Applied Energetics, Inc.*	2,300	3,818
Applied Materials, Inc.	55,900	1,090,609
Applied Micro Circuits Corp.*	2,950	21,181
Arrow Electronics, Inc.*	4,600	154,790
Atmel Corp.*	19,500	67,860
ATMI, Inc.*	1,500	41,745
Avnet, Inc.*	5,522	180,735
AVX Corp.	6,200	79,422

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
Belden, Inc.	1,500	$52,980
Benchmark Electronics, Inc.*	2,250	40,388
Broadcom Corp., Class A*	19,900	383,473
Brooks Automation, Inc.*	2,500	24,300
Cirrus Logic, Inc.*	3,100	20,832
Coherent, Inc.*	400	11,156
Conexant Systems, Inc.*	5,517	3,199
Cree, Inc.*	2,600	72,696
Cubic Corp.	500	14,215
Cymer, Inc.*	1,500	39,060
Cypress Semiconductor Corp.*	6,100	144,021
Daktronics, Inc.	1,600	28,656
Diodes, Inc.*	1,500	32,940
DSP Group, Inc.*	500	6,370
Emerson Electric Co.	32,100	1,651,866
Energy Conversion Devices, Inc.*	900	26,910
EnerSys*	1,800	43,056
Entegris, Inc.*	5,017	36,072
Exar Corp.*	600	4,938
Fairchild Semiconductor International, Inc.*	4,600	54,832
FormFactor, Inc.*	1,100	21,010
Gentex Corp.	5,600	96,040
Harman International Industries, Inc.	1,900	82,726
Hittite Microwave Corp.*	1,100	41,162
Hubbell, Inc., Class B	2,100	91,749
II-VI, Inc.*	1,100	41,778
Integrated Device Technology, Inc.*	7,990	71,351
International Rectifier Corp.*	2,600	55,900
Intersil Corp., Class A	5,500	141,185
Itron, Inc.*	1,000	90,230
Jabil Circuit, Inc.	8,500	80,410
KEMET Corp.*	1,500	6,060
KLA-Tencor Corp.	9,000	333,900
Lam Research Corp.*	5,700	217,854
Lattice Semiconductor Corp.*	3,900	11,076
Linear Technology Corp.	7,000	214,830
LSI Corp.*	29,110	144,095
Maxim Integrated Products, Inc.	12,836	261,726
Micrel, Inc.	2,800	25,956
Micron Technology, Inc.*	28,714	171,423
Microsemi Corp.*	2,900	66,120
MKS Instruments, Inc.*	2,300	49,220
Multi-Fineline Electronix, Inc.*	600	11,262
National Semiconductor Corp.	12,700	232,664
Newport Corp.*	1,600	17,872
Novellus Systems, Inc.*	4,556	95,904
OmniVision Technologies, Inc.*	1,000	16,820
ON Semiconductor Corp.*	17,600	99,968
Photronics, Inc.*	600	5,730
PMC-Sierra, Inc.*	8,400	47,880
QLogic Corp.*	5,800	89,030
Rambus, Inc.*	4,400	102,564
Rockwell Automation Inc.	6,400	367,488
Sanmina-SCI Corp.*	21,220	34,376
Sigmatel, Inc.*	1,000	2,890
Silicon Image, Inc.*	2,600	13,026
Silicon Laboratories, Inc.*	2,100	66,234
Skyworks Solutions, Inc.*	7,200	52,416
Synopsys, Inc.*	4,900	111,279
Taser International, Inc.*	1,000	9,400
Tech Data Corp.*	1,300	42,640
Technitrol, Inc.	1,500	34,695
Teradyne, Inc.*	7,100	88,182
Tessera Technologies, Inc.*	1,600	33,280
Texas Instruments, Inc.	57,600	1,628,352
Thermo Fisher Scientific, Inc.*	15,523	882,327
Thomas & Betts Corp.*	2,300	83,651
Trimble Navigation Ltd.*	3,900	111,501
TriQuint Semiconductor, Inc.*	5,100	25,806
Vishay Intertechnology, Inc.*	6,430	58,256
Vitesse Semiconductor Corp.*	6,200	4,154
Zoran Corp.*	1,700	23,222
		12,932,694
Energy — 2.1%
Centerpoint Energy, Inc.	12,850	183,369
ChevronTexaco Corp.	85,547	7,302,292
CONSOL Energy, Inc.	7,000	484,330
DTE Energy Co.	6,800	264,452
Entergy Corp.	7,500	818,100
Evergreen Energy, Inc.*	2,600	4,004
Evergreen Solar, Inc.*	2,100	19,467
NRG Energy, Inc.*	10,400	405,496
Peabody Energy Corp.	11,100	566,100
Progress Energy, Inc.	10,200	425,340
Sempra Energy	10,010	533,333
Syntroleum Corp.*	1,500	930
VeraSun Energy Corp.*	800	5,880
Watts Industries, Inc., Class A	400	11,212
		11,024,305
Environmental Services — 0.0%
Compagnie Generale de Geophysique-Veritas, ADR*	1,406	69,611
Headwaters, Inc.*	1,500	19,785
Mine Safety Appliances Co.	800	32,952
Rollins, Inc.	3,525	62,357
		184,705
Facility Services — 0.0%
ABM Industries, Inc.	1,800	40,392

Financial Services — 6.6%
Advanta Corp., Class B	300	2,109
Affiliated Managers Group, Inc.*	600	54,444
AMBAC Financial Group, Inc.	2,850	16,387
American Capital Strategies, Ltd.	6,100	208,376
American Express Co.	47,600	2,081,072
AmeriCredit Corp.*	4,900	49,343
Ameriprise Financial, Inc.	10,040	520,574
Asset Acceptance Capital Corp.	1,300	12,519
Bank of Hawaii Corp.	1,900	94,164
BlackRock, Inc.	1,400	285,852
Capital One Financial Corp.	12,772	628,638
CapitalSource, Inc.	4,992	48,273
Cash America International, Inc.	1,200	43,680
Charles Schwab Corp.	50,700	954,681
CIT Group, Inc.	7,600	90,060
Citigroup, Inc.	193,789	4,150,960
Citizens Banking Corp.	2,894	35,972
Cohen & Steers, Inc.	1,500	39,735
CompuCredit Corp.*	1,700	15,079
Countrywide Credit Industries, Inc.	23,100	127,050
Cullen/Frost Bankers, Inc.	2,100	111,384
Discover Financial Services	21,300	348,681
Dun & Bradstreet Corp.	1,800	146,484
E*Trade Financial Corp.*	16,200	62,532
Eaton Vance Corp.	4,400	134,244
Equifax, Inc.	4,789	165,125
eSPEED, Inc., Class A*	400	4,664
Federal National Mortgage Association	39,000	1,026,480

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Federated Investors, Inc., Class B	3,600	$140,976
Financial Federal Corp.	300	6,543
First Commonwealth Financial Corp.	2,200	25,498
Franklin Resources, Inc.	8,000	775,920
Greenhill & Co., Inc.	900	62,604
H&R Block, Inc.	12,900	267,804
Interactive Data Corp.	3,200	91,104
IntercontinentalExchange, Inc.*	700	91,350
Investment Technology Group, Inc.*	1,500	69,270
Irwin Financial Corp.	400	2,124
J.P. Morgan Chase & Co.	138,508	5,948,919
Jackson Hewitt Tax Service, Inc.	500	5,735
Janus Capital Group, Inc.	7,100	165,217
Jefferies Group, Inc.	4,300	69,359
KeyCorp	15,400	338,030
Knight Capital Group, Inc., Class A*	4,200	68,208
LaBranche & Co., Inc.*	500	2,175
Legg Mason, Inc.	2,850	159,543
Lehman Brothers Holdings, Inc.	20,300	764,092
Marshall & Ilsley Corp.	9,600	222,720
MBIA, Inc.	4,900	59,878
MCG Capital Corp.	1,900	17,271
Merrill Lynch & Co., Inc.	34,162	1,391,760
MoneyGram International, Inc.	2,900	5,394
Morgan Stanley	42,600	1,946,820
Nelnet, Inc., Class A	1,000	11,750
NYSE Euronext	5,600	345,576
optionsXpress Holdings, Inc.	600	12,426
Piper Jaffray Cos., Inc.*	360	12,226
Protective Life Corp.	2,400	97,344
Prudential Financial, Inc.	18,700	1,463,275
Raymond James Financial, Inc.	3,900	89,622
State Street Corp.	14,140	1,117,060
Susquehanna Bancshares, Inc.	1,900	38,703
Synovus Financial Corp.	13,000	143,780
T. Rowe Price Group, Inc.	10,000	500,000
TD Ameritrade Holding Corp.*	23,200	383,032
The Bear Stearns Cos., Inc.	3,500	36,715
The First Marblehead Corp.	3,800	28,348
The Goldman Sachs Group, Inc.	12,500	2,067,375
The Nasdaq OMX Group, Inc.*	4,000	154,640
The South Financial Group, Inc.	2,700	40,122
The Student Loan Corp.	400	39,560
Waddell & Reed Financial, Inc., Class A	2,717	87,297
Wells Fargo & Co.	136,574	3,974,303
Wilmington Trust Corp.	2,500	77,750
World Acceptance Corp.*	900	28,665
		34,906,445
Food & Beverages — 4.3%
American Italian Pasta Co., Class A*	300	1,635
Anheuser-Busch Cos., Inc.	32,300	1,532,635
Archer-Daniels-Midland Co.	26,277	1,081,561
Brown Forman Corp., Class B	2,000	132,440
Campbell Soup Co.	16,300	553,385
Chiquita Brands International, Inc.*	500	11,555
Coca-Cola Co.	93,800	5,709,606
Coca-Cola Enterprises, Inc.	20,200	488,840
ConAgra, Inc.	21,200	507,740
Constellation Brands, Inc., Class A*	7,600	134,292
Corn Products International, Inc.	2,700	100,278
Dean Foods Co.	5,184	104,146
Del Monte Foods Co.	7,188	68,502
Flowers Foods, Inc.	3,337	82,591
General Mills, Inc.	13,500	808,380
H.J. Heinz Co.	13,200	620,004
Hain Celestial Group, Inc.*	1,400	41,300
Hansen Natural Corp.*	900	31,770
Hershey Foods Corp.	6,300	237,321
Hormel Foods Corp.	5,500	229,130
Kellogg Co.	15,900	835,704
Kraft Foods, Inc., Class A	64,671	2,005,448
McCormick & Co., Inc.	4,300	158,971
Molson Coors Brewing Co., Class B	4,600	241,822
Panera Bread Co., Class A*	300	12,567
PepsiAmericas, Inc.	4,400	112,332
PepsiCo, Inc.	65,690	4,742,818
Performance Food Group Co.*	800	26,144
Pilgrim’s Pride Corp.	2,700	54,621
Ralcorp Holdings, Inc.*	500	29,075
Sanderson Farms, Inc.	400	15,204
Sara Lee Corp.	29,300	409,614
Smithfield Foods, Inc.*	4,000	103,040
SYSCO Corp.	24,700	716,794
The J.M. Smucker Co.	1,329	67,261
Tootsie Roll Industries, Inc.	594	14,976
TreeHouse Foods, Inc.*	816	18,654
Tyson Foods, Inc., Class A	10,402	165,912
Wm. Wrigley Jr. Co.	8,725	548,279
		22,756,347
Forest & Paper Products — 0.5%
International Paper Co.	18,724	509,293
Kimberly-Clark Corp.	18,300	1,181,265
P.H. Glatfelter Co.	700	10,577
Smurfit-Stone Container Corp.*	9,700	74,690
Universal Forest Products, Inc.	200	6,440
Wausau-Mosinee Paper Corp.	800	6,608
Weyerhaeuser Co.	9,415	612,351
		2,401,224
Funeral Services — 0.0%
Service Corp. International	11,710	118,739
Stewart Enterprises, Inc., Class A	3,000	19,260
		137,999
Health Care - Biotechnology — 2.2%
Abraxis BioScience, Inc.*	766	45,255
Affymetrix, Inc.*	2,700	47,007
Alexion Pharmaceuticals, Inc.*	1,000	59,300
Amgen, Inc.*	46,622	1,947,867
Applera Corp. - Celera Genomics Group.*	2,800	41,160
Arena Pharmaceuticals, Inc.*	1,500	10,260
AtheroGenics, Inc.*	600	480
Biogen Idec, Inc.*	13,505	833,124
BioMarin Pharmaceutical, Inc.*	3,200	113,184
Cambrex Corp.	500	3,465
Charles River Laboratories International, Inc.*	2,588	152,537
CV Therapeutics, Inc.*	1,400	9,982
Enzon, Inc.*	500	4,605
Exelixis, Inc.*	3,800	26,410
Genentech, Inc.*	31,500	2,557,170
Genzyme Corp.*	9,900	737,946
Gilead Sciences, Inc.*	36,800	1,896,304
Illumina, Inc.*	1,700	129,030
ImClone Systems, Inc.*	2,700	114,534
Incyte Corp.*	2,000	21,020
Integra LifeSciences Holdings*	400	17,388
InterMune, Inc.*	1,300	18,954
LifeCell Corp.*	1,000	42,030

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Martek Biosciences Corp.*	1,100	$33,627
Medarex, Inc.*	5,000	44,250
Medtronic, Inc.	46,000	2,225,020
Meridian Bioscience, Inc.	300	10,029
Myriad Genetics, Inc.*	1,300	52,377
Nabi Biopharmaceuticals*	1,600	6,432
Nuvelo, Inc.*	1,600	1,136
PDL BioPharma, Inc.*	4,400	46,596
Pharmaceutical Product Development, Inc.	3,900	163,410
QIAGEN N.V.*	354	7,363
Regeneron Pharmaceuticals, Inc.*	2,300	44,137
Techne Corp.*	800	53,888
Telik, Inc.*	1,900	4,636
The Medicines Co.*	1,700	34,340
Trimeris, Inc.*	300	1,956
		11,558,209
Health Care - Drugs — 3.6%
Abbott Laboratories	61,800	3,408,270
Adolor Corp.*	1,600	7,312
Alkermes, Inc.*	4,179	49,646
Alnylam Pharmaceuticals, Inc.*	500	12,200
Alpharma, Inc., Class A*	1,700	44,557
AmerisourceBergen Corp.	7,118	291,696
Amylin Pharmaceuticals, Inc.*	4,400	128,524
APP Pharmaceuticals, Inc.*	6,250	75,500
Auxilium Pharmaceuticals, Inc.*	500	13,370
Barr Laboratories, Inc.*	3,825	184,786
Bristol-Myers Squibb Co.	80,800	1,721,040
Celgene Corp.*	16,904	1,036,046
Cephalon, Inc.*	2,300	148,120
Cubist Pharmaceuticals, Inc.*	1,600	29,472
Dendreon Corp.*	600	2,892
Eli Lilly & Co.	45,300	2,337,027
Forest Laboratories, Inc.*	12,700	508,127
Impax Laboratories, Inc.*	700	6,510
Inspire Pharmaceuticals, Inc.*	400	1,540
Isis Pharmaceuticals, Inc.*	2,900	40,919
K-V Pharmaceutical Co., Class A*	1,500	37,440
King Pharmaceuticals, Inc.*	9,249	80,466
Ligand Pharmaceuticals, Inc., Class B	900	3,600
MannKind Corp.*	1,600	9,552
Medicis Pharmaceutical Corp., Class A	1,300	25,597
Millennium Pharmaceuticals, Inc.*	12,600	194,796
Mylan Laboratories, Inc.	6,425	74,530
Neurocrine Biosciences, Inc.*	800	4,320
NPS Pharmaceuticals, Inc.*	500	1,950
Onyx Pharmaceuticals, Inc.*	1,300	37,739
OSI Pharmaceuticals, Inc.*	2,200	82,258
Par Pharmaceutical Cos., Inc.*	700	12,173
Pfizer, Inc.	283,575	5,935,225
PharMerica Corp.*	1,251	20,729
Sciele Pharma, Inc.*	1,300	25,350
Sepracor, Inc.*	3,900	76,128
United Therapeutics Corp.*	200	17,340
Valeant Pharmaceuticals International*	3,000	38,490
Vertex Pharmaceuticals, Inc.*	4,000	95,560
ViroPharma, Inc.*	2,800	25,032
Watson Pharmaceuticals, Inc.*	3,900	114,348
Wyeth	53,800	2,246,688
Zymogenetics, Inc.*	3,200	31,360
		19,238,225
Health Care - Products — 3.5%
Advanced Medical Optics, Inc.*	1,874	38,042
Align Technology, Inc.*	2,500	27,775
Allergan, Inc.	7,600	428,564
American Medical Systems Holdings, Inc.*	2,100	29,799
ArthroCare Corp.*	200	6,670
Beckman Coulter, Inc.	2,600	167,830
Becton, Dickinson & Co.	9,400	806,990
Boston Scientific Corp.*	40,475	520,913
C.R. Bard, Inc.	3,700	356,680
CONMED Corp.*	500	12,820
Cyberonics, Inc.*	400	5,800
Datascope Corp.	300	12,429
DENTSPLY International, Inc.	5,734	221,332
Eclipsys Corp.*	300	5,883
Edwards Lifesciences Corp.*	1,400	62,370
Haemonetics Corp.*	500	29,790
Henry Schein, Inc.*	3,000	172,200
Hologic, Inc.*	3,576	198,826
Hospira, Inc.*	5,440	232,669
Human Genome Sciences, Inc.*	4,700	27,683
Immucor, Inc.*	2,175	46,415
Invacare Corp.	500	11,140
Invitrogen Corp.*	1,300	111,111
Johnson & Johnson	116,012	7,525,698
Kinetic Concepts, Inc.*	2,100	97,083
Mentor Corp.	1,700	43,724
Merck & Co., Inc.	86,800	3,294,060
Nektar Therapeutics*	3,500	24,290
NuVasive, Inc.*	1,200	41,412
Patterson Cos., Inc.*	5,000	181,500
Perrigo Co.	3,200	120,736
PSS World Medical, Inc.*	2,900	48,314
ResMed, Inc.*	2,300	97,014
Schering-Plough Corp.	59,500	857,395
Sirona Dental Systems, Inc.*	1,900	51,243
St. Jude Medical, Inc.*	13,400	578,746
Stryker Corp.	15,400	1,001,770
The Cooper Cos., Inc.	1,155	39,767
Thoratec Corp.*	2,100	30,009
USANA Health Sciences, Inc.*	200	4,406
Varian Medical Systems, Inc.*	4,800	224,832
West Pharmaceutical Services, Inc.	800	35,384
Wright Medical Group, Inc.*	400	9,656
Zimmer Holdings, Inc.*	8,380	652,467
		18,493,237
Health Care - Services — 2.0%
Allscripts Heathcare Solutions, Inc.*	1,900	19,608
Amedisys, Inc.*	1,100	43,274
AMERIGROUP Corp.*	2,200	60,126
AmSurg Corp.*	300	7,104
Apria Healthcare Group, Inc.*	1,800	35,550
Baxter International, Inc.	26,200	1,514,884
Cardinal Health, Inc.	15,900	834,909
Centene Corp.*	1,800	25,092
Cerner Corp.*	2,600	96,928
Community Health Systems, Inc.*	3,300	110,781
Covance, Inc.*	2,300	190,831
Coventry Health Care, Inc.*	6,350	256,222
DaVita, Inc.*	3,500	167,160
Express Scripts, Inc.*	8,400	540,288
Health Management Associates, Inc., Class A*	8,700	46,023
Health Net, Inc.*	3,900	120,120
HealthExtras, Inc.*	1,300	32,292
HEALTHSOUTH Corp.*	800	14,232
Healthspring, Inc.*	500	7,040

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Services (Continued)
Healthways, Inc.*	500	$17,670
Hlth Corp.*	11,100	105,894
Humana, Inc.*	5,500	246,730
IMS Health, Inc.	7,700	161,777
Kindred Healthcare, Inc.*	1,800	39,366
Laboratory Corp. of America Holdings*	5,000	368,400
LifePoint Hospitals, Inc.*	233	6,401
Lincare Holdings, Inc.*	3,600	101,196
Magellan Health Services, Inc.*	1,300	51,597
McKesson HBOC, Inc.	11,000	576,070
Medco Health Solutions, Inc.*	22,938	1,004,455
MedQuist, Inc.*	500	4,725
Molina Healthcare, Inc.*	1,000	24,420
Odyssey Healthcare, Inc.*	400	3,600
Omnicare, Inc.	4,100	74,456
PAREXEL International Corp.*	2,400	62,640
Pediatrix Medical Group, Inc.*	1,200	80,880
Psychiatric Solutions, Inc.*	1,700	57,664
Quality Systems, Inc.	1,200	35,844
Quest Diagnostics, Inc.	7,500	339,525
STERIS Corp.	2,100	56,343
Sunrise Senior Living, Inc.*	1,400	31,192
Tenet Healthcare Corp.*	17,950	101,597
The TriZetto Group, Inc.*	1,300	21,697
UnitedHealth Group, Inc.	51,414	1,766,585
Universal Health Services, Inc.	1,300	69,797
VCA Antech, Inc.*	2,600	71,110
WellPoint, Inc.*	22,978	1,014,019
		10,618,114
Hotels & Restaurants — 0.1%
Las Vegas Sands Corp.*	2,100	154,644
Wyndham Worldwide Corp.	7,609	157,354
Wynn Resorts Ltd.	3,200	322,048
		634,046
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	4,112
Kimball International, Inc., Class B	1,000	10,720
Sealy Corp.	300	2,280
Tempur-Pedic International, Inc.	2,400	26,400
Whirlpool Corp.	1,867	162,018
		205,530
Household Products — 0.1%
Black & Decker Corp.	2,300	152,030
Church & Dwight Co., Inc.	2,500	135,600
Ethan Allen Interiors, Inc.	800	22,744
Furniture Brands International, Inc.	1,000	11,700
		322,074
Instruments - Scientific — 0.2%
Applera Corp. - Applied Biosystems Group	6,700	220,162
Bruker BioSciences Corp.*	3,900	60,021
Cepheid, Inc.*	700	17,073
ev3, Inc.*	2,200	17,908
FEI Co.*	600	13,098
Gen-Probe, Inc.*	1,200	57,840
Greatbatch, Inc.*	300	5,523
Intuitive Surgical, Inc.*	400	129,740
Millipore Corp.*	2,000	134,820
Symmetry Medical, Inc.*	200	3,320
Waters Corp.*	3,400	189,380
		848,885
Insurance — 3.9%
Aetna, Inc.	21,900	921,771
AFLAC, Inc.	19,900	1,292,505
Alfa Corp.	3,400	74,732
Allstate Corp.	25,200	1,211,112
American Equity Investment Life Holding Co.	1,800	16,704
American Financial Group, Inc.	5,000	127,800
American International Group, Inc.	104,145	4,504,271
American National Insurance Co.	400	42,680
Aon Corp.	12,600	506,520
Argo Group International Holdings, Ltd.*	648	23,017
Arthur J. Gallagher & Co.	3,200	75,584
Assurant, Inc.	4,400	267,784
Brown & Brown, Inc.	4,700	81,686
Chubb Corp.	16,500	816,420
CIGNA Corp.	11,100	450,327
Cincinnati Financial Corp.	6,614	251,597
CNA Financial Corp.	10,300	265,637
CNA Surety Corp.*	900	13,842
Conseco, Inc.*	6,800	69,360
Delphi Financial Group, Inc., Class S	1,675	48,960
Erie Indemnity Co., Class A	1,400	71,666
FBL Financial Group, Inc., Class A	200	5,698
Fidelity National Title Group, Inc., Class A	7,004	128,383
Genworth Financial, Inc. - Class A	4,400	99,616
Hanover Insurance Group, Inc.	1,100	45,254
Harleysville Group, Inc.	600	21,654
Hartford Financial Services Group, Inc.	10,800	818,316
HCC Insurance Holdings, Inc.	4,500	102,105
Hilb, Rogal & Hamilton Co.	1,300	40,911
Horace Mann Educators Corp.	1,700	29,716
Infinity Property & Casualty Corp.	400	16,640
LandAmerica Financial Group, Inc.	300	11,841
Lincoln National Corp.	10,333	537,316
Loews Corp.	22,000	884,840
Markel Corp.*	100	43,997
Marsh & McLennan Cos., Inc.	22,000	535,700
Mercury General Corp.	1,300	57,603
MetLife, Inc.	30,400	1,831,904
MGIC Investment Corp.	2,700	28,431
Nationwide Financial Services, Inc., Class A	1,600	75,648
Odyssey Re Holdings Corp.	2,100	77,175
Old Republic International Corp.	8,775	113,285
Philadelphia Consolidated Holding Corp.*	2,400	77,280
Principal Financial Group, Inc.	10,000	557,200
ProAssurance Corp.*	500	26,915
Radian Group, Inc.	2,400	15,768
Reinsurance Group of America, Inc.	1,600	87,104
RLI Corp.	500	24,785
Safeco Corp.	3,600	157,968
Selective Insurance Group, Inc.	1,000	23,880
StanCorp Financial Group, Inc.	1,400	66,794
State Auto Financial Corp.	1,600	46,608
Stewart Information Services Corp.	300	8,397
The Commerce Group, Inc.	2,600	93,756
The First American Corp.	3,300	112,002
The Navigators Group, Inc.*	100	5,440
The Phoenix Companies, Inc.	2,100	25,641
The Progressive Corp.	29,700	477,279
The Travelers Companies, Inc.	26,241	1,255,632
Torchmark, Inc.	3,900	234,429
Transatlantic Holdings, Inc.	1,700	112,795
United Fire & Casualty Co.	700	26,180
Unitrin, Inc.	1,800	63,612
Universal American Financial Corp.*	1,652	17,511
UnumProvident Corp.	13,680	301,097
W.R. Berkley Corp.	7,705	213,352

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
Zenith National Insurance Corp.	1,200	$43,032
		20,714,465
Internet Services — 0.8%
Akamai Technologies, Inc.*	6,254	176,113
Ariba, Inc.*	633	6,115
Blue Coat Systems, Inc.*	500	11,020
CACI International, Inc., Class A*	600	27,330
CMGI, Inc.*	400	5,304
CNET Networks, Inc.*	5,300	37,630
Cogent Communications Group, Inc.*	2,000	36,620
CyberSource Corp.*	700	10,227
DealerTrack Holdings, Inc.*	1,300	26,286
Digital River, Inc.*	1,400	43,358
EarthLink, Inc.*	4,500	33,975
Equinix, Inc.*	200	13,298
Expedia, Inc.*	10,158	222,359
F5 Networks, Inc.*	2,800	50,876
Google, Inc., Class A*	2,400	1,057,128
GSI Commerce, Inc.*	900	11,835
IAC/InterActiveCorp*	10,158	210,880
j2 Global Communications, Inc.*	1,800	40,176
Juniper Networks, Inc.*	22,606	565,150
Jupitermedia Corp.*	400	836
Liberty Media Holding Corp. - Interactive, Class A*	30,150	486,621
Monster Worldwide, Inc.*	4,000	96,840
Move, Inc.*	5,800	17,864
Netflix, Inc.*	1,800	62,370
Overstock.com, Inc.*	200	2,382
Point Blank Solutions, Inc.*	500	1,740
Priceline.com, Inc.*	1,500	181,290
Qwest Communications International, Inc.	74,729	338,522
Real Networks, Inc.*	5,500	31,515
S1 Corp.*	1,300	9,243
Total System Services, Inc.	8,790	207,971
United Online, Inc.	2,150	22,704
ValueClick, Inc.*	3,400	58,650
VeriSign, Inc.*	9,315	309,630
Websense, Inc.*	1,600	30,000
		4,443,858
Leisure — 0.5%
Ameristar Casinos, Inc.	1,800	32,850
Bally Technologies, Inc.*	1,600	54,944
Boyd Gaming Corp.	3,400	68,000
Brunswick Corp.	3,500	55,895
Choice Hotels International, Inc.	2,700	92,097
Escala Group, Inc.*	1,000	3,020
Gaylord Entertainment Co.*	700	21,203
International Game Technology	13,400	538,814
International Speedway Corp., Class A	500	20,600
Isle of Capri Casinos, Inc.*	1,300	9,295
Life Time Fitness, Inc.*	1,300	40,573
Marriott International, Inc., Class A	15,700	539,452
MGM MIRAGE*	10,300	605,331
Multimedia Games, Inc.*	700	3,738
Penn National Gaming, Inc.*	2,700	118,071
Pinnacle Entertainment, Inc.*	2,000	25,600
Regal Entertainment Group	800	15,432
Scientific Games Corp., Class A*	3,100	65,441
Shuffle Master, Inc.*	600	3,210
Speedway Motorsports, Inc.	2,000	50,140
Starwood Hotels & Resorts Worldwide, Inc.	7,800	403,650
The Marcus Corp.	200	3,840
Vail Resorts, Inc.*	1,400	67,606
WMS Industries, Inc.*	750	26,978
		2,865,780
Machinery — 1.2%
Albany International Corp., Class A	400	14,456
Applied Industrial Technologies, Inc.	1,675	50,066
Baldor Electric Co.	1,700	47,600
CARBO Ceramics, Inc.	300	12,030
Caterpillar, Inc.	27,100	2,121,659
Deere & Co.	16,400	1,319,216
Dover Corp.	8,200	342,596
Dril-Quip, Inc.*	1,600	74,352
Flowserve Corp.	1,800	187,884
Gardner Denver, Inc.*	1,900	70,490
Graco, Inc.	2,650	96,089
IDEX Corp.	3,000	92,070
Joy Global, Inc.	3,900	254,124
Kennametal Inc.	1,400	41,202
National-Oilwell Varco, Inc.*	14,010	817,904
Regal-Beloit Corp.	300	10,989
Sauer-Danfoss, Inc.	1,500	33,210
SPX Corp.	2,000	209,800
Terex Corp.*	3,600	225,000
The Manitowoc Co., Inc.	4,400	179,520
Woodward Governor Co.	1,200	32,064
		6,232,321
Manufacturing — 0.4%
Alberto-Culver Co.	3,500	95,935
AptarGroup, Inc.	1,400	54,502
Ball Corp.	4,200	192,948
Blount International, Inc.*	1,400	17,318
Briggs & Stratton Corp.	2,100	37,590
CLARCOR, Inc.	1,800	63,990
Cognex Corp.	1,500	32,745
Donaldson Co., Inc.	3,400	136,952
Eaton Corp.	5,300	422,251
Leggett & Platt, Inc.	6,300	96,075
Lennox International, Inc.	2,100	75,537
Mueller Water Products, Inc.	2,313	18,226
Nordson Corp.	400	21,540
Packaging Corp. of America	3,500	78,155
Pall Corp.	4,200	147,294
Polaris Industries, Inc.	800	32,808
Quanex Corp.	1,450	75,023
The Brink’s Co.	1,200	80,616
Varian, Inc.*	500	28,960
Verigy Ltd.*	2,056	38,735
Wabtec Corp.	2,000	75,320
Zebra Technologies Corp., Class A*	1,875	62,475
		1,884,995
Metals & Mining — 1.0%
Alcoa, Inc.	36,500	1,316,190
Alpha Natural Resources, Inc.*	2,200	95,568
AMCOL International Corp.	1,000	31,230
Arch Coal, Inc.	5,400	234,900
Century Aluminum Co.*	1,349	89,358
Cleveland-Cliffs, Inc.	800	95,856
Coeur d’Alene Mines Corp.*	11,200	45,248
Commercial Metals Co.	4,600	137,862
Compass Minerals International, Inc.	1,000	58,980
Foundation Coal Holdings, Inc.	1,500	75,495
Freeport-McMoran Copper & Gold, Inc., Class B	12,918	1,242,970
Gibraltar Industries, Inc.	1,000	11,730

	SHARES	VALUE
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Hecla Mining Co.*	4,300	$47,988
Kaydon Corp.	500	21,955
Massey Energy Co.	3,000	109,500
MSC Industrial Direct Co., Inc., Class A	1,000	42,250
Mueller Industries, Inc.	500	14,425
Newmont Mining Corp.	16,900	765,570
Patriot Coal Corp.*	1,110	52,137
Precision Castparts Corp.	4,524	461,810
Southern Copper Corp.	2,900	301,107
Stillwater Mining Co.*	3,300	51,051
Titanium Metals Corp.	8,148	122,627
USEC, Inc.*	3,300	12,210
		5,438,017
Multimedia — 2.0%
AH Belo Corp., Class A*	700	8,001
Belo Corp., Class A	3,500	36,995
CBS Corp., Class A	1,700	37,570
CBS Corp., Class B	30,207	666,971
DreamWorks Animation SKG, Inc., Class A*	1,300	33,514
Emmis Communications Corp., Class A*	1,082	3,765
Gannett Co., Inc.	8,600	249,830
Gemstar-TV Guide International, Inc.*	16,661	78,307
Idearc, Inc.	5,510	20,056
Journal Communications, Inc., Class A	700	5,166
Liberty Media Corp. - Entertainment, Series A*	24,120	546,077
Macrovision Corp.*	1,700	22,950
Martha Stewart Living Omnimedia, Inc., Class A*	200	1,486
McGraw-Hill Cos, Inc.	14,200	524,690
Media General, Inc., Class A	400	5,608
Meredith Corp.	900	34,425
News Corp., Class A	39,500	752,080
News Corp., Class B	87,044	1,632,075
The E.W. Scripps Co., Class A	4,600	193,246
Time Warner, Inc.	152,600	2,139,452
Triple Crown Media, Inc.*	50	140
Viacom, Inc., Class A*	1,700	67,371
Viacom, Inc., Class B*	24,747	980,476
Walt Disney Co.	78,440	2,461,447
Warner Music Group Corp.	5,300	26,394
XM Satellite Radio Holdings, Inc., Class A*	10,200	118,524
		10,646,616
Office Equipment — 0.2%
IKON Office Solutions, Inc.	5,000	38,000
Lexmark International, Inc., Class A*	3,400	104,448
Pitney Bowes, Inc.	8,400	294,168
Xerox Corp.	37,900	567,363
		1,003,979
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	32,310
Acco Brands Corp.*	2,069	28,076
Avery Dennison Corp.	4,000	197,000
Herman Miller, Inc.	2,600	63,882
HNI Corp.	1,800	48,402
Interface, Inc.	1,700	23,885
Knoll, Inc.	1,700	19,618
OfficeMax, Inc.	2,100	40,194
Steelcase, Inc., Class A	2,200	24,332
		477,699
Oil & Gas — 9.5%
AGL Resources, Inc.	3,100	106,392
Alon USA Energy, Inc.	1,600	24,336
Anadarko Petroleum Corp.	17,400	1,096,722
Apache Corp.	13,884	1,677,465
Aquila, Inc.*	15,000	48,150
Atmos Energy Corp.	3,700	94,350
ATP Oil & Gas Corp.*	1,000	32,720
Atwood Oceanics, Inc.*	1,200	110,064
Baker Hughes, Inc.	13,500	924,750
Berry Petroleum Co., Class A	1,600	74,384
Bill Barrett Corp.*	1,500	70,875
BJ Services Co.	11,700	333,567
Bois d’Arc Energy, Inc.*	2,300	49,427
BPZ Resources, Inc.*	900	19,557
Cabot Oil & Gas Corp., Class A	3,500	177,940
Cameron International Corp.*	7,800	324,792
Carrizo Oil & Gas, Inc.*	1,100	65,197
Cheniere Energy, Inc.*	1,200	23,760
Chesapeake Energy Corp.	18,700	863,005
Cimarex Energy Co.	2,810	153,819
Complete Production Services, Inc.*	3,000	68,820
Comstock Resources, Inc.*	1,100	44,330
ConocoPhillips	65,878	5,020,562
Delta Petroleum Corp.*	1,900	42,826
Denbury Resources, Inc.*	9,600	274,080
Devon Energy Corp.	16,740	1,746,484
Diamond Offshore Drilling, Inc.	4,400	512,160
Dresser-Rand Group, Inc.*	3,100	95,325
El Paso Corp.	28,253	470,130
Encore Aquisition Co.*	1,750	70,490
Energen Corp.	2,500	155,750
Energy Partners Ltd.*	1,000	9,470
ENSCO International, Inc.	6,100	381,982
EOG Resources, Inc.	9,200	1,104,000
Equitable Resources, Inc.	4,300	253,270
EXCO Resources, Inc.*	900	16,650
Exterran Holdings, Inc.*	1,502	96,939
Exxon Mobil Corp.	201,264	17,022,909
FMC Technologies, Inc.*	5,000	284,450
Forest Oil Corp.*	2,771	135,668
Frontier Oil Corp.	3,600	98,136
Goodrich Petroleum Corp.*	1,100	33,088
Grey Wolf, Inc.*	6,900	46,782
Halliburton Co.	29,164	1,147,020
Helix Energy Solutions Group, Inc.*	2,730	85,995
Helmerich & Payne, Inc.	4,100	192,167
Hess Corp.	11,200	987,616
Holly Corp.	1,400	60,774
Hornbeck Offshore Services, Inc.*	1,000	45,670
Hugoton Royalty Trust	649	17,900
ION Geophysical Corp.*	2,700	37,260
Key Energy Services, Inc.*	2,900	38,918
Marathon Oil Corp.	25,002	1,140,091
Mariner Energy, Inc.*	3,271	88,350
Murphy Oil Corp.	7,100	583,194
National Fuel Gas Co.	2,900	136,909
New Jersey Resources Corp.	750	23,288
Newfield Exploration Co.*	4,300	227,255
Newpark Resources, Inc.*	2,600	13,260
Nicor, Inc.	1,500	50,265
Noble Corp.	1,600	79,472
Noble Energy, Inc.	6,368	463,590
Occidental Petroleum Corp.	33,480	2,449,732
Oceaneering International, Inc.*	1,900	119,700
Oil States International, Inc.*	1,600	71,696

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
ONEOK, Inc.	4,200	$187,446
Parallel Petroleum Corp.*	1,300	25,441
Parker Drilling Co.*	4,100	26,486
Patterson-UTI Energy, Inc.	6,200	162,316
Penn Virginia Corp.	400	17,636
Petrohawk Energy Corp.*	6,410	129,290
Piedmont Natural Gas Co., Inc.	2,300	60,398
Pioneer Natural Resources Co.	4,902	240,786
Plains Exploration & Production Co.*	4,717	250,661
Pride International, Inc.*	6,600	230,670
Quicksilver Resources, Inc.*	5,800	211,874
Range Resources Corp.	4,700	298,215
Rosetta Resources, Inc.*	500	9,835
Rowan Cos., Inc.	4,400	181,192
RPC, Inc.	4,875	74,051
Schlumberger Ltd.	7,200	626,400
SEACOR Holdings, Inc.*	300	25,608
Smith International, Inc.	7,700	494,571
South Jersey Industries, Inc.	400	14,044
Southern Union Co.	4,288	99,782
Southwestern Energy Co.*	12,800	431,232
Spectra Energy Corp.	23,478	534,125
St. Mary Land & Exploration Co.	1,700	65,450
Sunoco, Inc.	3,800	199,386
Superior Energy Services, Inc.*	2,300	91,126
Swift Energy Co.*	300	13,497
Tesoro Petroleum Corp.	5,000	150,000
The Meridian Resource Corp.*	800	1,184
Tidewater, Inc.	1,300	71,643
UGI Corp.	3,310	82,485
Unit Corp.*	900	50,985
Valero Energy Corp.	24,118	1,184,435
W&T Offshore, Inc.	800	27,288
W-H Energy Services, Inc.*	1,200	82,620
Weatherford International Ltd.*	2,000	144,940
Whiting Petroleum Corp.*	800	51,720
Williams Cos., Inc.	23,860	786,903
XTO Energy, Inc.	17,386	1,075,498
		50,726,914
Paper & Related Products — 0.1%
AbitibiBowater, Inc.	1,144	14,769
Graphic Packaging Holding Co.*	8,000	23,360
Louisiana-Pacific Corp.	3,600	33,048
MeadWestvaco Corp.	6,540	178,019
Neenah Paper, Inc.	393	10,131
Potlatch Corp.	481	19,851
Temple-Inland, Inc.	4,000	50,880
		330,058
Personal Care — 0.0%
Chattem, Inc.*	200	13,268
Elizabeth Arden, Inc.*	300	5,985
Nu Skin Enterprises, Inc., Class A	2,400	43,248
Revlon, Inc., Class A*	16,802	16,466
		78,967
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	10,900	192,603

Printing — 0.1%
Cenveo, Inc.*	1,800	18,828
Consolidated Graphics, Inc.*	200	11,210
R. R. Donnelley & Sons Co.	7,800	236,418
Valassis Communications, Inc.*	1,000	10,850
		277,306
Publishing — 0.1%
John Wiley & Sons, Inc., Class A	1,000	39,700
Journal Register Co.	600	330
Lee Enterprises, Inc.	800	8,008
Marvel Entertainment, Inc.*	3,400	91,086
PRIMEDIA, Inc.	1,400	10,290
Scholastic Corp.*	1,600	48,432
Sun-Times Media Group, Inc., Class A*	2,100	1,512
The McClatchy Co., Class A	1,525	16,318
The New York Times Co., Class A	5,200	98,176
Voyager Learning Co.*	500	3,250
		317,102
Real Estate — 0.1%
Brookdale Senior Living, Inc.	3,500	83,650
CB Richard Ellis Group, Inc., Class A*	9,500	205,580
Corrections Corp. of America*	4,600	126,592
Forestar Real Estate Group Inc.*	1,333	33,205
Jones Lang LaSalle, Inc.	600	46,404
The St. Joe Co.	3,000	128,790
		624,221
Restaurants — 0.9%
Bob Evans Farms, Inc.	700	19,313
Brinker International, Inc.	3,450	63,997
CBRL Group, Inc.	1,100	39,347
CEC Entertainment, Inc.*	600	17,328
CKE Restaurants, Inc.	655	7,349
Darden Restaurants, Inc.	5,100	166,005
IHOP Corp.	400	19,160
Jack in the Box, Inc.*	1,000	26,870
Landry’s Seafood Restaurants, Inc.	300	4,884
McDonald’s Corp.	49,500	2,760,615
Papa John’s International, Inc.*	1,500	36,315
Sonic Corp.*	3,125	68,875
Starbucks Corp.*	30,000	525,000
Texas Roadhouse, Inc., Class A*	300	2,940
The Cheesecake Factory, Inc.*	2,850	62,102
Wendy’s International, Inc.	4,000	92,240
Yum! Brands, Inc.	19,200	714,432
		4,626,772
Retail - Food — 0.3%
Burger King Holdings, Inc.	1,600	44,256
Kroger Co.	27,500	698,500
Ruddick Corp.	1,900	70,034
Safeway, Inc.	16,900	496,015
SUPERVALU, Inc.	8,075	242,089
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	28,842
Weis Markets, Inc.	400	13,788
Whole Foods Market, Inc.	5,400	178,038
		1,771,562
Retail - General — 2.7%
Big Lots, Inc.*	3,700	82,510
BJ’s Wholesale Club, Inc.*	2,700	96,363
Casey’s General Stores, Inc.	1,800	40,680
CVS Corp.	59,156	2,396,410
Dillard’s, Inc., Class A	2,900	49,909
Dollar Tree, Inc.*	3,700	102,083
Family Dollar Stores, Inc.	5,800	113,100
J.C. Penney Co., Inc.	8,000	301,680
Longs Drug Stores Corp.	600	25,476
Retail Ventures, Inc.*	1,600	7,760
Sears Holdings Corp.*	4,025	410,912
Target Corp.	34,400	1,743,392

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - General (Continued)
TJX Cos., Inc.	18,200	$601,874
Wal-Mart Stores, Inc.	157,500	8,297,100
		14,269,249
Retail - Specialty — 3.2%
Abercrombie & Fitch Co., Class A	3,500	255,990
Aeropostale, Inc.*	3,300	89,463
Amazon.com, Inc.*	17,400	1,240,620
American Eagle Outfitters, Inc.	8,550	149,711
American Greetings Corp., Class A	1,700	31,535
AnnTaylor Stores Corp.*	2,650	64,077
AutoNation, Inc.*	9,400	140,718
Barnes & Noble, Inc.	2,800	85,820
bebe stores, Inc.	3,750	40,313
Bed Bath & Beyond, Inc.*	11,900	351,050
Best Buy Co., Inc.	19,225	797,068
Blockbuster, Inc., Class B*	2,600	7,410
Brown Shoe Co., Inc.	1,500	22,605
Cabela’s, Inc., Class A*	2,100	29,736
Callaway Golf Co.	2,100	30,828
Chico’s FAS, Inc.*	7,000	49,770
Children’s Place Retail Stores, Inc.*	800	19,648
Christopher & Banks Corp.	1,400	13,986
Circuit City Stores-Circuit City Group	6,400	25,472
Coldwater Creek, Inc.*	3,350	16,918
Copart, Inc.*	3,850	149,226
Costco Wholesale Corp.	19,000	1,234,430
eBay, Inc.*	55,800	1,665,072
Foot Locker, Inc.	6,200	72,974
GameStop Corp., Class B*	5,388	278,613
Group 1 Automotive, Inc.	400	9,392
Hibbett Sports, Inc.*	1,100	16,984
Home Depot, Inc.	78,650	2,199,840
Jo-Ann Stores, Inc.*	200	2,946
K-Swiss, Inc., Class A	400	6,328
Kohl’s Corp.*	12,400	531,836
Liz Claiborne, Inc.	3,800	68,970
Lowe’s Cos., Inc.	60,900	1,397,046
Macy’s, Inc.	21,008	484,444
NBTY, Inc.*	2,600	77,870
Nordstrom, Inc.	10,300	335,780
NutriSystem, Inc.*	1,000	15,070
Office Depot, Inc.*	10,500	116,025
Pacific Sunwear of California, Inc.*	2,050	25,851
Pep Boys - Manny, Moe & Jack	2,000	19,920
PETsMART, Inc.	5,100	104,244
Pier 1 Imports, Inc.*	2,865	17,992
RadioShack Corp.	5,200	84,500
RC2 Corp.*	200	4,194
Regis Corp.	1,100	30,239
Rite Aid Corp.*	26,820	78,851
Ross Stores, Inc.	4,900	146,804
Saks, Inc.*	5,600	69,832
Sonic Automotive, Inc., Class A	400	8,220
Sotheby’s Holdings, Inc., Class A	2,300	66,493
Stage Stores, Inc.	1,720	27,864
Staples, Inc.	28,950	640,084
Systemax, Inc.	1,300	15,678
The Buckle, Inc.	1,200	53,676
The Cato Corp., Class A	300	4,482
The Dress Barn, Inc.*	2,000	25,880
The Gap, Inc.	32,400	637,632
The Gymboree Corp.*	1,000	39,880
The Limited, Inc.	15,080	257,868
The Men’s Wearhouse, Inc.	1,750	40,723
The Nautilus Group, Inc.	500	1,645
The Sherwin Williams Co.	4,700	239,888
Tiffany & Co.	4,800	200,832
Tractor Supply Co.*	1,400	55,328
Tween Brands, Inc.*	500	12,370
Urban Outfitters, Inc.*	6,300	197,505
V.F. Corp.	4,000	310,040
Walgreen Co.	40,000	1,523,600
Williams-Sonoma, Inc.	4,100	99,384
Zale Corp.*	1,600	31,616
		17,198,699
Steel — 0.5%
AK Steel Holding Corp.	4,200	228,564
Allegheny Technologies, Inc.	3,100	221,216
Carpenter Technology Corp.	600	33,582
Nucor Corp.	11,200	758,688
Reliance Steel & Aluminum Co.	2,800	167,608
Schnitzer Steel Industries, Inc., Class A	500	35,510
Steel Dynamics, Inc.	7,000	231,280
The Timken Co.	3,000	89,160
United States Steel Corp.	4,400	558,228
Valmont Industries, Inc.	1,000	87,890
Worthington Industries, Inc.	3,000	50,610
		2,462,336
Telecommunications — 4.0%
ADC Telecommunications, Inc.*	3,747	45,264
ADTRAN, Inc.	2,300	42,550
Alcatel-Lucent	27,757	159,880
American Tower Corp., Class A*	17,900	701,859
AT&T, Inc.	229,943	8,806,817
Cablevision Systems Corp., Class A*	8,600	184,298
Centennial Communications Corp., Class A*	3,600	21,276
CenturyTel, Inc.	4,400	146,256
Ciena Corp.*	3,157	97,330
Cincinnati Bell, Inc.*	12,600	53,676
Citizens Communications Co.	13,130	137,734
CommScope, Inc.*	1,998	69,590
Comverse Technology, Inc.*	6,800	104,720
Crown Castle International Corp.*	12,017	414,466
Ditech Networks, Inc.*	300	882
EchoStar Corp., Class A*	1,660	49,036
Embarq Corp.	5,130	205,713
FiberTower Corp.*	5,400	9,504
General Communication, Inc., Class A*	1,900	11,666
Harmonic, Inc.*	900	6,840
Harris Corp.	4,500	218,385
IDT Corp.	200	668
IDT Corp., Class B	1,800	6,966
InfoSpace, Inc.	500	5,785
InterDigital, Inc.*	2,000	39,620
Leap Wireless International, Inc.*	2,200	102,520
Level 3 Communications, Inc.*	51,920	110,071
Motorola, Inc.	93,100	865,830
NeuStar, Inc.*	2,700	71,496
NII Holdings, Inc., Class B*	5,800	184,324
Novatel Wireless, Inc.*	200	1,936
PAETEC Holding Corp.*	3,200	21,312
Plantronics, Inc.	1,100	21,241
Powerwave Technologies, Inc.*	3,500	8,925
Premiere Global Services, Inc.*	1,800	25,812
QUALCOMM, Inc.	62,684	2,570,044
RCN Corp.	630	7,043
RF Micro Devices, Inc.*	7,700	20,482

	SHARES	VALUE
COMMON STOCKS (Continued)
Telecommunications (Continued)
SAVVIS, Inc.*	1,700	$27,659
SBA Communications Corp., Class A*	3,900	116,337
Sprint Corp.	111,116	743,366
Sycamore Networks, Inc.*	11,200	40,992
Syniverse Holdings, Inc.*	700	11,662
Telephone & Data Systems, Inc.	1,200	47,124
Telephone & Data Systems, Inc., Special Shares	2,200	82,060
Tellabs, Inc.*	16,256	88,595
Time Warner Telecom, Inc., Class A*	5,400	83,646
United States Cellular Corp.*	1,300	71,500
Verizon Communications, Inc.	117,752	4,292,061
Virgin Media, Inc.	6,750	94,973
Windstream Corp.	15,326	183,146
		21,434,938
Textile & Apparel — 0.4%
Carter’s, Inc.*	2,000	32,300
Charming Shoppes, Inc.*	1,053	5,086
Coach, Inc.*	15,540	468,531
Columbia Sportswear Co.	1,000	44,030
Dick’s Sporting Goods, Inc.*	800	21,424
G & K Services, Inc., Class A	200	7,122
Guess?, Inc.	2,800	113,316
Hanesbrands, Inc.*	3,425	100,010
Iconix Brand Group, Inc.*	2,200	38,170
J. Crew Group, Inc.*	600	26,502
Jones Apparel Group, Inc.	4,300	57,706
Mohawk Industries, Inc.*	1,643	117,655
NIKE, Inc., Class B	13,100	890,800
Oxford Industries, Inc.	300	6,759
Phillips-Van Heusen Corp.	1,400	53,088
Polo Ralph Lauren Corp.	1,500	87,435
Quiksilver, Inc.*	4,600	45,126
Skechers U.S.A., Inc., Class A*	1,000	20,210
The Timberland Co., Class A*	2,000	27,460
The Warnaco Group, Inc.*	1,400	55,216
Under Armour, Inc.*	1,100	40,260
Wolverine World Wide, Inc.	2,200	63,822
		2,322,028
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	37,425
The Goodyear Tire & Rubber Co.*	6,400	165,120
		202,545
Tobacco — 1.3%
Alliance One International, Inc.*	3,800	22,952
Altria Group, Inc.	75,100	1,667,220
Loews Corp. - Carolina Group	2,900	210,395
Philip Morris International, Inc.*	75,100	3,798,558
Reynolds American, Inc.	11,200	661,136
UST, Inc.	5,800	316,216
		6,676,477
Tools-Hand Held — 0.1%
Snap-on, Inc.	2,400	122,040
Stanley Works	3,000	142,860
The Toro Co.	1,000	41,390
		306,290
Transportation — 1.6%
ABX Air, Inc.*	600	1,764
Alexander & Baldwin, Inc.	900	38,772
Arkansas Best Corp.	400	12,744
Bristow Group, Inc.*	200	10,734
Burlington Northern Santa Fe Corp.	13,800	1,272,636
C.H. Robinson Worldwide, Inc.	7,000	380,800
Con-way, Inc.	2,000	98,960
CSX Corp.	17,400	975,618
Eagle Bulk Shipping, Inc.	1,400	36,064
FedEx Corp.	8,400	778,428
Forward Air Corp.	450	15,948
GATX Corp.	1,700	66,419
Genesee & Wyoming, Inc., Class A*	1,300	44,720
Heartland Express, Inc.	3,066	43,721
Horizon Lines, Inc., Class A	1,100	20,471
Hub Group, Inc., Class A*	1,400	46,046
J.B. Hunt Transport Services, Inc.	5,300	166,579
Kansas City Southern*	3,100	124,341
Kirby Corp.*	2,000	114,000
Knight Transportation, Inc.	2,625	43,208
Landstar Systems, Inc.	1,600	83,456
Norfolk Southern Corp.	15,800	858,256
Old Dominion Freight Line, Inc.*	1,450	46,153
Overseas Shipholding Group, Inc.	900	63,036
Ryder System, Inc.	1,600	97,456
Union Pacific Corp.	8,400	1,053,192
United Parcel Service, Inc., Class B	26,600	1,942,332
Werner Enterprises, Inc.	2,700	50,112
YRC Worldwide, Inc.*	2,263	29,691
		8,515,657
Utilities — 3.1%
Allegheny Energy, Inc.	6,200	313,100
Alliant Energy Corp.	3,700	129,537
Ameren Corp.	7,800	343,512
American Electric Power Co., Inc.	15,800	657,754
Aqua America, Inc.	5,034	94,539
Avista Corp.	2,100	41,076
Black Hills Corp.	500	17,890
CH Energy Group, Inc.	300	11,670
Cleco Corp.	1,600	35,488
CMS Energy Corp.	9,400	127,276
Consolidated Edison, Inc.	10,300	408,910
Constellation Energy Group	6,100	538,447
Dominion Resources, Inc.	23,600	963,824
DPL, Inc.	4,300	110,252
Duke Energy Corp.	50,256	897,070
Edison International	12,400	607,848
El Paso Electric Co.*	1,200	25,644
Exelon Corp.	26,800	2,178,036
FirstEnergy Corp.	11,900	816,578
FPL Group, Inc.	16,200	1,016,388
FuelCell Energy, Inc.*	900	5,985
IDACORP, Inc.	1,600	51,376
ITC Holdings Corp.	500	26,030
MDU Resources Group, Inc.	6,825	167,554
MGE Energy, Inc.	200	6,812
Mirant Corp.*	10,800	393,012
NiSource, Inc.	10,937	188,554
Northeast Utilities	6,200	152,148
Northwest Natural Gas Co.	1,400	60,816
NorthWestern Corp.	400	9,748
OGE Energy Corp.	3,100	96,627
Otter Tail Power Co.	600	21,234
Parker-Hannifin Corp.	6,450	446,791
Pepco Holdings, Inc.	7,200	177,984
PG&E Corp.	13,200	486,024
Pinnacle West Capital Corp.	3,200	112,256
PNM Resources, Inc.	3,050	38,033
PPL Corp.	15,300	702,576
Public Service Enterprise Group, Inc.	13,400	538,546

	SHARES	VALUE
COMMON STOCKS (Continued)
Utilities (Continued)
Puget Energy, Inc.	3,800	$98,306
Questar Corp.	5,900	333,704
Reliant Energy, Inc.*	13,594	321,498
SCANA Corp.	3,900	142,662
Sierra Pacific Resources	8,400	106,092
Southern Co.	29,900	1,064,739
Southwest Gas Corp.	1,500	41,940
TECO Energy, Inc.	7,500	119,625
The AES Corp.*	27,900	465,093
The Laclede Group, Inc.	300	10,689
UIL Holdings Corp.	333	10,033
Unisource Energy Corp.	600	13,356
Vectren Corp.	2,700	72,441
WGL Holdings, Inc.	1,900	60,914
Wisconsin Energy Corp.	4,000	175,960
Xcel Energy, Inc.	15,500	309,225
		16,363,222
Waste Management — 0.3%
Allied Waste Industries, Inc.*	15,500	167,555
Darling International, Inc.*	800	10,360
Republic Services, Inc., Class A	7,800	228,072
Stericycle, Inc.*	3,000	154,500
Waste Connections, Inc.*	2,625	80,693
Waste Management, Inc.	20,500	687,980
		1,329,160
TOTAL COMMON STOCKS (Identified Cost $433,419,913)		510,366,054

RIGHTS & WARRANTS — 0.0%
Financial Services — 0.0%
MCG Capital Corp., expires 04/18/08*	271	290

TOTAL RIGHTS & WARRANTS (Identified Cost $ 0)		290

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,743,514	21,044,219

TOTAL MUTUAL FUNDS (Identified Cost $22,879,181)		21,044,219

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	134,001	134,001
		134,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $134,002)		134,002

Total Investments — 100.0% (Identified Cost $456,433,096)#		531,544,565

Cash and Other Assets, Less liabilities — 0.0%**		43,003
Net Assets — 100.0%		$531,587,568

*	Non-income producing security.
#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $456,433,096.  Net unrealized appreciation aggregated $75,111,469 of which $126,732,567 related to appreciated investment securities and $51,621,098 related to depreciated investment securities.

**	Represents less than 0.01% of net assets.

Key to abbreviations:
ADR — American Depositary Receipt

SA U.S. Market Fund

Portfolio Sectors (% of portfolio market value)

Non - Cyclical	21.8
Financials	18.5
Energy	11.6
Industrials	11.4
Technology	10.2
Cyclical	9.6
Communications	8.1
Basic Materials	3.6
Utilities	3.2
Diversified	2.0

Total	100.0

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.9%
Northrop Grumman Corp.	92,033	$7,161,088
Raytheon Co.	33,730	2,179,295
		9,340,383
Agricultural Operations — 0.3%
AGCO Corp.*	14,309	856,823

Airlines — 0.7%
Southwest Airlines Co.	164,300	2,037,320
UAL Corp.	14,700	316,491
		2,353,811
Auto & Related — 1.6%
Avis Budget Group, Inc.*	19,947	211,837
Ford Motor Co.*	326,100	1,865,292
General Motors Corp.	134,500	2,562,225
TRW Automotive Holdings Corp.*	10,300	240,711
United Rentals, Inc.*	7,100	133,764
		5,013,829
Banks/Savings & Loans — 5.8%
Associated Banc-Corp	8,500	226,355
Bank of America Corp.	297,673	11,284,783
Comerica, Inc.	9,600	336,768
Hudson City Bancorp, Inc.	61,100	1,080,248
Huntington Bancshares, Inc.	19,790	212,743
M&T Bank Corp.	6,954	559,658
National City Corp.	29,900	297,505
New York Community Bancorp, Inc.	70,200	1,279,044
Sovereign Bancorp, Inc.	92,130	858,652
SunTrust Banks, Inc.	22,760	1,254,986
The Colonial BancGroup, Inc.	10,000	96,300
UnionBanCal Corp.	8,955	439,511
Webster Financial Corp.	9,400	261,978
Zions Bancorporation	7,200	327,960
		18,516,491
Broadcasting — 4.7%
Citadel Broadcasting Corp.	2,551	4,235
Clear Channel Communications, Inc.	97,472	2,848,132
Comcast Corp., Class A	395,223	7,643,613
Comcast Corp., Class A Special	84,450	1,602,016
Cox Radio, Inc., Class A*	2,200	26,136
Discovery Holding Co., Class A*	44,300	940,046
Hearst-Argyle Television, Inc.	12,100	249,623
Liberty Global, Inc., Series A*	18,605	634,058
Liberty Global, Inc., Series C*	24,775	804,692
Liberty Media Holding Corp. - Capital, Series A*	32,263	507,820
Radio One, Inc., Class D*	2,400	3,648
		15,264,019
Building & Construction — 0.3%
M.D.C. Holdings, Inc.	8,800	385,352
Ryland Group, Inc.	1,100	36,179
Toll Brothers, Inc.*	26,700	626,916
		1,048,447
Business Services — 0.5%
Electronic Data Systems Corp.	90,400	1,505,160

Chemicals — 0.5%
Ashland, Inc.	17,900	846,670
Chemtura Corp.	46,500	341,310
Cytec Industries, Inc.	4,000	215,400
Lubrizol Corp.	1,800	99,918
Tronox, Inc., Class B	6,082	23,720
Valhi, Inc.	1,110	25,963
Westlake Chemical Corp.	1,100	14,355
		1,567,336
Commercial Services — 0.1%
Convergys Corp.*	8,000	120,480
Live Nation, Inc.*	12,184	147,792
R.H. Donnelley Corp.*	9,400	47,564
		315,836
Computer Equipment — 0.2%
Ingram Micro, Inc., Class A*	41,460	656,312
SanDisk Corp.*	5,000	112,850
		769,162
Computer Services — 1.1%
Computer Sciences Corp.*	45,661	1,862,512
Compuware Corp.*	45,300	332,502
Fidelity National Information Services, Inc.	18,325	698,916
NCR Corp.*	3,600	82,188
Sun Microsystems, Inc.*	24,400	378,932
Unisys Corp.*	55,800	247,194
		3,602,244
Computer Software — 0.3%
3Com Corp.*	58,600	134,194
Symantec Corp.*	56,693	942,238
		1,076,432
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	7,700	195,811

Diversified Operations — 0.1%
Pentair, Inc.	4,491	143,263
PerkinElmer, Inc.	11,500	278,875
		422,138
Electronics — 1.9%
Advanced Micro Devices, Inc.*	17,100	100,719
Applied Micro Circuits Corp.*	5,625	40,387
Arrow Electronics, Inc.*	22,700	763,855
Avnet, Inc.*	39,600	1,296,108
AVX Corp.	23,400	299,754
Fairchild Semiconductor International, Inc.*	700	8,344
Integrated Device Technology, Inc.*	50,076	447,179
International Rectifier Corp.*	1,300	27,950
Intersil Corp., Class A	36,700	942,089
Micron Technology, Inc.*	169,000	1,008,930
Novellus Systems, Inc.*	7,000	147,350
Sanmina-SCI Corp.*	133,221	215,818
Tech Data Corp.*	13,600	446,080
Vishay Intertechnology, Inc.*	43,200	391,392
		6,135,955
Financial Services — 8.7%
American Capital Strategies, Ltd.	16,000	546,560
AmeriCredit Corp.*	24,400	245,708
Capital One Financial Corp.	53,063	2,611,761
CIT Group, Inc.	47,000	556,950
Federal National Mortgage Association	12,687	333,922
Fulton Financial Corp.	2,000	24,580
J.P. Morgan Chase & Co.	208,618	8,960,143
Janus Capital Group, Inc.	52,900	1,230,983
KeyCorp	26,000	570,700
Legg Mason, Inc.	8,600	481,428
Lehman Brothers Holdings, Inc.	31,000	1,166,840
Marshall & Ilsley Corp.	17,623	408,854
Merrill Lynch & Co., Inc.	41,200	1,678,488
Morgan Stanley	46,845	2,140,816
Protective Life Corp.	17,600	713,856

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Prudential Financial, Inc.	73,000	$5,712,250
The Bear Stearns Cos., Inc.	18,060	189,449
The South Financial Group, Inc.	19,700	292,742
		27,866,030
Food & Beverages — 4.5%
Archer-Daniels-Midland Co.	49,396	2,033,139
Coca-Cola Enterprises, Inc.	118,521	2,868,208
Constellation Brands, Inc., Class A*	13,334	235,612
Corn Products International, Inc.	18,500	687,090
Del Monte Foods Co.	47,300	450,769
Kraft Foods, Inc., Class A	133,100	4,127,431
Molson Coors Brewing Co., Class B	26,600	1,398,362
PepsiAmericas, Inc.	17,600	449,328
Smithfield Foods, Inc.*	25,400	654,304
The J.M. Smucker Co.	13,700	693,357
Tyson Foods, Inc., Class A	57,807	922,022
		14,519,622
Forest & Paper Products — 1.8%
Domtar Corp.*	155,751	1,063,779
International Paper Co.	36,900	1,003,680
Smurfit-Stone Container Corp.*	63,543	489,281
Weyerhaeuser Co.	49,024	3,188,521
		5,745,261
Funeral Services — 0.1%
Service Corp. International	40,300	408,642

Health Care - Drugs — 0.5%
Millennium Pharmaceuticals, Inc.*	73,000	1,128,580
Watson Pharmaceuticals, Inc.*	20,900	612,788
		1,741,368
Health Care - Services — 0.6%
Community Health Systems, Inc.*	5,631	189,033
Health Management Associates, Inc., Class A*	20,900	110,561
Omnicare, Inc.	7,700	139,832
Tenet Healthcare Corp.*	77,200	436,952
UnitedHealth Group, Inc.	13,200	453,552
Universal Health Services, Inc.	1,556	83,541
WellPoint, Inc.*	14,891	657,140
		2,070,611
Hotels & Restaurants — 0.2%
Wyndham Worldwide Corp.	28,094	580,984

Household Appliances & Home Furnishings — 0.1%
Whirlpool Corp.	2,040	177,031

Insurance — 20.7%
Alleghany Corp.*	2,011	686,907
Allstate Corp.	105,400	5,065,524
American Financial Group, Inc.	30,750	785,970
American International Group, Inc.	162,337	7,021,075
American National Insurance Co.	6,561	700,059
Assurant, Inc.	5,040	306,735
Chubb Corp.	57,000	2,820,360
Cincinnati Financial Corp.	46,756	1,778,598
CNA Financial Corp.	60,752	1,566,794
Conseco, Inc.*	10,900	111,180
Fidelity National Title Group, Inc., Class A	43,867	804,082
Genworth Financial, Inc. - Class A	29,030	657,239
Hanover Insurance Group, Inc.	14,100	580,074
Hartford Financial Services Group, Inc.	46,300	3,508,151
HCC Insurance Holdings, Inc.	7,468	169,449
Lincoln National Corp.	33,200	1,726,400
Loews Corp.	135,700	5,457,854
Marsh & McLennan Cos., Inc.	2,500	60,875
Mercury General Corp.	7,000	310,170
MetLife, Inc.	182,000	10,967,320
Nationwide Financial Services, Inc., Class A	14,000	661,920
Odyssey Re Holdings Corp.	16,500	606,375
Old Republic International Corp.	56,775	732,965
Principal Financial Group, Inc.	52,500	2,925,300
Reinsurance Group of America, Inc.	16,600	903,704
Safeco Corp.	23,500	1,031,180
StanCorp Financial Group, Inc.	9,400	448,474
The Commerce Group, Inc.	7,900	284,874
The First American Corp.	24,000	814,560
The Travelers Companies, Inc.	177,500	8,493,375
Torchmark, Inc.	13,900	835,529
Transatlantic Holdings, Inc.	7,500	497,625
Unitrin, Inc.	18,100	639,654
UnumProvident Corp.	76,300	1,679,363
W.R. Berkley Corp.	12,102	335,104
Wesco Financial Corp.	1,780	719,120
		66,693,938
Internet Services — 1.8%
Expedia, Inc.*	52,149	1,141,542
IAC/InterActiveCorp*	72,349	1,501,965
Liberty Media Holding Corp. - Interactive, Class A*	149,737	2,416,755
Qwest Communications International, Inc.	131,900	597,507
		5,657,769
Leisure — 0.1%
Brunswick Corp.	16,500	263,505

Machinery — 0.0%
Kennametal Inc.	2,100	61,803

Manufacturing — 0.1%
Leggett & Platt, Inc.	14,489	220,957

Metals & Mining — 0.3%
Alcoa, Inc.	22,642	816,470
Titanium Metals Corp.	716	10,776
		827,246
Multimedia — 6.1%
AH Belo Corp., Class A*	3,560	40,691
Belo Corp., Class A	17,800	188,146
CBS Corp., Class A	8,700	192,270
CBS Corp., Class B	189,495	4,184,049
Gannett Co., Inc.	28,200	819,210
Idearc, Inc.	11,286	41,081
Liberty Media Corp. - Entertainment, Series A*	129,052	2,921,737
News Corp., Class B	12,608	236,400
Time Warner, Inc.	701,100	9,829,422
Walt Disney Co.	33,218	1,042,381
		19,495,387
Office Equipment — 0.3%
IKON Office Solutions, Inc.	35,000	266,000
Xerox Corp.	38,896	582,273
		848,273
Office Furnishings & Supplies — 0.1%
OfficeMax, Inc.	15,900	304,326

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas — 12.7%
Anadarko Petroleum Corp.	115,252	$7,264,334
Apache Corp.	54,282	6,558,351
Chesapeake Energy Corp.	117,906	5,441,362
Cimarex Energy Co.	10,800	591,192
ConocoPhillips	103,067	7,854,736
Devon Energy Corp.	49,400	5,153,902
Forest Oil Corp.*	16,600	812,736
Helmerich & Payne, Inc.	6,874	322,184
Hess Corp.	711	62,696
Mariner Energy, Inc.*	9,226	249,194
Newfield Exploration Co.*	16,600	877,310
Patterson-UTI Energy, Inc.	8,400	219,912
Pioneer Natural Resources Co.	44,276	2,174,837
Pride International, Inc.*	9,007	314,795
Rowan Cos., Inc.	6,000	247,080
SEACOR Holdings, Inc.*	6,100	520,696
Tidewater, Inc.	11,400	628,254
Unit Corp.*	1,400	79,310
Valero Energy Corp.	30,868	1,515,928
Whiting Petroleum Corp.*	1,900	122,835
		41,011,644
Paper & Related Products — 0.5%
AbitibiBowater, Inc.	5,668	73,174
Louisiana-Pacific Corp.	26,100	239,598
MeadWestvaco Corp.	46,713	1,271,528
		1,584,300
Printing — 0.1%
R. R. Donnelley & Sons Co.	13,989	424,007

Retail - Food — 0.3%
SUPERVALU, Inc.	32,652	978,907

Retail - General — 0.1%
Dillard’s, Inc., Class A	19,000	326,990

Retail - Specialty — 1.1%
American Greetings Corp., Class A	9,700	179,935
AutoNation, Inc.*	61,600	922,152
Blockbuster, Inc., Class A*	2,100	6,846
Circuit City Stores-Circuit City Group	9,300	37,014
Foot Locker, Inc.	15,400	181,258
Macy’s, Inc.	79,666	1,837,098
Rite Aid Corp.*	8,500	24,990
Saks, Inc.*	34,500	430,215
		3,619,508
Steel — 0.1%
Reliance Steel & Aluminum Co.	2,900	173,594
The Timken Co.	7,800	231,816
Worthington Industries, Inc.	3,000	50,610
		456,020
Telecommunications — 7.4%
AT&T, Inc.	339,882	13,017,481
CenturyTel, Inc.	10,600	352,344
JDS Uniphase Corp.*	6,841	91,601
Level 3 Communications, Inc.*	15,000	31,800
Sprint Corp.	96,957	648,642
Telephone & Data Systems, Inc.	13,200	518,364
Telephone & Data Systems, Inc., Special Shares	9,400	350,620
Tellabs, Inc.*	74,422	405,600
United States Cellular Corp.*	5,500	302,500
Verizon Communications, Inc.	225,720	8,227,494
		23,946,446
Textile & Apparel — 0.4%
Jones Apparel Group, Inc.	19,600	263,032
Mohawk Industries, Inc.*	12,200	873,642
		1,136,674
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,300	34,431
Goodyear Tire & Rubber Co.*	4,677	120,667
		155,098
Transportation — 9.5%
Alexander & Baldwin, Inc.	10,000	430,800
Burlington Northern Santa Fe Corp.	58,300	5,376,426
CSX Corp.	117,500	6,588,225
GATX Corp.	14,200	554,794
Kansas City Southern Industries, Inc.*	19,000	762,090
Norfolk Southern Corp.	107,200	5,823,104
Overseas Shipholding Group, Inc.	10,700	749,428
Ryder System, Inc.	15,300	931,923
Union Pacific Corp.	72,800	9,127,664
YRC Worldwide, Inc.*	13,100	171,872
		30,516,326
Waste Management — 0.3%
Allied Waste Industries, Inc.*	93,812	1,014,108

TOTAL COMMON STOCKS (Identified Cost $296,264,960)		320,636,658

SHORT-TERM INVESTMENTS — 0.9%
Other — 0.9%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,769,147	2,769,147
		2,769,148
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,769,148)		2,769,148

Total Investments — 100.5% (Identified Cost $299,034,108)#		323,405,806

Liabilities, Less Cash and Other Assets — (0.5%)		(1,467,451)
Net Assets — 100.0%		$321,938,355

#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $299,034,108.  Net unrealized appreciation aggregated $24,371,698 of which $67,787,899 related to appreciated investment securities and $43,416,201 related to depreciated investment securities.

*	Non-income producing security.

SA U.S. Value Fund

Portfolio Sectors (% of portfolio market value)

Financials	35.8%
Communications	19.9%
Industrials	14.9%
Energy	12.7%
Non - Cyclical	6.8%
Cyclical	4.6%
Basic Materials	3.2%
Technology	1.9%
Diversified	0.2%

Total	100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.4%
Advertising — 0.4%
Emak Worldwide, Inc.*	800	$800
Getty Images, Inc.*	6,600	211,200
Greenfield Online, Inc.*	11,950	141,727
Harte-Hanks, Inc.	17,600	240,592
inVentiv Health, Inc.*	7,500	216,075
LoopNet, Inc.*	7,800	99,060
Marchex, Inc., Class B	6,700	66,866
ValueVision International, Inc., Class A*	7,900	43,766
		1,020,086
Aerospace/Defense — 1.8%
AAR Corp.*	9,000	245,430
ARGON ST, Inc.*	7,700	130,977
CPI Aerostructures, Inc.*	1,342	10,736
Curtiss-Wright Corp.	9,700	402,356
DRS Technologies, Inc.	7,038	410,175
Ducommun, Inc.*	2,055	56,862
GenCorp, Inc.*	26,000	267,540
HEICO Corp.	4,700	229,125
HEICO Corp., Class A	3,120	122,398
Herley Industries, Inc.*	2,900	29,986
Hexcel Corp.*	15,900	303,849
Innovative Solutions and Support, Inc.*	4,050	42,808
Kaman Corp., Class A	5,300	149,937
Kratos Defense & Security Solutions, Inc.*	17,700	32,214
Ladish Co., Inc.*	2,600	93,600
LMI Aerospace, Inc.*	2,400	46,488
Luna Innovations, Inc.*	1,600	12,784
Mechanical Technology, Inc.*	5,600	3,024
Moog, Inc., Class A*	9,200	388,332
MTC Technologies, Inc.*	6,800	161,704
Orbital Sciences Corp.*	13,600	327,760
Teledyne Technologies, Inc.*	16,900	794,300
The Allied Defense Group, Inc.*	1,000	5,920
TransDigm Group, Inc.*	2,600	96,330
Triumph Group, Inc.	3,800	216,334
World Fuel Services Corp.	6,600	185,262
		4,766,231
Agricultural Operations — 0.2%
Alico, Inc.	1,300	57,395
Cadiz, Inc.*	2,500	38,450
Senesco Technologies, Inc.*	89	111
The Andersons, Inc.	4,500	200,745
The Toro Co.	6,900	285,591
		582,292
Airlines — 0.5%
AirTran Holdings, Inc.*	28,350	187,110
Alaska Air Group, Inc.*	9,700	190,314
ATA Holdings Corp.(b) (c)*	600	—
ExpressJet Holdings, Inc.*	14,000	36,820
Frontier Airlines Holdings, Inc.*	6,750	17,078
Hawaiian Holdings, Inc.*	11,300	67,800
JetBlue Airways Corp.*	26,300	152,540
MAIR Holdings, Inc.*	3,200	12,160
Mesa Air Group, Inc.*	6,600	15,510
Pinnacle Airlines Corp.*	5,250	45,832
Republic Airways Holdings, Inc.*	9,900	214,434
SkyWest, Inc.	15,400	325,248
		1,264,846
Auto & Related — 1.5%
Accuride Corp.*	8,700	71,166
Aftermarket Technology Corp.*	4,600	89,424
American Axle & Manufacturing Holdings, Inc.	13,300	272,650
Amerigon, Inc.*	5,000	74,000
Arctic Cat, Inc.	1,340	9,769
ArvinMeritor, Inc.	18,100	226,431
Asbury Automotive Group, Inc.	11,700	160,992
Coachmen Industries, Inc.	3,000	8,940
Commercial Vehicle Group, Inc.*	4,200	41,622
CSK Auto Corp.*	7,100	66,101
Dollar Thrifty Automotive Group, Inc.*	4,300	58,652
Dorman Products, Inc.*	3,350	36,012
Fuel Systems Solutions, Inc.*	4,600	61,318
H&E Equipment Services, Inc.*	8,400	105,588
Hayes Lemmerz International, Inc.*	38,150	106,438
Lear Corp.*	12,500	323,875
Lithia Motors, Inc., Class A	3,531	35,875
LoJack Corp.*	4,000	50,560
Midas, Inc.*	3,000	51,570
Miller Industries, Inc.*	2,100	20,223
Monaco Coach Corp.	6,950	65,886
Monro Muffler Brake, Inc.	4,500	76,050
Noble International Ltd.	5,200	32,500
Penske Automotive Group, Inc.	18,700	363,902
Proliance International, Inc.*	2,890	5,260
Rush Enterprises, Inc., Class A*	6,000	95,040
Skyline Corp.	1,200	33,384
Spartan Motors, Inc.	6,900	58,374
Standard Motor Products, Inc.	3,600	22,032
Strattec Security Corp.	700	29,631
Superior Industries International, Inc.	5,600	116,200
Supreme Industries, Inc., Class A	1,200	6,840
Tenneco Automotive, Inc.*	11,000	307,340
Thor Industries, Inc.	13,400	398,918
Titan International, Inc.	5,900	180,599
Tower Automotive, Inc. (b) (c)*	6,500	—
United Rentals, Inc.*	200	3,768
Visteon Corp.*	31,100	116,936
Wabash National Corp.	8,200	73,718
Winnebago Industries, Inc.	6,500	109,850
		3,967,434
Banks/Savings & Loans — 7.8%
1st Source Corp.	5,867	123,500
Abington Bancorp, Inc.	5,000	51,600
AMCORE Financial, Inc.	5,200	105,820
American Bancorp of New Jersey, Inc.	2,500	26,050
AmericanWest Bancorporation	3,866	33,712
Ameris Bancorp	3,229	51,858
Anchor BanCorp Wisconsin, Inc.	4,800	91,056
Atlantic Coast Federal Corp.	2,500	24,500
Bancfirst Corp.	3,000	137,340
BancorpSouth, Inc.	17,400	402,984
BancTrust Financial Group, Inc.	3,390	36,442
Bank of Florida Corp.*	3,000	30,420
Bank of Granite Corp.	4,846	53,209
Bank of the Ozarks, Inc.	4,000	95,600
BankAtlantic Bancorp, Inc., Class A	7,300	28,543
BankFinancial Corp.	4,900	77,959
BankUnited Financial Corp., Class A	7,900	39,579
Banner Corp.	3,960	91,238
Berkshire Hills Bancorp, Inc.	2,400	60,456
Beverly Hills Bancorp, Inc.	5,300	13,409
Boston Private Financial Holdings, Inc.	8,800	93,192
Brookline Bancorp, Inc.	14,148	162,419
Cadence Financial Corp.	2,900	46,313
Camden National Corp.	2,000	67,680
Capital City Bank Group, Inc.	800	23,200

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Capital Corp. of the West	1,800	$14,436
Capitol Bancorp Ltd.	3,700	78,218
Cardinal Financial Corp.	6,192	54,923
Cascade Financial Corp.	2,077	25,339
Cathay Bancorp, Inc.	12,318	255,352
Centennial Bank Holdings, Inc.*	12,900	81,012
Center Bancorp, Inc.	2,835	30,108
Center Financial Corp.	3,300	29,898
Central Pacific Financial Corp.	7,100	133,835
CFS Bancorp, Inc.	1,800	25,866
Charter Financial Corp.	2,028	64,693
Chemical Financial Corp.	5,050	120,392
Citizens Community Bancorp, Inc.	400	3,332
Citizens First Bancorp, Inc.	1,800	19,350
Colony Bankcorp, Inc.	1,100	15,208
Columbia Banking System, Inc.	4,483	100,330
Community Bancorp*	900	12,204
Community Bank Systems, Inc.	6,300	154,728
Community Trust Bancorp, Inc.	4,498	131,791
Corus Bankshares, Inc.	12,700	123,571
CVB Financial Corp.	21,055	219,183
Dearborn Bancorp, Inc.*	1,050	7,980
Dime Community Bancshares	10,050	175,674
Enterprise Financial Services Corp.	2,856	71,400
F.N.B. Corp.	13,872	216,542
Financial Institutions, Inc.	1,700	32,215
First Bancorp	3,400	67,762
First Busey Corp., Class A	8,876	187,461
First Charter Corp.	7,500	200,325
First Citizens BancShares, Inc.	200	27,870
First Community Bancorp	6,200	166,470
First Community Bancshares, Inc.	2,661	96,914
First Financial Bancorp	8,665	116,544
First Financial Bankshares, Inc.	4,735	194,040
First Financial Corp.	3,200	98,496
First Financial Holdings, Inc.	2,800	65,688
First Financial Service Corp.	440	10,494
First Mariner Bancorp*	100	600
First Merchants Corp.	3,877	110,650
First Midwest Bancorp, Inc.	11,400	316,578
First Niagara Financial Group, Inc.	26,979	366,645
First PacTrust Bancorp, Inc.	200	3,317
First Place Financial Corp.	2,900	37,700
First Regional Bancorp*	2,500	41,000
First State Bancorp	4,900	65,611
FirstFed Financial Corp.*	97	2,634
FirstMerit Corp.	19,200	396,672
Flagstar Bancorp, Inc.	13,050	94,221
Flushing Financial Corp.	4,700	82,626
FNB Corp. United Corp.	2,073	21,767
Franklin Bank Corp.*	3,400	10,302
Frontier Financial Corp.	10,899	192,694
Fulton Financial Corp.	9,430	115,895
Gateway Financial Holdings, Inc.	3,105	32,913
GB&T Bancshares, Inc.	2,900	24,940
German American Bancorp	2,400	30,528
Glacier Bancorp, Inc.	12,072	231,420
Great Southern Bancorp, Inc.	3,000	46,830
Greene County Bancshares, Inc.	2,200	38,918
Hancock Holding Co.	7,700	323,554
Hanmi Financial Corp.	10,800	79,812
Harleysville National Corp.	7,545	108,799
Heartland Financial USA, Inc.	1,100	23,276
Heritage Commerce Corp.	3,188	58,436
Home Bancshares, Inc.	4,100	85,567
Home Federal Bancorp, Inc.	3,862	46,305
Horizon Financial Corp.	2,725	37,632
IBERIABANK Corp.	2,875	127,219
Independent Bank Corp.-MA	3,182	94,028
Independent Bank Corp.-MI	4,683	48,610
Integra Bank Corp.	4,000	64,800
International Bancshares Corp.	16,000	361,280
Intervest Bancshares Corp.	1,400	13,426
Investors Bancorp, Inc.*	26,500	406,775
K-Fed Bancorp	2,875	32,804
Kearny Financial Corp.	17,221	188,570
Lakeland Bancorp, Inc.	5,376	69,512
Lakeland Financial Corp.	2,500	56,625
Legacy Bancorp, Inc.	2,500	34,925
Macatawa Bank Corp.	3,307	34,426
MainSource Financial Group, Inc.	4,530	70,215
MB Financial, Inc.	8,840	272,095
MBT Financial Corp.	8,300	71,380
Medallion Financial Corp.	3,400	30,736
Mercantile Bank Corp.	1,265	13,055
Midwest Banc Holdings, Inc.	6,400	81,792
Nara Bancorp, Inc.	6,300	81,837
National Penn Bancshares, Inc.	17,659	321,217
NBT Bancorp, Inc.	7,860	174,492
New England Bancshares, Inc.	1,000	11,250
New Hampshire Thrift Bancshares, Inc.	200	2,460
NewAlliance Bancshares, Inc.	33,500	410,710
Northeast Community Bancorp, Inc.	2,200	26,026
Northwest Bancorp, Inc.	12,000	327,960
OceanFirst Financial Corp.	2,852	49,881
Old National Bancorp	18,700	336,600
Old Second Bancorp, Inc.	2,868	76,174
Omega Financial Corp.	2,800	87,360
Online Resources Corp.*	7,500	72,150
Pacific Capital Bancorp	11,066	237,919
Pacific Mercantile Bancorp	2,500	23,850
Pacific Premier Bancorp, Inc.*	300	2,100
Park National Corp.	3,450	244,432
Peapack-Gladstone Financial Corp.	1,250	33,800
Pennsylvania Commerce Bancorp, Inc.*	900	23,625
Peoples Bancorp, Inc.	2,400	57,864
PFF Bancorp, Inc.	5,620	46,758
Pinnacle Financial Partners, Inc.*	5,500	140,800
Preferred Bank - LA	2,000	33,380
PrivateBancorp, Inc.	5,300	166,791
Prosperity Bancshares, Inc.	10,600	303,796
Provident Bankshares Corp.	7,240	77,758
Provident Financial Holdings, Inc.	1,000	16,040
Provident Financial Services, Inc.	14,515	205,242
Provident New York Bancorp	10,000	135,000
Pulaski Financial Corp.	1,200	12,696
Rainier Pacific Financial Group, Inc.	700	9,723
Renasant Corp.	5,000	112,500
Republic Bancorp, Inc., Class A	8,841	166,918
Riverview Bancorp, Inc.	2,760	27,600
Rockville Financial, Inc.	4,671	63,993
Rome Bancorp, Inc.	1,200	13,992
Royal Bank of Canada	1,299	60,404
S&T Bancorp, Inc.	6,000	193,020
S.Y. Bancorp, Inc.	2,891	67,187
Sandy Spring Bancorp, Inc.	6,300	173,376
Seacoast Banking Corp. of Florida	4,210	46,099
Security Bank Corp.	4,228	33,613
SI Financial Group, Inc.	2,300	22,413
Sierra Bancorp	2,100	45,381

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Signature Bank - NY*	7,100	$181,050
Simmons First National Corp., Class A	3,100	92,163
Smithtown Bancorp, Inc.	3,000	62,730
Southern Community Financial Corp.	3,300	23,628
Southern Connecticut Bancorp, Inc.*	200	1,400
Southside Bancshares, Inc.	2,732	65,759
Southwest Bancorp, Inc.	2,600	45,526
State Bancorp, Inc.	2,277	26,869
StellarOne Corp.	1,001	16,927
Sterling Bancorp	3,740	58,082
Sterling Bancshares, Inc.	18,300	181,902
Sterling Financial Corp. - PA	6,200	108,190
Sterling Financial Corp. - WA	12,354	192,846
Suffolk Bancorp	2,200	69,696
Sun American Bancorp*	1,560	6,240
Sun Bancorp, Inc.*	5,338	70,301
Superior Bancorp*	7,200	35,784
SVB Financial Group*	7,900	344,756
Taylor Capital Group, Inc.	2,200	36,124
Temecula Valley Bancorp, Inc.	1,800	17,028
Texas Capital Bancshares, Inc.*	6,000	101,280
The Bancorp, Inc.*	2,600	31,408
TierOne Corp.	3,600	40,608
Timberland Bancorp, Inc.	2,600	30,290
Tompkins Trustco, Inc.	2,200	108,240
Trico Bancshares	3,800	65,778
TrustCo Bank Corp. NY	17,234	153,210
Trustmark Corp.	13,700	305,236
UCBH Holdings, Inc.	24,900	193,224
UMB Financial Corp.	10,100	416,120
Umpqua Holdings Corp.	12,242	189,873
Union Bankshares Corp.	2,400	46,488
United Bankshares, Inc.	10,300	274,495
United Community Banks, Inc.	9,809	166,557
United Community Financial Corp.	6,000	37,200
United Financial Bancorp, Inc.	3,955	43,821
United Western Bancorp, Inc.	1,400	25,060
Univest Corp. of Pennsylvania	3,100	81,189
Vineyard National Bancorp Co.	3,414	27,722
Virginia Commerce Bancorp*	5,260	60,385
Washington Banking Co.	1,600	25,312
Washington Federal, Inc.	7,600	173,584
Washington Trust Bancorp, Inc.	3,000	74,460
Wauwatosa Holdings, Inc.*	6,900	82,110
Webster Financial Corp.	10,800	300,996
WesBanco, Inc.	5,363	132,520
West Bancorporation	4,250	55,930
West Coast Bancorp	2,947	42,997
Westamerica Bancorporation	6,300	331,380
Western Alliance Bancorp*	5,100	65,586
Willow Grove Bancorp, Inc.	4,085	30,188
Wilshire Bancorp, Inc.	6,600	50,424
Wintrust Financial Corp.	4,750	166,012
		20,840,709
Broadcasting — 0.7%
4Kids Entertainment, Inc.*	2,900	28,333
Acacia Research-Acacia Technologies*	14,000	80,500
Acme Communications, Inc.*	3,269	6,603
Beasley Broadcast Group, Inc., Class A	1,657	5,899
Charter Communications, Inc., Class A*	177,800	151,486
Citadel Broadcasting Corp.	30,200	50,132
Cox Radio, Inc., Class A*	8,900	105,732
Crown Media Holdings, Inc., Class A*	17,800	92,026
Cumulus Media, Inc., Class A*	6,400	40,832
DG Fastchannel, Inc.*	7,450	142,891
Entercom Communications Corp.	7,100	70,503
Entravision Communications Corp.*	16,600	110,556
Gray Television, Inc.	8,900	50,641
Lin TV Corp., Class A*	6,700	64,387
Mediacom Communications Corp.*	19,900	86,167
Medialink Worldwide, Inc.*	1,400	1,806
National Lampoon, Inc.*	1,100	2,310
New Frontier Media, Inc.	10,200	45,492
Nexstar Broadcasting Group, Inc. Class A*	3,400	20,060
NTN Communications, Inc.*	5,100	3,060
Radio One, Inc., Class D*	20,712	31,482
Regent Communications, Inc.*	8,600	10,750
Saga Communications, Inc., Class A*	4,250	23,800
Salem Communications Corp., Class A	3,500	14,035
Sinclair Broadcast Group, Inc., Class A	12,300	109,593
Spanish Broadcasting System, Inc., Class A*	9,260	16,390
TiVo, Inc.*	32,800	287,328
Westwood One, Inc.	19,900	41,790
World Wrestling Federation Entertainment, Inc.	5,100	94,911
WorldSpace, Inc., Class A*	7,800	13,026
		1,802,521
Building & Construction — 1.6%
AAON, Inc.	3,900	78,117
Ampco-Pittsburgh Corp.	2,200	94,578
AMREP Corp.	1,500	78,450
Apogee Enterprises, Inc.	7,200	110,880
Brookfield Homes Corp.	2,200	36,960
Builders FirstSource, Inc.*	8,500	61,710
Cavalier Homes, Inc.*	4,000	6,320
Cavco Industries, Inc.*	1,100	38,544
Champion Enterprises, Inc.*	18,400	184,552
Comfort Systems USA, Inc.	9,430	122,684
Comstock Homebuilding Cos, Inc., Class A*	1,600	1,360
Drew Industries, Inc.*	5,000	122,300
Dycom Industries, Inc.*	9,800	117,698
Emcor Group, Inc.*	21,400	475,294
Fleetwood Enterprises, Inc.*	14,700	67,620
Home Solutions of America, Inc.*	7,100	5,254
Insituform Technologies, Inc., Class A*	5,400	74,682
Integrated Electrical Services, Inc.*	3,398	53,383
Interline Brands, Inc.*	7,100	131,705
KSW, Inc.*	1,050	6,080
Layne Christensen Co.*	3,200	112,064
Levitt Corp., Class A*	1,028	2,035
M.D.C. Holdings, Inc.	10,100	442,279
M/I Homes, Inc.	1,500	25,470
Michael Baker Corp.*	1,300	29,198
Modine Manufacturing Co.	7,900	114,471
Modtech Holdings, Inc.*	1,500	420
NCI Building Systems, Inc.*	4,600	111,320
Orleans Homebuilders, Inc.	4,153	23,672
Palm Harbor Homes, Inc.*	4,600	24,196
Perini Corp.*	5,800	210,134
PGT, Inc.*	500	1,370
Simpson Manufacturing Co., Inc.	11,100	301,698
Standard Pacific Corp.	6,900	33,534
Sterling Construction Co., Inc.*	2,200	40,084
Texas Industries, Inc.	6,600	396,726
The Ryland Group, Inc.	10,600	348,634
Trex Co., Inc.*	2,700	21,276

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
U.S. Home Systems, Inc.*	1,100	$3,993
WCI Communities, Inc.*	7,200	24,120
		4,134,865
Business Services — 2.7%
Acxiom Corp.	1,700	20,179
Administaff, Inc.	6,400	151,104
Ambassadors International, Inc.	2,097	15,539
AMN Healthcare Services, Inc.*	7,500	115,650
Arrowhead Research Corp.*	5,800	16,414
Barrett Business Services, Inc.	2,100	35,973
BearingPoint, Inc.*	71,200	119,616
Bowne & Co., Inc.	7,000	106,750
Brady Corp., Class A	12,200	407,846
CDI Corp.	4,200	105,210
CIBER, Inc.*	11,900	58,310
Cogent, Inc.*	22,800	215,004
Concur Technologies, Inc.*	10,900	338,445
CorVel Corp.*	2,550	78,004
CRA International, Inc.*	2,300	73,922
Cross Country Healthcare, Inc.*	7,100	87,827
CSG Systems International, Inc.*	10,600	120,522
Diamond Management & Technology Consultants, Inc.	7,300	47,085
EDGAR Online, Inc.*	6,200	15,314
Edgewater Technology, Inc.*	2,300	12,121
Electro Rent Corp.	6,482	98,202
ePlus, Inc.*	1,200	11,040
Fair Isaac Corp.	11,500	247,480
Forgent Networks, Inc.*	4,800	2,496
Forrester Research, Inc.*	5,600	148,848
FortuNet, Inc.*	1,700	12,223
Franklin Covey Co.*	5,000	37,500
Gartner, Inc.*	11,500	222,410
Gevity HR, Inc.	5,224	45,240
Hackett Group, Inc.*	10,800	42,228
Heidrick & Struggles International, Inc.	4,000	130,120
Hill Intl, Inc.*	10,900	136,359
Housevalues, Inc.*	4,700	11,092
Hudson Highland Group, Inc.*	5,400	45,738
Huron Consulting Group, Inc.*	4,080	169,524
infoUSA, Inc.	13,500	82,485
Innodata Isogen, Inc.*	5,684	24,271
Intelli-Check, Inc.*	2,900	9,425
Kelly Services, Inc., Class A	6,800	139,808
Kenexa Corp.*	5,600	103,488
Kforce, Inc.*	17,045	150,678
Korn/Ferry International*	12,500	211,250
LECG Corp.*	5,200	48,672
MAXIMUS, Inc.	4,400	161,524
Microstrategy, Inc., Class A*	2,101	155,453
MPS Group, Inc.*	24,400	288,408
National Technical Systems, Inc.*	1,400	8,330
Navigant Consulting, Inc.*	13,900	263,822
On Assignment, Inc.*	16,400	104,140
PDI, Inc.*	3,600	30,312
RCM Technologies, Inc.*	2,600	10,036
Resources Connection, Inc.	11,800	210,866
SM&A*	4,200	18,102
Spherion Corp.*	11,700	71,604
SYS*	3,100	6,634
TeamStaff, Inc.*	1,954	1,329
TeleTech Holdings, Inc.*	14,200	318,932
Tetra Tech, Inc.*	23,400	456,534
Thomas Group, Inc.	1,300	3,289
TRC Cos., Inc.*	6,350	27,749
TrueBlue, Inc.*	21,300	286,272
Versar, Inc.*	3,800	23,788
Watson Wyatt & Co. Holdings	8,500	482,375
Westaff, Inc.*	3,300	7,128
		7,208,039
Chemicals — 2.4%
A. Schulman, Inc.	5,900	121,127
Aceto Corp.	9,525	66,104
American Vanguard Corp.	6,233	103,717
Arch Chemicals, Inc.	7,600	283,176
Aviza Technology, Inc.*	4,794	2,595
Balchem Corp.	4,350	99,702
Cabot Microelectronics Corp.*	5,500	176,825
Dionex Corp.*	4,600	354,154
Ferro Corp.	13,200	196,152
GenTek, Inc.*	2,600	78,208
Georgia Gulf Corp.	8,300	57,519
H.B. Fuller Co.	14,600	297,986
Hawkins, Inc.	1,200	18,240
Hercules, Inc.	22,300	407,867
ICO, Inc.*	6,200	43,028
Innophos Holdings, Inc.	2,500	40,225
KMG Chemicals, Inc.	2,500	38,575
Kronos Worldwide, Inc.	11,107	268,234
Landec Corp.*	5,600	47,208
Lumera Corp.*	4,800	9,408
Minerals Technologies, Inc.	4,400	276,320
Nevada Chemicals, Inc.	1,400	12,600
NewMarket Corp.	5,000	377,250
NL Industries, Inc.	11,700	127,764
Northern Technologies International Corp.*	800	5,712
Olin Corp.	23,300	460,408
OM Group, Inc.*	6,900	376,326
Omnova Solutions, Inc.*	11,400	45,486
Penford Corp.	1,500	32,595
PolyOne Corp.*	23,400	149,058
Quaker Chemical Corp.	2,260	70,715
Spartech Corp.	7,100	59,995
Stepan Co.	1,700	64,991
Symyx Technologies*	7,400	55,500
Tronox, Inc., Class A	7,400	29,526
Tronox, Inc., Class B	2,100	8,190
UAP Holding Corp.	14,112	541,054
Valhi, Inc.	5,600	130,984
W.R. Grace & Co.*	16,200	369,684
WD-40 Co.	5,000	166,250
Wellman, Inc.	6,500	163
Westlake Chemical Corp.	15,100	197,055
		6,267,676
Commercial Services — 2.0%
Advance America Cash Advance Centers, Inc.	19,100	144,205
Arbitron, Inc.	7,100	306,436
Cash Systems, Inc.*	6,900	3,587
CBIZ, Inc.*	15,700	127,484
Clayton Holdings, Inc.*	1,900	8,816
Coinstar, Inc.*	6,700	188,538
Collectors Universe, Inc.	1,500	15,585
Command Security Corp.*	1,200	4,956
Competitive Technologies, Inc.*	1,800	2,394
CoStar Group, Inc.*	4,400	189,200
CPI Corp.	1,100	18,997
Deluxe Corp.	11,300	217,073

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Services (Continued)
Energy Focus, Inc.*	2,200	$5,478
Euronet Worldwide, Inc.*	11,600	223,416
Exlservice Holdings, Inc.*	6,900	158,424
Global Cash Access Holdings, Inc.*	19,892	116,567
GP Strategies Corp.*	3,599	34,191
Healthcare Services Group	18,300	377,712
Heartland Payment Systems, Inc.	9,000	207,090
ICT Group, Inc.*	3,000	30,270
Intersections, Inc.*	5,800	49,996
Live Nation, Inc.*	15,700	190,441
Mac-Gray Corp.*	2,474	28,253
McGrath Rentcorp	6,000	144,660
Medifast, Inc.*	3,300	13,959
Mobile Mini, Inc.*	8,720	165,680
Newtek Business Services, Inc.*	7,650	7,497
PeopleSupport, Inc.*	5,700	51,984
Perceptron, Inc.*	1,100	13,937
Pfsweb, Inc.*	1,448	1,303
PHH Corp.*	11,200	195,216
Plexus Corp.*	11,200	314,160
Pre-Paid Legal Services, Inc.*	2,300	97,543
Premier Exhibitions, Inc.*	6,300	38,052
Protection One, Inc.*	5,134	49,235
Providence Service Corp.*	4,800	144,000
ProxyMed, Inc.*	4,900	5,831
Rewards Network, Inc.*	5,900	26,432
Source Information Management Co.*	12,800	24,320
Standard Parking Corp.*	4,000	83,840
StarTek, Inc.*	3,723	34,289
SYNNEX Corp.*	7,200	152,784
Team, Inc.*	4,200	114,660
TETRA Technologies, Inc.*	19,350	306,504
TGC Industries, Inc.*	3,255	27,472
The Management Network Group, Inc.*	8,200	15,580
TNS, Inc.*	4,600	94,944
UniFirst Corp.	3,000	111,270
Viad Corp.	4,500	162,045
Wright Express Corp.*	8,800	270,424
		5,316,730
Communication Services — 0.1%
Telkonet, Inc.*	14,900	13,112
Terremark Worldwide, Inc.*	13,400	73,432
TerreStar Corp.*	16,400	80,032
WPCS International, Inc.*	1,000	5,890
		172,466
Communications Equipment — 1.0%
ANADIGICS, Inc.*	22,000	144,320
Applied Signal Technology, Inc.	2,700	31,860
Arris Group, Inc.*	34,127	198,619
Atheros Communications, Inc.*	14,100	293,844
Avanex Corp.*	29,700	21,087
Captaris, Inc.*	6,000	26,520
Centillium Communications, Inc.*	7,800	5,148
Ceradyne, Inc.*	5,525	176,579
Datalink Corp.*	2,300	9,085
Digi International, Inc.*	5,500	63,470
Endwave Corp.*	2,950	17,907
Finisar Corp.*	123,800	158,464
Globecomm Systems, Inc.*	3,600	31,320
I.D. Systems, Inc.*	1,600	12,016
InterVoice-Brite, Inc.*	11,100	88,356
Ixia*	15,128	117,393
KVH Industries, Inc.*	3,300	26,004
MasTec, Inc.*	19,900	163,379
Network Equipment Technologies, Inc.*	5,600	36,792
Oplink Communications, Inc.*	4,500	39,915
Optical Cable Corp.*	374	1,870
Performance Technologies, Inc.*	2,500	11,450
SeaChange International, Inc.*	7,100	49,913
Smith Micro Software, Inc.*	6,500	39,780
Sonus Networks, Inc.*	121,400	417,616
SRS Labs, Inc.*	3,700	19,684
Tekelec*	16,800	209,160
UTStarcom, Inc.*	28,400	80,656
ViaSat, Inc.*	6,400	139,008
Vyyo, Inc.*	4,372	1,793
Williams Controls, Inc.*	1,500	20,595
WJ Communications, Inc.*	22,450	21,440
Zhone Technologies, Inc.*	26,383	25,855
		2,700,898
Computer Equipment — 1.7%
Adaptec, Inc.*	29,728	87,400
Adept Technology, Inc.*	1,000	8,600
Agilysys, Inc.	7,576	87,882
Airspan Networks, Inc.*	15,000	14,100
Astro-Med, Inc.	375	3,356
Bookham, Inc.*	21,955	30,078
Calamp Corp.*	5,925	16,116
California Micro Devices Corp.*	5,100	14,994
Ciprico, Inc.*	500	750
Concurrent Computer Corp.*	14,452	9,972
Cray, Inc.*	1,939	11,556
Dataram Corp.	1,599	4,813
Dot Hill Systems Corp.*	12,700	38,100
Electronics for Imaging, Inc.*	13,600	202,912
Emulex Corp.*	20,500	332,920
Entorian Technologies, Inc.*	21,300	25,134
Hauppauge Digital, Inc.*	2,400	8,064
Hurco Cos., Inc.*	1,000	46,780
Hutchinson Technology, Inc.*	5,700	90,687
Imation Corp.	6,900	156,906
Immersion Corp.*	6,700	47,637
Insight Enterprises, Inc.*	11,250	196,875
Integral Systems, Inc.	2,000	58,460
Interphase Corp.*	1,200	5,424
Iomega Corp.*	13,300	47,481
KEY Tronic Corp.*	1,700	4,403
Lasercard Corp.*	2,100	17,787
Maxwell Technologies, Inc.*	4,300	43,817
Mentor Graphics Corp.*	27,600	243,708
Mercury Computer Systems, Inc.*	4,900	27,538
Mobility Electronics, Inc.*	8,363	10,621
MTS Systems Corp.	4,400	141,944
NYFIX, Inc.*	5,600	24,360
Palm, Inc.	24,796	123,980
Quantum Corp.*	64,800	138,672
RadiSys Corp.*	9,800	98,882
Rimage Corp.*	4,700	102,930
SCM Microsystems, Inc.*	3,000	7,800
Semtech Corp.*	35,200	504,416
Sigma Designs, Inc.*	11,000	249,370
Silicon Storage Technology, Inc.*	23,800	62,356
Soapstone Networks, Inc.	2,900	20,764
Standard Microsystems Corp.*	5,200	151,736
STEC, Inc.*	11,400	70,566
Stratasys, Inc.*	4,700	83,660
Synaptics, Inc.*	12,000	286,560
Transact Technologies, Inc.*	1,515	7,439

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Equipment (Continued)
Trident Microsystems, Inc.*	26,600	$136,990
Virage Logic Corp.*	4,635	26,698
Whitney Holding Corp.	15,575	386,104
		4,520,098
Computer Services — 1.5%
3D Systems Corp.*	5,100	74,919
Analysts International Corp.*	4,500	7,515
Aspen Technology, Inc.*	22,500	286,875
Avocent Corp.*	14,736	249,038
Black Box Corp.	3,700	114,145
Catapult Communications Corp.*	3,361	17,309
Computer Programs & Systems, Inc.	2,300	48,070
Computer Task Group, Inc.*	3,700	15,244
COMSYS IT Partners, Inc.*	4,800	40,608
Dynamics Research Corp.*	2,200	22,242
eLoyalty Corp.*	1,512	12,277
Enliven Marketing Technologies Corp.*	3,300	2,409
Extreme Networks, Inc.*	28,600	88,660
Furmanite Corp.*	7,980	67,830
Goldleaf Financial Solutions, Inc.*	8,500	17,340
Intelligroup, Inc.*	1,500	2,970
INX, Inc.*	400	3,140
Manhattan Associates, Inc.*	12,000	275,160
NCI, Inc., Class A*	1,100	20,702
NETGEAR, Inc.*	16,800	335,160
NetScout Systems, Inc.*	8,185	76,121
Overland Storage, Inc.*	2,700	3,051
Perot Systems Corp., Class A*	24,695	371,413
Pomeroy Computer Resources, Inc.*	2,000	11,060
Rackable Systems, Inc.*	6,800	62,016
Radiant Systems, Inc.*	7,100	99,187
Rainmaker Systems, Inc.*	5,900	19,175
Saba Software, Inc.*	6,949	26,059
Safeguard Scientifics, Inc.*	29,000	43,210
Sapient Corp.*	29,900	208,104
SI International, Inc.*	3,100	59,489
Sonic Foundry, Inc.*	7,800	4,836
SRA International, Inc., Class A*	10,400	252,824
Sykes Enterprises, Inc.*	14,400	253,296
Syntel, Inc.	14,400	383,760
TechTeam Global, Inc.*	1,700	15,385
Tier Technologies, Inc., Class B*	3,900	31,083
Tyler Technologies, Inc.*	18,200	254,436
Wind River Systems, Inc.*	19,700	152,478
		4,028,596
Computer Software — 3.5%
3Com Corp.*	99,900	228,771
ACI Worldwide, Inc.*	10,500	209,160
Actuate Corp.*	24,700	101,270
Advent Software, Inc.*	6,800	289,816
American Software, Inc., Class A	5,000	31,300
Ansoft Corp.*	5,700	173,964
Art Technology Group, Inc.*	31,900	123,772
Authentidate Holding Corp.*	6,200	2,728
AXS-One, Inc.*	6,500	1,950
Blackbaud, Inc.	10,600	257,368
Blackboard, Inc.*	7,201	240,009
Borland Software Corp.*	16,800	33,936
Bottomline Technologies, Inc.*	6,100	76,860
BSQUARE Corp.*	2,300	8,970
Callidus Software, Inc.*	6,600	31,746
CAM Commerce Solutions, Inc.	1,000	37,030
Clarus Corp.*	1,900	12,198
Convera Corp.*	12,200	20,740
Echelon Corp.*	8,700	117,450
Emageon, Inc.*	5,535	12,675
Epicor Software Corp.*	13,900	155,680
EPIQ Systems, Inc.*	8,450	131,144
eResearch Technology, Inc.*	14,050	174,501
etrials Worldwide, Inc.*	2,200	4,004
FalconStor Software, Inc.*	14,350	109,204
GSE Systems, Inc.*	2,896	23,573
Guidance Software, Inc.*	4,600	41,170
Hypercom Corp.*	18,300	79,422
ImageWare Systems, Inc.*	3,100	3,100
Informatica Corp.*	21,000	358,260
Interactive Intelligence, Inc.*	4,000	47,080
Intermec, Inc.*	14,500	321,755
Interwoven, Inc.*	15,719	167,879
iPass, Inc.*	14,400	43,488
JDA Software Group, Inc.*	7,100	129,575
Kintera, Inc.*	5,700	3,306
L-1 Identity Solutions, Inc.*	17,400	231,420
Lawson Software, Inc.*	47,000	353,910
Magma Design Automation, Inc.*	15,900	152,163
Mantech International Corp., Class A*	4,500	204,120
Midway Games, Inc.*	21,900	59,130
Moldflow Corp.*	2,100	36,624
Motive, Inc.*	1,400	2,128
MSC Software Corp.*	10,200	132,498
NetManage, Inc.*	1,997	8,008
Omnicell, Inc.*	7,300	146,730
Omniture, Inc.*	14,901	345,852
On2 Technologies, Inc.*	26,000	26,520
Openwave Systems, Inc.	24,533	60,106
OPNET Technologies, Inc.*	10,000	81,400
Packeteer, Inc.*	8,800	44,792
Parametric Technology Corp.*	27,520	439,770
PDF Solutions, Inc.*	8,100	44,631
Pegasystems, Inc.	8,200	78,966
Pervasive Software, Inc.*	5,000	19,500
Phoenix Technology Ltd.*	6,950	108,837
PLATO Learning, Inc.*	5,000	14,650
Progress Software Corp.*	9,400	281,248
QAD, Inc.	7,800	65,598
Quest Software, Inc.*	24,400	318,908
Secure Computing Corp.*	16,050	103,523
Simulations Plus, Inc.*	800	1,488
SPSS, Inc.*	4,532	175,751
SumTotal Systems Inc.*	7,800	32,526
SupportSoft, Inc.*	11,200	36,960
Synchronoss Technologies, Inc.*	7,100	142,213
Synplicity, Inc.*	5,675	44,435
Take-Two Interactive Software, Inc.*	16,800	428,736
Taleo Corp., Class A*	5,800	112,520
TeleCommunication Systems, Inc., Class A*	10,800	34,020
THQ, Inc.*	11,550	251,790
TIBCO Software, Inc.*	47,900	342,006
Tradestation Group, Inc.*	20,400	173,808
Ulticom, Inc.*	8,240	55,620
Ultimate Software Group, Inc.*	5,800	174,348
Unica Corp.*	3,950	26,860
Verint Systems, Inc.*	6,100	98,393
		9,297,360
Computers — 0.0%
PAR Technology Corp.*	3,000	23,730

	SHARES	VALUE
COMMON STOCKS (Continued)
Construction Materials — 0.2%
Eagle Materials, Inc.	10,600	$376,830
Huttig Building Products, Inc.*	4,850	11,252
U.S. Concrete, Inc.*	10,200	38,760
		426,842
Consumer Products — 0.6%
Ascendia Brands, Inc.*	2,195	110
Blyth, Inc.	9,900	195,228
Central Garden & Pet Co.*	5,300	24,433
Central Garden & Pet Co., Class A*	8,400	37,296
CSS Industries, Inc.	2,100	73,416
Cybex International, Inc.*	4,100	15,662
Fossil, Inc.*	2,895	88,413
Jarden Corp.*	15,343	333,557
Mace Security International, Inc.*	3,200	4,960
Natural Alternatives International, Inc.*	1,000	9,000
Natural Health Trends Corp.*	1,400	1,246
Prestige Brands Holdings, Inc.*	11,500	94,070
Russ Berrie & Co., Inc.*	4,000	56,240
Senomyx, Inc.*	7,000	41,300
Spectrum Brands, Inc.*	12,200	55,754
Synutra International, Inc.*	4,580	143,125
Tupperware Corp.	12,500	483,500
Ultralife Batteries, Inc.*	3,600	42,516
		1,699,826
Containers & Glass — 0.1%
Silgan Holdings, Inc.	7,902	392,176

Containers-Paper/Plastic — 0.1%
AEP Industries, Inc.*	1,000	30,290
Constar International, Inc.*	2,100	5,502
Rock-Tenn Co., Class A	9,600	287,712
		323,504
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	556	5,048
Inter Parfums, Inc.	4,700	103,776
Parlux Fragrances, Inc.*	4,887	14,368
		123,192
Distribution/Wholesale — 1.4%
Beacon Roofing Supply, Inc.*	10,600	106,000
Bell Microproducts, Inc.*	6,400	13,056
Bluelinx Holdings, Inc.	6,900	35,121
Brightpoint, Inc.*	20,244	169,240
Building Materials Holding Corp.	4,200	18,396
Central European Distribution Corp.*	9,225	536,803
CLST Holdings, Inc.	2,300	874
Core-Mark Holding Co., Inc.*	1,600	45,984
Directed Electronics, Inc.*	1,269	2,652
Handleman Co.*	3,700	888
Houston Wire & Cable Co.	4,100	65,682
Industrial Distribution Group, Inc.*	1,400	14,056
InfoSonics Corp.*	2,200	2,222
LKQ Corp.*	30,846	693,109
MWI Veterinary Supply, Inc.*	2,800	98,728
Nash-Finch Co.	2,000	67,960
Navarre Corp.*	6,000	10,560
NuCo2, Inc.*	2,900	80,533
Owens & Minor, Inc.	9,700	381,598
Reliv’ International, Inc.	3,700	24,605
Rentrak Corp.*	1,900	22,952
ScanSource, Inc.*	5,700	206,283
Spartan Stores, Inc.	4,734	98,704
United Natural Foods, Inc.*	10,300	192,713
United Stationers, Inc.*	6,400	305,280
Watsco, Inc.	5,300	219,526
WESCO International, Inc.*	8,100	295,569
		3,709,094
Diversified Operations — 2.4%
Actuant Corp., Class A	12,600	380,646
Acuity Brands, Inc.	7,200	309,240
AMERCO*	4,600	262,614
Ameron International Corp.	2,000	187,060
AZZ, Inc.*	2,700	96,066
Barnes Group, Inc.	12,600	289,170
Chemed Corp.	5,500	232,100
Compass Diversified Holdings	7,600	99,940
Cornell Companies, Inc.*	2,700	60,642
Digimarc Corp.*	4,400	43,956
EnPro Industries, Inc.*	4,700	146,593
ESCO Technologies, Inc.*	5,700	226,404
Esterline Technologies Corp.*	6,500	327,405
Federal Signal Corp.	16,800	234,528
Griffon Corp.*	6,650	57,190
Hawaiian Electric Industries, Inc.	19,700	470,239
Koppers Holdings, Inc.	4,400	194,964
Lancaster Colony Corp.	7,600	303,696
Lydall, Inc.*	2,900	33,205
Mathews International Corp., Class A	7,000	337,750
Myers Industries, Inc.	6,987	91,739
NACCO Industries, Inc., Class A	1,000	80,940
Odyssey Marine Exploration, Inc.*	11,350	61,177
Park-Ohio Holdings Corp.*	2,900	45,559
PICO Holdings, Inc.*	5,100	154,173
Raven Industries, Inc.	3,600	109,080
Sensient Technologies Corp.	11,300	333,237
Standex International Corp.	2,700	60,318
Sturm, Ruger & Co., Inc.*	6,700	55,208
Tredegar Corp.	8,700	158,427
Universal Corp.	6,000	393,180
Vector Group Ltd.	14,434	253,894
Volt Information Sciences, Inc.*	5,549	94,111
Zoltek Cos., Inc.*	7,800	206,856
		6,391,307
Education — 0.4%
Corinthian Colleges, Inc.*	28,700	207,501
INVESTools, Inc.*	15,700	172,543
Learning Tree International, Inc.*	3,900	54,678
Lincoln Educational Services*	5,874	70,488
Renaissance Learning, Inc.	7,022	98,238
Scientific Learning Corp.*	6,000	28,200
Strayer Education, Inc.	75	11,437
The Geo Group, Inc.*	12,100	344,124
The Princeton Review, Inc.*	13,700	107,819
Universal Technical Institute, Inc.*	5,900	69,207
		1,164,235
Electric Utilities — 0.3%
ALLETE, Inc.	7,400	285,788
Pike Electric Corp.*	7,600	105,868
Portland General Electric Co.	17,500	394,625
		786,281
Electrical Equipment — 1.1%
A.O. Smith Corp.	5,400	177,498
Active Power, Inc.*	11,580	21,539
ADDvantage Technologies Group, Inc.*	2,400	8,304
Advanced Energy Industries, Inc.*	10,800	143,208
Avid Technology, Inc.*	9,895	240,844
Axcelis Technologies, Inc.*	24,400	136,640

	SHARES	VALUE
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Axsys Technologies, Inc.*	2,200	$109,736
C&D Technologies, Inc.*	7,300	36,646
Cascade Microtech, Inc.*	2,800	22,344
Checkpoint Systems, Inc.*	10,900	292,665
Cohu, Inc.	5,500	89,375
Credence Systems Corp.*	35,680	60,656
CyberOptics Corp.*	1,700	18,564
Distributed Energy Systems Corp.*	8,100	3,645
Franklin Electric Co., Inc.	5,300	181,101
GrafTech International Ltd.*	25,060	406,223
Hi-Shear Technology Corp.	1,500	17,250
Ibis Technology Corp.*	1,700	442
Insteel Industries, Inc.	4,000	46,520
Littelfuse, Inc.*	4,965	173,626
LTX Corp.*	22,800	71,592
Meade Instruments Corp.*	3,300	4,257
Photon Dynamics, Inc.*	3,600	38,160
Power Integrations, Inc.*	6,500	190,190
Power-One, Inc.*	19,262	61,831
Research Frontiers, Inc.*	2,600	17,628
Rogers Corp.*	3,900	130,299
Technology Research Corp.	400	1,140
Veeco Instruments, Inc.*	6,900	114,747
Vicor Corp.	7,100	84,774
		2,901,444
Electronics — 5.7%
Actel Corp.*	5,500	84,205
Advanced Analogic Technologies, Inc.*	10,700	60,134
Advanced Photonix, Inc.*	3,300	4,455
Aehr Test Systems*	1,200	10,140
Aetrium, Inc.*	2,200	8,646
Alliance Semiconductor Corp.	3,550	3,941
American Reprographics Co.*	10,500	155,820
American Superconductor Corp.*	16,500	382,635
Amkor Technology, Inc.*	5,800	62,060
Analogic Corp.	3,200	212,928
Applied Energetics, Inc.*	34,000	56,440
Applied Micro Circuits Corp.*	26,375	189,372
Arotech Corp.*	2,757	7,527
Asyst Technologies, Inc.*	11,300	39,550
Atari, Inc.*	2,300	3,335
Atmel Corp.*	28,700	99,876
ATMI, Inc.*	7,700	214,291
Audiovox Corp., Class A*	3,800	40,584
AXT, Inc.*	12,400	59,148
Badger Meter, Inc.	3,000	129,600
Bel Fuse, Inc., Class B	2,090	58,227
Belden, Inc.	14,500	512,140
Benchmark Electronics, Inc.*	18,185	326,421
Brooks Automation, Inc.*	17,374	168,875
BTU International, Inc.*	2,100	19,320
Capstone Turbine Corp.*	20,500	43,460
Catalyst Semiconductor, Inc.*	4,100	22,509
CEVA, Inc.*	3,975	30,409
Cirrus Logic, Inc.*	21,400	143,808
Coherent, Inc.*	6,900	192,441
Conexant Systems, Inc.*	31,733	18,402
CTS Corp.	6,500	69,550
Cubic Corp.	6,700	190,481
Cymer, Inc.*	8,200	213,528
Daktronics, Inc.	11,500	205,965
Digital Theater Systems, Inc.*	3,700	88,800
Diodes, Inc.*	9,450	207,522
DSP Group, Inc.*	6,800	86,632
Eagle Test Systems, Inc.*	5,500	57,750
Electro Scientific Industries, Inc.*	6,980	115,030
Electroglas, Inc.*	6,400	9,280
EMCORE Corp.*	25,100	144,576
Emerson Radio Corp.*	6,200	6,820
Energy Conversion Devices, Inc.*	9,600	287,040
EnerSys*	14,800	354,016
Entegris, Inc.*	37,474	269,438
ESS Technology, Inc.*	8,900	13,350
Exar Corp.*	11,669	96,036
Excel Technology, Inc.*	2,600	70,096
Fairchild Semiconductor International, Inc.*	23,600	281,312
FARO Technologies, Inc.*	3,250	101,335
FormFactor, Inc.*	10,700	204,370
Frequency Electronics, Inc.	1,400	10,892
Henry Bros. Electronics, Inc.*	300	1,485
hi/fn, Inc.*	4,900	24,990
Hittite Microwave Corp.*	6,700	250,714
II-VI, Inc.*	15,100	573,498
Ikanos Communications*	7,500	34,275
InFocus Corp.*	8,400	15,708
Innovex, Inc.*	3,612	1,011
Integrated Silicon Solution, Inc.*	5,884	35,598
Interlink Electronics, Inc.*	2,600	2,626
inTEST Corp.*	1,700	3,485
IntriCon Corp.*	1,000	7,990
Iteris, Inc.*	7,798	18,013
IXYS Corp.*	7,900	53,957
Keithley Instruments, Inc.	3,500	33,950
KEMET Corp.*	16,500	66,660
Kopin Corp.*	21,200	56,392
LaBarge, Inc.*	3,700	44,622
Lattice Semiconductor Corp.*	34,159	97,012
Leadis Technology, Inc.*	4,963	9,579
LeCroy Corp.*	2,785	24,118
Logicvision, Inc.*	1,120	1,781
LSI Industries, Inc.	5,200	68,692
MagneTek, Inc.*	12,300	42,312
Mattson Technology, Inc.*	26,600	161,994
Merix Corp.*	3,900	7,956
Methode Electronics, Inc., Class A	8,200	95,858
Micrel, Inc.	18,600	172,422
Microsemi Corp.*	18,591	423,875
Microtune, Inc.*	24,800	90,768
Mindspeed Technologies, Inc.*	30,900	14,832
MIPS Technologies, Inc., Class A*	21,100	83,556
MKS Instruments, Inc.*	13,700	293,180
Monolithic Power Systems, Inc.*	7,900	139,277
MoSys, Inc.*	7,600	33,136
Multi-Fineline Electronix, Inc.*	6,500	122,005
Nanometrics, Inc.*	4,500	32,175
Napco Security Systems, Inc.*	4,850	23,862
NeoMagic Corp.*	3,000	3,900
Netlogic Microsystems, Inc.*	9,500	229,330
Newport Corp.*	8,200	91,594
Nu Horizons Electronics Corp.*	4,000	25,120
OmniVision Technologies, Inc.*	12,600	211,932
ON Semiconductor Corp.*	39,330	223,394
OSI Systems, Inc.*	3,300	75,966
Park Electrochemical Corp.	4,000	103,400
Pericom Semiconductor Corp.*	5,500	80,740
Photronics, Inc.*	9,100	86,905
Pixelworks, Inc.*	3,400	2,618
Planar Systems, Inc.*	3,879	15,555
PLX Technology, Inc.*	6,900	46,023

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
PMC-Sierra, Inc.*	51,000	$290,700
QuickLogic Corp.*	10,100	30,300
Rambus, Inc.*	19,700	459,207
Ramtron International Corp.*	10,700	43,870
REMEC, Inc.	4,693	4,599
RF Monolithics, Inc.*	1,600	3,840
Richardson Electronics Ltd.	2,700	11,421
Rudolph Technologies, Inc.*	6,058	59,187
Sanmina-SCI Corp.*	110,100	178,362
Sigmatel, Inc.*	9,000	26,010
Silicon Image, Inc.*	18,800	94,188
Silicon Laboratories, Inc.*	10,550	332,747
SiRF Technology Holdings, Inc.*	13,200	67,188
Skyworks Solutions, Inc.*	78,500	571,480
Sonic Solutions*	6,000	57,900
Sparton Corp.*	500	2,060
Spectrum Control, Inc.*	2,800	23,688
Spire Corp.*	1,100	16,896
Stoneridge, Inc.*	4,600	61,870
Supertex, Inc.*	3,300	67,353
Syntax Brillian Corp.*	20,475	20,066
Sypris Solutions, Inc.	4,000	16,520
Taser International, Inc.*	14,900	140,060
Technitrol, Inc.	9,000	208,170
Techwell, Inc.*	5,000	54,200
Tessera Technologies, Inc.*	11,500	239,200
TranSwitch Corp.*	20,300	15,225
TriQuint Semiconductor, Inc.*	33,400	169,004
Ultimate Electronics, Inc.(b) (c)*	1,600	—
Ultra Clean Holdings, Inc.*	5,100	49,980
Ultratech Stepper, Inc.*	5,600	53,816
Universal Display Corp.*	8,000	114,560
Universal Electronics, Inc.*	3,100	75,051
UQM Technologies, Inc.*	5,620	9,498
Vicon Industries, Inc.*	1,000	5,000
Video Display Corp.*	1,990	14,587
Vishay Intertechnology, Inc.*	39,600	358,776
Vitesse Semiconductor Corp.*	36,400	24,388
Volterra Semiconductor Corp.*	5,300	60,049
Wells-Gardner Electronics Corp.*	1,620	2,349
White Electronic Designs Corp.*	5,200	22,880
Wireless Xcessories Group, Inc.*	958	1,245
ZiLog, Inc.*	3,100	10,850
Zoran Corp.*	11,861	162,021
Zygo Corp.*	3,600	44,784
		15,079,504
Energy — 0.3%
Environmental Power Corp.*	2,136	8,864
Evergreen Energy, Inc.*	15,800	24,332
Evergreen Solar, Inc.*	26,600	246,582
Pacific Ethanol, Inc.*	8,100	35,640
Plug Power, Inc.*	21,063	65,506
Quantum Fuel Systems Technologies Worldwide, Inc.*	10,200	9,690
Syntroleum Corp.*	15,000	9,300
Teton Energy Corp.*	3,200	15,168
VeraSun Energy Corp.*	21,400	157,290
Verenium Corp.*	15,100	53,152
Watts Industries, Inc., Class A	7,500	210,225
		835,749
Environmental Services — 0.4%
Basin Water, Inc.*	4,400	25,256
Calgon Carbon Corp.*	9,200	138,460
CECO Environmental Corp.*	5,200	44,304
Flanders Corp.*	5,500	33,495
Headwaters, Inc.*	9,300	122,667
Met-Pro Corp.	3,017	33,851
Mine Safety Appliances Co.	8,300	341,877
Rollins, Inc.	23,550	416,599
		1,156,509
Facility Services — 0.1%
ABM Industries, Inc.	11,898	266,991

Financial Services — 2.6%
Advanta Corp., Class A	3,433	20,529
Advanta Corp., Class B	6,950	48,859
AmeriCredit Corp.*	27,400	275,918
AmeriServ Financial, Inc.*	4,400	12,584
Arrow Financial Corp.	930	20,916
Asset Acceptance Capital Corp.	7,400	71,262
ASTA Funding, Inc.	2,600	36,218
Bankrate, Inc.*	4,000	199,560
BFC Financial Corp.*	4,732	5,726
Broadpoint Securities Group, Inc.*	2,647	4,844
Cash America International, Inc.	7,400	269,360
Citizens Banking Corp.	17,060	212,056
Citizens South Banking Corp.	1,200	11,400
City Holding Co.	7,900	315,210
CoBiz, Inc.	6,875	89,512
Cohen & Steers, Inc.	11,600	307,284
CompuCredit Corp.*	11,400	101,118
Consumer Portfolio Services, Inc.*	10,500	29,820
Cowen Group, Inc.*	2,900	20,561
Delta Financial Corp.	6,000	126
Dollar Financial Corp.*	8,600	197,800
Encore Capital Group, Inc.*	8,300	56,440
eSPEED, Inc., Class A*	13,100	152,746
Federal Agricultural Mortgage Corp., Class C	1,400	36,540
Financial Federal Corp.	5,700	124,317
First Commonwealth Financial Corp.	18,400	213,256
FirstCity Financial Corp.*	2,100	13,230
Franklin Credit Management Corp.*	1,900	1,881
GAMCO Investors, Inc., Class A	1,800	90,648
Greenhill & Co., Inc.	6,800	473,008
Hercules Technology Growth Capital, Inc.	7,044	76,498
HF Financial Corp.	110	1,760
IMPATH Bankruptcy Liquidating Trust, Class A*	1,700	2,737
Investment Technology Group, Inc.*	10,200	471,036
Irwin Financial Corp.	6,200	32,922
Jackson Hewitt Tax Service, Inc.	7,100	81,437
Jesup & Lamont, Inc.*	1,872	1,067
Knight Capital Group, Inc., Class A*	25,100	407,624
LaBranche & Co., Inc.*	8,500	36,975
MarketAxess Holdings, Inc.*	7,100	70,574
MCG Capital Corp.	14,400	130,896
MicroFinancial, Inc.	400	2,092
Nelnet, Inc., Class A	9,000	105,750
Nexity Financial Corp.*	1,300	8,736
Ocwen Financial Corp.*	18,400	81,696
optionsXpress Holdings, Inc.	14,500	300,295
Patriot Capital Funding, Inc.	4,471	46,811
Penson Worldwide, Inc.*	2,800	25,844
Piper Jaffray Cos., Inc.*	3,100	105,276
Portfolio Recovery Associates, Inc.	3,000	128,670
QC Holdings, Inc.	4,300	38,915
Resource America, Inc.	3,800	35,910

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Sanders Morris Harris Group, Inc.	7,700	$62,832
Stifel Financial Corp.*	3,565	160,068
Susquehanna Bancshares, Inc.	18,663	380,165
SWS Group, Inc.	5,901	72,169
The South Financial Group, Inc.	17,500	260,050
Thomas Weisel Partners Group, Inc.*	5,200	34,424
Track Data Corp.*	1,200	2,496
United PanAm Financial Corp.*	3,692	13,439
Westwood Holdings Group, Inc.	258	9,727
World Acceptance Corp.*	9,300	296,205
		6,897,825
Food & Beverages — 1.8%
American Italian Pasta Co., Class A*	4,800	26,160
American States Water Co.	3,550	127,800
Cal-Maine Foods, Inc.	5,100	170,238
Caribou Coffee Co., Inc.*	4,438	12,693
Chiquita Brands International, Inc.*	10,600	244,966
Coffee Holding Co., Inc.	600	1,668
Cuisine Solutions, Inc.*	4,000	11,880
Del Monte Foods Co.	48,200	459,346
Diamond Foods, Inc.	3,800	68,932
Diedrich Coffee, Inc.*	1,149	2,643
Farmer Brothers Co.	3,200	74,048
Flowers Foods, Inc.	16,987	420,428
Green Mountian Coffee, Inc.*	4,800	151,920
Hain Celestial Group, Inc.*	9,079	267,830
HQ Sustainable Maritime Industries, Inc.*	2,278	26,653
Imperial Sugar Co.	2,200	41,404
J & J Snack Foods Corp.	4,500	123,615
John B. Sanfilippo & Son, Inc.*	2,650	23,612
Lance, Inc.	7,100	139,160
Lifeway Foods, Inc.*	3,200	34,176
M&F Worldwide Corp.*	4,500	168,255
Maui Land & Pineapple Co., Inc.*	1,200	38,268
MGP Ingredients, Inc.	3,400	23,766
Monterey Pasta Co.*	3,300	10,098
National Beverage Corp.	10,920	83,756
Panera Bread Co., Class A*	7,100	297,419
Peet’s Coffee & Tea, Inc.*	2,900	68,179
Performance Food Group Co.*	8,400	274,512
Pilgrim’s Pride Corp.	7,300	147,679
Pyramid Breweries, Inc.*	1,600	2,848
Ralcorp Holdings, Inc.*	5,600	325,640
Reddy Ice Holdings, Inc.	4,800	62,544
Redhook ALE Brewery, Inc.*	1,056	5,100
Rocky Mountain Chocolate Factory, Inc.	1,260	15,813
Sanderson Farms, Inc.	4,800	182,448
Scheid Vineyards, Inc., Class A*	20	620
Tasty Baking Co.	800	4,560
The Boston Beer Co., Inc., Class A*	2,400	114,096
Tootsie Roll Industries, Inc.	8,240	207,648
TreeHouse Foods, Inc.*	6,800	155,448
Triarc Cos., Inc., Class A	4,400	27,720
Triarc Cos., Inc., Class B	5,854	40,451
Winn-Dixie Stores, Inc.*	10,200	183,192
		4,869,232
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	9,400	104,904
Caraustar Industries, Inc.*	5,900	7,965
Chesapeake Corp.	3,900	18,759
Deltic Timber Corp.	2,900	161,530
P.H. Glatfelter Co.	8,400	126,924
Schweitzer-Mauduit International, Inc.	3,100	71,734
Universal Forest Products, Inc.	4,200	135,240
Wausau-Mosinee Paper Corp.	11,200	92,512
		719,568
Funeral Services — 0.1%
Carriage Services, Inc.*	3,900	30,459
Stewart Enterprises, Inc., Class A	20,200	129,684
		160,143
Health Care - Biotechnology — 3.2%
Accentia Biopharmaceuticals, Inc.*	8,593	9,538
Affymetrix, Inc.*	17,151	298,599
Alexion Pharmaceuticals, Inc.*	5,303	314,468
AMAG Pharmaceuticals, Inc.*	3,900	157,677
Anesiva, Inc.*	6,327	20,120
Antigenics, Inc.*	11,500	27,140
Applera Corp. - Celera Genomics Group.*	74,601	1,096,635
Arena Pharmaceuticals, Inc.*	14,700	100,548
ArQule, Inc.*	10,250	43,870
AtheroGenics, Inc.*	11,917	9,534
Avigen, Inc.*	6,659	18,579
Barrier Therapeutics, Inc.*	7,000	23,870
BioCryst Pharmaceuticals, Inc.*	9,500	43,795
BioSante Pharmaceuticals, Inc.*	6,696	30,534
BioSphere Medical, Inc.*	4,000	18,360
Cambrex Corp.	6,400	44,352
Cell Genesys, Inc.*	17,500	41,125
CombiMatrix Corp.*	502	4,774
Conceptus, Inc.*	6,800	126,208
Cryolife, Inc.*	6,600	62,040
CuraGen Corp.*	14,150	11,320
Curis, Inc.*	9,600	13,440
CV Therapeutics, Inc.*	14,200	101,246
CYTOGEN Corp.*	3,893	2,219
Cytokinetics, Inc.*	8,200	27,224
Cytomedix, Inc.*	6,100	4,331
Cytori Therapeutics, Inc.*	5,200	24,804
Discovery Laboratories, Inc.*	20,272	47,639
Dyadic International, Inc.*	4,800	1,584
Dyax Corp.*	28,500	134,235
Emisphere Technologies, Inc.*	7,244	12,097
EntreMed, Inc.*	8,900	6,141
Enzo Biochem, Inc.*	8,067	73,329
Enzon, Inc.*	19,400	178,674
Exact Sciences Corp.*	6,143	17,876
Exelixis, Inc.*	25,100	174,445
Favrille, Inc.*	7,761	12,340
Genitope Corp.*	5,224	1,306
Genomic Health, Inc.*	6,600	124,674
GenVec, Inc.*	17,600	30,976
Geron Corp.*	17,500	85,400
GTC Biotherapeutics, Inc.*	1,800	918
GTx, Inc.*	7,700	123,816
Hana Biosciences, Inc.*	6,000	5,580
Harvard Bioscience, Inc.*	7,281	36,405
Hemispherx Biopharma, Inc.*	13,100	9,301
Idera Pharmaceuticals, Inc.*	5,100	51,051
IDM Pharma, Inc.*	4,300	9,890
Immunomedics, Inc.*	29,900	84,019
Incyte Corp.*	25,500	268,005
Inhibitex, Inc.*	1,700	1,326
Inovio Biomedical Corp.*	17,600	17,072
Integra LifeSciences Holdings*	6,200	269,514
InterMune, Inc.*	9,326	135,973
Introgen Therapeutics, Inc.*	10,500	32,655
Isolagen, Inc.*	7,600	3,952
Keryx Biopharmaceuticals, Inc.*	15,800	9,480

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Kosan Biosciences, Inc.*	9,300	$14,601
Lexicon Genetics, Inc.*	49,998	100,996
LifeCell Corp.*	7,800	327,834
Lipid Sciences, Inc.*	4,200	4,284
Martek Biosciences Corp.*	11,900	363,783
Maxygen, Inc.*	7,930	51,228
Medarex, Inc.*	28,600	253,110
Medivation, Inc.*	6,300	89,649
Micromet, Inc.*	6,866	12,016
Momenta Pharmaceuticals, Inc.*	5,500	60,115
Monogram Biosciences, Inc.*	24,020	25,461
Myriad Genetics, Inc.*	9,900	398,871
Nabi Biopharmaceuticals*	28,400	114,168
Nanogen, Inc.*	8,100	3,564
Neose Technologies, Inc.*	11,959	3,333
Northfield Laboratories, Inc.*	5,600	5,544
Novacea, Inc.*	3,500	9,450
Novavax, Inc.*	15,774	41,959
Nuvelo, Inc.*	16,856	11,968
Omrix Biopharmaceuticals, Inc.*	3,900	54,600
Orchid Cellmark, Inc.*	10,550	30,067
Oscient Pharmaceuticals Corp.*	3,125	5,438
Progenics Pharmaceuticals, Inc.*	6,500	42,445
Questcor Pharmaceuticals, Inc.*	15,200	62,624
Regeneron Pharmaceuticals, Inc.*	21,900	420,261
RegeneRx Biopharmaceuticals, Inc.*	10,200	9,690
Repligen Corp.*	6,700	32,294
Sangamo BioSciences, Inc.*	9,550	97,028
Savient Pharmaceuticals, Inc.*	12,400	248,000
Seattle Genetics, Inc.*	18,605	169,305
Sequenom, Inc.*	13,133	85,364
SGX Pharmaceuticals, Inc.*	3,386	4,605
StemCells, Inc.*	17,100	26,847
Strategic Diagnostics, Inc.*	7,150	26,669
Telik, Inc.*	15,600	38,064
Tercica, Inc.*	11,500	65,895
The Medicines Co.*	12,600	254,520
Third Wave Technologies, Inc.*	10,226	94,284
Threshold Pharmaceuticals, Inc.*	12,192	4,755
Titan Pharmaceuticals, Inc.*	8,200	12,382
Torreypines Therapeutics, Inc.*	2,500	3,425
Trimeris, Inc.*	10,097	65,832
Vanda Pharmaceuticals, Inc.*	3,300	12,771
Vical, Inc.*	9,000	31,680
		8,426,802
Health Care - Drugs — 3.0%
Acadia Pharmaceuticals, Inc.*	8,300	75,198
Accelrys, Inc.*	6,400	34,624
Achillion Pharmaceuticals, Inc.*	600	2,658
Acusphere, Inc.*	7,700	3,696
Adolor Corp.*	10,556	48,241
Advanced Life Sciences Holdings, Inc.*	14,000	12,600
ADVENTRX Pharmaceuticals, Inc.*	16,724	9,031
Alexza Pharmaceuticals, Inc.*	7,400	50,912
Alkermes, Inc.*	25,400	301,752
Allion Healthcare, Inc.*	4,600	18,998
Allos Therapeutics, Inc.*	20,200	122,816
Alnylam Pharmaceuticals, Inc.*	8,900	217,160
Alpharma, Inc., Class A*	10,400	272,584
Anika Therapeutics, Inc.*	2,000	16,960
AP Pharma, Inc.*	425	531
APP Pharmaceuticals, Inc.*	29,382	354,935
Ardea Biosciences, Inc.*	700	9,100
ARIAD Pharmaceuticals, Inc.*	15,950	53,751
Array BioPharma, Inc.*	15,600	109,356
Auxilium Pharmaceuticals, Inc.*	9,600	256,704
AVANIR Pharmaceuticals*	13,075	13,075
Caraco Pharmaceutical Laboratories Ltd.*	7,700	138,215
CollaGenex Pharmaceuticals, Inc.*	5,100	84,507
Combinatorx, Inc.*	11,081	38,119
Corcept Therapeutics, Inc.*	4,500	14,490
Cortex Pharmaceuticals, Inc.*	6,000	4,440
Critical Therapeutics, Inc.*	9,500	6,650
Cubist Pharmaceuticals, Inc.*	13,200	243,144
Dendreon Corp.*	20,300	97,846
Durect Corp.*	17,400	91,350
DUSA Pharmaceuticals, Inc.*	4,150	10,417
Dynavax Technologies Corp.*	9,900	19,404
Elite Pharmaceuticals, Inc., Class A*	4,800	4,416
Hi-Tech Pharmacal Co., Inc.*	2,678	24,236
Icagen, Inc.*	300	483
Idenix Pharmaceuticals, Inc.*	13,500	67,770
Immtech International, Inc.*	3,000	2,460
ImmunoGen, Inc.*	13,662	48,910
Impax Laboratories, Inc.*	10,500	97,650
Indevus Pharmaceuticals, Inc.*	25,506	121,664
Infinity Pharmaceuticals, Inc.*	3,850	23,446
Inspire Pharmaceuticals, Inc.*	12,450	47,932
Integrated Biopharma, Inc.*	2,200	6,446
Interpharm Holdings, Inc.*	2,000	520
Isis Pharmaceuticals, Inc.*	20,900	294,899
Ista Pharmaceuticals, Inc.*	10,950	21,133
Javelin Pharmaceuticals, Inc.*	11,000	30,910
K-V Pharmaceutical Co., Class A*	8,500	212,160
K-V Pharmaceutical Co., Class B*	700	17,514
Lannett Co., Inc.*	4,650	11,044
Ligand Pharmaceuticals, Inc., Class B	20,200	80,800
MannKind Corp.*	24,256	144,808
Medicis Pharmaceutical Corp., Class A	13,500	265,815
Memory Pharmaceuticals, Corp.*	13,200	6,600
Metabasis Therapeutics, Inc.*	8,450	17,407
MiddleBrook Pharmaceuticals, Inc.*	10,473	41,997
NeoPharm, Inc.*	6,399	3,585
Neurocrine Biosciences, Inc.*	14,500	78,300
Neurogen Corp.*	10,050	18,693
NitroMed, Inc.*	8,700	9,309
NPS Pharmaceuticals, Inc.*	14,327	55,875
Oculus Innovative Sciences, Inc.*	2,347	11,876
Omega Protein Corp.*	5,797	79,129
Onyx Pharmaceuticals, Inc.*	11,590	336,458
Ore Pharmaceuticals, Inc.*	5,200	2,850
OXiGENE, Inc.*	6,800	12,376
Pain Therapeutics, Inc.*	19,800	167,310
Panacos Pharmaceuticals, Inc.*	15,800	11,060
Par Pharmaceutical Cos., Inc.*	7,900	137,381
Penwest Pharmaceuticals Co.*	4,800	12,480
PetMed Express, Inc.*	8,500	94,265
Pharmacopeia Drug Discovery, Inc.*	1,800	6,624
Pharmacyclics, Inc.*	4,400	3,300
PharMerica Corp.*	3,440	57,001
Pipex Pharmaceuticals, Inc.*	3,400	3,230
POZEN, Inc.*	10,900	112,924
Renovis, Inc.*	8,062	19,026
Repros Therapeutics, Inc.*	2,800	27,384
Rigel Pharmaceuticals, Inc.*	7,450	139,017
Salix Pharmaceuticals Ltd.*	11,000	69,080
Santarus, Inc.*	16,400	42,148
SciClone Pharmaceuticals, Inc.*	15,200	28,728
Sciele Pharma, Inc.*	15,300	298,350

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
SCOLR Pharma, Inc.*	4,800	$5,808
Somaxon Pharmaceuticals, Inc.*	3,500	16,625
Spectrum Pharmaceuticals, Inc.*	12,000	30,360
Star Scientific, Inc.*	20,050	30,877
Sunesis Pharmaceuticals, Inc.*	1,479	2,292
Super-Gen, Inc.*	17,300	43,423
Targacept, Inc.*	2,694	19,747
The Quigley Corp.*	3,100	15,903
Theravance, Inc.*	4,600	48,438
United Therapeutics Corp.*	5,000	433,500
Valeant Pharmaceuticals International*	21,900	280,977
VaxGen, Inc.*	1,200	564
ViroPharma, Inc.*	25,800	230,652
VIVUS, Inc.*	14,000	84,420
Xenoport, Inc.*	5,200	210,444
Zymogenetics, Inc.*	32,100	314,580
		7,930,653
Health Care - Products — 3.9%
Abaxis, Inc.*	5,400	125,118
ABIOMED, Inc.*	8,100	106,434
Advanced Medical Optics, Inc.*	12,100	245,630
Akorn, Inc.*	22,000	104,060
Align Technology, Inc.*	17,000	188,870
Alphatec Holdings, Inc.*	11,323	56,841
AMDL, Inc.*	3,000	10,620
American Medical Systems Holdings, Inc.*	18,000	255,420
AMICAS, Inc.*	14,050	31,612
Arcadia Resources, Inc.*	21,800	18,748
Arrhythmia Research Technology, Inc.*	200	1,208
ArthroCare Corp.*	6,900	230,115
Aspect Medical Systems, Inc.*	5,400	32,940
AtriCure, Inc.*	2,740	34,908
ATS Medical, Inc.*	6,700	9,447
AVANT Immunotherapeutics, Inc.*	383	3,753
AVI BioPharma, Inc.*	12,900	23,736
Bentley Pharmaceuticals, Inc.*	4,900	79,625
BioLase Technology, Inc.*	5,500	16,995
BioMimetic Therapeutics, Inc.*	4,400	35,200
BSD Medical Corp.*	5,064	28,865
Caliper Life Sciences, Inc.*	11,721	43,954
Candela Corp.*	11,000	37,400
Cantel Medical Corp.*	3,950	41,949
Cardiac Science Corp.*	8,096	67,602
CardioDynamics International Corp.*	4,700	1,175
CardioTech International, Inc.*	3,700	1,998
CAS Medical Systems, Inc.*	2,529	10,875
Cerus Corp.*	8,900	51,353
Clinical Data, Inc.*	5,173	95,649
Columbia Laboratories, Inc.*	12,900	27,477
CONMED Corp.*	7,150	183,326
Criticare Systems, Inc.*	3,073	16,656
CryoCor, Inc.*	2,100	3,318
Cyberonics, Inc.*	5,700	82,650
Cyclacel Pharmaceuticals, Inc.*	7,400	22,052
Cynosure, Inc., Class A*	1,100	23,430
Cypress Bioscience, Inc.*	9,300	66,588
Datascope Corp.	3,400	140,862
DepoMed, Inc.*	17,600	59,840
Dexcom, Inc.*	6,250	25,875
Digirad Corp.*	4,642	13,090
E-Z-EM, Inc.*	4,400	92,268
Eclipsys Corp.*	8,000	156,880
Endocare, Inc.*	666	4,595
Endologix, Inc.*	21,000	62,790
Epicept Corp.*	673	357
EPIX Pharmaceuticals, Inc.*	8,586	12,278
Exactech, Inc.*	2,535	63,857
Haemonetics Corp.*	6,100	363,438
Halozyme Therapeutics, Inc.*	18,300	116,388
Hanger Orthopedic Group, Inc.*	5,400	58,212
HealthTronics, Inc.*	10,997	35,630
Hollis-Eden Pharmaceuticals, Inc.*	5,500	9,625
Human Genome Sciences, Inc.*	29,200	171,988
I Trax, Inc.*	9,780	52,323
I-Flow Corp.*	5,597	78,526
ICU Medical, Inc.*	2,950	84,871
Immucor, Inc.*	12,202	260,391
Immunicon Corp.*	5,800	1,740
Implant Sciences Corp.*	2,000	2,350
Insmed, Inc.*	2,700	1,836
Integramed America, Inc.*	2,687	26,306
Interleukin Genetics, Inc.*	4,500	6,525
Invacare Corp.	14,500	323,060
IsoRay, Inc.*	2,300	2,300
IVAX Diagnostics, Inc.*	3,600	1,548
Kensey Nash Corp.*	2,900	83,955
La Jolla Pharmaceutical Co.*	9,500	18,715
Landauer, Inc.	1,300	65,442
Langer, Inc.*	1,700	3,553
Luminex Corp.*	8,700	170,955
Mannatech, Inc.	6,100	43,493
Matrixx Initiatives, Inc.*	2,400	35,136
Medical Action Industries, Inc.*	3,850	63,255
Medtox Scientific, Inc.*	3,700	48,803
Memry Corp.*	14,200	14,484
Mentor Corp.	8,100	208,332
Merge Healthcare, Inc.*	7,366	4,125
Meridian Bioscience, Inc.	12,950	432,918
Merit Medical Systems, Inc.*	5,744	90,927
Micrus Endovascular Corp.*	3,700	45,732
Milestone Scientific, Inc.*	500	400
Minrad International, Inc.*	18,800	44,180
Misonix, Inc.*	2,200	8,338
MTS Medication Technologies, Inc.*	1,300	15,860
Nastech Pharmaceutical Co., Inc.*	6,100	14,335
Natus Medical, Inc.*	4,600	83,490
Nektar Therapeutics*	28,900	200,566
NMT Medical, Inc.*	3,100	12,028
North American Scientific, Inc.*	2,300	782
Northstar Neuroscience, Inc.*	4,100	6,478
Noven Pharmaceuticals, Inc.*	5,700	51,186
Nutraceutical International Corp.*	2,300	29,900
NuVasive, Inc.*	8,300	286,433
NxStage Medical, Inc.*	8,000	34,560
OraSure Technologies, Inc.*	11,100	81,141
OrthoLogic Corp.*	7,200	6,120
Orthovita, Inc.*	16,500	42,570
Osteotech, Inc.*	4,200	19,950
Palatin Technologies, Inc.*	10,800	2,916
Palomar Medical Technologies, Inc.*	8,400	126,840
PhotoMedex, Inc.*	4,100	3,731
PSS World Medical, Inc.*	25,900	431,494
QuadraMed Corp.*	10,000	19,400
Quidel Corp.*	17,200	276,232
Retractable Technologies, Inc.*	2,700	4,522
Rockwell Medical Technologies, Inc.*	2,600	15,912
RTI Biologics, Inc.*	6,844	64,676
SeraCare Life Sciences, Inc.*	3,373	16,696
Sirona Dental Systems, Inc.*	12,600	339,822

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Somanetics Corp.*	3,200	$49,824
Sonic Innovations, Inc.*	5,560	26,855
SONUS Pharmaceuticals, Inc.*	281	101
SRI/Surgical Express, Inc.*	1,100	4,730
STAAR Surgical Co.*	5,280	13,570
Stereotaxis, Inc.*	8,100	47,952
Synovis Life Technologies, Inc.*	2,884	45,221
The Cooper Cos., Inc.	9,000	309,870
The Spectranetics Corp.*	8,500	71,060
Theragenics Corp.*	7,500	29,550
Thoratec Corp.*	21,102	301,548
Urologix, Inc.*	2,600	2,158
Uroplasty, Inc.*	2,952	11,218
USANA Health Sciences, Inc.*	3,400	74,902
Vascular Solutions, Inc.*	3,500	21,455
Vermillion, Inc.*	260	832
Vital Signs, Inc.	2,900	146,885
Vnus Medical Technologies, Inc.*	2,500	45,475
Volcano Corp.*	10,800	135,000
West Pharmaceutical Services, Inc.	8,900	393,647
Wright Medical Group, Inc.*	8,500	205,190
Young Innovations, Inc.	1,900	32,908
Zila, Inc.*	5,600	952
Zoll Medical Corp.*	4,900	130,291
		10,318,923
Health Care - Services — 3.4%
Air Methods Corp.*	3,000	145,110
Albany Molecular Research, Inc.*	8,000	97,120
Alliance Imaging, Inc.*	12,600	108,360
Allied Healthcare International, Inc.*	14,550	23,280
Allscripts Heathcare Solutions, Inc.*	16,300	168,216
Almost Family, Inc.*	1,100	21,901
Amedisys, Inc.*	5,666	222,900
America Service Group, Inc.*	2,000	12,120
American Dental Partners, Inc.*	2,840	27,463
AMERIGROUP Corp.*	12,700	347,091
AmSurg Corp.*	7,750	183,520
Angelica Corp.	2,000	35,880
Apria Healthcare Group, Inc.*	10,000	197,500
Assisted Living Concepts, Inc., Class A*	500	2,945
Avalon Pharmaceuticals, Inc.*	3,700	8,880
Bio-Imaging Technologies, Inc.*	2,000	14,020
Bio-Reference Laboratories, Inc.*	3,300	87,219
BioScrip, Inc.*	9,680	65,437
Capital Senior Living Corp.*	6,300	50,715
Cell Therapeutics, Inc.*	9,300	6,138
Centene Corp.*	10,900	151,946
Continucare Corp.*	10,600	26,394
Dialysis Corp. Of America*	2,100	15,309
Dynacq Healthcare, Inc.*	1,300	6,019
Exponent, Inc.*	3,400	111,656
Five Star Quality Care, Inc.*	16,000	101,600
Genta, Inc.*	5,899	2,301
Gentiva Health Services, Inc.*	6,500	141,440
Health Grades, Inc.*	6,900	36,432
Health Management Associates, Inc., Class A*	48,500	256,565
HealthExtras, Inc.*	11,800	293,112
HEALTHSOUTH Corp.*	18,900	336,231
Healthspring, Inc.*	14,900	209,792
Healthways, Inc.*	7,698	272,047
HMS Holdings Corp.*	5,100	145,605
Hooper Holmes, Inc.*	16,300	10,595
Hythiam, Inc.*	6,700	8,107
Kendle International, Inc.*	3,300	148,236
Kindred Healthcare, Inc.*	9,400	205,578
LCA-Vision, Inc.	4,100	51,250
LHC Group, Inc.*	3,800	63,840
Magellan Health Services, Inc.*	11,300	448,497
Matria Healthcare, Inc.*	9,893	220,614
MedCath Corp.*	5,100	92,820
Medical Staffing Network Holdings, Inc.*	6,300	29,484
MedQuist, Inc.*	4,200	39,690
Metropolitan Health Networks, Inc.*	12,313	27,704
Molina Healthcare, Inc.*	6,500	158,730
National Healthcare Corp.	3,000	146,100
National Medical Health Card Systems, Inc.*	907	9,233
Nighthawk Radiology Holdings, Inc.*	6,600	61,776
NovaMed Eyecare, Inc.*	5,800	21,982
OCA, Inc. (b) (c)*	8,100	81
Odyssey Healthcare, Inc.*	8,050	72,450
PainCare Holdings, Inc.*	8,600	602
PAREXEL International Corp.*	21,600	563,760
Pharmanet Development Group, Inc.*	4,450	112,274
Phase Forward, Inc.*	9,700	165,676
PHC, Inc. - MA, Class A*	4,300	12,169
Prospect Medical Holdings, Inc. (c)*	1,000	3,680
Psychemedics Corp.	400	7,120
Psychiatric Solutions, Inc.*	12,600	427,392
Quality Systems, Inc.	13,000	388,310
RadNet, Inc.*	8,050	56,672
RehabCare Group, Inc.*	4,200	63,000
Res-Care, Inc.*	6,900	118,335
STERIS Corp.	14,900	399,767
Sun Healthcare Group, Inc.*	10,400	136,656
Sunrise Assisted Living, Inc.*	12,100	269,588
The Advisory Board Co.*	3,900	214,266
The TriZetto Group, Inc.*	20,000	333,800
U.S. Physical Therapy, Inc.*	2,750	39,655
		9,061,753
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.	3,800	78,128
Hooker Furniture Corp.	2,100	46,914
Kimball International, Inc., Class B	4,900	52,528
Sealy Corp.	20,100	152,760
Stanley Furniture Co., Inc.	701	8,699
Tempur-Pedic International, Inc.	8,300	91,300
		430,329
Household Products — 0.2%
Bassett Furniture Industries, Inc.	2,600	32,084
Craftmade International, Inc.	400	3,220
Ethan Allen Interiors, Inc.	8,000	227,440
Furniture Brands International, Inc.	11,300	132,210
Libbey, Inc.	3,650	61,466
Lifetime Brands, Inc.	3,200	28,608
Quaker Fabric Corp.*	2,400	29
Restoration Hardware, Inc.*	10,557	45,817
		530,874
Instruments - Scientific — 0.8%
Angiodynamics, Inc.*	5,763	66,620
Bovie Medical Corp.*	3,000	19,200
Bruker BioSciences Corp.*	25,311	389,536
Cepheid, Inc.*	13,800	336,582
Cutera, Inc.*	2,800	37,716
ev3, Inc.*	22,959	186,886
FEI Co.*	9,400	205,202

	SHARES	VALUE
COMMON STOCKS (Continued)
Instruments - Scientific (Continued)
Greatbatch, Inc.*	5,400	$99,414
Iridex Corp.*	1,000	1,590
IRIS International, Inc.*	5,700	75,639
Microvision, Inc.*	13,630	32,985
Neogen Corp.*	3,299	82,805
Neurometrix, Inc.*	2,747	5,000
Occulogix, Inc.*	1,300	84
OYO Geospace Corp.*	1,000	45,420
RAE Systems, Inc.*	14,200	27,264
Signalife, Inc.*	6,600	6,468
SurModics, Inc.*	3,700	154,956
Symmetry Medical, Inc.*	11,100	184,260
Vital Images, Inc.*	3,400	50,388
X-Rite, Inc.*	6,700	39,999
		2,048,014
Insurance — 2.7%
21st Century Holding Co.	1,000	12,810
Affirmative Insurance Holdings, Inc.	3,262	26,031
Alfa Corp.	18,495	406,520
AmCOMP, Inc.*	3,700	45,214
American Equity Investment Life Holding Co.	24,200	224,576
American Physicians Capital, Inc.	1,950	90,402
Amerisafe, Inc.*	3,800	48,032
Argo Group International Holdings, Ltd.*	4,020	142,790
Baldwin & Lyons, Inc., Class B	1,300	33,384
Brooke Corp.	2,900	9,396
Citizens, Inc., Class A*	10,658	71,302
CNA Surety Corp.*	10,600	163,028
Crawford & Co., Class A*	800	3,600
Crawford & Co., Class B*	1,300	6,825
Delphi Financial Group, Inc., Class S	10,525	307,646
Donegal Group, Inc., Class A	4,648	80,875
Eastern Insurance Holdings, Inc.	1,700	24,616
EMC Insurance Group, Inc.	3,800	102,182
FBL Financial Group, Inc., Class A	6,700	190,883
Financial Industries Corp.*	900	5,850
First Acceptance Corp.*	18,600	53,010
FPIC Insurance Group, Inc.*	2,600	122,564
Hallmark Financial Services, Inc.*	4,600	51,336
Harleysville Group, Inc.	6,800	245,412
Hilb, Rogal & Hamilton Co.	8,800	276,936
Horace Mann Educators Corp.	10,400	181,792
Independence Holding Co.	3,200	38,144
Infinity Property & Casualty Corp.	4,300	178,880
LandAmerica Financial Group, Inc.	3,900	153,933
Life Partners Holdings, Inc.	2,000	36,900
Meadowbrook Insurance Group, Inc.	8,300	64,823
Mercer Insurance Group, Inc.	1,100	19,129
National Interstate Corp.	4,200	98,070
NYMAGIC, Inc.	1,100	24,981
Penn Treaty American Corp.*	5,550	35,798
PMA Capital Corp., Class A*	6,100	52,094
Presidential Life Corp.	5,600	97,664
ProAssurance Corp.*	13,400	721,322
ProCentury Corp.	2,400	43,200
RLI Corp.	5,800	287,506
Safety Insurance Group, Inc.	3,900	133,107
SCPIE Holdings, Inc.*	300	8,265
Seabright Insurance Holdings*	8,600	126,678
Selective Insurance Group, Inc.	13,800	329,544
State Auto Financial Corp.	9,900	288,387
Stewart Information Services Corp.	2,900	81,171
The Commerce Group, Inc.	2,800	100,968
The Midland Co.	600	38,958
The Navigators Group, Inc.*	3,600	195,840
The Phoenix Companies, Inc.	18,100	221,001
Tower Group, Inc.	4,700	118,299
Unico American Corp.*	1,700	15,980
United America Indemnity Ltd.*	1,396	26,887
United Fire & Casualty Co.	6,100	228,140
Universal American Financial Corp.*	14,000	148,400
Universal Insurance Holdings, Inc.	8,650	32,697
Zenith National Insurance Corp.	9,650	346,049
		7,219,827
Internet Services — 2.5%
1-800-FLOWERS.COM, Inc., Class A*	5,700	48,507
Access Integrated Technologies, Inc., Class A*	5,800	18,270
ActivIdentity Corp.*	10,500	26,565
Alloy, Inc.*	3,420	25,137
Applied Digital Solutions, Inc.*	12,320	8,162
Arbinet-thexchange, Inc.	6,400	26,816
Ariba, Inc.*	18,950	183,057
Autobytel, Inc.*	16,450	35,532
Blue Coat Systems, Inc.*	9,100	200,564
BroadVision, Inc.*	20,617	23,503
CACI International, Inc., Class A*	7,400	337,070
Chordiant Software, Inc.*	12,417	74,875
CMGI, Inc.*	11,690	155,010
CNET Networks, Inc.*	41,100	291,810
Cogent Communications Group, Inc.*	12,000	219,720
CyberSource Corp.*	16,331	238,596
DealerTrack Holdings, Inc.*	8,700	175,914
Digital River, Inc.*	9,200	284,924
Drugstore.com, Inc.*	23,024	51,113
EarthLink, Inc.*	30,400	229,520
Entrust Technologies, Inc.*	15,450	38,625
GSI Commerce, Inc.*	10,700	140,705
Harris Interactive, Inc.*	19,600	53,508
HealthStream, Inc.*	5,236	15,184
Hollywood Media Corp.*	15,000	36,000
I-many, Inc.*	13,600	32,640
i2 Technologies, Inc.*	4,900	55,174
iGATE Capital Corp.*	12,735	90,673
Imergent, Inc.	2,700	30,753
Internap Network Services Corp.*	11,700	58,032
Internet Capital Group, Inc.*	8,600	90,042
j2 Global Communications, Inc.*	11,400	254,448
Jupitermedia Corp.*	7,800	16,302
Keynote Systems, Inc.*	4,550	53,645
Lionbridge Technologies, Inc.*	13,900	46,565
Liquidity Services, Inc.*	6,700	53,600
Looksmart Ltd.*	5,300	17,437
MIVA, Inc.*	7,600	13,072
Move, Inc.*	70,000	215,600
Napster, Inc.*	100	148
Netflix, Inc.*	14,400	498,960
Network Engines, Inc.*	8,200	12,956
New Motion, Inc.*	2,163	9,517
NIC, Inc.	15,000	106,650
Onvia, Inc.*	1,000	6,450
Overstock.com, Inc.*	5,100	60,741
PC-Tel, Inc.*	4,700	31,960
Perficient, Inc.*	7,000	55,580
Point Blank Solutions, Inc.*	12,100	42,108
Real Networks, Inc.*	33,100	189,663
RightNow Technologies, Inc.*	15,000	178,500

	SHARES	VALUE
COMMON STOCKS (Continued)
Internet Services (Continued)
S1 Corp.*	19,500	$138,645
Selectica, Inc.*	3,600	4,896
SmartPros Ltd.*	1,000	4,550
SonicWALL, Inc.*	22,100	180,557
Sourcefire, Inc.*	1,900	11,324
SourceForge, Inc.*	14,500	28,855
Spark Networks, Inc.*	6,600	28,248
Stamps.com, Inc.*	4,650	47,709
The Knot, Inc.*	6,900	81,075
TheStreet.com, Inc.	6,600	53,328
Think Partnership, Inc.*	30,600	29,070
Travelzoo, Inc.*	3,100	34,224
Tumbleweed Communications Corp.*	21,900	26,718
United Online, Inc.	31,650	334,224
Varsity Group, Inc.*	2,200	438
Vignette, Corp.*	6,010	79,392
Vocus, Inc.*	5,900	155,760
Websense, Inc.*	10,800	202,500
Website Pros, Inc.*	6,313	62,057
Xanadoo Co.*	10	4,400
Zix Corp.*	13,620	52,709
		6,720,582
Leisure — 1.4%
Aldila, Inc.	1,000	11,400
Ambassadors Group, Inc.	1,100	20,779
Ameristar Casinos, Inc.	13,100	239,075
Bally Technologies, Inc.*	10,800	370,872
Bluegreen Corp.*	7,100	47,570
Carmike Cinemas, Inc.	2,800	28,784
Churchill Downs, Inc.	3,300	155,892
Dover Downs Gaming & Entertainment, Inc.	3,800	32,338
Dover Motorsports, Inc.	3,600	22,140
Elixir Gaming Technologies, Inc.*	32,249	62,563
Escala Group, Inc.*	6,900	20,838
Escalade, Inc.	1,950	17,297
Full House Resorts, Inc.*	4,300	6,751
GameTech International, Inc.*	2,100	12,411
Gaming Partners International Corp.*	1,300	8,957
Gaylord Entertainment Co.*	9,022	273,276
Great Wolf Resorts, Inc.*	6,700	42,746
ILX Resorts, Inc.	900	4,590
Interstate Hotels & Resorts, Inc.*	7,028	33,594
Isle of Capri Casinos, Inc.*	7,600	54,340
Johnson Outdoors, Inc., Class A	1,000	17,090
Lakes Entertainment, Inc.*	4,300	19,006
Life Time Fitness, Inc.*	9,000	280,890
Magna Entertainment Corp., Class A*	2,000	680
Marine Products Corp.	8,400	67,872
Monarch Casino & Resort, Inc.*	4,000	70,840
Morgans Hotel Group*	8,300	123,006
MTR Gaming Group, Inc.*	6,300	44,100
Multimedia Games, Inc.*	6,400	34,176
Nevada Gold & Casinos, Inc.*	2,000	2,500
Pinnacle Entertainment, Inc.*	13,399	171,507
PokerTek, Inc.*	1,700	6,477
Progressive Gaming International Corp.*	12,800	27,136
Red Lion Hotels Corp.*	4,500	38,520
Shuffle Master, Inc.*	8,462	45,272
Silverleaf Resorts, Inc.*	7,000	15,890
Six Flags, Inc.*	18,200	29,848
Speedway Motorsports, Inc.	10,400	260,728
The Marcus Corp.	4,500	86,400
Trump Entertainment Resorts, Inc.*	6,155	22,158
Vail Resorts, Inc.*	8,830	426,401
VCG Holding Corp.*	3,700	22,570
WMS Industries, Inc.*	11,350	408,259
		3,687,539
Machinery — 2.4%
Alamo Group, Inc.	2,000	42,540
Albany International Corp., Class A	6,300	227,682
Applied Industrial Technologies, Inc.	8,925	266,768
Astec Industries, Inc.*	5,000	193,800
Baldor Electric Co.	10,600	296,800
Baldwin Technology Co.*	2,900	7,453
CARBO Ceramics, Inc.	5,350	214,535
Cascade Corp.	2,800	138,068
Chart Industries, Inc.*	6,200	209,808
Cherokee International Corp.*	4,600	8,602
Columbus McKinnon Corp.*	3,900	120,822
Dril-Quip, Inc.*	9,700	450,759
DXP Enterprises, Inc.*	1,300	51,071
Flotek Industries, Inc.*	4,400	64,196
Flow International Corp.*	9,100	84,539
FSI International, Inc.*	6,300	8,379
Gardner Denver, Inc.*	10,700	396,970
Gehl Co.*	2,400	40,656
Gerber Scientific, Inc.*	5,000	44,450
Gulf Islands Fabrication, Inc.	2,600	74,672
Hardinge, Inc.	2,400	33,024
Intevac, Inc.*	6,783	87,840
Kadant, Inc.*	3,400	99,892
Key Technology, Inc.*	1,200	35,748
Kulicke and Soffa Industries, Inc.*	13,200	63,096
Lindsay Manufacturing Co.	2,500	256,175
Lufkin Industries, Inc.	3,100	197,842
Milacron, Inc.*	798	2,027
Powell Industries, Inc.*	3,500	137,795
Presstek, Inc.*	8,800	38,544
Regal-Beloit Corp.	7,200	263,736
Robbins & Myers, Inc.	16,600	541,990
Rofin-Sinar Technologies, Inc.*	7,200	323,280
SatCon Technology Corp.*	6,900	12,282
Sauer-Danfoss, Inc.	11,100	245,754
Semitool, Inc.*	7,400	61,568
Tecumseh Products Co., Class A*	2,100	64,428
Tennant Co.	4,500	179,145
The Middleby Corp.*	4,000	249,560
TurboChef Technologies, Inc.*	7,000	45,640
Twin Disc, Inc.	2,200	34,804
Veri-Tek International Corp.*	1,300	6,045
Woodward Governor Co.	15,000	400,800
		6,323,585
Manufacturing — 1.9%
Amtech Systems, Inc.*	2,200	26,488
Ballantyne of Omaha, Inc.*	3,464	15,900
Blount International, Inc.*	11,800	145,966
Bolt Technology Corp.*	1,500	27,645
Briggs & Stratton Corp.	11,900	213,010
Charles & Colvard Ltd.	4,337	5,335
CLARCOR, Inc.	12,300	437,265
Cognex Corp.	10,000	218,300
Core Molding Technologies, Inc.*	2,200	15,675
Cycle Country Accessories Corp.*	1,000	1,765
EFJ, Inc.*	8,900	10,680
Encore Wire Corp.	5,400	98,334
Exide Technologies*	17,300	226,630
FreightCar America, Inc.	2,400	82,320

	SHARES	VALUE
COMMON STOCKS (Continued)
Manufacturing (Continued)
Friedman Industries	700	$3,605
Hawk Corp., Class A*	2,172	38,053
iRobot Corp.*	5,000	85,550
JAKKS Pacific, Inc.*	6,500	179,205
Lakeland Industries, Inc.*	440	5,144
LSB Industries, Inc.*	4,300	63,382
MFRI, Inc.*	1,000	16,080
Nanophase Technologies Corp.*	4,200	13,608
Nordson Corp.	8,100	436,185
Polaris Industries, Inc.	7,900	323,979
Portec Rail Products, Inc.	2,000	22,920
Quanex Corp.	8,125	420,388
Quixote Corp.	1,900	15,865
RBC Bearings, Inc.*	4,700	174,511
SL Industries, Inc.*	986	19,621
Smith & Wesson Holding Corp.*	8,700	43,674
SonoSite, Inc.*	3,400	96,662
Steinway Musical Instruments, Inc.*	1,900	54,188
Sun Hydraulics Corp.	4,200	122,934
Superior Essex, Inc.*	4,284	120,466
The Gorman-Rupp Co.	3,125	102,781
TTM Technologies, Inc.*	21,600	244,512
Varian, Inc.*	7,400	428,608
Wabtec Corp.	11,700	440,622
		4,997,856
Metals & Mining — 1.9%
A.M. Castle & Co.	5,600	151,200
Alpha Natural Resources, Inc.*	130	5,647
AMCOL International Corp.	6,900	215,487
Brush Engineered Materials, Inc.*	5,600	143,752
CIRCOR International, Inc.	3,400	157,250
Coeur d’Alene Mines Corp.*	64,000	258,560
Compass Minerals International, Inc.	7,400	436,452
Dynamic Materials Corp.	2,800	120,960
Empire Resources, Inc.	2,300	10,005
Foundation Coal Holdings, Inc.	4,300	216,419
General Moly, Inc.*	13,500	107,865
Gibraltar Industries, Inc.	7,200	84,456
Haynes International, Inc.*	2,200	120,736
Hecla Mining Co.*	28,800	321,408
James River Coal Co.*	2,300	40,296
Kaiser Aluminum Corp.	4,533	314,137
Kaydon Corp.	6,200	272,242
Metalline Mining Co.*	7,700	14,938
Mines Management, Inc.*	7,188	25,805
Mueller Industries, Inc.	12,900	372,165
National Coal Corp.*	9,600	50,304
NN, Inc.	3,000	29,190
North American Galvanizing & Coatings, Inc.*	2,400	13,200
Royal Gold, Inc.	7,200	217,224
RTI International Metals, Inc.*	5,300	239,613
Sims Group Ltd., ADR	20,705	569,802
Solitario Resources Corp.*	1,000	5,215
Stillwater Mining Co.*	22,000	340,340
U.S. Gold Corp.*	15,400	39,116
Uranium Resources, Inc.*	11,500	68,885
USEC, Inc.*	21,000	77,700
Westmoreland Coal Co.*	2,000	27,160
Wolverine Tube, Inc.*	300	252
		5,067,781
Multimedia — 0.6%
AH Belo Corp., Class A*	5,080	58,064
Belo Corp., Class A	26,200	276,934
Emmis Communications Corp., Class A*	9,900	34,452
Entertainment Distribution Co., Inc.*	17,850	9,282
Gemstar-TV Guide International, Inc.*	98,464	462,781
Image Entertainment, Inc.*	3,800	6,384
Journal Communications, Inc., Class A	15,100	111,438
LodgeNet Entertainment Corp.*	6,600	40,194
Macrovision Corp.*	13,200	178,200
Martha Stewart Living Omnimedia, Inc., Class A*	5,600	41,608
Media General, Inc., Class A	5,700	79,914
Nextwave Wireless, Inc.*	16,500	83,325
PlanetOut, Inc.*	499	1,821
Schawk, Inc.	5,600	89,544
Triple Crown Media, Inc.*	730	2,037
Young Broadcasting, Inc., Class A*	3,800	2,888
		1,478,866
Office Equipment — 0.1%
IKON Office Solutions, Inc.	30,000	228,000
Marlin Business Services, Inc.*	2,600	19,604
TRM Corp.*	3,650	913
		248,517
Office Furnishings & Supplies — 0.6%
Aaron Rents, Inc.	11,000	236,940
Acco Brands Corp.*	13,000	176,410
Ennis Business Forms, Inc.	6,200	104,036
Herman Miller, Inc.	13,630	334,889
HNI Corp.	10,500	282,345
Interface, Inc.	13,077	183,732
Knoll, Inc.	11,450	132,133
Standard Register Co.	5,600	43,624
Virco Manufacturing Corp.	2,494	13,044
		1,507,153
Oil & Gas — 6.9%
Abraxas Petroleum Corp.*	24,100	79,530
Adams Resources & Energy, Inc.	1,000	27,800
Allis-Chalmers Energy, Inc.*	8,700	119,973
Alon USA Energy, Inc.	11,200	170,352
American Oil & Gas, Inc.*	11,000	35,970
Aquila, Inc.*	74,100	237,861
Arena Resources, Inc.*	8,200	317,422
Atlas America, Inc.	7,339	443,569
ATP Oil & Gas Corp.*	8,600	281,392
Basic Energy Services, Inc.*	9,400	207,552
Berry Petroleum Co., Class A	10,100	469,549
Bill Barrett Corp.*	11,200	529,200
Bois d’Arc Energy, Inc.*	16,600	356,734
Boots & Coots International Well Control, Inc.*	12,900	23,091
BPZ Resources, Inc.*	17,000	369,410
Brigham Exploration Co.*	11,000	66,770
Bronco Drilling Co., Inc.*	6,000	96,660
Cal Dive International, Inc.*	4,648	48,246
Callon Petroleum Co.*	3,700	66,933
Cano Petroleum, Inc.*	8,300	38,844
Carrizo Oil & Gas, Inc.*	6,700	397,109
Cheniere Energy, Inc.*	11,400	225,720
Clayton Williams Energy, Inc.*	2,100	110,229
Complete Production Services, Inc.*	17,400	399,156
Comstock Resources, Inc.*	10,700	431,210
Contango Oil & Gas Co.*	3,500	226,135
CREDO Petroleum Corp.*	1,000	9,960
Dawson Geophysical Co.*	1,100	74,250
Delek US Holdings, Inc.	16,500	209,055

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Delta Natural Gas, Inc.	200	$4,938
Delta Petroleum Corp.*	18,480	416,539
Double Eagle Petroleum Co.*	1,400	23,786
Dune Energy, Inc.*	19,400	34,920
Edge Petroleum Corp.*	6,800	27,404
Encore Aquisition Co.*	13,250	533,710
Endeavor International Corp.*	31,350	41,696
Energy Partners Ltd.*	6,800	64,396
Energy West, Inc.	300	2,625
EnergySouth, Inc.	1,900	99,161
ENGlobal Corp.*	10,800	92,340
Evolution Petroleum Corp.*	6,400	29,120
EXCO Resources, Inc.*	19,000	351,500
Exterran Holdings, Inc.*	6,535	421,769
FX Energy, Inc.*	8,650	36,849
Gasco Energy, Inc.*	23,096	56,354
GeoPetro Resources Co.*	5,700	15,789
Goodrich Petroleum Corp.*	7,300	219,584
Grey Wolf, Inc.*	47,000	318,660
Gulfport Energy Corp.*	10,200	108,120
Harvest Natural Resources, Inc.*	8,600	103,716
HKN, Inc.*	2,400	21,000
Hornbeck Offshore Services, Inc.*	5,800	264,886
Houston American Energy Corp.*	8,700	36,192
Infinity, Inc.*	4,100	2,378
ION Geophysical Corp.*	22,500	310,500
Key Energy Services, Inc.*	14,400	193,248
Mariner Energy, Inc.*	20,665	558,162
Matrix Service Co.*	9,800	168,364
McMoRan Exploration Co.*	12,200	210,938
Mitcham Industries, Inc.*	1,800	32,076
NATCO Group, Inc., Class A*	4,200	196,350
Natural Gas Services Group*	2,500	54,575
New Jersey Resources Corp.	9,651	299,664
Newpark Resources, Inc.*	21,600	110,160
Ngas Resources, Inc.*	5,000	28,150
Nicor, Inc.	10,831	362,947
Oil States International, Inc.*	11,000	492,910
OMNI Energy Services Corp.*	3,800	14,060
Parallel Petroleum Corp.*	8,300	162,431
Parker Drilling Co.*	26,400	170,544
Penn Virginia Corp.	8,200	361,538
Petroleum Development Corp.*	2,800	193,956
PetroQuest Energy, Inc.*	11,000	190,740
Piedmont Natural Gas Co., Inc.	17,000	446,420
Pioneer Drilling Co.*	11,400	181,602
Quest Resource Corp.*	5,100	33,507
RGC Resources, Inc.	200	5,572
Rosetta Resources, Inc.*	12,200	239,974
Royale Energy, Inc.*	1,600	4,640
RPC, Inc.	47,850	726,841
SEACOR Holdings, Inc.*	3,273	279,383
South Jersey Industries, Inc.	6,400	224,704
Stone Energy Corp.*	6,137	321,026
SulphCo, Inc.*	18,300	76,311
Superior Well Services, Inc.*	5,600	122,472
Swift Energy Co.*	6,900	310,431
T-3 Energy Services, Inc.*	2,100	89,376
The Meridian Resource Corp.*	21,400	31,672
Toreador Resources Corp.*	4,300	33,454
Transmeridian Exploration, Inc.*	42,400	38,160
Tri-Valley Corp.*	5,600	33,544
Trico Marine Services, Inc.*	3,600	140,292
TXCO Resources, Inc.*	7,300	90,374
Union Drilling, Inc.*	5,300	92,697
VAALCO Energy, Inc.*	22,100	109,837
W-H Energy Services, Inc.*	6,800	468,180
Warren Resources, Inc.*	14,000	166,180
Westside Energy Corp.*	5,800	16,240
Whiting Petroleum Corp.*	9,380	606,417
		18,397,733
Paper & Related Products — 0.2%
AbitibiBowater, Inc.	4,784	61,761
Graphic Packaging Holding Co.*	54,100	157,972
Louisiana-Pacific Corp.	25,100	230,418
Neenah Paper, Inc.	4,700	121,166
Potlatch Corp.	435	17,953
Xerium Technologies, Inc.	11,300	14,577
		603,847
Personal Care — 0.3%
Chattem, Inc.*	4,400	291,896
Elizabeth Arden, Inc.*	10,900	217,455
Nature’s Sunshine Products, Inc.	2,700	25,650
Nu Skin Enterprises, Inc., Class A	14,700	264,894
Revlon, Inc., Class A*	93,549	91,678
		891,573
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.	2,000	109,140
Concord Camera Corp.*	540	2,025
		111,165
Printing — 0.2%
Cenveo, Inc.*	18,900	197,694
Champion Industries Inc/WV	2,100	10,962
Consolidated Graphics, Inc.*	3,200	179,360
Valassis Communications, Inc.*	11,500	124,775
		512,791
Publishing — 0.4%
Courier Corp.	1,400	34,930
Document Security Systems, Inc.*	3,392	20,352
GateHouse Media, Inc.	12,600	73,584
Journal Register Co.	16,900	9,295
Lee Enterprises, Inc.	9,500	95,095
Marvel Entertainment, Inc.*	16,500	442,035
Playboy Enterprises, Inc., Class B*	5,900	49,147
PRIMEDIA, Inc.	10,600	77,910
Scholastic Corp.*	9,500	287,565
Sun-Times Media Group, Inc., Class A*	25,000	18,000
Voyager Learning Co.*	6,300	40,950
		1,148,863
Real Estate — 0.2%
Avatar Holdings, Inc.*	1,100	47,949
California Coastal Communities, Inc.*	1,800	8,712
Consolidated-Tomoka Land Co.	1,100	61,655
Deerfield Capital Corp.	1,086	1,531
Emeritus Corp.*	8,600	179,396
Grubb & Ellis Co.	6,200	42,594
Lodgian, Inc.*	7,500	83,625
Tarragon Corp.*	6,600	14,190
Tejon Ranch Co.*	3,300	123,156
Thomas Properties Group, Inc.	5,500	48,290
United Capital Corp.*	1,250	27,188
ZipRealty, Inc.*	6,200	32,488
		670,774
Restaurants — 1.4%
AFC Enterprises, Inc.*	4,200	37,758
Benihana, Inc.*	1,150	12,857
Benihana, Inc., Class A*	2,300	25,921

	SHARES	VALUE
COMMON STOCKS (Continued)
Restaurants (Continued)
BJ’s Restaurants, Inc.*	6,000	$86,460
Bob Evans Farms, Inc.	8,600	237,274
Buca, Inc.*	3,600	2,340
Buffalo Wild Wings, Inc.*	4,400	107,800
California Pizza Kitchen, Inc.*	6,950	91,115
CBRL Group, Inc.	6,200	221,774
CEC Entertainment, Inc.*	7,750	223,820
CKE Restaurants, Inc.	13,100	146,982
Cosi, Inc.*	5,389	15,466
Domino’s Pizza, Inc.	14,730	198,708
Einstein Noah Restaurant Group, Inc.*	3,600	30,816
Famous Dave’s of America, Inc.*	2,145	20,463
IHOP Corp.	4,300	205,970
J. Alexander’s Corp.	800	6,624
Kona Grill, Inc.*	1,100	9,768
Krispy Kreme Doughnuts, Inc.*	8,900	27,145
Landry’s Seafood Restaurants, Inc.	4,400	71,632
Luby’s, Inc.*	6,960	49,277
Morton’s Restaurant Group, Inc.*	2,600	20,618
Nathan’s Famous, Inc.*	1,385	19,390
O’ Charley’s, Inc.	5,420	62,438
P.F. Chang’s China Bistro, Inc.*	6,270	178,319
Papa John’s International, Inc.*	13,400	324,414
Red Robin Gourmet Burgers, Inc.*	3,300	123,981
Rubio’s Restaurants, Inc.*	1,700	9,724
Ruby Tuesday, Inc.	8,900	66,750
Ruth’s Chris Steak House, Inc.*	5,100	35,241
Sonic Corp.*	15,975	352,089
Texas Roadhouse, Inc., Class A*	15,300	149,940
The Cheesecake Factory, Inc.*	18,000	392,220
The Steak n Shake Co.*	6,800	53,516
		3,618,610
Retail - Food — 0.5%
Calavo Growers, Inc.	1,000	17,380
Ingles Markets, Inc.	2,600	63,934
Jack in the Box, Inc.*	14,400	386,928
Ruddick Corp.	11,500	423,890
The Great Atlantic & Pacific Tea Co., Inc.*	13,712	359,529
Weis Markets, Inc.	6,390	220,263
		1,471,924
Retail - General — 0.7%
99 Cents Only Stores*	9,500	93,955
BJ’s Wholesale Club, Inc.*	7,000	249,830
Casey’s General Stores, Inc.	12,174	275,132
dELiA*s, Inc.*	5,186	13,847
Dillard’s, Inc., Class A	14,200	244,382
Duckwall-ALCO Stores, Inc.*	200	2,280
Fred’s, Inc.	9,687	99,292
Kirklands, Inc.*	4,300	5,375
Longs Drug Stores Corp.	7,100	301,466
PriceSmart, Inc.	6,250	173,187
RedEnvelope, Inc.*	1,100	660
Retail Ventures, Inc.*	10,400	50,440
Sport Supply Group, Inc.	4,400	52,580
Susser Holdings Corp.*	4,500	84,465
The Pantry, Inc.*	5,100	107,508
		1,754,399
Retail - Specialty — 3.3%
A.C. Moore Arts & Crafts, Inc.*	5,100	34,782
Aeropostale, Inc.*	18,625	504,924
America’s Car-Mart, Inc.*	2,516	31,676
American Greetings Corp., Class A	15,500	287,525
AnnTaylor Stores Corp.*	10,600	256,308
Bakers Footwear Group, Inc.*	400	792
Barnes & Noble, Inc.	12,300	376,995
bebe stores, Inc.	22,400	240,800
Big 5 Sporting Goods Corp.	2,900	25,433
Blockbuster, Inc., Class A*	32,000	104,320
Blockbuster, Inc., Class B*	26,200	74,670
Blue Nile, Inc.*	3,000	162,450
Books-A-Million, Inc.	3,300	28,842
Borders Group, Inc.	2,800	16,436
Brown Shoe Co., Inc.	10,050	151,454
Build-A-Bear Workshop, Inc.*	4,500	40,905
Cabela’s, Inc., Class A*	16,500	233,640
Cache, Inc.*	4,100	46,289
Callaway Golf Co.	17,700	259,836
Casual Male Retail Group, Inc.*	8,600	36,120
Charlotte Russe Holding, Inc.*	5,500	95,370
Children’s Place Retail Stores, Inc.*	6,000	147,360
Christopher & Banks Corp.	7,637	76,294
Citi Trends, Inc.*	3,000	55,350
Coldwater Creek, Inc.*	22,388	113,059
Conn’s, Inc.*	5,500	89,705
Cost Plus, Inc.*	4,685	15,695
Design Within Reach, Inc.*	2,800	7,980
Finlay Enterprises, Inc.*	524	338
First Cash Financial Services, Inc.*	7,400	76,442
Footstar, Inc.	1,300	5,824
Friedman’s, Inc., Class A (b) (c)*	1,600	—
FTD Group, Inc.	5,400	72,468
Gander Mountain Co.*	4,643	28,229
Genesco, Inc.*	4,900	113,239
Golfsmith International Holdings, Inc.*	1,600	3,376
Gottschalks, Inc.*	3,300	9,801
Group 1 Automotive, Inc.	4,900	115,052
GTSI Corp.*	2,500	18,050
Haverty Furniture Cos., Inc.	3,600	38,304
Hibbett Sports, Inc.*	7,150	110,396
Hot Topic, Inc.*	3,775	16,270
Jo-Ann Stores, Inc.*	5,100	75,123
Jos. A. Bank Clothiers, Inc.*	3,475	71,238
K-Swiss, Inc., Class A	5,700	90,174
Kenneth Cole Productions, Inc., Class A	2,300	38,962
La-Z-Boy, Inc.	11,200	93,408
Leapfrog Enterprises, Inc.*	7,500	52,875
Lenox Group, Inc.*	3,700	6,549
MarineMax, Inc.*	4,700	58,562
Movado Group, Inc.	9,800	191,002
NutriSystem, Inc.*	8,200	123,574
Pacific Sunwear of California, Inc.*	16,775	211,533
PC Connection, Inc.*	6,200	49,104
PC Mall, Inc.*	2,200	23,386
Pep Boys - Manny, Moe & Jack	12,000	119,520
Pier 1 Imports, Inc.*	34,700	217,916
R.G. Barry Corp.*	1,900	15,048
RC2 Corp.*	4,400	92,268
Regis Corp.	9,700	266,653
Rex Stores Corp.*	1,575	30,980
Rocky Brands, Inc.*	1,000	5,660
School Specialty, Inc.*	4,400	138,776
Sharper Image Corp.*	1,654	281
Shoe Carnival, Inc.*	1,240	16,777
Sonic Automotive, Inc., Class A	9,280	190,704
Stage Stores, Inc.	10,300	166,860
Stein Mart, Inc.	8,030	45,129
Systemax, Inc.	7,900	95,274
Tandy Leather Factory, Inc.*	2,200	5,852

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
The Bon-Ton Stores, Inc.	2,600	$14,222
The Boyds Collection Ltd.(b) (c)*	10,600	—
The Buckle, Inc.	6,850	306,401
The Cato Corp., Class A	7,100	106,074
The Dress Barn, Inc.*	15,000	194,100
The Gymboree Corp.*	6,600	263,208
The Nautilus Group, Inc.	16,200	53,298
Tractor Supply Co.*	9,400	371,488
Transport World Entertainment Corp.*	5,400	20,304
Tuesday Morning Corp.*	4,800	24,864
Tween Brands, Inc.*	7,400	183,076
Volcom, Inc.*	5,400	109,134
West Marine, Inc.*	245	1,708
Wet Seal, Inc.*	30,475	103,310
Wilsons The Leather Experts, Inc.*	9,950	2,092
Zale Corp.*	11,800	233,168
Zones, Inc.*	2,492	20,459
Zumiez, Inc.*	6,500	101,985
		8,724,878
Steel — 0.6%
Material Sciences Corp.*	2,900	22,504
Mueller Water Products, Inc.	19,700	155,236
Mueller Water Products, Inc., Class A	2,900	23,722
Northwest Pipe Co.*	2,100	89,229
Olympic Steel, Inc.	2,400	108,240
Omega Flex, Inc.	1,500	16,118
Schnitzer Steel Industries, Inc., Class A	4,750	337,345
Shiloh Industries, Inc.	3,600	40,212
Universal Stainless & Alloy Products, Inc.*	1,400	41,594
Valmont Industries, Inc.	5,000	439,450
Worthington Industries, Inc.	19,600	330,652
		1,604,302
Telecommunications — 2.3%
ADC Telecommunications, Inc.*	28,200	340,656
ADTRAN, Inc.	17,100	316,350
Alaska Communications Systems Group, Inc.	10,700	130,968
Anaren Microwave, Inc.*	3,900	49,374
APAC Telecommunications Corp.*	11,000	9,553
Atlantic Tele-Network, Inc.	3,600	121,788
Aware, Inc.*	4,900	17,885
Axesstel, Inc.*	2,700	945
CallWave, Inc.*	5,700	14,877
Cbeyond, Inc.*	6,100	114,619
Centennial Communications Corp., Class A*	26,748	158,081
Cincinnati Bell, Inc.*	62,000	264,120
Comtech Telecommunications Corp.*	5,325	207,675
Consolidated Communications Holdings, Inc.	6,282	95,047
CPI International, Inc.*	3,600	35,712
D&E Communications, Inc.	2,900	25,810
Ditech Networks, Inc.*	7,300	21,462
EMS Technologies, Inc.*	3,600	97,704
FairPoint Communications, Inc.	7,800	70,356
FiberTower Corp.*	29,600	52,096
General Communication, Inc., Class A*	13,800	84,732
GeoEye, Inc.*	4,200	109,158
GulfMark Offshore, Inc.*	4,800	262,656
Harmonic, Inc.*	22,400	170,240
Harris Stratex Networks, Inc.*	9,725	97,542
Hickory Tech Corp.	2,300	18,791
iBasis, Inc.	16,400	67,240
IDT Corp.	1,900	6,346
IDT Corp., Class B	17,900	69,273
InfoSpace, Inc.	7,200	83,304
InterDigital, Inc.*	11,952	236,769
Iowa Telecommunications Services, Inc.	7,000	124,110
iPCS, Inc.	2,900	67,715
Knology, Inc.*	15,100	195,545
LCC International, Inc., Class A*	7,100	11,147
Level 3 Communications, Inc.*	4,757	10,085
Loral Space & Communications, Inc.*	4,400	104,896
Metro One Telecommunications, Inc.*	1,025	799
MRV Communications, Inc.*	37,600	51,512
NMS Communications Corp.*	9,600	14,400
Novatel Wireless, Inc.*	7,300	70,664
Occam Networks, Inc.*	2,266	12,327
Outdoor Channel Holdings, Inc.*	6,300	46,305
PAETEC Holding Corp.*	24,300	161,838
ParkerVision, Inc.*	5,400	41,796
Plantronics, Inc.	11,000	212,410
Powerwave Technologies, Inc.*	30,815	78,578
Preformed Line Products Co.	850	41,378
Premiere Global Services, Inc.*	17,300	248,082
Radyne Corp.*	4,200	35,784
RCN Corp.	9,100	101,738
RELM Wireless Corp.	2,400	3,768
RF Micro Devices, Inc.*	73,977	196,779
Rural Cellular Corp., Class A*	5,700	252,111
Spherix, Inc.*	3,000	3,750
SureWest Communications	3,708	57,326
Sycamore Networks, Inc.*	67,900	248,514
SymmetriCom, Inc.*	21,384	74,630
Syniverse Holdings, Inc.*	15,700	261,562
Telular Corp.*	3,600	12,024
Tollgrade Communications, Inc.*	2,200	11,528
USA Mobility, Inc.*	3,000	21,420
Westell Technologies, Inc., Class A*	12,900	19,350
Wireless Telecom Group, Inc.*	5,789	8,973
XETA Technologies, Inc.*	1,300	4,862
		6,158,835
Textile & Apparel — 1.5%
Ashworth, Inc.*	2,900	8,294
Carter’s, Inc.*	14,200	229,330
Charming Shoppes, Inc.*	23,000	111,090
Cherokee, Inc.	700	23,569
Collective Brands, Inc.*	13,100	158,772
Columbia Sportswear Co.	8,700	383,061
Culp, Inc.*	2,400	18,048
Deckers Outdoor Corp.*	2,600	280,332
Delta Apparel, Inc.	1,100	6,644
Frederick’s of Hollywood Group, Inc.*	1,800	5,040
G & K Services, Inc., Class A	5,200	185,172
G-III Apparel Group Ltd.*	3,500	46,970
Hartmarx Corp.*	6,900	20,148
Iconix Brand Group, Inc.*	14,200	246,370
Jones Apparel Group, Inc.	19,600	263,032
Maidenform Brands, Inc.*	5,600	91,112
Mothers Work, Inc.*	1,400	23,394
New York & Co., Inc.*	11,900	68,306
Nexcen Brands, Inc.*	11,550	39,616
Oxford Industries, Inc.	3,900	87,867
Perry Ellis International, Inc.*	3,000	65,490
Phoenix Footwear Group, Inc.*	800	1,488
Quiksilver, Inc.*	36,900	361,989
Skechers U.S.A., Inc., Class A*	7,000	141,470
Steven Madden Ltd.*	4,900	83,937

	SHARES	VALUE
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Superior Uniform Group, Inc.	1,100	$10,989
Tandy Brands Accessories, Inc.	1,300	6,292
Tarrant Apparel Group*	5,200	3,630
The Dixie Group, Inc.*	2,300	19,274
The Finish Line, Inc., Class A	4,817	22,929
The Timberland Co., Class A*	11,860	162,838
The Warnaco Group, Inc.*	11,100	437,784
True Religion Apparel, Inc.*	5,400	100,170
Unifi, Inc.*	13,600	39,304
Wolverine World Wide, Inc.	12,200	353,922
		4,107,673
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	14,700	220,059

Tobacco — 0.1%
Alliance One International, Inc.*	23,000	138,920

Transportation — 2.1%
ABX Air, Inc.*	14,100	41,454
AirNet Systems, Inc.*	700	1,848
Alexander & Baldwin, Inc.	2,500	107,700
American Commercial Lines, Inc.*	12,000	189,600
Arkansas Best Corp.	6,300	200,718
Atlas Air Worldwide Holdings, Inc.*	5,300	291,500
Bristow Group, Inc.*	5,200	279,084
Celadon Group, Inc.*	5,610	54,305
Con-way, Inc.	4,400	217,712
Covenant Transport, Inc., Class A*	1,500	7,650
Dynamex, Inc.*	2,300	58,190
Eagle Bulk Shipping, Inc.	15,000	386,400
Forward Air Corp.	6,850	242,764
Frozen Food Express Industries, Inc.	5,100	40,494
GATX Corp.	7,000	273,490
General Maritime Corp.	6,900	162,909
Genesee & Wyoming, Inc., Class A*	8,625	296,700
Greenbrier Companies, Inc.	4,100	108,732
Heartland Express, Inc.	23,624	336,878
Horizon Lines, Inc., Class A	7,400	137,714
Hub Group, Inc., Class A*	14,400	473,616
Knight Transportation, Inc.	20,700	340,722
Marten Transport Ltd.*	4,300	66,736
Old Dominion Freight Line, Inc.*	8,952	284,942
Overseas Shipholding Group, Inc.	3,700	259,148
P.A.M. Transportation Services, Inc.*	3,196	49,730
PHI, Inc.*	2,300	72,542
Quality Distribution, Inc.*	4,600	14,674
Saia, Inc.*	2,100	33,306
TAL International Group, Inc.	8,600	202,702
Universal Truckload Services, Inc.*	3,300	68,871
USA Truck, Inc.*	1,900	24,529
Werner Enterprises, Inc.	17,675	328,048
		5,655,408
Utilities — 2.1%
Artesian Resources Corp., Class A	1,300	24,089
Avista Corp.	12,400	242,544
Black Hills Corp.	8,700	311,286
California Water Service Group	4,300	164,045
Central Vermont Public Service Corp.	2,500	59,750
CH Energy Group, Inc.	3,800	147,820
Chesapeake Utilities Corp.	1,564	46,357
Cleco Corp.	15,000	332,700
Connecticut Water Service, Inc.	1,900	44,973
El Paso Electric Co.*	11,500	245,755
Empire District Electric Co.	7,700	155,925
Florida Public Utilities Co.	1,185	13,213
FuelCell Energy, Inc.*	16,310	108,461
IDACORP, Inc.	10,600	340,366
ITC Holdings Corp.	5,760	299,866
MGE Energy, Inc.	4,500	153,270
Middlesex Water Co.	2,299	41,750
Northwest Natural Gas Co.	6,800	295,392
NorthWestern Corp.	8,500	207,145
Ormat Technologies, Inc.	8,800	378,488
Otter Tail Power Co.	7,214	255,303
PNM Resources, Inc.	17,350	216,354
PowerSecure International, Inc.*	4,200	49,434
SJW Corp.	4,400	125,796
Southwest Gas Corp.	10,200	285,192
Southwest Water Co.	9,408	104,147
The Laclede Group, Inc.	4,500	160,335
The York Water Co.	1,271	19,052
UIL Holdings Corp.	5,166	155,652
Unisource Energy Corp.	8,500	189,210
Unitil Corp.	500	13,475
WGL Holdings, Inc.	11,600	371,896
		5,559,041
Waste Management — 0.4%
American Ecology Corp.	3,766	95,393
Casella Waste Systems, Inc., Class A*	8,200	89,626
Clean Harbors, Inc.*	4,100	266,500
Darling International, Inc.*	19,400	251,230
Rentech, Inc.*	43,300	38,537
Waste Connections, Inc.*	6,975	214,411
Waste Industries USA ,Inc.	2,800	101,220
WCA Waste Corp.*	3,300	20,064
		1,076,981
TOTAL COMMON STOCKS (Identified Cost $282,026,565)		264,244,829

RIGHTS & WARRANTS — 0.0%
Financial Services — 0.0%
MCG Capital Corp., expires 04/18/08*	2,057	2,201

Health Care - Drugs — 0.0%
Dov Pharmaceutical, Inc., expires 12/31/09 (c) *	4,730	0

Health Care - Products — 0.0%
Caliper Life Sciences, Inc., expires 6/15/11*	404	365

TOTAL RIGHTS & WARRANTS (Identified Cost $432)		2,566
SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,392,966	1,392,966
		1,392,967

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,392,967)		1,392,967

	SHARES/PAR
COLLATERAL FOR SECURITIES ON LOAN—42.3%
Short Term–42.3%
State Street Navigator Prime Portfolio	111,918,928	111,918,928
Federal Home Loan Bank Discount Note, .010% due 04/07/08	4,258	4,256
Federal Home Loan Bank Discount Note, .010% due 04/16/08	2	2
Federal Home Loan Bank Discount Note, .010% due 04/18/08	10,586	10,573
Federal Home Loan Bank Discount Note, .010% due 05/16/08	188	187
Federal National Mortgage Association, 6.000% due 04/18/36	9	10
Federal National Mortgage Association, 6.000% due 08/29/16	5,205	5,314
Federal Home Loan Mortgage Corp., 4.125% due 11/30/09	62,993	65,988
U.S. Treasury Bond, 8.125% due 08/15/19	20	28
U.S. Treasury Bond, 6.250% due 08/15/23	307	379
U.S. Treasury Bond, 6.000% due 02/15/26	100	122
U.S. Treasury Bond, 5.250% due 11/15/28	1,168	1,332
U.S. Treasury Bond, 3.675% due 04/15/29	118,935	209,124
U.S. Treasury Inflation Index Bond, 3.875% due 01/15/09	18	24
U.S. Treasury Inflation Index Bond, .875% due 04/15/10	300	343
U.S. Treasury Inflation Index Bond, 3.000% due 07/15/12	3,501	4,632
U.S. Treasury Inflation Index Bond, 1.875% due 07/15/13	47,787	59,436
U.S. Treasury Inflation Index Bond, 1.750% due 01/15/28	23	23
U.S. Treasury Bond Princiapl Strip, .010% due 11/15/21	395	216
U.S. Treasury Bond Princiapl Strip, .010% due 05/15/20	28	13
U.S. Treasury Bond Princiapl Strip, .010% due 11/15/27	17,103	6,997
U.S. Treasury Strip, .010% due 05/15/18	164	110
U.S. Treasury Strip, .010% due 05/15/20	44,387	26,364
U.S. Treasury Strip, .010% due 08/15/21	3,952	2,182

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $112,316,583)		112,316,583

Total Investments — 142.2% (Identified Cost $395,736,547)#		377,956,945

Liabilities, Less Cash and Other Assets — (42.2%)		(112,139,163)
Net Assets — 100.0%		$265,817,782

*	Non-income producing security.
#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $395,736,547. Net unrealized depreciation aggregated $17,779,602 of which $45,216,661 related to appreciated investment securities and $62,996,263 related to depreciated investment securities.

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of the securities on loan was $108,744,323.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. Total market value for such investments amounted to $3,761, which represents less than 0.001% of net assets.

Key to abbreviations:

ADR — American Depositary Receipt

SA US Small Company Fund

Portfolio Sectors (% of portfolio market value)

Non - Cyclical	23.1
Industrials	17.8
Financials	13.9
Cyclical	13.0
Communications	8.0
Energy	7.3
Technology	6.8
Basic Materials	5.3
Utilities	2.6
Diversified	2.2

100.0

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.2%
Australia — 4.8%
Amcor Ltd.(a)	169,810	$1,108,694
APN News & Media Ltd.(a)	48,103	201,617
Australia & New Zealand Banking Group Ltd.(a)	275,523	5,673,443
AXA Asia Pacific Holdings Ltd.(a)	149,930	752,997
BHP Steel Ltd.(a)	137,745	1,241,467
Boral Ltd.(a)	123,471	705,798
Caltex Australia Ltd.	16,916	200,963
Commonwealth Bank of Australia	157,633	6,018,241
Crown Ltd.*	10,737	102,947
CSR Ltd.	104,956	306,690
Downer EDI Ltd.	58,497	334,388
Foster’s Group Ltd.(a)	309,426	1,446,668
Goodman Fielder Ltd.(a)	112,180	184,387
Insurance Australia Group Ltd.(a)	180,121	601,988
John Fairfax Holdings Ltd.(a)	124,405	394,192
Lend Lease Corp. Ltd.	45,294	548,023
Metcash Ltd.(a)	80,731	300,776
National Australia Bank Ltd.	259,836	7,153,670
Oil Search Ltd.	35,788	157,844
OneSteel Ltd.	112,280	655,157
Origin Energy Ltd.	106,207	888,364
Publishing & Broadcasting Ltd.(a)	10,737	36,571
Qantas Airways Ltd.	159,776	573,385
Santos Ltd.(a)	79,294	1,049,906
Seven Network Ltd.(a)	9,500	82,412
Sims Group Ltd.(a)	9,262	251,191
Suncorp-Metway Ltd.	25,577	300,587
TABCORP Holdings Ltd.(a)	70,660	913,003
Washington H Soul Pattinson & Co., Ltd.	11,161	76,947
Zinifex Ltd.(a)	38,780	353,411
		32,615,727
Austria — 0.4%
Erste Bank der Oesterreichischen Sparkassen AG	11,646	755,540
OMV AG	14,626	967,591
Wienerberger AG	17,203	915,951
		2,639,082
Belgium — 1.0%
Ackermans & van Haaren NV	937	97,439
Cumerio-VVPR(b)*	210	4
Delhaize Group	21,212	1,670,809
Dexia(a)	163,226	4,656,222
UCB SA	8,711	302,940
Umicore*	1,050	33
		6,727,447
Canada — 4.7%
Astral Media, Inc.	10,600	402,135
Bank of Montreal(a)	10,730	479,723
Barrick Gold Corp.(a)	76,100	3,323,151
BCE, Inc.(a)	61,430	2,077,054
Biovail Corp.	12,400	133,320
Canadian Pacific Railway Ltd.(a)	29,965	1,924,291
CGI Group, Inc.*	91,100	966,179
Domtar Corp.*(a)	50,200	343,377
Empire Co., Ltd, Class A	7,800	293,026
EnCana Corp.	15,286	1,163,089
Fairfax Financial Holdings Ltd.(a)	2,700	785,240
George Weston Ltd.	7,700	353,777
Goldcorp, Inc.	54,800	2,126,949
Industrial Alliance Insurance and Financial Services, Inc.(a)	20,285	747,649
ING Canada, Inc.	5,100	181,074
Loblaw Companies Ltd.	4,600	136,109
Lundin Mining Corp.*	43,800	298,322
Magna International, Inc., Class A	14,424	1,047,538
Manitoba Telecom Services, Inc.(a)	2,300	87,636
Manulife Financial Corp.(a)	43,400	1,659,145
MDS, Inc.*	17,689	344,228
Metro, Inc., Class A	7,700	182,058
National Bank of Canada(a)	22,100	1,028,717
Onex Corp.(a)	16,900	492,488
Petro-Canada	38,700	1,683,935
Power Corp. of Canada(a)	25,300	836,974
Quebecor, Inc., Class B	4,900	122,720
Sherritt International Corp.	48,300	682,380
Sun Life Financial, Inc.(a)	137,520	6,421,391
Thomson Reuters Corp.(a)	16,500	554,201
TransCanada Corp.(a)	38,061	1,464,658
		32,342,534
Denmark — 1.2%
AP Moller - Maersk A/S	247	2,758,724
Carlsberg A/S(a)	6,325	809,651
Danisco A/S(a)	12,180	890,568
Danske Bank(a)	84,803	3,131,732
Jyske Bank A/S*	7,940	533,434
Sydbank(a)	7,400	269,358
		8,393,467
Finland — 0.9%
Kesko Oyj*(a)	19,100	988,580
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)(a)	12,800	241,333
Outokumpu Oyj(a)	27,400	1,247,559
Rautaruukki Oyj*(a)	8,300	400,996
Sampo Oyj, Class A	42,897	1,162,675
Stora Enso Oyj(a)	64,400	743,996
UPM-Kymmene Oyj(a)	81,000	1,440,140
		6,225,279
France — 9.4%
Air France(a)	27,345	770,974
Axa(a)	259,150	9,415,803
BNP Paribas SA(a)	157,621	15,915,274
Cap Gemini SA	11,658	664,565
Casino Guichard-Perrachon SA	4,781	573,795
Ciments Francais	2,017	336,108
CNP Assurances	5,341	659,067
Compagnie de Saint-Gobain(a)	46,018	3,756,343
Compagnie Generele des Etablissements Michelin, Class B	8,001	836,073
Credit Agricole SA(a)	89,565	2,774,352
Credit Industriel et Commercial	507	156,246
France Telecom SA	134,090	4,513,809
Lafarge SA(a)	25,195	4,386,372
Lagardere S.C.A.	3,574	267,506
Natixis(a)	23,838	383,894
Pinault-Printemps-Redoute SA(a)	10,843	1,608,240
PSA Peugoet Citroen	30,890	2,397,480
Remy Cointreau SA	2,244	151,078
Renault SA	33,276	3,686,518
Safran SA(a)	10,298	211,086
Schneider Electric SA(a)	8,500	1,101,002
SCOR	14,662	350,358
Societe BIC SA	1,858	114,695
Societe Generale	11,521	1,129,247
Societe Generale*	2,880	277,417
Technip-Coflexip SA	9,288	724,103
Valeo SA	6,106	242,406

	SHARES	VALUE
COMMON STOCKS (Continued)
France (Continued)
Vivendi Universal SA(a)	179,479	$7,020,305
		64,424,116
Germany — 15.7%
Allianz AG(a)	67,381	13,362,235
Bayerische Motoren Werke AG(a)	78,074	4,317,353
Bilfinger Berger AG	2,054	177,110
Commerzbank AG(a)	104,017	3,254,893
DaimlerChrysler AG(a)	203,087	17,379,919
Deutsche Bank AG(a)	86,194	9,767,049
Deutsche Lufthansa AG(a)	43,099	1,166,787
Deutsche Telekom AG(a)	580,696	9,682,075
E. On AG(a)	97,638	18,094,056
Hannover Rueckversicherungs-AG	13,447	701,729
Hypo Real Estate Holding AG(a)	6,500	169,087
Infineon Technologies AG*(a)	140,994	991,580
Lanxess	1,160	46,620
Linde AG(a)	10,710	1,514,716
Muenchener Rueckversicherungs-Gesellschaft AG(a)	50,969	9,978,712
Suedzucker AG(a)	4,706	104,495
Thyssen Krupp AG	45,036	2,579,379
TUI AG*(a)	19,453	499,582
Volkswagen AG(a)	45,742	13,275,460
		107,062,837
Greece — 0.3%
Alpha Bank A.E.	4,356	144,569
EFG Eurobank Ergasias	11,581	352,142
Hellenic Petroleum SA	36,460	480,563
National Bank of Greece SA	20,730	1,094,896
		2,072,170
Hong Kong — 2.9%
Cathay Pacific Airways Ltd.(a)	32,000	62,747
Cheung Kong (Holdings) Ltd.	332,000	4,714,000
Cheung Kong Infrastructure Holdings Ltd.(a)	28,000	112,254
Dah Sing Financial Group(a)	19,600	129,830
Great Eagle Holdings Ltd.(a)	22,600	61,855
Hang Lung Development Co., Ltd.	174,000	821,667
Henderson Land Development Co., Ltd.	159,000	1,128,804
Hongkong and Shanghai Hotels Ltd.	66,882	109,832
Hopewell Holdings Ltd.	107,000	406,285
Hutchison Whampoa Ltd.	341,000	3,220,557
Kerry Properties Ltd.	109,094	658,852
MTR Corp.(a)	130,390	447,347
New Asia Realty & Trust Co., Ltd.	50,000	39,834
New World China Land Ltd.(a)	157,600	100,040
New World Development Co., Ltd.	486,765	1,179,642
Sino Land Co., Ltd.(a)	321,072	693,108
Sun Hung Kai Properties Ltd.	242,000	3,747,069
Tsim Sha Tsui Properties Ltd.	60,492	216,089
Wharf (Holdings) Ltd.	308,250	1,453,645
Wheelock and Co., Ltd.	233,000	645,197
Wing Lung Bank Ltd.	9,900	172,625
		20,121,279
Ireland — 0.9%
Allied Irish Banks Plc (AIB)	22,212	638,252
Bank of Ireland	32,128	476,271
Bank of Ireland, ADR	7,400	446,812
CRH Plc	35,939	1,360,880
Irish Life & Permanent Plc	169,534	3,316,993
		6,239,208
Italy — 2.4%
Banca Monte dei Paschi di Siena SpA(a)	190,583	844,859
Banca Popolare di Milano(a)	92,950	1,021,677
Banche Popolari Unite Scrl(a)	83,061	2,130,506
Banco Popolare Scarl*	18,470	306,203
Buzzi Unicem SpA(a)	14,055	350,070
Compagnia Assicuratrice Unipol SpA	70,148	218,176
Fiat SpA(a)	74,800	1,731,835
Intesa Sanpaolo	167,058	1,178,843
Italcementi SpA(a)	10,703	217,020
Italmobiliare SpA(a)	1,968	204,653
Milano Assicurazioni(a)	25,000	168,016
SAI SpA	23,500	974,538
Telecom Italia SpA	1,818,931	3,808,897
UniCredito Italiano SpA	495,467	3,320,074
		16,475,367
Japan — 11.0%
Aichi Steel Corp.(a)	15,000	71,951
Aisin Seiki Co., Ltd.	12,000	447,026
ALPS Electric Co., Ltd.(a)	23,700	232,823
Amada Co., Ltd.	51,000	385,079
Aoyama Trading Co., Ltd.	8,500	183,006
Asahi Breweries Ltd.	28,000	576,207
Asahi National Broadcasting Co., Ltd.	47	66,363
ASATSU-DK, Inc.(a)	3,400	120,869
Awa Bank Ltd.	29,000	166,403
Bank of Kyoto Ltd.(a)	35,000	424,795
Bank of Nagoya Ltd.	22,000	133,948
Bridgestone Corp.	24,000	407,851
CALSONIC KANSEI CORP.(a)	21,000	75,916
Canon Sales Co., Inc.(a)	8,000	150,611
Chiba Bank Ltd.	85,000	576,257
Chudenko Corp.	5,700	89,501
Chugoku Bank Ltd.(a)	26,000	372,061
Chuo Mitsui Trust Holdings, Inc.	94,000	567,615
Citizen Watch Co.(a)	13,000	109,744
Coca-Cola West Japan Co., Ltd.(a)	8,000	192,269
COMSYS Holdings Corp.(a)	9,000	77,869
Cosmo Oil Co., Ltd.	83,000	260,154
Credit Saison Co., Ltd.	12,500	347,987
Dai Nippon Printing Co., Ltd.	123,000	1,953,515
Dai-Tokyo Fire and Marine Insurance Co., Ltd.(a)	90,900	501,561
Daicel Chemical Industries Ltd.	24,000	123,052
Daihatsu Motor Co., Ltd.	33,000	395,564
Dainippon Pharmaceutical Co., Ltd.(a)	12,000	109,473
Daishi Bank Ltd.	40,000	154,616
Daiwa House Co., Ltd.(a)	80,000	790,707
Dowa Fire & Marine Insurance Co., Ltd.(a)	24,000	122,812
Ebara Corp.(a)	49,000	149,169
Elpida Memory, Inc.*(a)	13,700	455,478
Ezaki Glico Co., Ltd.(a)	13,000	160,775
Fuji Electric Co., Ltd.(a)	60,000	243,341
Fuji Heavy Industries Ltd.(a)	87,000	363,299
Fuji Photo Film	95,000	3,358,201
Fujikura Ltd.(a)	36,000	162,227
Fukuoka Financial Group, Inc.	124,000	644,462
Fukuyama Transporting Co., Ltd.	17,000	62,307
Funai Electric Co. Ltd.(a)	2,400	82,435
Futaba Industrial Co., Ltd.(a)	7,300	164,115
Gunma Bank Ltd.(a)	52,000	371,280
GUNZE Ltd.(a)	29,000	121,971
Hachijuni Bank Ltd.	68,000	431,043
Hakuhodo DY Holdings, Inc.	2,090	124,111
Hankyu Department Stores, Inc.(a)	18,000	120,409

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Hankyu Hanshin Holdings, Inc.(a)	140,000	$604,246
Heiwa Corp.(a)	4,000	38,053
Higo Bank Ltd.	29,000	166,693
Hiroshima Bank Ltd.	26,000	125,235
Hitachi Cable Ltd.	25,000	92,880
Hitachi Kokusai Electric, Inc.(a)	9,000	92,740
Hitachi Ltd.(a)	619,000	3,663,419
Hitachi Maxell Ltd.(a)	5,000	51,422
Hitachi Software Engineering Co., Ltd.(a)	4,200	97,156
Hitachi Transport System Ltd.	12,000	181,454
Hokkoku Bank Ltd.	38,000	170,098
House Foods Corp.(a)	9,800	145,538
Hyakugo Bank Ltd.	31,000	182,846
Hyakujushi Bank Ltd.	35,000	185,059
INPEX Holdings, Inc.	1	11,116
Itoham Foods, Inc.(a)	13,000	76,417
Iyo Bank Ltd.(a)	34,000	362,267
Joyo Bank Ltd.	110,000	555,177
Juroku Bank Ltd.	33,000	189,686
Kagoshima Bank Co., Ltd.	22,000	162,147
Kamigumi Co., Ltd.	37,000	291,969
Kandenko Co., Ltd.(a)	14,000	76,127
KANEKA CORP.	25,000	155,968
Kansai Paint Co., Ltd.	21,000	136,271
Keiyo Bank	24,000	151,893
Kinden Corp.	23,000	220,879
Kirin Brewery Co., Ltd.	61,000	1,151,462
Kissei Pharmaceutical Co., Ltd.(a)	4,000	84,118
Komori Corp.	8,000	165,832
Kuraray Co., Ltd.	49,000	582,936
Kyocera Corp.(a)	28,500	2,388,794
Kyorin Co., Ltd.	11,000	142,209
Mabuchi Motor Co., Ltd.(a)	2,300	110,785
Marui Co., Ltd.(a)	22,000	233,747
Maruichi Steel Tube Ltd.(a)	8,000	264,370
Matsushita Electric Industrial Co., Ltd.(a)	325,000	7,029,842
Matsushita Electric Works Ltd.(a)	53,000	544,012
Meiji Dairies Corp.(a)	31,000	186,261
Meiji Seika Kaisha Ltd.(a)	47,000	238,624
Millea Holdings, Inc.	136,500	5,030,242
Mitsubishi Heavy Industries Ltd.	139,000	592,970
Mitsubishi Logistics Corp.(a)	14,000	179,171
Mitsubishi UFJ Financial Group, Inc.	201,400	1,734,468
Mitsui Sumitomo Insurance Co., Ltd.(b)	241,000	2,430,272
Musashino Bank Ltd.	3,900	158,953
Nagase & Co., Ltd.	15,000	152,914
National House Industrial Co., Ltd.	15,000	95,984
NEC Corp.(a)	307,000	1,168,236
Nippon Express Co., Ltd.	126,000	722,992
Nippon Kayaku Co., Ltd.(a)	11,000	66,643
Nippon Meat Packers, Inc.(a)	27,000	397,997
Nippon Mining Holdings, Inc.	30,000	158,622
Nippon Mitsubishi Oil Corp.	228,000	1,420,148
Nippon Paint Co., Ltd.	32,000	115,041
Nippon Paper Group, Inc.(a)	164	387,583
Nippon Sheet Glass Co., Ltd.	59,000	260,555
Nippon Shokubai Co., Ltd.	13,000	86,050
Nippon Television Network Corp.	1,360	185,356
Nipponkoa Insurance Co., Ltd.	59,000	449,029
Nipro Corp.	3,000	52,213
Nissan Motor Co., Ltd.(a)	142,400	1,175,021
Nisshin Flour Milling Co., Ltd.(a)	25,500	271,700
Nisshin Steel Co., Ltd.(a)	126,000	435,309
Nisshinbo Industries, Inc.(a)	23,000	213,279
Obayashi Corp.	58,000	242,780
Oji Paper Co.(a)	129,000	580,022
Onward Kashiyama Co., Ltd.	20,000	203,885
Pioneer Corp.(a)	10,700	106,079
Q.P. Corp.(a)	13,000	133,958
Rengo Co., Ltd.(a)	31,000	170,739
Rinnai Corp.(a)	4,100	133,847
ROHM CO., LTD.(a)	14,300	883,547
San-In Godo Bank Ltd.	22,000	175,586
SANKYO CO., LTD.	5,000	296,415
Sanwa Shutter Corp.(a)	26,000	112,738
Sapporo Hokuyo Holdings, Inc.	44	306,229
SEGA SAMMY Holdings, Inc.(a)	7,500	79,236
Seiko Epson Corp.(a)	17,200	462,467
Seino Transportation Co., Ltd.	23,000	149,249
Sekisui Chemical Co., Ltd.	74,000	446,846
Sekisui House Ltd.(a)	73,000	674,004
Shiga Bank Ltd.(a)	30,000	203,084
Shimachu Co., Ltd.	6,600	197,947
Shimizu Corp.(a)	72,000	330,222
Shinko Securities Co., Ltd.*	72,000	209,093
Sohgo Security Services Co., Ltd.(a)	7,900	109,964
Sumitomo Bakelite Co., Ltd.	18,000	91,027
Sumitomo Corp.(a)	39,500	519,362
Sumitomo Electric Industries Ltd.(a)	53,000	669,798
Sumitomo Forestry Co., Ltd.	20,000	138,394
Suzuken Co., Ltd.	7,200	295,614
Taiheiyo Cement Corp.(a)	110,000	264,370
Taisei Corp.(a)	124,000	315,402
Taisho Pharmaceutical Co., Ltd.	24,000	475,145
Taiyo Yuden Co., Ltd.	11,000	107,070
The 77 Bank Ltd.	42,000	234,689
The Bank of Iwate Ltd.	2,000	130,383
The Fuji Fire & Marine Insurance Co.(a)	32,000	84,919
The Nanto Bank Ltd.	29,000	135,910
The Nishi-Nippon City Bank, Ltd.	89,000	233,507
The Ogaki Kyoritsu Bank Ltd.	29,000	155,948
The Shizuoka Bank Ltd.(a)	93,000	1,096,145
The Sumitomo Trust & Banking Co., Ltd.(a)	180,000	1,236,531
The Yamanashi Chuo Bank Ltd.	20,000	120,569
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	1,445,223
The Yokohama Rubber Co., Ltd.	30,000	143,301
Toda Corp.(a)	30,000	123,172
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	217,977
Toppan Printing Co., Ltd.(a)	79,000	914,520
Toshiba Tec Corp.	24,000	145,404
Tostem Corp.(a)	43,500	652,108
TOTO Ltd.(a)	41,000	387,172
Toyo Ink Manufacturing Co., Ltd.	23,000	79,461
Toyo Seikan Kaisha Ltd.	25,000	473,913
Toyo Suisan Kaisha Ltd.	5,000	75,105
Toyobo Co., Ltd.	68,000	141,638
Toyota Auto Body Co., Ltd.(a)	11,200	223,641
Uny Co., Ltd.(a)	23,000	219,728
Wacoal Corp.(a)	16,000	236,010
Yamaguchi Financial Group, Inc.	18,000	203,505
Yamaha Corp.	26,200	500,072
Yamazaki Baking Co., Ltd.(a)	19,000	179,611
		75,327,005
Netherlands — 5.6%
Aegon NV	328,127	4,833,092
ArcelorMittal	117,604	9,642,491
DSM NV	39,655	1,914,592

	SHARES	VALUE
COMMON STOCKS (Continued)
Netherlands (Continued)
European Aeronautic Defense and Space Co.	41,601	$986,851
Hunter Douglas NV	3,922	265,599
ING Groep NV	320,953	12,031,597
Koninklijke (Royal) Philips Electronics NV(a)	204,928	7,847,329
Koninklijke Ahold NV*	17,990	267,255
SNS Reaal	7,153	145,264
Vedior NV	251	7,299
		37,941,369
New Zealand — 0.2%
Air New Zealand Ltd.	49,822	50,510
Contact Energy Ltd.(a)	138,142	867,440
Fletcher Building Ltd.	14,561	96,011
		1,013,961
Norway — 0.9%
Den Norske Bank ASA	169,100	2,570,207
Norsk Hydro ASA(a)	101,600	1,482,322
Orkla ASA	147,300	1,868,131
Storebrand ASA(a)	34,900	275,179
		6,195,839
Portugal — 0.2%
Banco Comercial Portugues SA(a)	67,961	221,255
Banco Espirito Santo SA(a)	49,591	862,894
		1,084,149
Singapore — 1.4%
DBS Group Holdings Ltd.	257,000	3,354,483
Fraser & Neave Ltd.(a)	226,500	796,581
Jardine Cycle & Carriage Ltd.	32,814	464,947
Neptune Orient Lines Ltd.(a)	97,000	228,599
Oversea-Chinese Banking Corp., Ltd.	195,000	1,145,354
Singapore Airlines Ltd.	163,340	1,847,724
Singapore Land Ltd.	33,000	162,721
United Industrial Corp., Ltd.	90,000	180,124
United Overseas Bank Ltd.	51,700	717,551
United Overseas Land Ltd.	153,000	428,251
Wheelock Properties (S) Ltd.(a)	55,000	78,968
		9,405,303
Spain — 5.8%
Acciona SA(a)	8,496	2,277,905
Acerinox SA(a)	34,212	949,446
Azucarera Ebro Agricolas SA(a)	22,833	467,665
Banco de Sabadell SA(a)	226,796	2,491,078
Banco Espanol de Credito SA(a)	17,691	336,066
Banco Pastor SA(a)	22,568	348,461
Banco Santander Central Hispano SA	1,259,886	25,127,991
Corp. Mapfre SA(a)	40,706	204,575
Gas Natural SDG SA	15,200	941,185
Grupo Ferrovial SA	6,641	482,685
Iberia Lineas Aereas de Espana SA	99,500	434,010
Repsol-YPF SA	167,543	5,788,201
Sol Melia SA(a)	7,338	103,329
		39,952,597
Sweden — 2.8%
Electrolux AB(a)	9,100	149,382
Lundin Petroleum AB*	16,000	217,529
Mo Och Domsjoe AB (MoDo) Series B*(a)	10,400	359,831
NCC AB	5,400	157,287
Nordea AB(a)	401,950	6,517,066
Skandinaviska Enskilda Banken AB Series A*(a)	46,300	1,212,174
SSAB Svenskt Stal AB Series A(a)	24,000	674,810
SSAB Svenskt Stal AB Series B(a)	3,900	100,136
Svenska Cellulosa AB (SCA) Series B*	76,800	1,399,726
Svenska Handelsbanken AB Series A	50,200	1,462,189
Swedbank AB, Class A(a)	26,700	748,478
Tele2 AB, Class B	59,800	1,130,164
TeliaSonera AB(a)	374,250	3,005,619
Volvo AB Series A(a)	33,800	503,632
Volvo AB Series B	91,100	1,380,431
		19,018,454
Switzerland — 6.4%
Adecco SA	17,796	1,028,572
Baloise Holdings Ltd.	14,302	1,422,633
Banque Cantonale Vaudoise	1,400	606,702
Ciba Specialty Chemicals AG(a)	11,200	408,832
Credit Suisse Group	239,579	12,205,309
Ems-Chemie Holding AG *	82	12,727
Givaudan SA(a)	1,211	1,199,100
Helvetia Patria Holding	1,240	467,382
Holcim Ltd.	38,754	4,073,613
Swiss Life Holding*	5,438	1,512,611
Swiss Re	58,277	5,095,016
Syngenta AG	15,535	4,555,994
UBS AG(a)	77,807	2,263,049
Valiant Holding	2,700	528,163
Zurich Financial Services(a)	27,475	8,659,921
		44,039,624
United Kingdom — 20.3%
Alliance & Leicester Group Treasury Plc(a)	11,000	113,246
Amlin Plc(a)	54,900	296,226
Anglo American Plc	14,654	881,034
Arriva Plc	12,620	171,895
Associated British Foods Plc	101,883	1,770,070
Aviva Plc	627,404	7,692,454
BAE Systems Plc	134,712	1,297,934
Barclays Plc	668,426	6,012,183
Barclays Plc, ADR	34,600	1,252,520
Barratt Developments Plc	46,586	382,483
Bradford & Bingley Plc(a)	82,883	307,331
British Airways Plc*	173,882	808,751
Cable & Wireless Plc	341,025	1,008,235
Carnival Plc	39,675	1,576,321
DSG International Plc	258,115	325,438
easyJet Plc*	57,000	420,167
Enterprise Inns Plc	47,969	382,170
Friends Provident Plc	332,054	814,907
GKN Plc	115,118	695,432
HBOS Plc	902,200	10,031,630
HSBC Holdings Plc	623,211	10,270,553
HSBC Holdings Plc, ADR	66,300	5,456,490
International Power Plc	150,973	1,193,062
ITV Plc	809,205	1,017,051
J Sainsbury Plc	280,691	1,911,627
Kingfisher Plc	143,816	376,931
Ladbrokes Plc	22,340	138,062
Legal & General Group Plc	1,343,920	3,372,882
Meggitt Plc	67,339	368,691
Millennium & Copthorne Hotels Plc	42,655	351,478
Mitchells & Butlers Plc	66,257	451,239
Old Mutual Plc	894,805	1,963,231
Pearson Plc	168,084	2,274,432
Punch Taverns Plc	21,017	224,926
Rexam Plc	133,646	1,131,763
Rolls Royce Group Plc, B Shares(b)	4,416,652	8,769
Rolls-Royce Group Plc*	49,293	394,431

	SHARES	VALUE
COMMON STOCKS (Continued)
United Kingdom (Continued)
Royal & Sun Alliance Insurance Group Plc	680,883	$1,739,930
Royal Bank of Scotland Group Plc	1,989,206	13,320,250
Royal Dutch Shell Plc	161,988	5,454,932
Royal Dutch Shell Plc, ADR	60,600	4,083,228
Schroders Plc	11,172	208,072
Scottish & Newcastle Plc	152,226	2,387,792
Taylor Woodrow Plc	184,149	685,569
Vodafone Group Plc	10,893,390	32,638,706
Whitbread Plc	16,416	380,381
William Morrison Supermarkets Plc	457,929	2,493,592
WPP Group Plc	201,712	2,407,060
Xstrata	80,556	5,641,362
		138,586,919
TOTAL COMMON STOCKS (Identified Cost $520,352,988)		677,903,733

RIGHTS & WARRANTS — 0.0%
Switzerland — 0.0%
EMS-Chemie Holding AG (expiration 4/14/08)(b)*	82	141

TOTAL RIGHTS & WARRANTS (Identified Cost $0)		141

SHORT-TERM INVESTMENTS —1.0%
Other — 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	6,507,002	6,507,002
		6,507,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,507,003)

	SHARES/PAR
COLLATERAL FOR SECURITIES ON LOAN—31.0%
Short Term-31.0%
State Street Navigator Prime Portfolio	211,534,554	211,534,554
Federal Home Loan Mortgage Corp., 5.375% due 08/13/10	149,352	151,986
Federal Home Loan Mortgage Corp., 5.500% due 07/20/10	1,481	1,533
Federal Home Loan Bank Discount Note, .010% due 04/07/08	2,307	2,306
Federal Home Loan Bank Discount Note, .010% due 04/16/08	976	976
Federal Home Loan Mortgage Discount Note, .010% due 04/07/08	919	918
U.S. Treasury Note, .875% due 04/15/10	6,472	7,346
U.S. Treasury Note, 1.875% due 07/15/13	2	5
U.S. Treasury Note, 2.000% due 07/15/14	15,023	18,401
U.S. Treasury Note, 2.500% due 07/15/16	4,495	5,313
U.S. Treasury Note, 2.375% due 04/15/11	60	70
U.S. Treasury Note, 3.000% due 07/15/12	112,425	148,760
U.S. Treasury Bond, 3.625% due 04/15/28	209	359
U.S. Treasury Bond, 7.500% due 11/15/16	84	62,955

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $211,935,480)		211,935,480

Total Investments — 131.2% (Identified Cost $738,795,471)		896,346,357

Liabilities, Less Cash and Other Assets — (31.2%)		(213,047,412)
Net Assets — 100.0%		$683,298,945

*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of the securities loaned was $201,602,400.
(b)	Securities were fair valued by management. Total market value for such investments amounted to $2,439,186 which represents 3.6% of net assets.
#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $738,795,471. Net unrealized appreciation aggregated $157,218,340 of which $190,552,522 related to appreciated investment securities and $33,334,182 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt

SA International Value Fund B8Y5-COUNTRY BREAKDOWN

Country Weightings (% of portfolio market value)

United Kingdom	20.4%
Other	16.4%
Germany	15.6%
Japan	11.0%
France	9.4%
Switzerland	6.4%
Spain	5.8%
Netherlands	5.5%
Australia	4.8%
Canda	4.7%

International Value Fund

Ten Largest Industry Holdings March 31, 2008

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	22.5%
Financial Services	12.9%
Insurance	9.6%
Telecommunications	8.5%
Auto & Related	4.5%
Building & Construction	3.9%
Oil & Gas	3.8%
Electronics	3.1%
Utilities	2.9%
Automobiles	2.7%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio	14,271,865	$254,039,199

TOTAL MUTUAL FUNDS (Identified Cost $181,245,916)		254,039,199

Total Investments — 100.1% (Identified Cost $181,245,916)#		254,039,199

Liabilities, Less Cash and Other Assets — (0.1%)		(276,145)
Net Assets — 100.0%		$253,763,054

#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $181,245,916. Net unrealized appreciation aggregated $72,793,283 which related solely to appreciated investment securities.

SA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 94.0%
Brazil — 5.4%
Aracruz Celulose SA, ADR	3,900	$266,214
Braskem SA, ADR	10,100	171,296
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	2,500	102,350
Gerdau SA, ADR	30,300	926,271
Perdigao SA, ADR	5,200	236,756
Sadia SA, ADR	14,333	254,984
Ultrapar Participacoes SA, ADR	1,800	62,046
Votorantim Celulose e Papel SA, ADR	8,900	253,739
		2,273,656
Chile — 5.0%
Banco de Credito e Inversiones	2,492	90,759
Cementos Bio-Bio SA	17,765	41,228
Compania de Telecomunicaciones de Chile SA, ADR	18,700	158,950
Compania SudAmericana de Vapores SA, ADR*	32,487	61,585
Corpbanca SA, ADR	1,900	66,120
Cristalerias de Chile	4,091	49,116
Distribucion y Servicio D&S SA, ADR	2,100	51,744
Empresas CMPC SA	8,465	350,115
Empresas Copec SA	28,567	534,968
Enersis SA, ADR	29,100	514,488
Industrias Forestales SA	163,876	48,199
Madeco SA, ADR	4,000	45,440
Masisa SA	353,117	82,762
		2,095,474
China — 10.2%
Bank of China Ltd., H Shares	1,308,000	559,682
Beijing Capital International Airport Co., Ltd., H Shares	78,000	70,660
Beijing Enterprises Holdings Ltd.	26,000	100,394
Chaoda Modern Agriculture Holdings Ltd.	140,725	159,669
China Everbright Holdings Co., Ltd.*	44,000	85,938
China Foods Ltd.*	66,000	37,315
China Petroleum & Chemical Corp., ADR	1,100	94,578
China Resources Enterprise Ltd.	80,000	256,992
China Shipping Container Lines Co., Ltd., H Shares	130,200	49,187
China Travel International Investment Hong Kong Ltd.	162,000	65,363
China Unicom Ltd.	18,000	382,860
China Unicom Ltd., ADR	42,000	88,400
Citic Pacific Ltd.	91,000	380,027
CNPC Hong Kong Ltd.	120,000	55,048
Cosco Pacific Ltd.	76,000	149,415
Dalian Port (PDA) Co., Ltd., H Shares	68,000	37,572
Denway Motors Ltd.	390,000	165,374
Dongfeng Motor Group Co., Ltd., H Shares	202,000	90,587
Guangshen Railway Co., Ltd., Class A	2,000	52,600
Harbin Power Equipment Co., Ltd., H Shares	22,000	39,011
HKC Holdings Ltd.	231,000	44,227
Hopson Development Holdings Ltd.	36,000	55,510
Hunan Non-Ferrous Metal Corp., Ltd., H Shares	96,000	37,130
Maanshan Iron & Steel Co., Ltd., H Shares	128,000	66,777
Minmetals Resources Ltd.	60,000	22,358
Neo-China Land Group holdings Ltd.(a)	42,500	27,797
PetroChina Co., Ltd., ADR	2,300	288,213
Semiconductor Manufacturing International Corp.*	534,000	37,053
Semiconductor Manufacturing International Corp., ADR*	7,700	27,027
Shanghai Electric Group Co., Ltd., H Shares	192,000	115,708
Shanghai Industrial Holdings Ltd.	35,000	132,222
Shenzhen International Holdings Ltd.	297,500	32,111
Shenzhen Investment Ltd.	122,000	51,576
Shimao Property Holdings Ltd.	100,500	180,019
Sinopec Shanghai Petrochemical Co., Ltd., ADR	1,300	45,487
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares*	98,000	20,400
Sinotrans Ltd., H Shares	106,000	30,646
TPV Technology Ltd.	84,000	49,651
Travelsky Technology Ltd., H Shares	42,000	31,248
Weiqiao Textile Co., Ltd., H Shares	27,000	34,694
ZTE Corp., H Shares	10,200	48,101
		4,298,627
Czech Republic — 1.1%
Telefonica O2 Czech Republic AS	11,037	354,069
Unipetrol AS*	7,412	120,511
		474,580
Hungary — 2.1%
Egis Gyogyszergyar Nyrt.	2,283	247,969
Fotex Nyrt.*	10,261	43,706
MOL Hungarian Oil and Gas Nyrt.	2,700	353,064
Pannonplast Nyrt.*	6,825	62,294
RABA Automotive Holding Nyrt.*	4,692	48,536
Richter Gedeon Nyrt.	528	109,236
		864,805
India — 7.9%
Aditya Birla Nuvo Ltd.*	1,400	48,854
Ashok Leyland Ltd.*	33,000	28,953
Bajaj Auto Ltd.(a)*	1,407	23,594
Bajaj Finserv Ltd.*	1,407	23,594
Bajaj Holdings and Investments Ltd.(a)*	1,407	24,233
Bharat Forge Ltd.	6,809	45,823
Bhushan Steel Ltd.	1,498	24,456
Biocon Ltd.	3,543	37,545
Cadila Healthcare Ltd.	6,343	40,316
Dr. Reddy’s Laboratories Ltd., ADR	10,400	150,592
Federal Bank Ltd.	3,700	19,828
HCL Technologies Ltd.	7,597	48,097
ICICI Bank Ltd., ADR	24,400	931,836
India Cements Ltd.	9,576	44,097
Indian Hotels Co., Ltd.	14,476	40,267
Industrial Development Bank of India Ltd.	16,131	35,784
IVRCL Infrastructures & Projects Ltd.	2,900	28,772
Jet Airways India Ltd.	2,652	36,977
JSW Steel Ltd.*	2,018	41,296
Mahindra & Mahindra Ltd.	4,800	81,715
Maruti Suzuki India Ltd.	5,060	103,161
Petronet LNG Ltd.	25,514	44,516
Reliance Industries Ltd., GDR, 144A*	7,815	898,725
Syndicate Bank	19,381	36,158
Tata Chemicals Ltd.	6,115	43,043
Tata Communications Ltd., ADR*	3,800	94,316
Tata Motors Ltd., ADR	1,500	23,430
Tata Steel Ltd.	11,302	194,109
The Great Eastern Shipping Co., Ltd.	5,045	47,432
Wockhardt Ltd.	5,285	35,080
Zee Entertainment Enterprises Ltd.	7,490	45,328
		3,321,927
Indonesia — 2.8%
PT Astra International Tbk	216,000	569,039

	SHARES	VALUE
COMMON STOCKS (Continued)
Indonesia (Continued)
PT Bank Danamon Indonesia Tbk	149,000	$111,689
PT Bank Niaga Tbk	535,500	43,631
PT Bank Pan Indonesia Tbk*	852,000	59,237
PT Global Mediacom Tbk	290,000	23,313
PT Gudang Garam Tbk	102,500	85,185
PT Indofood Sukses Makmur Tbk	673,000	169,987
PT Medco Energi Internasional Tbk	254,000	91,749
		1,153,830
Israel — 2.6%
Bank Hapoalim B.M.	86,637	333,620
Bank Leumi Le-Israel	78,549	335,836
Clal Insurance Enterprise Holdings Ltd.	1,809	34,846
Discount Investment Corp.	2,953	75,829
Elron Electronic Industries Ltd.*	3,431	28,872
IDB Development Corp., Ltd.	1,389	42,829
Koor Industries Ltd.	1,601	88,034
Mizrahi Tefahot Bank Ltd.	13,216	103,206
Retalix Ltd.*	2,522	34,991
		1,078,063
Korea — 11.7%
Cheil Industries, Inc.	1,340	65,150
CJ Corp.*	452	31,766
Daegu Bank	2,880	38,677
Daelim Industrial Co., Ltd.	239	30,528
Daewoo Motor Sales Corp.	1,240	35,622
Daishin Securities Co.*	1,020	23,328
Dongkuk Steel Mill Co., Ltd.	1,440	56,344
GS Holdings Corp.	1,000	38,926
Hana Financial Group, Inc.	4,000	163,579
Hanjin Shipping Co., Ltd.	1,860	73,059
Hankook Tire Co., Ltd.	4,150	65,790
Hanwha Chemical Corp.	1,590	26,892
Honam Petrochemical Corp.	640	52,151
Hynix Semiconductor, Inc.*	5,611	157,789
Hyosung Corp.	1,070	72,280
Hyundai Department Store Co., Ltd.	765	73,769
Hyundai Mobis	671	52,306
Hyundai Motor Co.	5,741	457,379
Hyundai Securities Co., Ltd.*	2,047	31,934
Hyundai Steel Co.	1,280	89,568
KCC Corp.	90	41,622
Kia Motors Corp.*	7,260	83,570
Kookmin Bank, ADR	9,000	504,450
Korea Exchange Bank	7,790	103,830
Korean Air Lines Co., Ltd.	1,264	68,155
KT Freetel Co., Ltd.*	3,000	87,696
LG Chem Ltd.	930	69,491
LG Corp.	600	45,257
LG Dacom Corp.	2,090	39,464
LG Electronics, Inc.	1,144	146,704
Lotte Chilsung Beverage Co., Ltd.	40	37,562
Lotte Confectionery Co., Ltd.	20	25,647
LS Cable Ltd.	680	61,453
Nong Shim Co., Ltd.	200	36,452
Pusan Bank	3,420	42,821
Samsung Corp.	3,630	254,377
Samsung Electronics Co., Ltd.	500	314,535
Samsung Electronics Co., Ltd., GDR, 144A	1,000	312,250
Samsung SDI Co., Ltd.*	1,260	99,110
Shinhan Financial Group Co., Ltd., ADR*	4,603	485,939
SK Corp.	1,206	172,921
SK Energy Co., Ltd.	724	74,568
Ssangyong Cement Industrial Co., Ltd.*	3,330	43,039
Taihan Electric Wire Co., Ltd.	990	53,381
Woori Investment & Securities Co., Ltd.*	3,490	74,004
		4,915,135
Malaysia — 4.0%
Affin Holdings Berhad	37,000	23,020
AMMB Holdings Berhad	157,612	169,512
Bandar Raya Developments Berhad	56,300	35,556
Batu Kawan Berhad	18,800	59,365
Berjaya Land Berhad	53,800	95,876
Boustead Holdings Berhad	29,600	46,087
DRB-Hicom Berhad	44,100	17,510
EON Capital Berhad	12,900	18,472
HAP Seng Consolidated Berhad	52,400	39,810
Hong Leong Financial Group Berhad	26,900	37,341
IGB Corp. Berhad	98,300	48,251
IJM Corp. Berhad	59,400	113,284
KLCC Property Holdings Berhad	72,000	65,731
Kulim (Malaysia) Berhad	24,500	60,896
MISC Berhad	67,700	194,729
Mulpha International Berhad*	89,600	25,492
Oriental Holdings Berhad	30,300	53,997
OSK Holdings Berhad	65,200	37,508
Pos Malaysia & Services Holdings Berhad	38,700	22,747
PPB Group Berhad	54,800	174,757
Proton Holdings Berhad*	27,000	32,584
Sarawak Energy Bhd Berhad	74,900	49,410
Shell Refining Co. Berhad	8,600	29,308
TA Enterprise Berhad	92,600	33,873
Ubg Berhad*	27,000	19,669
YTL Corp. Berhad	82,100	189,945
		1,694,730
Mexico — 10.4%
Alfa, SAB	31,400	210,308
Cemex SAB de CV, ADR*	56,653	1,479,776
Coca-Cola Femsa, SAB de CV, ADR	3,000	168,990
Controladora Comercial Mexicana SA de CV	28,500	80,429
Empresas ICA SAB de CV, ADR*	8,400	198,660
Fomento Economico Mexicano, SAB de CV	20,700	864,846
Gruma SAB, ADR	6,700	64,253
Grupo Aeroportuario del Pacifico SA de CV, ADR	5,600	252,000
Grupo Aeroportuario del Sureste SAB de CV	1,900	108,281
Grupo Carso SAB de CV, Series A1	15,300	64,766
Grupo Cementos de Chihuahua, SA de CV	17,800	97,117
Grupo Financiero Inbursa, SA de CV	181,900	547,557
Industrias CH, SA, Series B*	22,900	91,014
Organizacion Soriana SAB de CV	53,700	157,607
		4,385,604
Philippines — 0.5%
Filinvest Land, Inc.*	2,864,000	71,309
First Philippine Holdings Corp.	45,700	44,857
Metropolitan Bank & Trust Co.	56,000	53,627
Petron Corp.	390,000	53,220
		223,013
Poland — 3.0%
Agora SA	3,752	71,435
Asseco Poland SA	3,365	109,699
Bank Pekao SA	2,547	225,650
Bank Przemyslowo-Handlowy BPH	772	31,199
Echo Investment SA*	13,010	38,849
Grupa Lotos SA	4,590	72,137
Kredyt Bank SA	9,268	91,556

	SHARES	VALUE
COMMON STOCKS (Continued)
Poland (Continued)
Orbis SA	4,225	$110,226
Polski Koncern Naftowy Orlen SA*	28,637	508,573
		1,259,324
South Africa — 9.5%
AECI Ltd.	6,832	53,699
African Bank Investments Ltd.	5,559	18,194
African Rainbow Minerals Ltd.	7,459	206,122
Aveng Ltd.	22,756	162,094
AVI Ltd.	16,387	31,798
Barloworld Ltd.	5,090	67,394
Caxton & CTP Publishers & Printers Ltd.	18,814	33,504
DataTec Ltd.*	6,000	20,190
Freeworld Coatings Ltd.*	9,215	9,959
Gold Fields Ltd.	44,100	609,903
Harmony Gold Mining Co., Ltd., ADR*	30,300	358,752
Imperial Holdings Ltd.*	8,177	79,586
JD Group Ltd.	4,910	22,016
Liberty Group Ltd.*	8,197	73,901
Metropolitan Holdings Ltd.	33,235	54,694
Mittal Steel South Africa Ltd.	13,819	334,337
Mondi Ltd.	6,036	50,779
Nampak Ltd.*	46,702	94,064
Nedbank Group Ltd.	13,484	193,421
Sanlam Ltd.	210,284	493,267
Sappi Ltd., ADR	8,200	94,218
Sasol, ADR	13,600	658,104
Standard Bank Group Ltd.	7,315	79,236
Steinhoff International Holdings Ltd.*	47,166	104,846
Telkom South Africa Ltd., ADR	1,000	65,430
		3,969,508
Taiwan — 12.2%
Cathay Real Estate Development Co., Ltd.	100,000	88,876
Chang Hwa Commercial Bank	106,000	80,077
Chi Mei Optoelectronics Corp.	100,880	132,826
China Airlines	118,432	68,807
China Development Financial Holding Corp.	520,270	239,760
China Manmade Fibers Corp.*	89,000	35,009
China Motor Corp.	39,195	37,931
China Petrochemical Development Corp.*	72,000	38,631
Chinatrust Financial Holding Co., Ltd.*	260,000	251,189
Chunghwa Picture Tubes Ltd.*	318,000	97,244
CMC Magnetics Corp.*	165,000	54,313
E.Sun Financial Holding Co., Ltd.*	221,000	134,945
Elitegroup Computer System Co., Ltd.*	39,000	19,385
EVA Airways Corp.*	177,000	106,039
Evergreen International Storage & Transport Corp.	67,000	67,266
Evergreen Marine Corp.	38,000	37,525
Far Eastern International Bank*	77,000	30,415
First Financial Holding Co., Ltd.	114,240	119,770
Formosa Taffeta Co., Ltd.	67,000	75,867
Fubon Financial Holding Co., Ltd.	201,000	228,262
Gigabyte Technology Co., Ltd.	27,000	21,330
Goldsun Development & Construction Co., Ltd.	45,320	32,969
Hua Nan Financial Holdings Co., Ltd.	117,000	107,836
Inventec Co., Ltd.	118,000	72,246
King Yuan Electronics Co., Ltd.	40,000	20,672
Macronix International Co., Ltd.	61,054	27,734
Mega Financial Holding Co., Ltd.	580,000	455,340
Micro-Star International Co., Ltd.	69,945	59,977
Nanya Technology Corp.	134,000	79,837
Ritek Corp.*	130,000	33,806
Silicon Integrated Systems Corp.	52,000	16,432
SinoPac Financial Holdings Co., Ltd.	443,000	209,984
Ta Chong Bank Co., Ltd.*	171,000	59,102
Taichung Commercial Bank*	108,000	55,992
Tainan Spinning Co., Ltd.	56,000	32,258
Taishin Financial Holdings Co., Ltd.*	202,000	101,068
Taiwan Business Bank*	120,000	46,610
Taiwan Cooperative Bank	198,700	195,891
Taiwan Glass Industrial Corp.	64,664	79,182
Tatung Co., Ltd.*	185,000	119,357
Teco Electric & Machinery Co., Ltd.	49,000	30,162
Ton Yi Industrial Corp.	59,000	30,491
United Microelectronics Corp.	734,295	451,993
Walsin Lihwa Corp.	149,000	73,569
Walsin Technology Corp.	50,000	36,702
Waterland Financial Holdings	155,000	61,225
Winbond Electronics Corp.	311,000	91,930
Yageo Corp.	227,000	83,314
Yang Ming Marine Transport	62,287	49,105
Yieh Phui Enterprise	112,000	54,010
Yuen Foong Yu Paper Manufacturing Co., Ltd.	142,410	63,987
Yulon Motor Co., Ltd.	212,111	308,606
		5,106,854
Thailand — 3.9%
Bangkok Bank, PCL	109,000	467,365
Bangkok Expressway, PCL	63,900	41,200
Bank of Ayudhya, PCL*	124,600	91,417
Charoen Pokphand Foods, PCL	681,600	98,717
Delta Electronics Thailand, PCL	70,600	47,313
Kasikornbank, PCL	55,000	160,712
Kiatnakin Bank, PCL	53,300	48,670
Krung Thai Bank, PCL	358,700	115,067
Precious Shipping, PCL	58,400	45,073
PTT Chemical, PCL	48,400	161,410
Regional Container Lines, PCL	53,300	41,306
Siam Commercial Bank, PCL	40,000	114,975
Thai Plastic & Chemical, PCL	75,800	51,761
Thai Union Frozen Products, PCL	68,600	43,794
Thanachart Capital, PCL	112,400	55,334
TMB Bank, PCL*	1,192,291	49,608
TPI Polene, PCL	113,900	23,876
		1,657,598
Turkey — 1.7%
Aksigorta AS*	14,835	54,205
Aygaz AS	8,547	28,916
Dogan Sirketler Grubu Holding AS*	51,522	51,906
Eregli Demir ve Celik Fabrikalari TAS	23,839	167,577
Koc Holding AS*	16,295	45,574
Trakya Cam Sanayii AS	13,325	16,830
Turk Sise ve Cam Fabrikalari AS	41,186	51,092
Turkiye Is Bankasi	75,756	281,358
		697,458
TOTAL COMMON STOCKS (Identified Cost $40,064,369)		39,470,186

PREFERRED STOCK — 4.9%
Brazil — 4.9%
Acesita SA	2,100	113,559
Klabin SA	30,000	99,674
Metalurgica Gerdau SA	12,600	527,616
Suzano Papel e Celulose SA	13,200	200,302
Telemar Norte Leste SA, Class A	5,200	271,066

	SHARES	VALUE
PREFERRED STOCK (Continued)
Brazil (Continued)
Usinas Siderurgicas de Minas Gerais SA, Class A	15,350	$865,235
		2,077,452
TOTAL PREFERRED STOCK (Identified Cost $1,420,474)		2,077,452

RIGHTS & WARRANTS — 0.0%
India — 0.0%
India Hotels Co., Ltd. (expiration 2/21/08)(a)*	1,447	36
India Hotels Co., Ltd. (expiration 4/15/08)(a)*	2,895	3,323
		3,359
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		3,359

SHORT-TERM INVESTMENTS — 0.7%
Other — 0.7%
SSgA Government Money Market Fund	2	2
SSgA Money Market Fund	272,847	272,847
		272,849
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $272,849)		272,849

Total Investments — 99.6% (Identified Cost $41,757,692)#		41,823,846

Cash and Other Assets, Less liabilities — 0.4%		164,562
Net Assets — 100.0%		$41,988,408

*	Non-income producing security.
(a)	Securities were fair valued by management. Total market value for such investments amounted to $78,983, which represents 0.19% of net assets.
#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $41,757,692.  Net unrealized appreciation aggregated $66,154 of which $4,483,367 related to appreciated investment securities and $4,417,213 related to depreciated investment securities.

Key to abbreviations:
ADR —	American Depositary Receipt
GDR —	Global Depository Receipt
144A —	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SA Emerging Markets B8Y2-COUNTRY BREAKDOWN

Country Weightings (% of portfolio market value)

Other	14.2%
Taiwan	12.2%
Korea	11.8%
Mexico	10.5%
Brazil	10.4%
China	10.3%
South Africa	9.5%
India	8.0%
Chile	5.0%
Malaysia	4.1%
Thailand	4.0%

Emerging Markets Fund

Ten Largest Industry Holdings March 31, 2008

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	14.9%
Diversified Operations	10.8%
Oil & Gas	8.5%
Financial Services	8.3%
Steel	8.1%
Auto & Related	5.4%
Electronics	5.0%
Construction Materials	4.1%
Paper & Related Products	3.9%
Telecommunications	3.8%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 98.9%
Real Estate Investment Trusts — 98.9%
Acadia Realty Trust	4,300	$103,845
Agree Realty Corp.	1,000	27,450
Alexander’s, Inc.*	600	212,700
Alexandria Real Estate Equities, Inc.	4,300	398,696
AMB Property Corp.	13,491	734,180
American Campus Communities, Inc.	3,900	106,704
American Financial Realty Trust	15,100	119,894
American Land Lease, Inc.	700	14,406
Apartment Investment & Management Co.	12,467	446,443
Ashford Hospitality Trust	16,600	94,288
Associated Estates Realty Corp.	1,400	16,016
AvalonBay Communities, Inc.	10,616	1,024,656
BioMed Realty Trust, Inc.	8,200	195,898
Boston Properties, Inc.	15,311	1,409,684
Brandywine Realty Trust	10,500	178,080
BRE Properties, Inc.	6,850	312,086
Camden Property Trust	7,600	381,520
CBL & Associates Properties, Inc.	8,800	207,064
Cedar Shopping Centers, Inc.	5,900	68,912
Colonial Properties Trust	5,925	142,496
Corporate Office Properties Trust	6,200	208,382
Cousins Properties, Inc.	7,100	175,441
DCT Industrial Trust, Inc.	22,791	226,998
Developers Diversified Realty Corp.	16,400	686,832
DiamondRock Hospitality Co.	12,624	159,946
Digital Realty Trust, Inc.	8,810	312,755
Douglas Emmett, Inc.	15,000	330,900
Duke Realty Corp.	19,011	433,641
EastGroup Properties, Inc.	3,200	148,672
Education Realty Trust, Inc.	3,700	46,509
Entertainment Properties Trust	3,700	182,521
Equity Lifestyle Properties, Inc.	3,300	162,921
Equity One, Inc.	9,900	237,303
Equity Residential	36,500	1,514,385
Essex Property Trust, Inc.	3,600	410,328
Extra Space Storage, Inc.	8,700	140,853
Federal Realty Investment Trust	7,951	619,781
FelCor Lodging Trust, Inc.	8,200	98,646
Feldman Mall Properties, Inc.	500	1,295
First Industrial Realty Trust, Inc.	6,200	191,518
First Potomac Realty Trust	3,100	47,647
General Growth Properties, Inc.	33,206	1,267,473
Glimcher Realty Trust	5,000	59,800
GMH Communities Trust	4,900	42,532
HCP, Inc.	7,100	240,051
Health Care REIT, Inc.	7,500	338,475
Healthcare Realty Trust, Inc.	4,300	112,445
Hersha Hospitality Trust	4,700	42,441
Highwoods Properties, Inc.	4,700	146,029
Home Properties, Inc.	4,600	220,754
Hospitality Properties Trust	12,500	425,250
Host Hotels & Resorts, Inc.	71,272	1,134,650
HRPT Properties Trust	30,100	202,573
Inland Real Estate Corp.	8,600	130,806
Kilroy Realty Corp.	4,700	230,817
Kimco Realty Corp.	36,231	1,419,168
Kite Realty Group Trust	3,200	44,800
LaSalle Hotel Properties	5,400	155,142
Lexington Realty Trust	8,500	122,485
Liberty Property Trust	12,285	382,186
Mack-Cali Realty Corp.	9,000	321,390
Maguire Properties, Inc.	6,700	95,877
Medical Properties Trust Inc.	3,100	35,092
Mid-America Apartment Communities, Inc.	3,400	169,456
Mission West Properties, Inc.	2,200	20,790
Monmouth Real Estate Investment Corp., Class A	2,147	17,176
National Retail Properties, Inc.	9,200	202,860
Nationwide Health Properties, Inc.	6,600	222,750
Omega Healthcare Investors, Inc.	5,700	98,952
One Liberty Properties, Inc.	1,000	16,090
Parkway Properties, Inc.	2,000	73,920
Pennsylvania Real Estate Investment Trust	5,200	126,828
Post Properties, Inc.	6,000	231,720
ProLogis	32,302	1,901,296
PS Business Parks, Inc.	2,600	134,940
Public Storage	22,053	1,954,337
Ramco-Gershenson Properties Trust	2,400	50,664
Realty Income Corp.	13,300	340,746
Regency Centers Corp.	9,200	595,792
Saul Centers, Inc.	2,600	130,624
Senior Housing Properties Trust	9,900	234,630
Simon Property Group, Inc.	29,571	2,747,442
SL Green Realty Corp.	8,200	668,054
Sovran Self Storage, Inc.	2,900	123,859
Strategic Hotels & Resorts, Inc.	9,600	126,048
Sun Communities, Inc.	2,400	49,200
Sunstone Hotel Investors, Inc.	7,900	126,479
Supertel Hospitality, Inc.	2,197	11,644
Tanger Factory Outlet Centers, Inc.	4,300	165,421
Taubman Centers, Inc.	7,123	371,108
The Macerich Co.	9,828	690,614
U-Store-It Trust	6,900	78,177
UDR, Inc.	16,100	394,772
UMH Properties, Inc.	700	6,986
Urstadt Biddle Properties	900	14,607
Urstadt Biddle Properties, Class A	2,100	33,033
Ventas, Inc.	11,200	502,992
Vornado Realty Trust	19,337	1,667,043
Washington Real Estate Investment Trust	6,400	213,888
Weingarten Realty Investors	11,400	392,616
Winthrop Realty Trust	7,900	32,548
		34,642,630
TOTAL COMMON STOCKS (Identified Cost $40,609,779)		34,642,630

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	281	281
SSgA Money Market Fund	193,115	193,115
		193,396
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $193,396)		193,396

Total Investments — 99.4% (Identified Cost $40,803,175)#		34,836,026

Cash and Other Assets, Less liabilities — 0.6%		205,179
Net Assets — 100.0%		$35,041,205

#

At March 31, 2008 the aggregate cost of investment securities for income tax purposes was $40,803,175. Net unrealized depreciation aggregated $5,967,149 of which $260,411 related to appreciated investment securities and $6,227,560 related to depreciated investment securities.

*	Non-income producing security.

Portfolio Sectors (% of portfolio market value)

Apartments	15.3%
Diversified	9.8%
Other	0.6%
Health Care	5.1%
Industrials	17.2%
Lodging	7.3%
Office Property	13.1%
Regional Malls & Shopping Centers	29.3%
Single Tenant	2.3%

Total	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security
#	Total or Partial Securities on Loan
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of March 31, 2008.
(v)	The variable rate shown is effective as of March 31, 2008.
–	Amounts designated as – are either zero or rounded to zero.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

March 31, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.9%)

Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,918,454,432
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,168,401,446
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	978,853,444
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	829,964,112
Investment in the Canadian Small Company Series of the DFA Investment Trust Company	315,834,340
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,407,966,335)	5,211,507,774

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.19%, 04/01/08
(Collateralized by $5,485,000 FNMA 4.50%, 10/01/35, valued
at $3,794,041) to be repurchased at $3,772,474 (Cost $3,771,000)	$3,771	3,771,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,411,737,335)##		$5,215,278,774

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$5,211,507,774
Level 2 – Other Significant Observable Inputs	3,771,000
Level 3 – Significant Unobservable Inputs	—
Total	$5,215,278,774

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At March 31, 2008, the Fund consists of fifty-three operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors LP.  The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost Note

At March 31, 2008, the total cost of securities for federal income tax purposes was $4,412,256,391.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of March 31, 2008 is included with each Funds’ Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (71.6%)
Consumer Discretionary — (16.1%)
* #	ABILIT Corp.	110,900	$241,116
#	Aeon Fantasy Co., Ltd.	62,032	551,930
#	Ahresty Corp.	77,200	1,041,584
#	Ai Holdings Corp.	187,600	1,037,604
	Aichi Machine Industry Co., Ltd.	292,000	542,882
	Aigan Co., Ltd.	63,200	468,807
	Aisan Industry Co., Ltd.	191,300	1,981,570
#	Akebono Brake Industry Co., Ltd.	386,000	2,781,931
#	Akindo Sushiro Co., Ltd.	18,400	377,079
#	Alpha Corp.	31,700	325,818
#	Alpine Electronics, Inc.	231,700	2,576,109
#	Amiyaki Tei Co., Ltd.	245	479,764
#	Amuse, Inc.	25,000	541,241
#	Anrakutei Co., Ltd.	50,000	316,321
#	AOI Advertising Promotion, Inc.	39,000	240,749
#	AOKI Holdings, Inc.	166,900	2,804,840
	Araya Industrial Co., Ltd.	209,000	487,886
#	Arealink Co., Ltd.	3,000	183,077
* #	Asahi Tec Corp.	854,000	761,376
	Ashimori Industry Co., Ltd.	182,000	306,010
	Asti Corp.	50,000	131,519
* #	Atom Corp.	133,200	547,416
#	Atsugi Co., Ltd.	719,000	851,020
	Aucnet, Inc.	31,600	356,256
	Autobacs Seven Co., Ltd.	40,000	1,101,915
#	Avex Group Holdings, Inc.	155,500	1,680,894
* #	Banners Co., Ltd.	86,000	19,012
#	Belluna Co., Ltd.	194,060	1,632,378
#	Best Denki Co., Ltd.	280,500	2,263,999
#	Bookoff Corp.	65,000	380,821
	Calsonic Kansei Corp.	458,000	1,670,100
	Catena Corp.	92,000	185,754
#	Chiyoda Co., Ltd.	145,000	2,406,808
#	Chofu Seisakusho Co., Ltd.	127,700	2,569,047
*	Chori Co., Ltd.	675,000	670,504
	Chuo Corp.	81,000	252,528
	Chuo Spring Co., Ltd.	210,000	762,584
#	Circle K Sunkus Co., Ltd.	64,100	1,096,423
#	Clarion Co., Ltd.	933,000	2,366,981
#	Cleanup Corp.	160,000	791,270

#	Colowide Co., Ltd.	205,450	$1,083,369
* #	Columbia Music Entertainment, Inc.	477,000	289,276
	Corona Corp.	101,200	1,107,141
	Cross Plus, Inc.	22,000	224,548
#	Culture Convenience Club Co., Ltd.	463,900	2,247,581
#	Cybozu, Inc.	1,538	393,174
#	D&M Holdings, Inc.	314,000	1,071,201
	Daido Kogyo Co., Ltd.	145,000	296,833
#	Daido Metal Co., Ltd.	147,000	843,557
#	Daidoh, Ltd.	129,000	1,529,673
	Daifuku Co., Ltd.	93,000	1,200,128
#	Daikoku Denki Co., Ltd.	50,700	447,730
#	Daikyo, Inc.	622,236	1,322,445
	Daimaruenawin Co., Ltd	400	2,415
	Dainichi Co., Ltd.	59,200	286,285
	Daisyo Corp.	74,200	808,038
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	68,683
#	Daiwa Seiko, Inc.	444,000	776,392
#	Daiwabo Co., Ltd.	478,000	1,078,039
	DCM Japan Holdings Co., Ltd.	188,500	948,629
#	Descente, Ltd.	270,000	1,577,738
* #	DIA Kensetsu Co., Ltd.	484,600	131,844
#	Don Quijote Co., Ltd.	57,900	1,061,819
#	Doshisha Co., Ltd.	66,600	1,093,934
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	3,568,248
	Dynic Corp.	127,000	252,519
#	Eagle Industry Co., Ltd.	170,000	1,159,803
* #	Econach Co., Ltd.	177,000	130,290
#	Edion Corp.	89,000	825,954
	Eikoh, Inc.	41,800	162,559
	Exedy Corp.	123,700	3,556,291
#	Ezaki Glico Co., Ltd.	89,000	1,100,104
#	F&A Aqua Holdings, Inc.	62,238	409,086
	Fine Sinter Co., Ltd.	49,000	180,080
#	Foster Electric Co., Ltd.	84,100	1,724,223
#	France Bed Holdings Co., Ltd.	826,000	1,115,863
#	Fuji Co., Ltd.	120,400	2,038,997
#	Fuji Corp., Ltd.	117,000	369,573
#	Fuji Kiko Co., Ltd.	151,000	252,512
#	Fuji Kyuko Co., Ltd.	378,000	1,522,086
	Fuji Oozx, Inc.	6,000	21,847
#	Fujibo Holdings, Inc.	332,000	529,467
*	Fujii & Co., Ltd.	44,000	441
	Fujikura Rubber, Ltd.	74,000	308,490
#	Fujita Kanko, Inc.	412,100	2,939,147
	Fujitsu Business Systems, Ltd.	90,900	1,056,413
* #	Fujitsu General, Ltd.	348,000	1,137,260
	Funai Electric Co., Ltd.	39,900	1,390,630
* #	Furukawa Battery Co., Ltd.	73,000	304,026
	G-7 Holdings, Inc.	29,200	151,374
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	1,080,502

#	Genki Sushi Co., Ltd.	19,200	$243,054
#	GEO Co., Ltd.	762	631,650
*	Goldwin, Inc.	175,000	360,582
#	Gourmet Kineya Co., Ltd.	68,000	519,233
* #	GSI Creos Corp.	194,000	214,956
#	Gulliver International Co., Ltd.	36,120	1,297,227
#	Gunze, Ltd.	445,000	1,883,956
#	Happinet Corp.	37,000	570,834
#	Haruyama Trading Co., Ltd.	49,900	318,983
	Heiwa Corp.	48,100	459,547
	Himaraya Co., Ltd.	38,300	144,459
	HIS Co., Ltd.	118,200	1,720,412
	Horipro, Inc.	48,200	557,785
	I Metal Technology Co., Ltd.	153,000	263,704
	Ichikawa Co., Ltd.	63,000	221,504
#	Ichikoh Industries, Ltd.	296,000	737,566
* #	Image Holdings Co., Ltd.	41,000	161,025
#	Imasen Electric Industrial Co., Ltd.	55,800	624,629
	Imperial Hotel, Ltd.	4,300	172,827
*	Impress Holdings, Inc.	1,124	126,793
#	Inaba Seisakusho Co., Ltd.	62,400	668,120
	Ishizuka Glass Co., Ltd.	109,000	210,310
*	Izuhakone Railway Co., Ltd.	300	16,252
* #	Izutsuya Co., Ltd.	350,000	312,729
	J Front Retailing Co., Ltd.	516,677	3,333,494
#	Janome Sewing Machine Co., Ltd.	707,000	686,878
#	Japan Vilene Co., Ltd.	229,000	1,039,827
#	Jeans Mate Corp.	38,208	259,107
#	Jidosha Buhin Kogyo Co., Ltd.	82,000	370,648
#	Joban Kosan Co., Ltd.	226,000	373,121
#	Joint Corp.	98,400	640,872
#	Joshin Denki Co., Ltd.	201,000	2,080,958
	Juki Corp.	455,000	1,692,177
	Juntendo Co., Ltd.	35,000	54,235
	Jyomo Co., Ltd.	186,000	232,665
	Kabuki-Za Co., Ltd.	39,000	1,837,165
#	Kadokawa Holdings, Inc.	94,400	2,284,515
	Kanto Auto Works, Ltd.	243,500	3,410,257
	Kasai Kogyo Co., Ltd.	119,000	347,222
	Kato Sangyo Co., Ltd.	130,700	1,405,217
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	401,249
* #	Kawashima Selkon Textiles Co., Ltd.	289,000	244,915
#	Kayaba Industry Co., Ltd.	745,000	2,903,850
	Keihin Corp.	36,200	522,822
#	Keiyo Co., Ltd.	200,400	1,437,146
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,383,982
#	Kenwood Corp.	1,294,000	1,440,990
* #	Kinki Nippon Tourist Co., Ltd.	304,000	622,820
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	336,750
#	Kisoji Co., Ltd.	89,300	1,931,160
	Koekisha Co., Ltd.	13,600	265,702

#	Kohnan Shoji Co., Ltd.	94,100	$1,199,442
#	Kojima Co., Ltd.	130,100	677,274
	Komatsu Seiren Co., Ltd.	148,000	605,045
#	Komeri Co., Ltd.	43,700	1,057,606
	Konaka Co., Ltd.	107,760	539,651
* #	Kosugi Sangyo Co., Ltd.	416,000	105,788
	Ku Holdings Co., Ltd.	68,200	321,114
#	Kura Corp.	79	196,237
	Kurabo Industries, Ltd.	879,000	1,986,739
	Kuraudia Co., Ltd.	4,800	46,732
	Kuroganeya Co., Ltd.	14,000	54,975
#	K’s Holdings Corp.	134,372	2,695,025
#	Kyoritsu Maintenance Co., Ltd.	50,960	915,269
#	Kyoto Kimono Yuzen Co., Ltd.	572	504,832
	Kyowa Leather Cloth Co., Ltd.	75,400	386,640
* #	Laox Co., Ltd.	206,000	125,707
#	Look, Inc.	102,000	173,468
#	Maezawa Kyuso Industries Co., Ltd.	51,700	988,845
* #	Magara Construction Co., Ltd.	135,000	79,465
* #	Mamiya-Op Co., Ltd.	285,000	238,963
#	Marche Corp.	23,000	178,835
#	Mars Engineering Corp.	77,900	1,311,437
#	Maruei Department Store Co., Ltd.	136,000	428,484
*	Maruishi Holdings Co., Ltd.	214,000	2,147
* #	Maruzen Co., Ltd. (6569583)	375,000	405,262
	Maruzen Co., Ltd. (6573498)	46,000	187,916
#	Matsuya Co., Ltd.	184,600	4,484,884
#	Matsuya Foods Co., Ltd.	66,600	877,161
	Meiwa Industry Co., Ltd.	38,000	99,385
#	Mikuni Corp.	114,000	336,679
* #	Misawa Homes Co., Inc.	128,100	674,268
#	Misawa Resort Co., Ltd.	194,000	734,639
#	MISUMI Group, Inc.	76,300	1,361,819
	Mitsuba Corp.	155,690	674,453
#	Mitsui Home Co., Ltd.	228,000	1,059,825
	Miyuki Keori Co., Ltd.	106,000	298,419
#	Mizuno Corp.	462,000	2,907,531
#	MOS Food Services, Inc.	113,000	1,666,569
#	MR Max Corp.	127,200	557,769
#	Mutow Co., Ltd.	79,400	438,534
* #	Naigai Co., Ltd.	236,000	160,023
#	Nexyz Corp.	3,700	173,523
#	Nice Holdings, Inc.	409,000	779,831
	Nichimo Corp.	667,000	297,192
	Nichirei Corp.	514,000	2,488,331
#	Nidec Copal Corp.	202,800	2,364,814
#	Nidec Tosok Corp.	62,600	508,637
#	Nihon Eslead Corp.	53,048	556,914
	Nihon Tokushu Toryo Co., Ltd.	56,000	309,079
#	Nihon Unisys, Ltd.	73,500	867,367
	Nikko Travel Co., Ltd.	12,200	47,359
	Nippon Felt Co., Ltd.	69,000	376,237

#	Nippon Piston Ring Co., Ltd.	262,000	$393,832
	Nippon Seiki Co., Ltd.	151,400	2,066,122
#	Nishimatsuya Chain Co., Ltd.	228,900	2,772,406
	Nissan Shatai Co., Ltd.	524,300	4,116,918
#	Nissen Holdings Co., Ltd.	213,100	1,407,115
	Nissin Kogyo Co., Ltd.	51,100	906,986
	Nittan Valve Co., Ltd.	85,000	455,058
	Nitto Kako Co., Ltd.	98,000	85,529
	Noritake Co., Ltd.	557,000	2,259,019
#	Noritsu Koki Co., Ltd.	121,100	1,777,001
#	Omikenshi Co., Ltd.	176,000	125,703
*	Orient Watch Co., Ltd.	12,000	4,936
	Pacific Industrial Co., Ltd.	187,000	660,479
#	PanaHome Corp.	533,200	3,419,698
#	Parco Co., Ltd.	278,300	3,977,283
#	Paris Miki, Inc.	191,900	2,829,303
	Piolax, Inc.	45,600	995,467
#	Press Kogyo Co., Ltd.	385,000	1,943,764
	Q.P. Corp.	109,900	1,140,839
* #	Renown, Inc.	162,800	643,285
	Resorttrust, Inc.	174,508	2,180,971
#	Rhythm Watch Co., Ltd.	454,000	499,762
#	Right On Co., Ltd.	103,225	1,230,051
#	Riken Corp.	368,000	1,723,575
#	Ringer Hut Co., Ltd.	76,800	1,084,957
	Roland Corp.	90,700	1,776,482
#	Round One Corp.	1,227	1,284,930
#	Royal Co., Ltd.	142,000	1,493,183
#	Sagami Chain Co., Ltd.	78,000	870,433
*	Sagami Co., Ltd.	80,000	92,228
	Sagami Rubber Industries Co., Ltd.	15,000	48,039
#	Saint Marc Holdings Co., Ltd.	38,300	1,317,297
#	Saizeriya Co., Ltd.	176,900	1,703,446
#	Sakai Ovex Co., Ltd.	205,000	248,364
	Sanden Corp.	499,000	2,045,162
#	Sanei-International Co., Ltd.	61,800	878,499
#	Sankyo Seiko Co., Ltd.	209,000	602,512
#	Sanoh Industrial Co., Ltd.	118,000	639,978
#	Sanrio Co., Ltd.	291,900	2,550,616
*	Sansui Electric Co., Ltd.	4,135,000	334,097
	Sanyo Housing Nagoya Co., Ltd.	363	376,349
#	Sanyo Shokai, Ltd.	474,000	3,049,675
#	Seiko Holdings Corp.	401,407	1,945,762
	Seiren Co., Ltd.	221,000	1,419,426
#	Senshukai Co., Ltd.	164,000	1,348,357
	Shikibo, Ltd.	421,000	464,183
	Shimachu Co., Ltd.	44,900	1,357,016
	Shinyei Kaisha	96,000	195,505
#	Shiroki Co., Ltd.	310,000	745,906
#	Shobunsha Publications, Inc.	53,500	468,701
#	Shochiku Co., Ltd.	438,400	2,713,749
	Showa Corp.	254,100	2,276,971

* #	Silver Seiko, Ltd.	1,091,000	$275,506
	SKY Perfect JSAT Corp.	4,196	1,700,392
	SNT Corp.	96,300	572,068
*	Sofmap Co., Ltd.	43,100	80,723
	Soft99 Corp.	73,400	469,049
* #	Solid Group Holdings Co., Ltd.	710,600	264,258
	Sotoh Co., Ltd.	51,000	555,339
	SPK Corp.	16,800	180,501
#	Suminoe Textile Co., Ltd.	267,000	566,805
#	Sumitomo Forestry Co., Ltd.	195,266	1,357,026
*	Suzutan Co., Ltd.	26,200	40,574
* #	SxL Corp.	493,000	239,079
	Tachikawa Corp.	50,800	252,994
	Tachi-S Co., Ltd.	122,640	1,121,244
	Takamatsu Corp.	135,500	2,201,801
#	Taka-Q Co., Ltd.	73,500	113,136
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	235,129
#	Tasaki Shinju Co., Ltd.	116,000	340,441
#	Taya Co., Ltd.	5,000	36,890
#	TBK Co., Ltd.	90,000	362,311
	TDF Corp.	27,000	66,066
#	Tecmo, Ltd.	79,800	833,698
#	Teikoku Piston Ring Co., Ltd.	111,000	945,155
	Teikoku Sen-I Co., Ltd.	80,000	337,275
	Telepark Corp.	146	142,274
* #	Ten Allied Co., Ltd.	50,000	170,551
	Tenma Corp.	111,000	1,474,476
* #	The Daiei, Inc.	230,100	1,370,161
#	The Japan General Estate Co., Ltd.	121,900	976,375
	The Japan Wool Textile Co., Ltd.	316,000	2,802,383
	Tigers Polymer Corp.	59,000	303,999
#	Toabo Corp.	219,000	185,816
	Toei Co., Ltd.	438,000	2,304,231
* #	Tohoku Misawa Homes Co., Ltd.	37,500	100,166
#	Tokai Kanko Co., Ltd.	459,999	239,287
#	Tokai Senko K.K., Nagoya	102,000	111,225
#	Tokyo Dome Corp.	655,200	2,742,943
	Tokyo Kaikan Co., Ltd.	12,000	68,744
	Tokyo Soir Co., Ltd.	49,000	135,140
#	Tokyo Style Co., Ltd.	345,700	3,461,454
#	Tokyotokeiba Co., Ltd.	971,000	1,868,583
	Tokyu Recreation Co., Ltd.	77,000	470,116
#	Tomy Co., Ltd.	321,793	2,391,234
* #	Tonichi Carlife Group, Inc.	108,000	111,350
	Toppan Forms Co., Ltd.	90,700	924,562
	Topre Corp.	185,000	1,667,407
*	Tosco Co., Ltd.	81,000	192,174
	Totenko Co., Ltd.	57,000	110,069
#	Touei Housing Corp.	92,440	595,992
#	Toyo Radiator Co., Ltd.	260,000	1,355,070
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,350,671
#	Toyobo Co., Ltd.	1,029,000	2,162,224

#	Tsukamoto Co., Ltd.	67,000	$76,385
#	Tsutsumi Jewelry Co., Ltd.	69,300	1,511,476
#	Unitika, Ltd.	1,673,000	1,658,843
#	U-Shin, Ltd.	97,000	390,016
*	Verite Co., Ltd.	24,000	42,473
* #	Victor Co. of Japan, Ltd.	403,000	949,540
	Watabe Wedding Corp.	29,500	264,448
#	Watami Food Service Co., Ltd.	144,800	2,484,985
#	Wondertable, Ltd.	97,000	117,575
#	Xebio Co., Ltd.	35,800	927,163
#	Yamatane Corp.	338,000	362,570
	Yamato International, Inc.	43,000	227,460
	Yellow Hat, Ltd., Tokyo	75,600	398,994
	Yokohama Reito Co., Ltd.	179,000	1,266,541
#	Yomiuri Land Co., Ltd.	276,000	954,545
#	Yonex Co., Ltd.	41,000	329,298
#	Yorozu Corp.	75,400	964,450
	Yoshimoto Kogyo Co., Ltd.	120,000	1,587,945
#	Yoshinoya Holdings Co., Ltd.	2,227	3,881,347
#	Zenrin Co., Ltd.	130,900	2,710,074
#	Zensho Co., Ltd.	372,900	2,206,095
Total Consumer Discretionary			309,650,486

Consumer Staples — (7.0%)
#	Aderans Holdings Co., Ltd.	146,350	2,720,345
*	Aeon Hokkaido Corp.	58,800	149,552
	Ahjikan Co., Ltd.	10,500	88,659
#	Ariake Japan Co., Ltd.	116,800	1,602,744
	Cawachi, Ltd.	83,400	2,165,885
#	CFS Corp.	90,500	488,290
#	Chubu Shiryo Co., Ltd.	91,000	601,696
#	Chuo Gyorui Co., Ltd.	93,000	224,276
	Coca-Cola Central Japan Co., Ltd.	311	2,677,740
	CVS Bay Area, Inc.	55,000	80,693
#	DyDo Drinco, Inc.	57,200	2,369,053
	Echo Trading Co., Ltd.	11,000	108,005
	Ensuiko Sugar Refining Co., Ltd.	103,000	178,703
#	Fancl Corp.	244,600	3,389,952
* #	First Baking Co., Ltd.	140,000	189,902
#	Fuji Oil Co., Ltd.	304,700	2,839,541
	Fujicco Co., Ltd.	121,600	1,363,193
* #	Fujiya Co., Ltd.	564,000	860,009
	Hagoromo Foods Corp.	41,000	373,872
	Harashin Narus Holdings Co., Ltd.	63,100	634,528
* #	Hayashikane Sangyo Co., Ltd.	267,000	237,139
	Heiwado Co., Ltd.	204,100	3,136,300
* #	Hohsui Corp.	120,000	203,130
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	520,954
#	Hokuto Corp.	113,300	2,012,742
#	Inageya Co., Ltd.	179,000	1,636,894
	Itochu-Shokuhin Co., Ltd.	44,300	1,360,946
#	Itoham Foods, Inc.	711,800	4,223,700

#	Izumiya Co., Ltd.	300,000	$1,645,899
#	J-Oil Mills, Inc.	563,000	1,540,913
#	Kameda Seika Co., Ltd.	71,800	1,124,580
	Kasumi Co., Ltd.	216,000	1,124,268
#	Key Coffee, Inc.	78,700	1,187,360
#	Kibun Food Chemifa Co., Ltd.	95,000	1,035,742
	Kirindo Co., Ltd.	22,800	128,214
#	Kyodo Shiryo Co., Ltd.	313,000	368,012
#	Kyokuyo Co., Ltd.	380,000	662,167
#	Life Corp.	188,900	2,725,934
	Lion Corp.	306,000	1,478,364
#	Mandom Corp.	84,400	2,562,307
	Marudai Food Co., Ltd.	454,000	1,112,596
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,651,986
*	Maruya Co., Ltd.	14,000	25,716
#	Matsumotokiyoshi Holdings Co., Ltd.	37,400	817,165
*	Maxvalu Tohok Co., Ltd.	18,200	124,140
	Maxvalu Tokai Co., Ltd.	61,000	785,188
#	Meito Sangyo Co., Ltd.	79,900	1,707,933
	Mercian Corp.	424,000	872,210
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,178,690
#	Milbon Co., Ltd.	43,940	964,797
	Ministop Co., Ltd.	100,000	1,954,378
#	Mitsui Sugar Co., Ltd.	477,850	1,636,631
	Miyoshi Oil & Fat Co., Ltd.	246,000	337,804
#	Morinaga & Co., Ltd.	933,000	2,170,887
#	Morinaga Milk Industry Co., Ltd.	875,000	2,685,792
	Morishita Jinton Co., Ltd.	47,800	135,913
	Morozoff, Ltd.	110,000	342,688
#	Nagatanien Co., Ltd.	121,000	1,001,822
#	Nakamuraya Co., Ltd.	208,000	1,001,089
#	Nichimo Co., Ltd.	112,000	177,538
#	Nihon Chouzai Co., Ltd.	23,000	341,204
	Niitaka Co., Ltd.	7,260	46,173
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,156,809
	Nippon Flour Mills Co., Ltd.	620,000	2,528,505
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	243,462
	Nippon Suisan Kaisha, Ltd.	528,700	1,996,413
	Nissin Sugar Manufacturing Co., Ltd.	152,000	332,873
	Nitto Flour Milling Co., Ltd.	64,000	188,376
#	Oenon Holdings, Inc.	201,000	381,586
	Oie Sangyo Co., Ltd.	20,900	165,228
	Okuwa Co., Ltd.	156,000	2,203,728
	Olympic Corp.	66,700	422,225
	Oriental Yeast Co., Ltd.	103,000	545,810
	Pietro Co., Ltd.	10,300	97,012
#	Pigeon Corp.	69,600	1,454,566
	Poplar Co., Ltd.	25,760	179,307
*	Prima Meat Packers, Ltd.	724,000	687,331
#	Riken Vitamin Co., Ltd.	81,400	2,611,982
#	Rock Field Co., Ltd.	42,100	667,109
#	Ryoshoku, Ltd.	153,600	2,932,394

	S Foods, Inc.	103,500	$746,182
#	Sakata Seed Corp.	175,600	2,569,848
#	Seijo Corp.	33,600	554,994
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	980,473
	Shoei Foods Corp.	44,000	202,896
#	Showa Sangyo Co., Ltd.	620,000	1,482,837
#	Snow Brand Milk Products Co., Ltd.	924,500	2,721,168
	Sogo Medical Co., Ltd.	23,500	803,619
	Sonton Food Industry Co., Ltd.	43,000	344,313
#	Sotetsu Rosen Co., Ltd.	70,000	325,902
#	Starzen Corp.	286,000	668,844
#	T.Hasegawa Co., Ltd.	142,700	2,531,424
#	Takara Holdings, Inc.	365,000	2,529,374
* #	The Maruetsu, Inc.	428,000	3,981,517
#	The Nisshin Oillio Group, Ltd.	601,000	2,324,468
	Three F Co., Ltd.	17,700	123,874
#	Tobu Store Co., Ltd.	220,000	770,963
	Toho Co., Ltd.	162,000	500,460
#	Tohto Suisan Co., Ltd.	120,000	200,182
#	Tokyu Store Chain Corp.	240,000	1,214,511
#	Torigoe Co., Ltd.	80,000	546,061
*	Toyo Sugar Refining Co., Ltd.	157,000	154,966
	Tsukiji Uoichiba Co., Ltd.	57,000	97,891
	Tsuruha Holdings, Inc.	46,400	2,009,747
	U. Store Co., Ltd.	63,600	459,197
	Unicafe, Inc.	14,260	202,126
#	Unicharm Petcare Corp.	100,000	3,182,409
	Unimat Offisco Corp.	87,400	1,043,627
#	Valor Co., Ltd.	178,400	1,911,129
	Warabeya Nichiyo Co., Ltd.	52,760	554,630
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	476,587
	Yaoko Co., Ltd.	70,900	1,937,008
#	Yomeishu Seizo Co., Ltd.	102,000	1,004,592
#	Yonekyu Corp.	100,500	828,514
	Yuasa Funashoku Co., Ltd.	112,000	308,723
	Yukiguni Maitake Co., Ltd.	77,180	269,275
	Yutaka Foods Corp.	6,000	89,518
Total Consumer Staples			134,543,108

Energy — (1.0%)
#	AOC Holdings, Inc.	126,300	1,150,554
#	BP Castrol K.K.	69,800	210,871
* #	Fuji Kosan Co., Ltd.	264,000	262,632
	Itochu Enex Co., Ltd.	330,300	1,889,355
	Japan Oil Transportation Co., Ltd.	79,000	162,301
	Kanto Natural Gas Development Co., Ltd.	202,000	1,221,565
#	Kyoei Tanker Co., Ltd.	115,000	345,682
	Mitsuuroko Co., Ltd.	234,200	1,414,299
#	Modec, Inc.	127,400	4,194,861
#	Nippon Gas Co., Ltd.	153,000	1,596,134
	Nippon Seiro Co., Ltd.	64,000	162,227
#	Sala Corp.	133,000	626,214

	San-Ai Oil Co., Ltd.	266,000	$969,858
	Shinko Plantech Co., Ltd.	159,000	2,076,205
#	Sinanen Co., Ltd.	266,000	1,096,230
#	Toa Oil Co., Ltd.	369,000	472,508
#	Toyo Kanetsu K.K.	478,000	930,702
Total Energy			18,782,198

Financials — (7.1%)
#	Azel Corp.	214,000	333,015
#	Bank of the Ryukyus, Ltd.	125,080	1,117,555
#	Central Finance Co., Ltd.	341,000	887,638
	Century Leasing System, Inc.	186,200	1,646,712
#	Comsys Holdings Corp.	145,000	1,267,570
* #	Cosmo Securities Co., Ltd.	1,419,000	1,288,874
* #	Creed Corp.	360	448,384
#	Daiko Clearing Services Corp.	51,000	291,834
	Fukushima Bank, Ltd.	858,000	812,526
	Fuyo General Lease Co., Ltd.	108,000	3,156,480
	Gro-BeLS Co., Ltd.	177,000	192,874
#	Higashi-Nippon Bank, Ltd.	643,000	2,230,790
#	Ichiyoshi Securities Co., Ltd.	165,000	1,670,805
*	Kakuei (L.) Corp.	100,000	1,003
	Keihanshin Real Estate Co., Ltd.	144,000	575,156
	Kenedix, Inc.	1,345	1,488,689
	Kirayaka Holdings, Inc.	98,000	178,942
	Kiyo Holdings, Inc.	2,193,900	3,501,803
#	Kobayashi Yoko Co., Ltd.	30,400	142,245
#	Kosei Securities Co., Ltd.	295,000	338,638
#	Marusan Securities Co., Ltd.	263,000	1,459,873
#	Meiwa Estate Co., Ltd.	89,300	641,597
#	Mito Securities Co., Ltd.	278,000	761,171
	Mitsubishi UFJ Financial Group, Inc.	90	787
#	Monex Beans Holdings, Inc.	866	498,556
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,194
* #	NIS Group Co., Ltd.	269,725	403,644
#	Nisshin Fudosan Co., Ltd.	81,100	529,949
#	Okasan Holdings, Inc.	489,000	2,435,985
#	OMC Card, Inc.	218,300	643,471
#	Ricoh Leasing Co., Ltd.	107,900	2,266,455
#	RISA Partners, Inc.	537	1,087,189
#	Sankei Building Co., Ltd.	235,000	1,537,682
	Seino Holdings Co., Ltd.	81,000	529,874
* #	Seven Seas Holdings Co., Ltd.	194,000	155,814
	Shikoku Bank, Ltd.	762,000	3,256,275
#	Shimizu Bank, Ltd.	32,900	1,504,347
* #	Shinki Co., Ltd.	457,000	460,442
#	Suruga Corp.	134,600	390,362
#	Tachihi Enterprise Co., Ltd.	42,650	2,761,841
	Takagi Securities Co., Ltd.	208,000	460,986
	The Aichi Bank, Ltd.	35,000	2,572,393
	The Akita Bank, Ltd.	684,400	3,148,404

	The Aomori Bank, Ltd.	627,000	$2,719,094
	The Awa Bank, Ltd.	271,000	1,568,165
#	The Bank of Ikeda, Ltd.	70,300	1,908,632
#	The Bank of Iwate, Ltd.	65,000	4,265,985
	The Bank of Nagoya, Ltd.	214,297	1,316,452
	The Bank of Okinawa, Ltd.	76,500	2,803,349
	The Bank of Saga, Ltd.	599,000	2,022,627
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,398,994
	The Chukyo Bank, Ltd.	751,000	2,149,236
#	The Daisan Bank, Ltd.	637,000	2,370,105
	The Daishi Bank, Ltd.	137,000	534,379
	The Daito Bank, Ltd.	511,000	484,776
	The Ehime Bank, Ltd.	609,000	2,365,193
	The Eighteenth Bank, Ltd.	630,000	2,326,647
#	The Fuji Fire & Marine Insurance Co., Ltd.	540,000	1,446,558
#	The Fukui Bank, Ltd.	864,000	2,742,575
	The Hokkoku Bank, Ltd.	120,000	543,262
	The Hokuetsu Bank, Ltd.	898,000	2,107,264
	The Hyakugo Bank, Ltd.	312,182	1,862,381
	The Hyakujishi Bank, Ltd.	70,000	373,610
	The Kagawa Bank, Ltd.	276,350	1,741,797
	The Kagoshima Bank, Ltd.	260,500	1,936,885
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,060,422
	The Kita-Nippon Bank, Ltd.	30,506	1,131,973
	The Michinoku Bank, Ltd.	538,000	1,615,723
	The Minato Bank, Ltd.	1,470,000	3,052,925
	The Miyazaki Bank, Ltd.	507,000	2,131,452
	The Nagano Bank, Ltd.	322,000	785,161
	The Nanto Bank, Ltd.	284,000	1,343,233
	The Oita Bank, Ltd.	504,900	3,631,213
	The San-in Godo Bank, Ltd.	178,000	1,429,294
#	TOC Co., Ltd.	433,550	3,278,276
#	Tochigi Bank, Ltd.	396,000	2,434,091
	Toho Bank, Ltd.	780,200	3,382,561
#	Toho Real Estate Co., Ltd.	195,000	1,290,435
	Tohoku Bank, Ltd.	372,000	654,087
	Tokai Tokyo Securities Co., Ltd.	576,000	1,924,968
	Tokushima Bank, Ltd.	274,200	1,613,102
#	Tokyo Rakutenchi Co., Ltd.	227,000	858,396
#	Tokyo Theatres Co., Inc.	307,000	576,962
	Tokyo Tomin Bank, Ltd.	84,700	1,778,504
	Tokyu Community Corp.	49,400	1,068,104
#	Tokyu Livable, Inc.	132,300	1,126,891
	Tomato Bank, Ltd.	407,000	935,512
#	Tottori Bank, Ltd.	336,000	1,017,488
* #	Towa Bank, Ltd.	833,000	838,079
#	Towa Real Estate Development Co., Ltd.	371,000	452,795
#	Toyo Securities Co., Ltd.	315,000	986,609
	Yamagata Bank, Ltd.	600,500	3,835,149
	Yamanashi Chuo Bank, Ltd.	188,000	1,145,192
	Yuraku Real Estate Co., Ltd.	212,000	538,765
Total Financials			136,985,152

Health Care — (3.4%)
	Aloka Co., Ltd.	104,000	$1,384,207
	As One Corp.	71,368	1,636,150
	ASKA Pharmaceutical Co., Ltd.	103,000	858,458
	Create Medic Co., Ltd.	28,000	245,389
#	Eiken Chemical Co., Ltd.	81,000	717,972
	FALCO biosystems, Ltd.	35,200	231,883
#	Fuso Pharmaceutical Industries, Ltd.	330,000	868,805
#	Green Hospital Supply, Inc.	624	394,339
	Hitachi Medical Corp.	138,000	946,033
	Hogy Medical Co., Ltd.	56,000	2,900,869
	Iwaki & Co., Ltd.	55,000	96,751
*	Japan Medical Dynamic Marketing, Inc.	44,900	113,483
#	Jeol, Ltd.	275,000	1,047,990
	JMS Co., Ltd.	129,000	303,313
	Kaken Pharmaceutical Co., Ltd.	397,000	2,941,438
	Kawamoto Corp.	4,000	14,045
	Kawanishi Holdings, Ltd.	7,400	66,259
	Kawasumi Laboratories, Inc.	45,000	270,311
#	Kissei Pharmaceutical Co., Ltd.	191,500	4,040,725
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,348,850
#	Kyorin Co., Ltd.	203,000	2,623,915
	Miraca Holdings, Inc.	152,400	4,013,855
	Mochida Pharmaceutical Co., Ltd.	419,900	3,842,708
#	Nichii Gakkan Co.	124,500	1,809,442
#	Nihon Kohden Corp.	155,300	3,584,258
#	Nikkiso Co., Ltd.	243,000	1,471,472
#	Nippon Chemiphar Co., Ltd.	119,000	682,526
#	Nippon Kayaku Co., Ltd.	137,000	838,262
	Nippon Shinyaku Co., Ltd.	243,000	2,526,719
	Nipro Corp.	206,100	3,613,003
	Nissui Pharmaceutical Co., Ltd.	67,800	422,557
#	Paramount Bed Co., Ltd.	109,400	1,498,193
#	Rion Co., Ltd.	5,000	29,658
	Rohto Pharmaceutical Co., Ltd.	389,600	4,897,753
	Seikagaku Corp.	203,900	2,313,577
#	SSP Co., Ltd.	436,000	2,046,337
#	Sundrug Co., Ltd.	12,400	352,182
#	Topcon Corp.	99,700	795,114
	Torii Pharmaceutical Co., Ltd.	98,900	1,403,599
#	Towa Pharmaceutical Co., Ltd.	57,800	2,452,107
	Tsumura & Co.	53,500	1,340,866
	Vital-Net, Inc.	146,300	981,170
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	406,706
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,709,314
Total Health Care			66,082,563

Industrials — (19.7%)
#	A&A Material Corp.	235,000	226,103
#	Advan Co., Ltd.	102,100	827,827
*	ADVANEX, Inc.	121,000	137,041

#	Aeon Delight Co., Ltd.	142,800	$3,553,885
	Aica Kogyo Co., Ltd.	243,000	2,075,653
	Aichi Corp.	267,800	2,007,382
#	Aida Engineering, Ltd.	273,000	1,721,642
	Airport Facilities Co., Ltd.	190,970	1,259,404
	Airtech Japan, Ltd.	26,700	179,280
	Alps Logistics Co., Ltd.	53,900	555,832
#	Altech Co., Ltd.	23,000	75,310
#	Altech Corp.	38,150	383,329
#	Amano Corp.	276,400	2,856,156
#	Ando Corp.	264,000	404,277
#	Anest Iwata Corp.	152,000	585,381
#	ART Corp.	38,000	611,133
	Asahi Diamond Industrial Co., Ltd.	251,000	1,499,000
	Asahi Kogyosha Co., Ltd.	101,000	358,610
#	Asahi Pretec Corp.	123,650	3,326,956
*	Asanuma Corp.	234,000	289,196
#	Asia Air Survey Co., Ltd.	32,000	123,022
	Asunaro Aoki Construction Co., Ltd.	171,000	924,823
	Ataka Construction & Engineering Co., Ltd.	60,000	137,126
	Bando Chemical Industries, Ltd.	349,000	1,267,446
	Biken Techno Corp.	14,100	59,374
	Bunka Shutter Co., Ltd.	245,000	782,067
	Central Glass Co., Ltd.	617,000	2,430,149
	Central Security Patrols Co., Ltd.	45,800	439,031
#	Chudenko Corp.	214,900	3,382,901
#	Chugai Ro Co., Ltd.	335,000	1,485,312
	Chuo Denki Kogyo Co., Ltd.	92,000	948,252
#	CKD Corp.	236,000	1,582,493
#	Commuture Corp.	157,202	712,410
#	Cosel Co., Ltd.	147,100	1,592,416
	CTI Engineering Co., Ltd.	45,100	259,472
	Dai-Dan Co., Ltd.	160,000	699,524
	Daihen Corp.	471,000	1,695,856
	Daiho Corp.	202,000	209,991
#	Daiichi Jitsugyo Co., Ltd.	198,000	916,548
#	Daimei Telecom Engineering Corp.	143,000	1,309,152
#	Daiseki Co., Ltd.	151,263	4,563,008
*	Daisue Construction Co., Ltd.	316,500	186,253
	Daiwa Industries, Ltd.	173,000	739,146
	Danto Holdings Corp.	92,000	188,939
#	Denyo Co., Ltd.	93,000	1,009,131
	DMW Corp.	4,800	95,348
* #	Dream Incubator, Inc.	168	128,691
#	Ebara Corp.	847,000	2,604,218
* #	Eneserve Corp.	110,900	460,835
#	Enshu, Ltd.	215,000	268,280
	Freesia Macross Corp.	1,355,000	371,805
#	Fudo Tetra Corp.	619,800	575,994
* #	Fujisash Co., Ltd.	106,300	86,863
#	Fujita Corp.	115,010	307,478
	Fujitec Co., Ltd.	312,000	1,770,134

	Fukuda Corp.	136,000	$381,201
	Fukusima Industries Corp.	30,500	305,819
#	Fukuyama Transporting Co., Ltd.	936,400	3,453,561
	Funai Consulting, Co., Ltd.	102,000	616,628
#	Furukawa Co., Ltd.	1,428,000	2,637,836
	Furusato Industries, Ltd.	52,000	525,800
	Futaba Corp.	163,800	2,833,415
#	Gecoss Corp.	116,700	533,943
#	GS Yuasa Corp.	1,282,000	3,671,040
#	Hakuyosha Co., Ltd.	88,000	242,781
#	Hamai Co., Ltd.	97,000	149,702
#	Hanwa Co., Ltd.	745,000	3,190,038
	Hazama Corp.	293,600	319,218
	Hibiya Engineering, Ltd.	133,000	1,136,690
	Hitachi Metals Techno, Ltd.	57,500	231,586
#	Hitachi Plant Technologies, Ltd.	681,570	2,148,477
#	Hitachi Tool Engineering, Ltd.	96,500	1,036,822
#	Hitachi Transport System, Ltd.	349,600	5,343,072
*	Hitachi Zosen Corp.	965,500	956,207
	Hokuetsu Industries Co., Ltd.	96,000	323,145
	Hokuriku Electrical Construction Co., Ltd.	56,000	165,822
#	Hosokawa Micron Corp.	147,000	924,967
#	Howa Machinery, Ltd.	389,000	313,667
	IBJ Leasing Co., Ltd.	127,800	2,264,100
#	Ichiken Co., Ltd.	105,000	223,851
	Ichinen Co., Ltd.	73,000	288,649
#	Idec Corp.	135,500	1,609,720
#	Iino Kaiun Kaisha, Ltd.	346,700	3,549,017
	i-Logistics Corp.	91,000	220,105
#	Inaba Denki Sangyo Co., Ltd.	88,300	2,732,027
	Inabata and Co., Ltd.	226,000	1,219,312
* #	Inoue Kogyo Co., Ltd.	425,000	168,008
#	Inui Steamship Co., Ltd.	83,000	1,073,585
* #	Iseki & Co., Ltd.	779,000	1,280,462
* #	Ishikawa Seisakusho, Ltd.	154,000	118,311
*	Ishikawajima Construction Materials Co., Ltd.	43,000	49,453
	Ishikawajima Transport Machinery Co., Ltd.	73,000	322,929
#	Itoki Corp.	179,000	1,107,783
	Iwasaki Electric Co., Ltd.	266,000	606,499
#	Iwatani International Corp.	870,000	2,326,228
* #	J Bridge Corp.	276,000	127,696
#	Jalux, Inc.	44,400	746,538
#	Jamco Corp.	84,000	628,909
* #	Japan Bridge Corp.	44,350	105,461
#	Japan Cash Machine Co., Ltd.	102,115	836,550
#	Japan Foundation Engineering Co., Ltd.	95,600	256,388
#	Japan Kenzai Co., Ltd.	95,940	609,333
	Japan Pulp & Paper Co., Ltd.	514,000	1,820,952
	Japan Servo Co., Ltd.	80,000	702,293
	Japan Steel Tower Co., Ltd.	44,000	242,335
#	Japan Transcity Corp.	236,000	970,366
	K.R.S. Corp.	39,200	320,992

#	Kamagai Gumi Co., Ltd.	532,800	$568,211
	Kamei Corp.	121,000	518,288
	Kanaden Corp.	121,000	677,709
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	1,014,863
	Kanamoto Co., Ltd.	114,000	700,598
#	Kandenko Co., Ltd.	164,000	897,684
*	Kanematsu Corp.	1,481,625	1,978,553
* #	Kanematsu-NNK Corp.	125,000	124,226
#	Katakura Industries Co., Ltd.	119,000	2,333,673
#	Kato Works Co., Ltd.	202,000	777,981
* #	Kawada Industries, Inc.	158,000	208,785
	Kawagishi Bridge Works Co., Ltd.	38,000	107,469
	Kawaguchi Metal Industries Co., Ltd.	11,000	33,353
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	365,232
*	Kimmon Manufacturing Co., Ltd.	180,000	225,524
#	Kimura Chemical Plants Co., Ltd.	61,000	536,368
#	Kinki Sharyo Co., Ltd.	212,000	647,626
	Kintetsu World Express, Inc.	117,300	2,747,553
	Kioritz Corp.	239,000	536,020
#	Kitagawa Iron Works Co., Ltd.	344,000	848,737
#	Kitano Construction Corp.	258,000	580,953
	Kitazawa Sangyo Co., Ltd.	57,000	174,094
#	Kitz Corp.	420,000	2,519,029
#	Koike Sanso Kogyo Co., Ltd.	155,000	785,236
	Koito Industries, Ltd.	102,000	309,106
* #	Kokusou Saeki Co., Ltd.	211,000	146,113
#	Kokuyo Co., Ltd.	126,325	1,092,295
#	Komai Tekko, Inc.	109,000	207,764
	Komatsu Wall Industry Co., Ltd.	33,700	422,518
	Kondotec, Inc.	40,500	247,654
	Kosaido Co., Ltd.	79,000	504,423
#	Kuroda Electric Co., Ltd.	112,900	1,492,874
	Kyodo Printing Co., Ltd.	311,000	842,102
#	Kyoei Sangyo Co., Ltd.	97,000	274,568
#	Kyokuto Boeki Kaisha, Ltd.	82,000	189,853
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	844,478
	Kyosan Electric Manufacturing Co., Ltd.	218,000	666,246
#	Kyowa Exeo Corp.	354,000	2,757,745
	Kyudenko Corp.	281,000	1,464,187
* #	Link Consulting Associates - Japan Corp.	63,500	64,250
* #	Lonseal Corp.	127,000	96,912
#	Maeda Corp.	641,000	1,882,715
#	Maeda Road Construction Co., Ltd.	327,000	2,705,077
	Maezawa Industries, Inc.	59,300	159,497
#	Maezawa Kaisei Industries Co., Ltd.	54,700	594,401
	Makino Milling Machine Co., Ltd.	330,000	2,388,054
	Marubeni Construction Material Lease Co., Ltd.	78,000	128,300
	Marubeni Corp.	22,977	169,067
	Maruka Machinery Co., Ltd.	28,100	244,126
	Maruwn Corp.	66,000	148,863
#	Maruyama Manufacturing Co., Inc.	150,000	321,777
	Maruzen Showa Unyu Co., Ltd.	335,000	1,042,391

#	Matsuda Sangyo Co., Ltd.	90,530	$2,053,421
	Matsui Construction Co., Ltd.	98,600	322,248
* #	Matsuo Bridge Co., Ltd.	72,000	66,128
#	Max Co., Ltd.	188,000	2,033,051
#	Meidensha Corp.	785,050	2,022,060
*	Meiji Machine Co., Ltd.	213,000	103,026
#	Meiji Shipping Co., Ltd.	109,000	715,548
	Meisei Industrial Co., Ltd.	29,000	66,663
#	Meitec Corp.	135,600	4,127,380
	Meito Transportation Co., Ltd.	22,000	177,257
* #	Meiwa Trading Co., Ltd.	140,000	295,322
	Mitani Corp.	54,000	406,298
#	Mitsubishi Cable Industries, Ltd.	736,000	1,055,153
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	673,335
#	Mitsubishi Pencil Co., Ltd.	121,500	1,737,235
	Mitsuboshi Belting, Ltd.	281,000	1,125,538
#	Mitsui Matsushima Co., Ltd.	347,000	760,774
#	Mitsui-Soko Co., Ltd.	487,000	2,813,851
	Mitsumura Printing Co., Ltd.	95,000	358,856
#	Miura Co., Ltd.	145,200	3,326,804
	Miura Printing Corp.	19,000	54,187
#	Miyairi Valve Manufacturing Co., Ltd.	43,000	43,676
* #	Miyaji Engineering Group	203,000	174,590
* #	Miyakoshi Corp.	48,400	438,742
*	Mori Denki Mfg. Co., Ltd.	628,000	75,785
	Morita Corp.	163,000	742,581
	Moshi Moshi Hotline, Inc.	122,700	3,742,576
	Mystar Engineering Corp.	15,600	69,878
	NAC Co., Ltd.	28,900	243,794
	Nachi-Fujikoshi Corp.	604,000	2,306,319
	Naikai Zosen Corp.	75,000	294,770
#	Nakano Corp.	103,000	280,744
	Narasaki Sangyo Co., Ltd.	68,000	82,231
	NEC Leasing, Ltd.	72,600	955,344
#	NEC System Integration & Construction, Ltd.	172,100	2,964,028
	New Tachikawa Aircraft Co., Ltd.	10,100	391,177
* #	Nichias Corp.	435,000	1,571,979
	Nichiban Co., Ltd.	125,000	370,741
#	Nichiha Corp.	126,180	1,195,639
	Nihon Spindle Manufacturing Co., Ltd.	115,000	254,586
	Nikko Co., Ltd.	127,000	302,695
#	Nippei Toyama Corp.	173,000	2,101,682
#	Nippo Corp.	409,000	2,313,390
#	Nippon Carbon Co., Ltd.	406,000	1,944,083
* #	Nippon Conveyor Co., Ltd.	168,000	127,543
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,530,124
	Nippon Denwa Shisetu Co., Ltd.	208,000	571,914
	Nippon Filcon Co., Ltd.	75,000	418,950
	Nippon Hume Corp.	91,000	265,329
	Nippon Jogesuido Sekkei Co., Ltd.	289	233,084
#	Nippon Kanzai Co., Ltd.	71,000	2,112,973
	Nippon Koei Co., Ltd., Tokyo	279,000	725,572

	Nippon Konpo Unyu Soko Co., Ltd.	253,000	$3,496,004
#	Nippon Parking Development Co., Ltd.	10,609	452,813
	Nippon Seisen Co., Ltd.	95,000	351,547
#	Nippon Sharyo, Ltd.	506,000	1,174,942
#	Nippon Shindo Co., Ltd.	50,000	106,005
	Nippon Signal Co., Ltd.	216,000	1,111,073
#	Nippon Steel Trading Co., Ltd.	399,000	1,064,688
#	Nippon Thompson Co., Ltd.	262,000	1,614,873
	Nippon Tungsten Co., Ltd.	82,000	184,028
#	Nippon Yusoki Co., Ltd.	141,000	423,006
#	Nishimatsu Construction Co., Ltd.	979,000	2,103,031
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,243,393
#	Nishishiba Electric Co., Ltd.	101,000	242,429
#	Nissei Corp.	107,400	1,183,306
	Nissei Plastic Industrial Co., Ltd.	68,000	330,569
#	Nissha Printing Co., Ltd.	105,700	5,221,634
	Nissin Corp.	351,000	915,619
	Nitchitsu Co., Ltd.	60,000	181,278
	Nitta Corp.	104,200	1,888,892
	Nitto Boseki Co., Ltd.	870,000	1,809,225
#	Nitto Electric Works, Ltd.	154,800	1,955,779
#	Nitto Kohki Co., Ltd.	78,300	1,760,310
#	Nitto Seiko Co., Ltd.	143,000	581,618
*	Nittoc Construction Co., Ltd.	134,000	74,458
	Noda Corp.	33,800	106,502
#	Nomura Co., Ltd.	210,000	704,651
#	Noritz Corp.	177,100	2,237,044
* #	Oak Capital Corp.	753,354	205,583
	Obayashi Road Corp.	106,000	146,675
	Odakyu Construction Co., Ltd.	63,500	150,537
	Oiles Corp.	101,952	2,119,336
	Okabe Co., Ltd.	192,000	753,166
#	Okamoto Machine Tool Works, Ltd.	164,000	388,423
#	Okamura Corp.	379,900	2,644,821
	Okano Valve Manufacturing Co.	58,000	324,542
	Oki Electric Cable Co., Ltd.	117,000	182,984
#	OKK Corp.	262,000	531,277
#	Okumura Corp.	770,400	3,928,095
#	O-M, Ltd.	107,000	814,788
#	Onoken Co., Ltd.	72,800	1,174,925
#	Organo Corp.	203,000	1,529,666
	Oriental Shiraishi Corp.	73,400	167,659
	Original Engineering Consultants Co., Ltd.	9,000	19,365
#	OSG Corp.	119,900	1,397,204
#	Oyo Corp.	110,400	1,337,724
	P.S. Mitsubishi Construction Co., Ltd.	76,800	167,741
#	Park24 Co., Ltd.	69,500	688,679
* #	Pasco Corp.	242,500	390,684
* #	Pasona Group, Inc.	1,474	927,165
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,047,979
* #	PIA Corp.	29,500	514,925
#	Pilot Corp.	780	1,409,283

#	PRONEXUS, Inc.	137,000	$1,111,210
#	Raito Kogyo Co., Ltd.	199,000	475,467
#	Rasa Industries, Ltd.	277,000	521,578
	Rheon Automatic Machinery Co., Ltd.	64,000	216,727
	Riken Electric Wire Co., Ltd.	39,000	45,016
	Ryobi, Ltd.	573,200	2,190,702
#	Sagami Railway Co., Ltd.	364,000	1,483,381
*	Sailor Pen Co., Ltd.	127,000	113,516
#	Sakai Heavy Industries, Ltd.	126,000	226,187
* #	Sakurada Co., Ltd.	225,000	51,782
* #	Sanix, Inc.	161,700	360,635
#	Sanki Engineering Co., Ltd.	268,000	1,565,833
#	Sanko Metal Industrial Co., Ltd.	118,000	258,142
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,467,614
	Sanritsu Corp.	17,800	131,652
#	Sanyo Denki Co., Ltd.	219,000	954,403
	Sanyo Engineering & Construction, Inc.	48,000	216,817
	Sanyo Industries, Ltd.	102,000	193,401
#	Sasebo Heavy Industries Co., Ltd.	561,000	1,762,661
* #	Sata Construction Co., Ltd.	234,000	131,127
#	Sato Corp.	111,500	1,434,606
	Sato Shoji Corp.	67,000	467,350
#	Sawafuji Electric Co., Ltd.	48,000	128,491
	Secom Joshinetsu Co., Ltd.	34,800	820,044
#	Secom Techno Service Co., Ltd.	44,500	1,077,556
	Seibu Electric Industry Co., Ltd.	67,000	299,077
#	Seika Corp.	274,000	561,889
*	Seikitokyu Kogyo Co., Ltd.	335,000	248,183
	Sekisui Jushi Co., Ltd.	166,000	1,563,897
#	Senko Co., Ltd.	381,000	1,474,459
	Senshu Electric Co., Ltd.	37,300	615,613
#	Shibaura Mechatronics Corp.	175,000	735,999
#	Shibusawa Warehouse Co., Ltd.	266,000	1,769,361
	Shibuya Kogyo Co., Ltd.	84,500	663,834
	Shin Nippon Air Technologies Co., Ltd.	87,280	458,732
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	612,751
#	Shinko Electric Co., Ltd.	509,000	1,949,179
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	858,704
	Shinmaywa Industries, Ltd.	413,000	1,278,592
#	Shinnihon Corp.	215,900	449,140
	Shinsho Corp.	291,000	851,935
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,674,278
	SHO-BOND Holdings Co., Ltd.	100,800	1,258,989
#	Shoko Co., Ltd.	324,000	411,511
	Showa Aircraft Industry Co., Ltd.	114,000	992,536
	Showa KDE Co., Ltd.	124,000	157,986
	Sintokogio, Ltd.	197,000	1,637,744
	Soda Nikka Co., Ltd.	67,000	268,983
#	Sodick Co., Ltd.	187,000	822,724
	Space Co., Ltd.	75,320	596,837
	Subaru Enterprise Co., Ltd.	59,000	190,453
	Sugimoto & Co., Ltd.	35,000	439,782

* #	Sumitomo Coal Mining Co., Ltd.	851,500	$673,041
	Sumitomo Densetsu Co., Ltd.	107,400	538,430
* #	Sumitomo Mitsui Construction Co., Ltd.	641,060	602,153
#	Sumitomo Precision Products Co., Ltd.	180,000	630,027
	Sumitomo Warehouse Co., Ltd.	300,000	1,424,517
*	Sun Wave Corp.	155,000	232,585
	Suzuki Metal Industry Co., Ltd.	71,000	141,659
	SWCC Showa Holdings Co., Ltd.	853,000	1,297,483
	Tadano, Ltd.	161,579	1,643,029
	Taihei Dengyo Kaisha, Ltd.	155,000	1,149,371
#	Taihei Kogyo Co., Ltd.	264,000	924,620
* #	Taiheiyo Kaiun Co., Ltd.	167,000	397,114
* #	Taiheiyo Kouhatsu, Inc.	198,000	144,943
	Taiho Kogyo Co., Ltd.	97,700	1,196,651
#	Taikisha, Ltd.	129,000	1,553,835
	Taisei Rotec Corp.	271,000	351,183
	Taiyo Yuden Co., Ltd.	16,000	157,442
	Takada Kiko Co., Ltd.	48,000	122,051
#	Takano Co., Ltd.	53,400	593,642
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	466,750
#	Takara Printing Co., Ltd.	39,055	391,714
#	Takara Standard Co., Ltd.	529,000	2,265,755
#	Takasago Thermal Engineering Co., Ltd.	299,000	2,324,451
* #	Takashima & Co., Ltd.	137,000	176,678
	Takigami Steel Construction Co., Ltd.	50,000	160,236
#	Takisawa Machine Tool Co., Ltd.	191,000	281,256
#	Takuma Co., Ltd.	305,000	832,642
	Tanseisha Co., Ltd.	74,000	275,283
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	601,115
	TCM Corp.	359,000	817,113
	Techno Associe Co., Ltd.	59,900	668,596
#	Techno Ryowa, Ltd.	66,600	326,432
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	461,654
* #	Tekken Corp.	535,000	575,712
	Teraoka Seisakusho Co., Ltd.	55,000	336,740
* #	The Goodwill Group, Inc.	1,346	173,745
#	The Keihin Co., Ltd.	204,000	324,783
	The Kodensha Co., Ltd.	25,000	53,249
	The Nippon Road Co., Ltd.	333,000	455,529
	The Yasuda Warehouse Co., Ltd.	100,900	964,767
*	Toa Corp.	764,000	633,690
#	Toa Doro Kogyo Co., Ltd.	155,000	173,647
* #	Tobishima Corp.	1,365,500	482,106
#	Tocalo Co., Ltd.	53,000	851,739
	Todentu Corp.	121,000	246,386
	Toenec Corp.	324,000	1,561,952
	Tokai Lease Co., Ltd.	86,000	131,556
#	Tokimec, Inc.	272,000	829,999
	Toko Electric Corp.	88,000	195,536
	Tokyo Biso Kogyo Corp.	19,000	119,788
#	Tokyo Energy & Systems, Inc.	129,000	663,723
#	Tokyo Kikai Seisakusho, Ltd.	312,000	843,486

#	Tokyo Leasing Co., Ltd.	223,800	$2,102,030
	Tokyo Sangyo Co., Ltd.	78,000	229,406
#	Tokyu Construction Co., Ltd.	366,290	1,309,313
	Toli Corp.	212,000	397,671
#	Tomoe Corp.	115,500	179,025
#	Tonami Transportation Co., Ltd.	340,000	813,549
* #	Tori Holdings Co., Ltd.	2,969,000	359,671
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,769,408
	Toshiba Machine Co., Ltd.	89,000	545,978
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,637,591
	Tosho Printing Co., Ltd.	249,000	544,120
	Totetsu Kogyo Co., Ltd.	125,000	646,245
* #	Toyo Construction Co., Ltd.	1,005,000	647,792
#	Toyo Electric Co., Ltd.	159,000	420,144
	Toyo Engineering Corp.	645,400	2,515,548
#	Toyo Machinery & Metal Co., Ltd.	61,000	216,895
	Toyo Shutter Co., Ltd.	11,800	123,030
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	533,744
#	Trusco Nakayama Corp.	114,100	1,759,477
#	Tsubakimoto Chain Co.	594,700	3,568,639
	Tsubakimoto Kogyo Co., Ltd.	97,000	297,401
#	Tsudakoma Corp.	204,000	508,120
#	Tsugami Corp.	272,000	915,319
#	Tsukishima Kikai Co., Ltd.	152,000	1,153,777
	Tsurumi Manufacturing Co., Ltd.	96,000	628,402
	Tsuzuki Denki Co., Ltd.	75,000	240,052
	TTK Co., Ltd.	62,000	328,794
#	Uchida Yoko Co., Ltd.	175,000	787,677
	Ueki Corp.	47,000	56,733
#	Union Tool Co.	79,000	2,987,390
#	Utoc Corp.	99,000	412,471
* #	Venture Link Co., Ltd.	405,500	417,449
*	Wakachiku Construction Co., Ltd.	395,000	271,854
	Wavelock Holdings Co., Ltd.	31,500	116,990
	Weathernews, Inc.	20,000	195,322
	Yahagi Construction Co., Ltd.	154,000	632,004
	Yamato Corp.	82,000	203,919
	Yamaura Corp.	40,500	85,628
	Yamazen Co., Ltd.	315,000	1,097,772
	Yokogawa Bridge Holdings Corp.	142,400	603,705
	Yondenko Corp.	136,800	734,332
#	Yuasa Trading Co., Ltd.	800,000	1,090,351
#	Yuken Kogyo Co., Ltd.	156,000	485,522
	Yurtec Corp.	285,000	1,506,924
#	Yushin Precision Equipment Co., Ltd.	54,934	1,176,969
	Zeon Corp.	200,000	902,423
Total Industrials			379,001,118

Information Technology — (8.7%)
	Aichi Tokei Denki Co., Ltd.	113,000	305,996
#	Aiphone Co., Ltd.	72,800	1,101,625
* #	Allied Telesis Holdings K.K.	470,700	424,793

#	Alpha Systems, Inc.	43,500	$1,355,503
#	Anritsu Corp.	446,000	1,249,153
	AOI Electronics Co., Ltd.	38,400	431,847
	Apic Yamada Corp.	36,000	103,398
#	Arisawa Manufacturing Co., Ltd.	139,400	1,088,053
#	CAC Corp.	70,900	854,229
	Canon Electronics, Inc.	70,000	1,596,865
#	Canon Finetech, Inc.	151,070	2,105,598
#	Capcom Co., Ltd.	114,200	3,943,087
#	Chino Corp.	162,000	424,286
#	CMK Corp.	216,000	2,201,306
	Computer Engineering & Consulting, Ltd.	63,100	568,299
	Core Corp.	45,700	309,058
	Cresco, Ltd.	11,600	107,606
#	Dai Nippon Screen Mfg. Co., Ltd.	576,000	2,436,457
*	Daiko Denshi Tsushin, Ltd.	23,000	42,871
#	Daiwabo Information System Co., Ltd.	62,000	1,126,917
#	Denki Kogyo Co., Ltd.	243,000	1,492,851
	DKK TOA Corp.	31,000	130,921
#	DTS Corp.	87,200	1,767,270
#	Dwango Co., Ltd.	140	485,533
#	eAccess, Ltd.	4,747	2,946,254
#	Eizo Nanao Corp.	77,600	1,510,818
	Elna Co., Ltd.	97,000	223,163
#	Enplas Corp.	72,200	768,131
#	Epson Toyocom Corp.	437,000	1,533,412
#	ESPEC Corp.	82,000	832,260
* #	FDK Corp.	436,000	511,467
#	Fuji Soft, Inc.	131,400	2,469,738
	Fujitsu Component, Ltd.	177	180,181
#	Fujitsu Frontech, Ltd.	80,700	595,878
	Fuso Dentsu Co., Ltd.	16,000	58,905
#	Future Architect, Inc.	1,504	881,289
* #	GMO Internet, Inc.	242,500	1,541,427
	Hakuto Co., Ltd.	82,500	756,387
	Hitachi Business Solution Co., Ltd.	43,200	236,989
	Hitachi Information Systems, Ltd.	147,100	3,179,550
#	Hitachi Kokusai Electric, Inc.	311,500	3,236,958
	Hitachi Maxell, Ltd.	158,100	1,644,166
#	Hitachi Software Engineering Co., Ltd.	190,300	4,458,383
#	Hitachi Systems & Services, Ltd.	86,000	1,896,620
#	Hochiki Corp.	99,000	631,678
#	Hokuriku Electric Industry Co., Ltd.	316,000	472,417
	Horiba, Ltd.	5,100	170,256
#	Hosiden Corp.	249,600	5,007,643
#	Icom, Inc.	51,000	1,249,850
* #	Ikegami Tsushinki Co., Ltd.	174,000	257,707
* #	Ines Corp.	177,200	881,882
	I-Net Corp.	47,800	281,654
#	Information Services International-Dentsu, Ltd.	106,600	922,980
	INTEC Holdings, Ltd.	180,128	2,822,277
#	Invoice, Inc.	40,368	731,392

#	Ishii Hyoki Co., Ltd.	24,300	$626,726
	Iwatsu Electric Co., Ltd.	311,000	306,860
	Japan Aviation Electronics Industry, Ltd.	308,600	2,272,482
	Japan Business Computer Co., Ltd.	76,900	607,509
#	Japan Digital Laboratory Co., Ltd.	116,500	1,626,496
#	Japan Radio Co., Ltd.	446,000	1,262,077
	Jastec Co., Ltd.	63,000	470,162
	JBIS Holdings, Inc.	81,700	306,922
	JIEC Co., Ltd.	199	173,252
	Kaga Electronics Co., Ltd.	100,000	1,327,794
#	Kakaku.com, Inc.	103	639,332
	Kanematsu Electronics, Ltd.	85,300	650,650
* #	Kasuga Electric Works, Ltd.	44,000	79,957
	Kawatetsu Systems, Inc.	174	162,944
#	Koa Corp.	152,800	1,103,941
#	Koei Co., Ltd.	238,700	3,843,002
* #	Kubotek Corp.	407	152,394
	Kyoden Co., Ltd.	160,000	240,811
	Kyowa Electronic Instruments Co., Ltd.	52,000	167,945
#	Macnica, Inc.	62,500	700,474
#	Marubun Corp.	98,700	499,691
#	Maruwa Co., Ltd.	34,000	416,674
	Maspro Denkoh Corp.	62,600	529,670
* #	Megachips Corp.	89,600	1,138,039
* #	Meisei Electric Co., Ltd.	359,000	312,512
#	Melco Holdings, Inc.	9,000	154,307
#	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,357,995
#	Miroku Jyoho Service Co., Ltd.	107,000	291,416
	Mitsui High-Tec, Inc.	145,700	1,125,305
#	Mitsui Knowledge Industry Co., Ltd.	3,790	684,035
	Moritex Corp.	35,100	149,851
* #	Mutoh Holdings Co., Ltd.	164,000	537,325
* #	Nagano Japan Radio Co., Ltd.	85,000	116,503
	Nakayo Telecommunications, Inc.	49,000	105,337
	NEC Fielding, Ltd.	194,800	2,363,482
	NEC Mobiling, Ltd.	50,900	715,327
* #	NEC Tokin Corp.	392,000	750,542
#	Net One Systems Co., Ltd.	1,941	2,300,934
*	Netmarks, Inc.	523	72,740
	New Japan Radio Co., Ltd.	112,000	402,866
	Nichicon Corp.	272,300	2,145,861
	Nidec Sankyo Corp.	205,000	1,667,798
#	Nihon Dempa Kogyo Co., Ltd.	70,800	1,979,417
#	Nihon Inter Electronics Corp.	94,700	234,580
	Nippon Avionics Co., Ltd.	83,000	172,613
#	Nippon Ceramic Co., Ltd.	89,000	830,971
#	Nippon Chemi-Con Corp.	443,000	1,650,812
	Nippon Systemware Co., Ltd.	30,000	136,215
	Nissho Electronics Corp.	81,600	515,446
	Nohmi Bosai, Ltd.	191,000	1,192,179
	NS Solutions Corp.	38,600	959,527
#	NSD Co., Ltd.	178,600	2,618,504

#	Okaya Electric Industries Co., Ltd.	73,000	$380,219
* #	Oki Electric Industry Co., Ltd.	1,850,000	3,595,233
	Ono Sokki Co., Ltd.	105,000	521,132
	Origin Electric Co., Ltd.	107,000	664,531
#	Osaki Electric Co., Ltd.	131,000	550,157
	PCA Corp.	17,500	181,643
* #	Pixela Corp.	33,000	129,317
*	Pulstec Industrial Co., Ltd.	21,200	33,826
	Ricoh Elemex Corp.	77,000	578,027
	Rikei Corp.	22,500	33,742
	Riken Keiki Co., Ltd.	79,900	526,107
	Roland DG Corp.	61,400	1,514,632
	Ryoden Trading Co., Ltd.	155,000	979,927
	Ryosan Co., Ltd.	125,300	2,979,584
	Ryoyo Electro Corp.	110,900	1,090,843
#	Sanken Electric Co., Ltd.	308,000	1,812,891
	Sanko Co., Ltd.	22,000	103,094
	Sanshin Electronics Co., Ltd.	111,000	1,167,604
#	Satori Electric Co., Ltd.	57,880	459,684
	Saxa Holdings, Inc.	194,000	327,803
	Sekonic Corp.	36,000	96,761
	Shindengen Electric Manufacturing Co., Ltd.	304,000	602,971
	Shinkawa, Ltd.	70,200	855,951
	Shinko Shoji Co., Ltd.	78,000	711,158
	Shizuki Electric Co., Inc.	103,000	354,611
	Siix Corp.	86,000	637,711
	SMK Corp.	272,000	1,440,983
#	Sorun Corp.	95,100	667,517
* #	SPC Electronics Corp.	48,200	102,677
	SRA Holdings	51,000	973,458
	Star Micronics Co., Ltd.	136,600	1,894,340
	Sumco Techxiv Corp.	29,500	765,039
#	Sumida Corp.	67,949	851,574
#	Sumisho Computer Systems Corp.	172,700	3,292,069
#	SUNX, Ltd.	120,600	611,944
#	SystemPro Co., Ltd.	348	243,930
	Tachibana Eletech Co., Ltd.	64,100	538,935
#	Tamura Corp.	260,000	835,844
* #	Teac Corp.	872,000	757,274
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	536,182
#	TIS, Inc.	158,600	3,198,678
	TKC Corp.	103,300	2,148,151
* #	Toko, Inc.	309,000	716,021
	Tokyo Denpa Co., Ltd.	24,900	297,854
	Tokyo Electron Device, Ltd.	361	639,148
#	Tokyo Seimitsu Co., Ltd.	107,100	1,981,250
#	Tomen Electronics Corp.	51,900	576,086
#	Tose Co., Ltd.	23,100	246,421
*	Totoku Electric Co., Ltd.	129,000	141,697
	Toukei Computer Co., Ltd.	28,410	361,321
#	Towa Corp.	74,800	700,692
#	Toyo Corp.	113,600	1,818,598

#	Trans Cosmos, Inc.	167,900	$2,043,518
	Trinity Industrial Corp.	56,000	361,254
	Tsuzuki Densan Co., Ltd.	22,500	81,023
#	Uniden Corp.	221,000	1,361,054
* #	Union Holdings Co., Ltd.	148,000	32,585
	XNET Corp.	91	102,474
	Yamaichi Electronics Co., Ltd.	64,400	255,934
	Yaskawa Information Systems Corp.	40,000	105,651
	Ye Data, Inc.	43,000	77,960
#	Yokowo Co., Ltd.	71,300	501,195
#	Zuken, Inc.	97,700	974,742
Total Information Technology			167,519,670

Materials — (8.1%)
	Achilles Corp.	688,000	981,577
	Adeka Corp.	350,600	3,567,474
	Agro-Kanesho Co., Ltd.	7,000	45,644
#	Aichi Steel Corp.	376,000	1,827,756
	Arakawa Chemical Industries, Ltd.	69,500	815,037
	Aronkasei Co., Ltd.	127,000	462,569
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	952,142
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	705,941
* #	Chugai Mining Co., Ltd.	875,900	362,583
#	Chugoku Marine Paints, Ltd.	238,000	1,677,143
* #	Chugokukogyo Co., Ltd.	105,000	106,678
	Co-Op Chemical Co., Ltd.	163,000	234,577
#	Dai Nippon Toryo, Ltd.	501,000	682,631
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	423,906
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	279,632
#	Daiken Corp.	450,000	952,283
#	Daiki Aluminium Industry Co., Ltd.	148,000	562,956
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,393,201
#	Daio Paper Corp.	435,500	2,949,620
#	Daiso Co., Ltd.	383,000	1,258,058
	DC Co., Ltd.	117,000	366,357
	Dijet Industrial Co., Ltd.	81,000	192,745
	Dynapac Co., Ltd.	25,000	102,156
#	FP Corp.	77,300	1,898,183
	Fujikura Kasei Co., Ltd.	97,000	767,049
	Fumakilla, Ltd.	87,000	326,992
	Godo Steel, Ltd.	556,000	1,859,425
	Goldcrest Co., Ltd.	56,500	1,288,080
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	620,656
	Harima Chemicals, Inc.	80,000	436,030
#	Hodogaya Chemical Co., Ltd.	288,000	652,607
	Hokkan Holdings, Ltd.	215,000	651,237
	Hokko Chemical Industry Co., Ltd.	90,000	307,562
#	Hokuetsu Paper Mills, Ltd.	642,500	2,909,129
#	Hokushin Co., Ltd.	64,000	144,416
	Honshu Chemical Industry Co., Ltd.	35,000	180,839
	Ihara Chemical Industry Co., Ltd.	155,000	387,236

#	ISE Chemicals Corp.	88,000	$542,752
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	3,049,469
#	Ishii Iron Works Co., Ltd.	110,000	178,371
	Japan Carlit Co., Ltd.	59,800	270,740
	JSP Corp.	109,600	963,324
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,095,287
	Kasei (C.I.) Co., Ltd.	119,000	271,669
	Katakura Chikkarin Co., Ltd.	43,000	101,967
	Kawasaki Kasei Chemicals, Ltd.	121,000	211,641
* #	Kishu Paper Co., Ltd.	267,000	327,207
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,105,357
	Kohsoku Corp.	64,500	400,190
	Konishi Co., Ltd.	69,300	644,788
	Kumiai Chemical Industry Co., Ltd.	296,000	614,469
	Kureha Corp.	644,500	4,038,897
#	Kurimoto, Ltd.	458,000	593,996
#	Kurosaki Harima Corp.	293,000	839,180
	Lintec Corp.	46,400	669,263
#	MEC Co., Ltd.	62,800	515,924
	Mesco, Inc.	30,000	204,305
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,408,459
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	1,618,086
#	Mitsui Mining Co., Ltd.	793,500	2,274,966
	Mory Industries, Inc.	154,000	518,705
#	Nakabayashi Co., Ltd.	185,000	330,619
#	Nakayama Steel Works, Ltd.	454,000	960,796
	Neturen Co., Ltd., Tokyo	158,000	1,534,401
	Nichia Steel Works, Ltd.	179,900	674,410
#	Nichireki Co., Ltd.	96,000	252,711
	Nifco, Inc.	167,100	3,886,273
	Nihon Kagaku Sangyo Co., Ltd.	81,000	607,651
	Nihon Matai Co., Ltd.	111,000	170,793
#	Nihon Nohyaku Co., Ltd.	224,000	2,093,344
	Nihon Parkerizing Co., Ltd.	235,000	3,144,565
	Nihon Seiko Co., Ltd.	18,000	46,994
*	Nippon Carbide Industries Co., Inc.	201,000	332,048
	Nippon Chemical Industrial Co., Ltd.	288,000	687,241
#	Nippon Chutetsukan K.K.	97,000	143,444
#	Nippon Chuzo K.K.	136,000	267,297
#	Nippon Concrete Industries Co., Ltd.	157,000	266,929
#	Nippon Denko Co., Ltd.	382,000	3,683,608
	Nippon Fine Chemical Co., Ltd.	93,000	516,970
	Nippon Foil Manufacturing Co., Ltd.	51,000	86,489
#	Nippon Kasei Chemical Co., Ltd.	364,000	601,196
#	Nippon Kinzoku Co., Ltd.	227,000	577,829
#	Nippon Koshuha Steel Co., Ltd.	449,000	858,886
	Nippon Light Metal Co., Ltd.	846,000	1,285,749
#	Nippon Metal Industry Co., Ltd.	608,000	1,971,957
#	Nippon Paint Co., Ltd.	779,200	2,827,993
	Nippon Pigment Co., Ltd.	43,000	116,233
#	Nippon Pillar Packing Co., Ltd.	85,000	507,960
	Nippon Soda Co., Ltd.	539,000	1,757,551

	Nippon Valqua Industries, Ltd.	321,000	$942,077
#	Nippon Yakin Kogyo Co., Ltd.	406,000	3,282,737
	Nittetsu Mining Co., Ltd.	288,000	1,912,320
	Nitto FC Co., Ltd.	72,000	313,059
	NOF Corp.	719,000	2,969,620
#	Okamoto Industries, Inc.	412,000	1,481,253
#	Okura Industrial Co., Ltd.	216,000	529,635
	Osaka Organic Chemical Industry, Ltd.	67,700	376,579
	Osaka Steel Co., Ltd.	151,000	1,959,028
	Riken Technos Corp.	202,000	474,846
#	S Science Co., Ltd.	3,265,000	360,306
#	S.T. Chemical Co., Ltd.	102,700	1,310,876
	Sakai Chemical Industry Co., Ltd.	364,000	1,313,423
	Sakata INX Corp.	219,000	872,784
#	Sanyo Chemical Industries, Ltd.	410,000	2,022,076
#	Sanyo Special Steel Co., Ltd.	568,300	2,594,168
	Sekisui Plastics Co., Ltd.	352,000	909,450
	Shikoku Chemicals Corp.	207,000	1,054,767
#	Shinagawa Refractories Co., Ltd.	229,000	662,225
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,729,519
	Shinko Wire Co., Ltd.	189,000	327,919
	Showa Tansan Co., Ltd.	49,000	140,355
	Somar Corp.	43,000	123,578
#	Stella Chemifa Corp.	43,200	1,036,494
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,727,043
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,488,826
	Sumitomo Pipe & Tube Co., Ltd.	111,000	873,044
#	Sumitomo Real Estate Sales Co., Ltd.	27,290	931,704
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,141,066
#	Taisei Lamick Co., Ltd.	18,900	456,722
	Takasago International Corp.	348,000	2,842,894
#	Takiron Co., Ltd.	249,000	653,066
	Tayca Corp.	154,000	482,221
#	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	2,516,098
	The Pack Corp.	67,900	1,103,929
* #	Titan Kogyo Kabushiki Kaisha	59,000	85,000
	Toagosei Co., Ltd.	921,000	3,806,921
	Toda Kogyo Corp.	162,000	704,884
	Tohcello Co., Ltd.	119,000	564,898
#	Toho Zinc Co., Ltd.	436,000	2,363,526
#	Tokushu Tokai Holdings Co., Ltd.	518,580	949,571
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,538,136
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	994,815
	Tokyo Tekko Co., Ltd.	162,000	673,131
	Tomoegawa Paper Co., Ltd.	125,000	262,372
	Tomoku Co., Ltd.	302,000	523,395
	Topy Industries, Ltd.	768,000	2,184,042
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,928,994
	Toyo Kohan Co., Ltd.	335,000	1,756,917
#	TYK Corp.	145,000	329,851
#	Ube Material Industries, Ltd.	282,000	708,140
#	Wood One Co., Ltd.	173,000	1,085,627

Yamamura Glass Co., Ltd.	369,000	$755,422
Yodogawa Steel Works, Ltd.	641,500	3,134,707
Yuki Gosei Kogyo Co., Ltd.	49,000	136,546
# Yushiro Chemical Industry Co., Ltd.	53,000	915,124
Total Materials		156,300,782

Real Estate Investment Trusts — (0.0%)
Urban Corp.	150,300	650,381

Utilities — (0.5%)
Hokkaido Gas Co., Ltd.	215,000	549,202
Hokuriku Gas Co., Ltd.	99,000	300,497
# Okinawa Electric Power Co., Ltd.	61,171	2,413,637
# Saibu Gas Co., Ltd.	1,331,000	3,293,231
Shizuoka Gas Co., Ltd.	265,000	1,692,340
# Tokai Corp.	265,000	1,184,896
Total Utilities		9,433,803

TOTAL COMMON STOCKS		1,378,949,261

RIGHTS/WARRANTS — (0.0%)
* Banners Co., Ltd. Rights 05/23/08	129,000	2,588
* Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—
TOTAL RIGHTS/WARRANTS		2,588

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.19%, 04/01/08 (Collateralized by $175,000 FNMA 5.50%, 02/25/36, valued at $150,127) to be repurchased at $145,009	$145	145,000

SECURITIES LENDING COLLATERAL — (28.4%)
@ Repurchase Agreement, Barclays Capital Inc. 2.50%, 04/01/08 (Collateralized by $101,140,000 FHLMC 2.535%, 07/10/09, valued at $102,002,800) to be repurchased at $100,006,944	100,000	100,000,000
@ Repurchase Agreement, BNP Paribas Securities 2.40%, 04/01/08 (Collateralized by $51,836,992 FNMA, rates ranging from 5.500% to 5.778%(r), maturities ranging from 05/01/37 to 11/01/37, valued at $51,000,001) to be repurchased at $50,003,333	50,000	50,000,000
@ Repurchase Agreement, Deutsche Bank Securities 2.500%, 04/01/08 (Collateralized by $617,268,642 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/33 to 03/01/38, valued at $404,538,389) to be repurchased at $396,633,778	396,606	396,606,263

TOTAL SECURITIES LENDING COLLATERAL		546,606,263

TOTAL INVESTMENTS - (100.0%)
(Cost $2,133,637,350)##		$1,925,703,112

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,442,534
Level 2 – Other Significant Observable Inputs	1,923,260,578
Level 3 – Significant Unobservable Inputs	—
Total	$1,925,703,112

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (44.6%)
COMMON STOCKS — (44.5%)
#	ABB Grain, Ltd.	773,931	$6,230,048
#	ABC Learning Centres, Ltd.	575,970	741,403
*	Adacel Technologies, Ltd.	113,249	47,432
*	Adamus Resources, Ltd.	532,491	243,978
	ADCorp Australia, Ltd.	229,411	79,900
	Adelaide Brighton, Ltd.	1,665,138	5,203,483
# *	Admiralty Resources NL	3,945,183	685,774
	Adtrans Group, Ltd.	32,047	120,480
# *	AED Oil, Ltd.	417,895	886,976
	Aevum, Ltd.	393,598	680,843
*	Agenix, Ltd.	707,478	74,281
# *	Aim Resources, Ltd.	4,675,484	326,593
*	Ainsworth Game Technology, Ltd.	393,653	72,673
#	AJ Lucas Group, Ltd.	228,401	797,816
# *	Alchemia, Ltd.	565,630	224,016
#	Alesco Corp., Ltd.	409,924	3,646,738
*	Alkane Resources, Ltd.	938,520	308,245
# *	Allegiance Mining NL	2,762,269	2,792,673
# *	Alliance Resources, Ltd.	1,027,029	675,314
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	76,247
*	Amadeus Energy, Ltd.	819,137	411,292
	Amalgamated Holdings, Ltd.	382,671	1,889,417
	Amcom Telecommunications, Ltd.	1,135,725	223,858
	Ammtec, Ltd.	8,165	23,905
*	Andean Resources, Ltd.	1,541,141	2,392,143
*	Anglo Australian Resources NL	1,799,335	73,927
	Ansell, Ltd.	722,409	7,707,571
# *	Antares Energy, Ltd.	627,352	42,427
# *	Anzon Australia, Ltd.	1,313,500	1,703,506
	AP Eagers, Ltd.	34,403	440,193
#	APA Group	1,461,252	3,815,159
*	Aquila Resources, Ltd.	563,164	5,173,713
# *	Arana Therapeutics, Ltd.	792,367	682,008
	ARB Corporation, Ltd.	311,295	1,106,325
# *	ARC Energy, Ltd.	1,469,549	1,670,283
	Ariadne Australia, Ltd.	291,838	120,862
# *	Arrow Energy NL	2,791,043	4,519,253
#	ASG Group, Ltd.	167,393	170,276
	Aspen Group	1,015,425	1,566,316
#	Astron, Ltd.	81,870	148,146
	Atlas Group Holding, Ltd.	469,001	214,708
#	Atlas South Sea Pearl, Ltd.	82,585	30,295
*	Aurora Oil and Gas, Ltd.	589,181	134,426
	Ausdrill, Ltd.	631,738	1,168,763
	Ausmelt, Ltd.	44,782	44,279
#	Austal, Ltd.	679,358	1,606,319

# *	Austar United Communications, Ltd.	4,263,702	$5,192,328
	Austereo Group, Ltd.	1,439,384	2,246,371
*	Austpac Resources NL	2,595,102	213,262
#	Australian Agricultural Co., Ltd.	964,393	2,307,714
#	Australian Infrastructure Fund	1,850,740	4,610,893
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,471,223
# *	Australian Vintage, Ltd.	528,112	626,534
*	Australian Worldwide Exploration, Ltd.	2,316,376	7,488,085
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	29,308
	Automotive Holdings Group	171,487	411,452
# *	Autron Corporation, Ltd.	989,247	49,724
# *	Avexa, Ltd.	167,778	52,535
*	Aviva Corp., Ltd.	26,838	19,654
#	AVJennings, Ltd.	935,484	530,509
#	AWB, Ltd.	1,653,727	4,177,538
#	Babcock & Brown Communities, Ltd.	3,404,555	1,713,917
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	241,953
*	Ballarat South Gold, Ltd.	1,996	16,461
#	Bank of Queensland, Ltd.	631,869	9,537,284
#	Beach Petroleum, Ltd.	4,829,755	5,569,942
*	Beaconsfield Gold NL	89,078	15,530
#	Becton Property Group	759,888	1,530,041
# *	Bemax Resources, Ltd.	3,453,449	759,463
#	Bendigo and Adelaide Bank, Ltd.	1,002,163	10,935,496
# *	Bendigo Mining, Ltd.	2,274,874	605,180
	Beyond International, Ltd.	61,256	55,142
# *	Biota Holdings, Ltd.	940,673	1,036,568
#	Blackmores, Ltd.	69,580	1,178,395
*	Blina Diamonds, Ltd.	15,073	1,506
*	BMA Gold, Ltd.	710,924	13,644
#	Boom Logistics, Ltd.	859,852	780,505
*	Boulder Steel, Ltd.	1,667,795	251,955
# *	BQT Solutions, Ltd.	659,898	39,272
#	Bradken, Ltd.	531,126	3,266,815
*	Breakaway Resporces. Ltd.	755,280	290,631
	Brickworks, Ltd.	102,579	943,847
	BSA, Ltd.	468,015	204,520
#	Cabcharge Australia, Ltd.	530,107	4,743,734
# *	Calliden Group, Ltd.	633,393	227,272
#	Campbell Brothers, Ltd.	233,818	5,358,646
*	Cape Range Wireless, Ltd.	59,688	13,092
# *	Capral, Ltd.	743,515	205,116
#	Cardno, Ltd.	235,175	1,141,117
*	Carnarvon Petroleum, Ltd.	2,969,176	1,351,427
*	Carnegie Corp., Ltd.	935,760	270,573
*	Carpentaria Exploration, Ltd.	102,749	10,329
#	Cash Converters International, Ltd.	1,086,054	299,200
# *	CBH Resources, Ltd.	3,882,884	1,283,219
*	CDS Technologies, Ltd.	13,276	11,526
#	CEC Group, Ltd.	181,927	113,810
#	Cedar Woods Properties, Ltd.	92,313	270,694
*	Cellestis, Ltd.	395,742	812,085
*	Cellnet Group, Ltd.	216,083	70,951
# *	Centamin Egypt, Ltd.	1,999,131	2,742,176
#	Centennial Coal Co., Ltd.	1,503,586	5,623,801
*	Ceramic Fuel Cells, Ltd.	1,152,980	522,450
	Chandler Macleod, Ltd.	86,879	52,112

	Charter Hall Group	1,590,378	$2,046,662
*	Chemeq, Ltd.	166,742	12,648
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	413,811
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,634
*	Circadian Technologies, Ltd.	64,591	60,417
# *	Citigold Corp., Ltd.	3,315,377	1,044,072
#	City Pacific, Ltd.	664,428	746,898
# *	CityView Corp., Ltd.	1,346,533	136,156
#	Clarius Group, Ltd.	260,257	400,331
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	388,917
#	Clive Peeters, Ltd.	23,012	19,286
# *	Clough, Ltd.	2,540,571	1,612,908
*	Clover Corp., Ltd.	269,348	35,701
	CMI, Ltd.	81,810	82,393
*	CO2 Group, Ltd.	844,559	340,118
# *	Coal of Africa, Ltd.	528,885	1,093,710
#	Codan, Ltd.	142,942	98,629
*	Coeur d’Alene Mines Corp.	228,914	951,882
#	Coffey International, Ltd.	555,260	1,079,506
#	Collection House, Ltd.	385,044	213,105
# *	Commander Communications, Ltd.	929,503	110,669
# *	Compass Resources NL	523,704	849,088
*	ComTel Corp., Ltd.	120,514	17,558
*	Coneco, Ltd.	27,850	1,745
#	ConnectEast Group	6,228,741	7,457,237
# *	Conquest Mining, Ltd.	1,039,761	365,800
#	Consolidated Rutile, Ltd.	1,468,122	524,998
*	Coplex Resources NL	231,400	19,033
# *	Copperco, Ltd.	1,811,991	809,902
#	Corporate Express Australia, Ltd.	611,408	3,082,951
#	Count Financial, Ltd.	1,080,892	1,923,042
*	Coventry Group, Ltd.	136,019	207,243
	CP1, Ltd.	471,500	101,412
	CPI Group, Ltd.	68,585	22,832
#	Crane Group, Ltd.	318,130	4,464,088
#	Credit Corp. Group, Ltd.	50,711	42,852
*	Crescent Gold, Ltd.	1,124,856	296,908
*	Croesus Mining NL	58,537	220,675
# *	CuDeco, Ltd.	419,252	1,157,400
# *	Cue Energy Resources, Ltd.	452,354	88,868
# *	Customers, Ltd.	5,543,725	361,196
*	Cytopia, Ltd.	187,724	51,770
	Danks Holdings, Ltd.	10,425	73,959
	Data#3, Ltd.	5,572	29,698
#	David Jones, Ltd.	2,419,149	8,098,474
# *	Deep Yellow, Ltd.	5,006,288	1,174,510
#	Devine, Ltd.	824,548	861,804
*	Dioro Exploration NL	178,367	197,777
	DKN Financial Group, Ltd.	916	756
#	Dominion Mining, Ltd.	448,179	1,382,669
	Downer EDI, Ltd.	1,543,149	8,844,669
*	Dragon Mining, Ltd.	1,665,100	152,100
*	Drillsearch Energy, Ltd.	4,394,338	157,179
#	DUET Group	2,740,293	7,684,331
	Dyno Nobel, Ltd.	4,254,624	9,989,342
# *	Eastern Star Gas, Ltd.	2,538,208	842,234
*	Ellex Medical Lasers, Ltd.	162,000	85,799
#	Energy Developments, Ltd.	619,845	1,333,682

*	Energy World Corp., Ltd.	4,711,617	$5,710,067
*	engin, Ltd.	1,214,591	35,323
#	Envestra, Ltd.	3,655,056	2,446,434
	Envirozel, Ltd.	611,875	162,039
#	Equigold NL	868,155	3,688,275
*	ERG, Ltd.	3,388,940	139,372
# *	Espreon, Ltd.	178,000	70,336
#	Euroz, Ltd.	4,019	11,158
# *	Falcon Minerals, Ltd.	595,369	90,360
#	Fantastic Holdings, Ltd.	363,333	1,010,335
#	Felix Resources, Ltd.	776,216	8,824,210
*	Fig Tree Developments, Ltd.	20,365	404
*	First Australian Resources, Ltd.	1,464,976	129,516
#	FKP Property Group	1,187,789	3,111,487
#	Fleetwood Corp., Ltd.	219,801	1,655,421
#	Flight Centre, Ltd.	275,063	5,349,573
	Forest Enterprises Australia, Ltd.	1,513,062	717,608
*	Forge Group, Ltd.	170,828	120,723
#	Funtastic, Ltd.	678,385	246,229
*	Fusion Resources, Ltd.	7,950	4,366
#	Futuris Corp., Ltd.	3,003,756	5,217,224
*	Gale Pacific, Ltd.	125,851	33,145
	Gazal Corp., Ltd.	104,542	197,553
*	Genetic Technologies, Ltd.	830,383	80,332
# *	Geodynamics, Ltd.	902,956	1,308,767
# *	Gindalbie Metals, Ltd.	1,817,381	1,266,442
*	Giralia Resources NL	625,030	725,230
*	Glengarry Resources, Ltd.	768,955	64,768
*	Globe International, Ltd.	88,283	63,849
*	Golden Gate Petroleum, Ltd.	797,686	183,058
*	Goldsearch, Ltd.	423,975	17,925
	Goodman Fielder, Ltd.	1,840,000	3,039,441
	Gowing Bros., Ltd.	79,311	233,303
	Graincorp, Ltd. Series A	248,113	2,738,912
# *	Grange Resources, Ltd.	451,979	580,834
#	GRD, Ltd.	868,801	851,997
#	Great Southern, Ltd.	1,440,918	2,221,112
#	GUD Holdings, Ltd.	333,245	2,949,229
#	Gunns, Ltd.	2,009,450	5,774,418
#	GWA International, Ltd.	1,012,287	2,984,503
	Hastie Group, Ltd.	497,222	1,416,327
*	Havilah Resources NL	280,570	304,415
#	Healthscope, Ltd.	1,021,829	4,877,667
*	Herald Resources, Ltd.	872,076	2,147,474
# *	Heron Resources, Ltd.	673,833	320,535
	HGL, Ltd.	103,827	177,573
# *	Highlands Pacific, Ltd.	2,651,500	242,537
#	Hills Industries, Ltd.	713,997	3,068,043
# *	Horizon Oil, Ltd.	3,227,717	819,410
#	Housewares International, Ltd.	569,039	955,496
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	209,107
*	Hyro, Ltd.	1,500,097	63,416
# *	IBA Health Group, Ltd.	2,008,834	860,919
*	ICSGlobal, Ltd.	249,107	29,607
	IDT Australia, Ltd.	82,205	146,098
#	iiNet, Ltd.	487,339	890,803
#	Iluka Resources, Ltd.	2,019,053	8,677,126
	Imdex, Ltd.	812,684	1,332,395

*	Imugene, Ltd.	474,785	$41,646
*	IMX Resources Mining NL	606,340	277,608
#	Independence Group NL	518,674	3,804,395
# *	Independent Practitioner Network, Ltd.	457,414	66,176
*	Indo Mines, Ltd.	108,199	94,769
# *	Indophil Resources NL	1,738,038	1,272,265
#	Industrea, Ltd.	2,956,173	1,013,525
#	Infomedia, Ltd.	1,458,074	454,111
# *	Innamincka Petroleum, Ltd.	799,831	477,302
	Integrated Research, Ltd.	261,513	89,739
*	Intellect Holdings, Ltd.	48,362	1,807
*	Intermoco, Ltd.	2,462,900	70,470
# *	Intrepid Mines, Ltd.	622,389	113,324
*	Investika, Ltd.	3,500	8,317
#	Invocare, Ltd.	489,256	2,926,246
#	IOOF Holdings, Ltd.	317,638	1,728,823
#	Iress Market Technology, Ltd.	467,059	2,953,616
*	Ixla, Ltd.	89,921	1,890
# *	Jabiru Metals, Ltd.	1,854,281	1,069,280
#	JB Hi-Fi, Ltd.	456,439	3,772,038
*	Jumbuck Entertainment, Ltd.	7,000	4,093
	Just Group, Ltd.	729,200	2,642,870
	K&S Corp., Ltd.	149,522	406,398
#	Kagara, Ltd.	831,710	3,340,331
*	Keycorp, Ltd.	215,466	32,429
# *	Kings Minerals NL	1,634,196	495,150
# *	Kingsgate Consolidated, Ltd.	396,444	1,605,952
	Kresta Holdings, Ltd.	507,262	129,171
*	Lafayette Mining, Ltd.	1,963,956	26,923
*	Lakes Oil NL	11,368,868	72,313
*	Lednium, Ltd.	195,019	14,258
	Lemarne Corp., Ltd.	30,790	82,014
*	Leyshon Resources, Ltd.	103,357	48,744
# *	Life Therapeutics, Ltd.	393,649	37,849
#	Living and Leisure Australia, Ltd.	612,226	201,425
*	Lodestar Minerals, Ltd.	96,976	7,533
*	Longreach Group, Ltd.	92,007	2,159
	Lycopodium, Ltd.	45,700	150,694
# *	Lynas Corp., Ltd.	2,473,985	2,926,413
#	MacArthur Coal, Ltd.	750,573	8,982,841
#	MacMahon Holdings, Ltd.	2,624,432	3,573,037
# *	Macmin Silver, Ltd.	2,087,514	321,633
#	Macquarie Media Group, Ltd.	803,130	2,715,924
*	Macquarie Telecom Group, Ltd.	35,019	30,586
# *	Marion Energy, Ltd.	1,207,208	851,129
	Maryborough Sugar Factory, Ltd.	2,560	5,483
	MaxiTRANS Industries, Ltd.	851,039	495,397
	McMillan Shakespeare, Ltd	194,418	576,070
	McPherson’s, Ltd.	303,441	782,937
*	Mega Uranium	48,090	277,498
#	Melbourne IT, Ltd.	362,091	936,812
*	Mercury Mobility, Ltd.	232,538	40,374
#	Mermaid Marine Australia, Ltd.	671,857	867,519
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	32,317
# *	Metal Storm, Ltd.	2,280,892	130,640
*	Midwest Corp., Ltd.	926,668	5,146,351
*	Mikoh Corp., Ltd.	611,820	215,337
*	Millennium Minerals, Ltd.	904,454	59,993

#	Mincor Resources NL	966,747	$2,706,441
# *	Mineral Deposits, Ltd.	1,730,990	1,583,559
	Mitchell Communications Group, Ltd.	1,143,213	712,844
# *	Molopo Australia, Ltd.	738,668	543,209
#	Monadelphous Group, Ltd.	375,483	4,788,365
# *	Morning Star Gold NL	25,000	5,841
#	Mortgage Choice, Ltd.	722,000	986,166
*	Mosaic Oil NL	2,081,400	219,807
*	Mount Gibson Iron, Ltd.	3,182,221	8,347,739
# *	Murchison Metals, Ltd.	1,501,421	5,408,648
# *	Murchison United NL	850,000	89,612
*	MXL, Ltd.	2,132,080	19,485
# *	MYOB, Ltd.	1,540,742	2,159,023
	Namoi Cotton Cooperative, Ltd.	196,490	69,227
#	National Can Industries, Ltd.	97,017	150,311
	National Hire Group, Ltd.	102,000	185,815
#	Navitas, Ltd.	1,153,075	1,918,236
#	New Hope Corp., Ltd.	3,679,696	8,946,427
# *	Nexus Energy, Ltd.	2,385,311	3,290,632
*	Nido Petroleum, Ltd.	3,907,766	946,421
*	North Australian Diamonds, Ltd.	3,646,488	43,473
# *	Novogen, Ltd.	391,594	359,317
#	Nufarm, Ltd.	424,178	6,663,326
*	NuSep, Ltd.	17,442	1,907
# *	Nylex, Ltd.	173,801	114,665
#	Oakton, Ltd.	386,916	1,290,628
*	Orbital Corp., Ltd.	2,045,099	187,162
#	OrotonGroup, Ltd.	79,968	251,907
	Over Fifty Group, Ltd.	38,567	42,085
	Pacific Brands, Ltd.	2,599,981	4,828,809
# *	Pan Australian Resources, Ltd.	7,257,513	6,943,326
# *	Pan Pacific Petroleum NL	2,658,114	571,473
	Paperlinx, Ltd.	2,187,424	5,520,048
*	Payce Consolidated, Ltd.	29,670	65,755
#	Peet, Ltd.	995,660	2,378,739
#	Perilya, Ltd.	921,802	849,422
#	Perpetual Trustees Australia, Ltd.	55,000	2,714,738
*	Petra Diamonds, Ltd.	65,193	224,616
# *	Petsec Energy, Ltd.	702,084	452,366
# *	Pharmaxis, Ltd.	708,984	1,350,011
#	Photon Group, Ltd.	270,932	919,334
*	Planet Gas, Ltd.	735,200	60,397
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	866,470	2,023,712
	PMP, Ltd.	1,845,125	2,566,428
*	Polartechnics, Ltd.	475,707	43,165
#	Port Bouvard, Ltd.	726,582	587,005
# *	Portman, Ltd.	622,748	7,096,347
# *	Poseidon Nickel, Ltd.	670,939	373,554
	PPK Group, Ltd.	99,965	71,271
*	Prana Biotechnology, Ltd.	195,424	87,541
	Primary Health Care, Ltd.	735,495	4,082,499
#	Prime Media Group, Ltd.	421,327	1,339,368
# *	Progen Pharmaceuticals, Ltd.	190,880	267,095
#	Programmed Maintenance Service, Ltd.	434,830	2,066,331
# *	pSvida, Ltd.	1,918,197	132,574
# *	Queensland Gas Co., Ltd.	70,000	236,952
#	Ramsay Health Care, Ltd.	498,148	4,911,601

	Raptis Group, Ltd.	12,000	$10,199
#	RCR Tomlinson, Ltd.	594,680	583,509
#	Reckon, Ltd.	141,500	160,020
	Redflex Holdings, Ltd.	370,671	1,069,631
#	Reece Australia, Ltd.	244,737	5,152,951
*	Renison Consolidated Mines NL	1,364,371	35,854
*	Repcol, Ltd.	554,848	50,708
# *	Resolute Mining, Ltd.	1,474,032	2,755,178
	Reverse Corp., Ltd.	236,664	575,631
#	Ridley Corp., Ltd.	1,265,598	1,299,137
# *	Riversdale Mining, Ltd.	789,786	5,964,205
# *	Roc Oil Co., Ltd.	1,623,511	3,449,377
	Rock Building Society, Ltd.	25,092	73,007
	Ross Human Directions, Ltd.	143,511	60,499
#	Ruralco Holdings, Ltd.	71,953	263,025
#	SAI Global, Ltd.	678,767	1,741,782
*	Salinas Energy, Ltd.	888,265	255,440
#	Sally Malay Mining, Ltd.	921,464	4,446,588
#	Salmat, Ltd.	761,346	2,255,074
*	Samson Oil & Gas, Ltd.	677,329	86,247
#	Schaffer Corp., Ltd.	33,766	247,402
	SDI, Ltd.	374,482	92,662
#	Seek, Ltd.	819,598	3,968,638
#	Select Harvests, Ltd.	179,659	1,058,790
# *	Senetas Corp., Ltd.	1,846,596	100,963
#	Servcorp, Ltd.	302,150	1,291,224
#	Service Stream, Ltd.	882,207	1,293,293
*	Shield Mining, Ltd.	72,292	7,273
#	Sigma Pharmaceuticals, Ltd.	3,412,180	3,905,881
# *	Silex System, Ltd.	590,711	2,744,810
# *	Sino Gold Mining, Ltd.	875,027	5,962,259
*	Sino Strategic International, Ltd.	130,864	58,030
*	Sipa Resources International N.L.	250,000	18,250
# *	Sirtex Medical, Ltd.	216,786	653,463
#	Skilled Group, Ltd.	408,647	1,384,460
#	SMS Management & Technology, Ltd.	292,441	1,357,791
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	538,286
	Specialty Fashion Group, Ltd.	807,082	896,185
*	Sphere Investments, Ltd. (6162272)	560,515	915,353
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	927,952	2,804,651
*	ST Synergy, Ltd.	33,420	16,798
# *	St. Barbara, Ltd.	3,302,450	2,598,830
	Staging Connections Group, Ltd.	307,232	101,569
# *	Starpharma Holdings, Ltd.	497,958	146,537
#	Straits Resources, Ltd.	897,132	5,053,583
*	Strategic Minerals Corp. NL	358,100	21,048
	Structural Systems, Ltd.	177,188	389,757
	Stuart Petroleum, Ltd.	201,731	179,188
#	STW Communications Group, Ltd.	1,132,098	2,312,907
# *	Sundance Resources, Ltd.	5,993,157	1,372,973
#	Sunland Group, Ltd.	871,392	1,980,333
	Super Cheap Auto Group, Ltd.	727,332	2,102,841
*	Symex Holdings, Ltd.	355,611	143,227
	Talent2 International, Ltd.	474,826	783,558
# *	Tamaya Resources, Ltd.	5,021,812	596,151
*	Tandou, Ltd.	10,230	3,096

*	Tap Oil, Ltd.	721,216	$1,071,613
#	Tassal Group, Ltd.	524,293	1,099,989
	Technology One, Ltd.	1,346,767	887,624
#	Ten Network Holdings, Ltd.	1,551,317	3,057,553
	TFS Corp., Ltd.	863,417	696,690
	Thakral Holdings Group	2,527,142	2,071,046
	The Reject Shop, Ltd.	114,737	1,042,602
#	Timbercorp, Ltd.	1,484,674	1,695,745
*	TNG, Ltd.	577,349	146,502
*	Tooth & Co., Ltd.	153,000	6,991
	Tower Australia Group, Ltd.	1,413,642	2,884,930
# *	Tox Free Solutions, Ltd.	303,107	468,896
#	Transfield Services, Ltd.	502,277	5,068,724
	Troy Resources NL	269,313	598,167
	Trust Co., Ltd.	80,260	609,486
*	Unilife Medical Solutions, Ltd.	544,389	119,804
*	Union Resources, Ltd.	1,290,000	14,045
#	United Group, Ltd.	411,000	4,559,242
#	UXC, Ltd.	898,950	894,422
# *	Ventracor, Ltd.	1,048,486	324,479
*	View Resources, Ltd.	1,283,369	152,473
	Village Roadshow, Ltd.	609,437	1,514,583
#	Virgin Blue Holdings, Ltd.	833,222	944,304
#	Vision Group Holdings, Ltd.	303,376	578,828
	Washington H. Soul Pattinson & Co., Ltd.	20,082	138,837
#	Watpac, Ltd.	483,687	932,284
#	Wattyl, Ltd.	407,907	686,091
	Webjet, Ltd.	373,212	477,976
	Webster, Ltd.	149,458	148,775
*	Wentworth Holdings, Ltd.	316,666	22,576
# *	Western Areas NL	694,336	3,754,380
#	WHK Group, Ltd.	1,123,295	1,633,922
#	Wide Bay Australia, Ltd.	54,518	453,698
	Willmott Forests, Ltd.	51,672	67,066
# *	Windimurra Vanadium, Ltd.	537,429	1,040,929
*	Zinc Co. Australia, Ltd.	60,894	5,868
TOTAL COMMON STOCKS			599,557,031

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	799,371

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	28,357
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,027
*	Chrome Corp., Ltd. Options 09/30/09	1,600	9
*	Cluff Resources Pacific NL Options 11/30/08	303,915	278
*	Havilah Resources NL Warrants 04/30/10	2,017	1,106
*	Mosaic Oil NL Options 05/31/09	94,609	1,730
*	Oceana Gold Corp. Options 01/01/09	75,419	10,511
TOTAL RIGHTS/WARRANTS			48,018

TOTAL — AUSTRALIA			600,404,420

HONG KONG — (13.4%)
COMMON STOCKS — (13.4%)
	ABC Communications (Holdings), Ltd.	930,000	$69,517
	Aeon Credit Service (Asia) Co., Ltd.	740,000	614,005
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	467,929
	Alco Holdings, Ltd.	1,468,000	483,375
	Allan International Holdings	592,000	96,665
#	Allied Group, Ltd.	683,200	2,571,995
	Allied Properties, Ltd.	10,756,000	2,188,691
*	A-Max Holdings, Ltd.	16,500,000	151,301
*	Applied Development Holdings, Ltd.	1,243,000	61,165
*	APT Satellite Holdings, Ltd.	850,000	180,061
*	Artfield Group, Ltd.	466,000	76,438
	Arts Optical International Holdings	730,000	274,859
	Asia Commercial Holdings, Ltd.	131,040	12,324
#	Asia Financial Holdings, Ltd.	2,600,908	1,277,824
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,864,583
	Asia Standard Hotel	26,194,087	257,208
	Asia Standard International Group, Ltd.	24,409,324	463,718
*	Asia TeleMedia, Ltd.	2,832,000	36,494
*	Asian Union New Media Group, Ltd.	33,420,000	585,210
*	Associated International Hotels	974,000	1,946,381
	Automated Systems Holdings, Ltd.	340,000	81,041
*	B.A.L. Holdings, Ltd.	243	2
# *	Beijing Development (Hong Kong), Ltd.	166,000	68,699
*	Bossini International Holdings, Ltd.	3,871,500	182,624
*	Burwill Holdings, Ltd.	2,553,200	128,966
#	Cafe de Coral Holdings, Ltd.	1,440,000	2,758,270
*	Capital Estate, Ltd.	25,570,000	294,793
	Capital Strategic Investment, Ltd.	13,882,500	466,962
	CASH Financial Services Group, Ltd.	597,825	51,664
# *	Casil Telecommunications Holdings, Ltd.	1,988,000	170,547
# *	CATIC International Holdings, Ltd.	5,332,000	186,160
	CCT Telecom Holdings, Ltd.	1,724,970	274,165
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	117,927
#	Century City International	43,326,000	603,373
	Champion Technology Holdings, Ltd.	4,373,456	747,416
	Chen Hsong Holdings, Ltd.	1,576,000	744,031
	Cheuk Nang (Holdings), Ltd.	491,455	350,165
	Chevalier International Holdings, Ltd.	733,482	579,507
	Chevalier Pacific Holdings, Ltd.	355,250	92,021
*	China Best Group Holding, Ltd.	15,166,000	265,247
*	China Digicontent Co., Ltd.	2,710,000	3,482
	China Electronics Corp. Holdings Co., Ltd.	890,250	223,975
# *	China Grand Forestry Resources Group, Ltd.	19,340,000	2,136,685
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	172,333
*	China Infrastructure Investment, Ltd.	6,280,000	342,203
*	China Investments Holdings, Ltd.	210,000	8,674
#	China Metal International Holdings, Ltd.	2,844,000	716,217
*	China Motion Telecom International, Ltd.	5,080,000	236,152
	China Motor Bus Co.	74,000	590,679
*	China Oil & Gas Group, Ltd.	1,573,200	114,334
*	China Properties Investment Holdings, Ltd.	510,000	29,286
*	China Renji Medical Group, Ltd.	26,682,000	310,402
	China Resources Logic, Ltd.	708,600	873,484
*	China Resources Microelectronics, Ltd.	12,754,800	478,067
*	China Sciences Conservational Power, Ltd.	210,400	19,465
*	China Sci-Tech Holdings, Ltd.	28,646,600	458,735
# *	China Seven Star Shopping, Ltd.	12,410,000	296,803
	China Shineway Pharmaceutical Group, Ltd.	1,523,800	1,074,634

# *	China Solar Energy Holdings, Ltd.	11,802,905	$741,947
*	China Star Entertainment, Ltd.	660,438	4,780
*	China Timber Resources Group, Ltd.	17,751,680	322,978
# *	China WindPower Group, Ltd.	183,400	10,697
#	China Wireless Technologies, Ltd.	5,152,000	461,810
*	China Zenith Chemical Group, Ltd.	8,037,500	343,939
	China Zirconium, Ltd.	1,164,000	165,736
# *	Chinese People Holdings Co., Ltd.	8,960,000	312,367
	Chinney Investments, Ltd.	1,144,000	120,064
#	Chong Hing Bank, Ltd.	1,137,000	2,695,194
	Chow Sang Sang Holdings	1,477,680	1,542,643
#	Chu Kong Shipping Development	1,584,000	256,253
	Chuang’s China Investments, Ltd.	3,082,500	233,406
	Chuang’s Consortium International, Ltd.	3,558,930	514,003
#	Chun Wo Development Holdings, Ltd.	2,002,926	285,298
	Chung Tai Printing Holdings, Ltd.	12,960,000	397,086
	City e-Solutions, Ltd.	186,000	22,873
	City Telecom, Ltd.	1,434,849	328,590
# *	Clear Media, Ltd.	1,135,000	951,322
*	Climax International Co., Ltd.	40,700	1,067
	CNT Group, Ltd.	3,182,693	90,371
	Coastal Greenland, Ltd.	6,438,000	981,270
	COL Capital, Ltd.	553,240	256,990
	Computer & Technologies Holdings, Ltd.	432,000	47,051
	Continental Holdings, Ltd.	98,825	19,846
	Convenience Retail Asia, Ltd.	64,000	23,026
#	Coslight Technology International Group, Ltd.	1,134,000	583,596
	Cosmos Machinery Enterprises, Ltd.	1,616,400	145,839
#	Cross-Harbour Holdings, Ltd.	591,520	578,523
*	Culturecom Holdings, Ltd.	12,299,000	219,501
	Daisho Microline Holdings, Ltd.	1,236,000	141,423
*	Dan Form Holdings Co., Ltd.	2,866,600	224,103
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	191,107
#	Dickson Concepts International, Ltd.	850,630	580,734
*	Dragon Hill Wuling Automobile	112,500	27,543
# *	DVN Holdings, Ltd.	2,398,516	217,747
*	Dynamic Global Holdings, Ltd.	3,522,000	49,422
	Dynamic Holdings, Ltd.	384,000	120,220
	Eagle Nice (International) Holdings, Ltd.	238,000	52,720
	EcoGreen Fine Chemical Group	1,112,000	297,120
*	Eforce Holdings, Ltd.	3,130,000	180,254
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,542
*	E-Kong Group, Ltd.	620,000	51,939
	Emperor Capital Group, Ltd.	749,672	78,854
#	Emperor Entertainment Hotel, Ltd.	2,410,000	564,709
	Emperor International Holdings, Ltd.	4,076,360	1,668,474
*	Enerchina Holdings, Ltd.	3,068,800	105,096
*	ENM Holdings, Ltd.	3,816,000	131,023
	EPI (Holdings), Ltd.	157,951	6,179
# *	eSun Holdings, Ltd.	2,167,600	700,567
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,442,825
*	Ezcom Holdings, Ltd.	72,576	448
#	Fairwood Holdings, Ltd.	316,600	358,758
#	Far East Consortium	4,398,517	1,680,941
*	Far East Golden Resources Group, Ltd.	1,248,000	28,846
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,365,000	277,804
	First Sign International Holdings, Ltd.	1,424,000	159,317

#	Fong’s Industries Co., Ltd.	1,470,000	$835,580
*	Forefront Group, Ltd.	987,000	31,466
*	Foundation Group, Ltd.	5,675,000	293,817
#	Fountain Set Holdings, Ltd.	2,150,000	342,152
	Four Seas Food Investment Holdings, Ltd.	202,184	31,219
	Four Seas Mercantile Holdings, Ltd.	592,000	220,593
*	Frasers Property China, Ltd.	16,477,000	459,501
*	Freeman Corp., Ltd.	13,388,491	60,775
	Fubon Bank Hong Kong, Ltd.	2,338,000	1,722,476
*	Fujian Holdings, Ltd.	237,800	13,610
	Fujikon Industrial Holdings, Ltd.	912,000	246,577
# *	Fushan International Energy Group, Ltd.	5,614,000	2,686,633
*	Genesis Energy Holdings, Ltd.	8,175,000	186,404
#	Get Nice Holdings, Ltd.	4,960,000	378,248
	Giordano International, Ltd.	4,322,000	1,756,051
#	Global Green Tech Group, Ltd.	2,807,600	432,097
*	Global Tech (Holdings), Ltd.	5,612,000	49,404
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,347,738
	Gold Peak Industries (Holdings), Ltd.	1,059,250	163,066
*	Goldbond Group Holdings, Ltd.	2,609,500	174,354
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	72,291
*	Golden Resorts Group, Ltd.	16,420,000	605,744
	Golden Resources Development International, Ltd.	2,848,500	250,823
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	712,887
	Golik Holdings, Ltd.	930,500	36,007
*	GR Vietnam Holdings, Ltd.	620,000	24,200
#	Grande Holdings, Ltd.	882,000	227,481
*	Green Global Resources, Ltd.	586,000	15,695
	Group Sense (International), Ltd.	2,448,000	88,562
	Guangnan Holdings, Ltd.	1,779,600	289,591
#	Hang Fung Gold Technology, Ltd.	1,860,482	530,003
	Hang Ten Group Holdings, Ltd.	1,705,850	129,917
	Hanny Holdings, Ltd.	7,440,000	125,167
# *	Hans Energy Co., Ltd.	7,556,000	475,038
#	Harbour Centre Development, Ltd.	593,000	948,207
*	Heng Tai Consumables Group, Ltd.	3,173,000	442,832
# *	Hi Sun Technology (China), Ltd.	4,959,000	635,751
	High Fashion International, Ltd.	268,000	86,655
#	HKR International, Ltd.	3,715,936	2,543,609
#	Hon Kwok Land Investment Co., Ltd	1,132,535	344,246
*	Hong Fok Land, Ltd.	1,210,000	1,555
	Hong Kong Catering Management, Ltd.	542,796	67,125
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	770,686
*	Hong Kong Parkview Group, Ltd.	1,130,000	222,068
	Hongkong Chinese, Ltd.	3,320,000	515,162
	Hop Fung Group Holdings, Ltd.	888,000	161,201
*	Hop Hing Group Holdings, Ltd.	660,265	61,368
	Hsin Chong Construction Group, Ltd.	1,569,658	298,084
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	270,406
	Huafeng Textile International Group, Ltd.	1,571,220	70,844
	Hung Hing Printing Group, Ltd.	1,603,275	537,422
	Hutchison Harbour Ring, Ltd.	16,156,000	1,250,173
*	Hycomm Wireless, Ltd.	4,709,000	35,197
#	I.T., Ltd.	2,734,000	768,327
	I-Cable Communications, Ltd.	4,440,000	662,590
*	IDT International, Ltd.	6,240,183	230,360
*	Imagi International Holdings, Ltd.	3,037,000	583,589

#	Integrated Distribution Services Group, Ltd.	775,000	$2,174,542
*	Interchina Holdings Co., Ltd.	32,405,000	305,742
	IPE Group, Ltd.	1,740,000	193,328
	ITC Corp., Ltd.	5,774,585	294,743
*	ITC Properties Group, Ltd.	5,460,920	167,871
*	Jinhui Holdings Co., Ltd.	1,348,000	840,473
	Jiuzhou Development Co., Ltd.	2,632,000	194,410
	Joyce Boutique Holdings, Ltd.	1,530,000	43,575
*	Junefield Department Store Group, Ltd.	256,000	5,921
#	K Wah International Holdings, Ltd.	5,799,405	2,266,731
*	Kai Yuan Holdings, Ltd.	3,640,000	80,950
	Kantone Holdings, Ltd.	8,010,130	653,371
# *	Karl Thomson Holdings, Ltd.	1,238,000	230,380
	Karrie International Holdings, Ltd.	1,433,600	124,496
	Keck Seng Investments	924,600	479,039
	Kee Shing Holdings	886,000	104,520
	Kin Yat Holdings, Ltd.	586,000	135,227
	King Fook Holdings	1,000,000	100,748
*	King Pacific International Holdings, Ltd.	1,404,200	22,012
#	Kingdee International Software Group Co., Ltd.	638,000	493,860
	Kingmaker Footwear Holdings, Ltd.	1,476,955	186,349
*	Kong Sun Holdings, Ltd.	2,198,000	7,061
*	KPI Co., Ltd.	396,000	22,385
	KTP Holdings, Ltd.	560,400	53,880
	Kwoon Chung Bus Holdings, Ltd.	556,000	84,306
	Lai Fung Holdings, Ltd.	18,003,000	685,590
*	Lai Sun Development Co., Ltd.	36,841,000	589,337
*	Lai Sun Garment International, Ltd.	4,010,000	228,022
	Lam Soon (Hong Kong), Ltd.	302,310	175,005
	Le Saunda Holdings, Ltd.	1,424,000	191,241
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,968
	Lee & Man Holdings, Ltd.	1,780,000	355,819
	Lerado Group Holding Co.	1,602,000	152,777
	Lippo, Ltd.	1,171,760	907,942
	Liu Chong Hing Investment, Ltd.	829,200	981,845
	Luen Thai Holdings, Ltd.	1,345,000	114,272
	Luk Fook Holdings (International), Ltd.	1,192,000	657,352
#	Luks Industrial Group, Ltd.	1,301,555	1,017,627
*	Lung Cheong International Holdings, Ltd.	2,426,000	111,901
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	784,366
*	M Dream Inworld, Ltd.	305	6
# *	Macau Success, Ltd.	5,560,000	739,433
*	MACRO-LINK International Holdings, Ltd.	1,036,250	126,916
*	Magnesium Resources Corp.	2,988,000	69,993
#	Magnificent Estates	12,744,000	355,381
	Mainland Headwear Holdings, Ltd.	765,600	139,456
#	Man Yue International Holdings, Ltd.	1,084,000	222,972
	Matrix Holdings, Ltd.	1,033,129	174,335
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,654,534
	Mei Ah Entertainment Group, Ltd.	1,732,000	90,355
	Melbourne Enterprises	45,500	343,750
	Midas International Holdings, Ltd.	774,000	40,410
#	Midland Holdings, Ltd.	2,466,000	2,472,299
#	Min Xin Holdings	1,137,200	446,532
# *	Minmetals Holdings, Ltd.	1,780,000	365,169
	Mirabell International Holdings	522,000	384,036
#	Miramar Hotel & Investment	788,000	1,149,236
*	Moulin Global Eyecare Holdings	699,274	—

	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	$429,429
*	Nan Hai Corp., Ltd.	119,172,743	1,220,828
	Nanyang Holdings	137,500	316,428
	National Electronics Holdings	2,156,000	136,233
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,282,062
	New Century Group Hong Kong, Ltd.	12,715,680	238,913
*	New Island Printing Holdings	176,000	14,021
*	New Smart Energy Group, Ltd.	432,800	8,381
*	New World Mobile Holdings, Ltd.	22,140	12,088
	Next Media, Ltd.	6,236,000	2,486,011
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	80,423
#	Norstar Founders Group, Ltd.	3,256,000	962,031
*	Orient Power Holdings, Ltd.	804,000	19,422
	Oriental Press Group	6,256,000	879,807
	Oriental Watch Holdings	610,000	276,184
#	Pacific Andes International Holdings, Ltd.	4,743,970	735,187
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,349,543
	Paliburg Holdings, Ltd.	22,758,300	637,873
*	Paradise Entertainment, Ltd.	3,969,000	52,068
	Paul Y Engineering Group, Ltd.	67,212	10,877
#	Peace Mark Holdings, Ltd.	2,738,022	2,493,874
*	Pearl Oriental Innovation, Ltd.	775,200	90,148
	Pegasus International Holdings, Ltd.	226,000	40,679
#	Pico Far East Holdings, Ltd.	3,864,000	459,290
#	Playmates Holdings, Ltd.	504,700	326,340
# *	Playmates Toys, Ltd.	504,700	22,697
	Pokfulam Development Co., Ltd.	234,000	181,305
*	Pokphand (C.P.) Co., Ltd.	5,970,000	291,925
*	Poly Investments Holdings, Ltd.	6,088,000	274,467
*	Polyard Petroleum International	1,220,000	18,605
	Ports Design, Ltd.	867,500	2,467,805
*	Premium Land, Ltd.	990,000	98,750
#	Prime Success International Group, Ltd.	4,538,000	2,448,652
	Proview International Holdings, Ltd.	1,584,884	108,748
#	Public Financial Holdings, Ltd.	2,462,000	2,060,856
#	PYI Corp., Ltd.	4,482,477	1,063,935
*	Pyxis Group, Ltd.	1,936,000	61,514
#	Qin Jia Yuan Media Services Co., Ltd.	1,414,392	857,148
*	QPL International Holdings, Ltd.	2,009,000	75,440
	Quality Healthcare Asia, Ltd.	478,995	186,163
	Raymond Industrial, Ltd.	675,400	87,349
#	Regal Hotels International Holdings, Ltd.	25,518,000	1,519,436
	Rivera Holdings, Ltd.	5,710,000	207,869
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,718,000	1,959,804
	Roadshow Holdings, Ltd.	1,456,000	141,211
	Royale Furniture Holdings, Ltd.	550,000	98,789
	S.A.S. Dragon Holdings, Ltd.	1,456,000	182,404
#	Sa Sa International Holdings, Ltd.	2,768,000	1,049,438
	Safety Godown Co., Ltd.	408,000	273,244
	Samson Paper Holdings, Ltd.	666,000	127,548
*	San Miguel Brewery	612,800	110,789
*	Sanyuan Group, Ltd.	415,000	7,999
	Sea Holdings, Ltd.	1,138,000	761,428
*	SEEC Media Group, Ltd.	2,550,000	113,351
*	Shanghai Allied Cement, Ltd.	1,402,080	136,380
# *	Shanghai Zenghai Property, Ltd.	14,702,000	442,975
#	Shaw Brothers Hong Kong, Ltd.	756,000	1,518,643

#	Shell Electric Manufacturing Co., Ltd.	1,254,172	$907,361
#	Shenyin Wanguo, Ltd.	1,212,500	877,837
#	Shougang Concord Century Holdings, Ltd.	3,916,000	365,843
*	Shougang Concord Grand (Group), Ltd.	2,451,000	199,161
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	297,291
#	Shui On Construction & Materials, Ltd.	720,000	1,698,115
*	Shun Ho Resources Holdings, Ltd.	483,000	73,019
*	Shun Ho Technology Holdings, Ltd.	1,037,452	154,520
	Silver Grant International	5,033,000	741,638
	Sincere Co., Ltd.	505,500	26,888
	Sing Tao News Corp., Ltd.	1,842,000	296,220
#	Singamas Container Holdings, Ltd.	1,838,000	520,667
	Sino Biopharmaceutical, Ltd.	5,880,000	1,161,815
*	Sino Gas Group, Ltd.	3,277,600	85,771
*	Sinocan Holdings, Ltd.	350,000	1,754
*	Sino-i Technology, Ltd.	51,703,158	559,431
# *	Skyfame Realty Holdings, Ltd.	2,737,750	499,482
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,382,955
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	542,774
	South China (China), Ltd.	5,620,000	419,703
	South China Financial Holdings, Ltd.	4,872,000	88,832
	Southeast Asia Properties & Finance, Ltd.	263,538	67,724
	Starlight International Holdings	1,903,792	167,077
	Stelux Holdings International, Ltd.	1,307,702	114,188
	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	183,979
	Sunway International Holdings, Ltd.	866,000	34,641
# *	Superb Summit International Timber Co., Ltd.	18,616,000	332,940
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	117,501
	Symphony Holdings, Ltd.	4,305,000	338,680
#	Tack Fat Group	4,448,000	393,714
#	Tai Cheung Holdings	1,771,000	945,484
	Tai Fook Securities Group, Ltd.	1,756,000	741,171
	Tai Sang Land Development, Ltd.	576,984	287,959
	Tak Sing Alliance Holdings	2,909,865	477,412
	Tan Chong International, Ltd.	1,212,000	383,027
*	TCC International Holdings, Ltd.	1,691,789	1,113,727
#	Techtronic Industries Co., Ltd.	4,788,500	4,759,740
*	Termbray Industries International	2,304,900	351,390
	Tern Properties	61,200	34,050
	Texhong Textile Group, Ltd.	1,930,000	251,781
	Texwinca Holdings, Ltd.	3,428,000	2,464,716
*	The Sun’s Group, Ltd.	25,506	6,150
#	Tian An China Investments	3,631,430	3,217,563
	Tian Teck Land	1,098,000	901,903
*	Titan Petrochemicals Group, Ltd.	11,740,000	567,904
*	Tomorrow International Holdings, Ltd.	1,296,420	44,994
	Tongda Group Holdings, Ltd.	8,210,000	292,536
#	Top Form International, Ltd.	2,760,000	195,438
*	Topsearch International (Holdings), Ltd.	234,000	11,332
	Tristate Holdings, Ltd.	188,000	41,714
#	Truly International Holdings	1,096,000	1,272,774
	Tungtex (Holdings) Co., Ltd.	910,000	231,081
	Tysan Holdings, Ltd.	1,040,773	123,776
*	United Power Investment, Ltd.	5,696,000	213,288
	Upbest Group, Ltd.	3,280,000	363,088
*	U-Right International Holdings, Ltd.	4,746,000	101,370

	USI Holdings, Ltd.	1,452,999	$881,299
	Van Shung Chong Holdings, Ltd.	359,335	40,322
	Varitronix International, Ltd.	1,058,293	620,699
	Vedan International (Holdings), Ltd.	640,000	54,559
	Veeko International Holdings, Ltd.	1,532,981	46,995
#	Victory City International Holdings	1,839,457	518,864
	Vital Pharmaceutical Holdings, Ltd.	470,000	14,562
#	Vitasoy International Holdings, Ltd.	2,805,000	1,225,169
# *	VODone, Ltd.	3,374,000	307,868
# *	Vongroup, Ltd.	10,865,000	394,107
	VST Holdings, Ltd.	2,202,000	468,183
	Wah Ha Realty Co., Ltd.	278,600	82,334
	Wai Kee Holdings, Ltd.	2,057,738	613,883
	Wang On Group, Ltd.	12,416,460	149,435
*	Warderly International Holdings, Ltd.	520,000	32,071
# *	Welling Holding, Ltd.	12,708,000	650,888
*	Willie International Holdings, Ltd.	17,190,400	287,451
*	Winfoong International, Ltd.	1,210,000	34,787
#	Wing On Co. International, Ltd.	802,000	1,344,539
*	Wing Shan International	896,000	44,872
	Wong’s International (Holdings), Ltd.	737,641	66,403
	Wong’s Kong King International (Holdings), Ltd.	120,000	17,751
*	Wonson International Holdings, Ltd.	9,420,000	202,807
*	Xpress Group, Ltd.	3,464,000	71,778
	Y. T. Realty Group, Ltd.	965,000	185,811
	Yangtzekiang Garment, Ltd.	607,500	152,484
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	80,195
	YGM Trading	284,000	187,690
	Yip’s Chemical Holdings, Ltd.	1,176,000	869,618
	Yugang International, Ltd.	23,540,000	477,829
*	Yunnan Enterprises Holdings, Ltd.	240,000	20,916
TOTAL COMMON STOCKS			180,502,827

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	144,252
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 09/06/08	3,470,259	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	871,215	7,276
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	285
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	6,274
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	410,800	8,498
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	2,065
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	17,186
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	7,338
*	Kantone Holdings, Ltd. Rights 01/08/09	1,416,104	9,098
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	5,293
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/08/10	2,528,700	20,145
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	17,578
*	South China (China), Ltd. Rights 09/06/10	1,124,000	41,883
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	2,379
# *	Tian An China Investments Rights 01/02/10	616,255	40,383
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			329,963

TOTAL — HONG KONG			180,832,790

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	$4,033
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			4,033

NEW ZEALAND — (3.6%)
COMMON STOCKS — (3.6%)
	Abano Healthcare Group, Ltd.	31,300	113,415
*	AFFCO Holdings, Ltd.	1,806,887	483,996
	Air New Zealand, Ltd.	238,430	241,813
	Cavalier Corp., Ltd.	283,674	567,113
*	CDL Investments New Zealand, Ltd.	370,498	118,836
	Colonial Motor Co., Ltd.	126,795	330,369
	Ebos Group, Ltd.	150,552	580,342
	Fisher & Paykel Appliances Holdings, Ltd.	1,443,987	2,673,235
#	Fisher & Paykel Healthcare Corp.	2,557,184	5,901,615
	Freightways, Ltd.	643,710	1,750,824
#	Hallenstein Glassons Holdings, Ltd.	241,638	711,634
	Hellaby Holdings, Ltd.	225,492	305,170
	Horizon Energy Distribution, Ltd.	40,420	99,567
	Infratil, Ltd. (6459286)	1,547,379	2,592,827
	Infratil, Ltd. (B24CYZ8)	231,120	208,847
#	Mainfreight, Ltd.	473,039	2,214,999
	Methven, Ltd.	10,000	11,195
	Michael Hill International, Ltd.	1,567,460	1,098,149
*	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	791,568
	New Zealand Exchange, Ltd.	57,282	326,990
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,345,522
	New Zealand Refining Co., Ltd.	487,342	2,667,185
	Northland Port Corp. (New Zealand), Ltd.	219,997	502,995
	Nuplex Industries, Ltd.	429,957	2,075,734
	Port of Tauranga, Ltd.	579,252	2,758,234
*	Provenco Group, Ltd.	524,201	131,594
#	Pumpkin Patch, Ltd.	606,913	874,681
	Pyne Gould Guinness, Ltd.	1,042,177	1,704,690
	Restaurant Brand New Zealand, Ltd.	369,175	229,883
*	Richina Pacific, Ltd.	309,644	126,771
*	Rubicon, Ltd.	995,760	681,876
#	Ryman Healthcare, Ltd.	2,404,707	3,236,685
	Sanford, Ltd.	418,047	1,363,366
	Scott Technology, Ltd.	60,843	64,648
*	Seafresh Fisheries, Ltd.	80,520	1,773
*	Skellerup Holdings, Ltd.	156,486	94,716
	Sky City Entertainment Group, Ltd.	1,862,368	5,407,455
	South Port New Zealand, Ltd.	30,744	52,128
#	Steel & Tube Holdings, Ltd.	404,138	905,916
	Taylors Group, Ltd.	29,646	29,717
*	Tenon, Ltd.	19,132	15,549
#	Tourism Holdings, Ltd.	402,452	554,800
	Tower, Ltd.	889,470	1,285,908
	Trustpower, Ltd.	3,300	19,617
	Warehouse Group, Ltd.	357,417	1,646,405

TOTAL — NEW ZEALAND			48,900,352

SINGAPORE — (9.6%)
COMMON STOCKS — (9.6%)
# *	Addvalue Technologies, Ltd.	1,043,000	$84,014
#	Advanced Holdings, Ltd.	691,000	136,968
	AEM Holdings, Ltd.	558,000	34,023
	Allgreen Properties, Ltd.	3,244,000	2,924,083
#	Aqua-Terra Supply Co., Ltd.	641,000	148,478
#	Armstrong Industrial Corp., Ltd.	1,460,000	288,873
*	ASA Group Holdings, Ltd.	586,000	19,078
#	Asia Environment Holdings, Ltd.	503,000	206,567
*	Asia Food and Properties, Ltd.	5,203,000	2,618,655
*	Asia-Pacific Strategic Investments, Ltd.	1,410	256
	ASL Marine Holdings, Ltd.	497,000	368,231
	A-Sonic Aerospace, Ltd.	626,996	41,469
	Aussino Group, Ltd.	967,000	225,444
*	Ban Joo - Company, Ltd.	928,000	41,163
	Best World International, Ltd.	307,500	150,799
	Beyonics Technology, Ltd.	1,945,800	362,346
	Bonvests Holdings, Ltd.	990,000	779,250
	BRC Asia, Ltd.	794,000	69,581
	Broadway Industrial Group, Ltd.	461,000	252,984
	Brothers (Holdings), Ltd.	504,628	81,005
#	Bukit Sembawang Estates, Ltd	348,003	2,269,252
	CEI Contract Manufacturing, Ltd.	432,000	53,727
	Cerebos Pacific, Ltd.	539,000	1,486,982
#	CH Offshore, Ltd.	1,568,200	655,542
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	2,675,365
	Chemical Industries (Far East), Ltd.	105,910	66,596
*	China Auto Corp., Ltd.	3,040,700	155,823
	China Dairy Group, Ltd.	1,502,000	247,100
#	China Merchants Holdings Pacific, Ltd.	809,000	466,124
*	China Petrotech Holdings	460,000	89,574
#	Chip Eng Seng Corp., Ltd.	1,775,000	560,747
	Chosen Holdings, Ltd.	1,284,000	157,411
	Chuan Hup Holdings, Ltd.	4,385,000	1,150,029
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	15,613
*	Compact Metal Industries, Ltd.	643,000	10,373
	Courts Singapore, Ltd.	495,000	172,494
#	Creative Technology Co., Ltd.	262,900	1,177,158
#	CSC Holdings, Ltd.	1,829,000	355,354
#	CSE Global, Ltd.	1,893,000	1,281,658
#	CWT, Ltd.	1,384,500	797,900
#	Delong Holdings, Ltd.	1,287,000	3,354,299
*	Digiland International, Ltd.	12,033,000	43,972
*	Eagle Brand Holdings, Ltd.	5,158,000	209,263
*	Ellipsiz, Ltd.	453,000	71,146
	Eng Wah Organisation, Ltd.	265,000	186,453
	Engro Corp., Ltd.	354,000	291,315
	Enporis Greenz, Ltd.	530,000	81,020
*	Enviro-Hub Holdings, Ltd.	1,445,666	413,299
	Eu Yan Sang International, Ltd.	182,000	75,872
	Eucon Holdings, Ltd.	755,000	38,597
#	Ezra Holdings Pte, Ltd.	1,462,000	2,217,135
#	F.J. Benjamin Holdings, Ltd.	1,095,000	331,610
#	Federal International (2000), Ltd.	502,000	154,498
	Fischer Tech, Ltd.	244,000	26,817
#	Food Empire Holdings, Ltd.	912,000	464,308

#	Freight Links Express Holdings, Ltd.	3,893,000	$198,436
*	Fu Yu Corp., Ltd.	2,273,750	207,595
	Furama, Ltd.	302,000	552,137
	GK Goh Holdings, Ltd.	1,494,000	1,087,831
# *	Global Voice Group, Ltd.	2,054,000	120,126
#	Goodpack, Ltd.	1,592,000	1,844,586
	GP Industries, Ltd.	3,120,209	958,023
	Grand Banks Yachts, Ltd.	250,000	163,451
	Hersing Corp., Ltd.	642,500	255,756
#	Hi-P International, Ltd.	1,973,000	725,865
	Ho Bee Investment, Ltd.	1,471,000	997,162
#	Hong Fok Corp., Ltd.	1,975,600	1,391,814
#	Hong Leong Asia, Ltd.	868,000	1,623,855
	Hotel Grand Central, Ltd.	1,060,514	736,091
	Hotel Plaza, Ltd.	1,723,500	2,371,790
#	Hotel Properties, Ltd.	1,715,600	3,414,960
	Hour Glass, Ltd.	622,744	389,172
#	HTL International Holdings, Ltd.	1,691,843	481,140
	Huan Hsin Holdings, Ltd.	1,138,400	450,393
#	HupSteel, Ltd.	1,687,875	370,490
#	Hwa Hong Corp., Ltd.	2,488,000	1,159,228
#	Hyflux, Ltd.	1,067,000	2,355,073
#	IDT Holdings, Ltd.	718,000	228,457
#	IFS Capital, Ltd.	348,000	184,185
*	Informatics Education, Ltd.	1,339,000	54,181
#	InnoTek, Ltd.	931,000	517,724
	Innovalues, Ltd.	630,000	87,360
	Intraco, Ltd.	292,500	93,804
	IPC Corp., Ltd.	700,000	51,268
	Isetan (Singapore), Ltd.	122,500	350,092
	Jadason Enterprises, Ltd.	1,108,000	84,716
*	Jasper Investments, Ltd.	2,267,000	32,896
	Jaya Holdings, Ltd.	2,313,000	2,503,803
	JK Yaming International Holdings, Ltd.	907,000	240,514
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	489,108
	K1 Ventures, Ltd.	5,340,500	758,140
#	Keppel Telecommunications and Transportation, Ltd.	1,982,800	5,768,833
	Khong Guan Flour Milling, Ltd.	38,000	39,663
	Kian Ann Engineering, Ltd.	1,302,000	171,564
#	Kian Ho Bearings, Ltd.	781,500	113,169
#	Kim Eng Holdings, Ltd.	1,594,000	2,374,909
	Koh Brothers Group, Ltd.	1,494,000	329,223
#	KS Energy Services, Ltd.	800,000	1,058,500
*	L & M Group Investments, Ltd.	7,107,100	25,817
*	Lafe Technology, Ltd.	1,234,800	121,211
	LanTroVision (S), Ltd.	5,028,750	129,318
	LC Development, Ltd.	2,041,254	375,871
	Lee Kim Tah Holdings, Ltd.	1,600,000	670,020
#	Lion Asiapac, Ltd.	473,000	90,600
	Low Keng Huat Singapore, Ltd.	1,116,000	445,337
	Lum Chang Holdings, Ltd.	1,134,030	218,778
*	Manhattan Resources, Ltd.	668,000	190,062
	Manufacturing Integration Technology, Ltd.	588,000	61,533
*	MDR, Ltd.	2,040,000	59,389
# *	Mediaring.Com, Ltd.	4,262,500	391,381
	Memtech International, Ltd.	1,322,000	164,819
	Metro Holdings, Ltd.	2,036,960	1,042,694
#	Midas Holdings, Ltd.	1,342,000	986,121

#	Miyoshi Precision, Ltd.	553,500	$64,727
	MobileOne, Ltd.	2,025,000	3,118,183
*	Multi-Chem, Ltd.	1,263,000	179,200
	Natsteel, Ltd.	414,000	458,729
#	Nera Telecommunications, Ltd.	1,272,000	366,087
	New Toyo International Holdings, Ltd.	1,043,000	221,420
*	Orchard Parade Holdings, Ltd.	956,022	777,515
#	Osim International, Ltd.	1,965,600	501,413
	Ossia International, Ltd.	750,554	131,652
#	Pan-United Corp., Ltd.	2,104,000	943,968
	Parkway Holdings, Ltd.	702,000	1,649,855
	PCI, Ltd.	734,000	211,642
#	Penguin Boat International, Ltd.	320,000	37,575
	Pertama Holdings, Ltd.	459,750	161,996
#	Petra Foods, Ltd.	881,000	833,389
	Popular Holdings, Ltd.	1,813,000	355,695
	PSC Corp., Ltd.	1,973,419	410,180
	QAF, Ltd.	881,000	259,852
	Qian Hu Corp., Ltd.	674,600	67,845
	Raffles Education Corp., Ltd.	3,946,000	2,979,499
#	Robinson & Co., Ltd.	284,832	1,436,429
	Rotary Engineering, Ltd.	1,703,600	1,110,149
	San Teh, Ltd.	838,406	320,092
	SBS Transit, Ltd.	983,000	1,776,111
#	SC Global Developments, Ltd.	935,850	917,432
*	Sea View Hotel, Ltd.	66,000	—
	Sim Lian Group, Ltd.	1,380,000	491,303
	Sing Investments & Finance, Ltd.	198,450	224,692
	Singapore Food Industries, Ltd.	1,707,000	926,976
	Singapore Post, Ltd.	6,425,900	5,392,229
	Singapore Reinsurance Corp., Ltd	1,695,028	419,870
#	Singapore Shipping Corp., Ltd.	1,765,000	571,739
	Singapura Finance, Ltd.	174,062	196,702
# *	Sinomem Technology, Ltd.	902,000	421,263
*	Sinwa, Ltd.	259,000	55,066
	SMB United, Ltd.	2,010,000	382,719
	SMRT Corp., Ltd.	3,293,000	4,372,849
	SNP Corp., Ltd.	466,495	388,764
#	SP Chemicals, Ltd.	1,219,500	451,792
*	SP Corp., Ltd.	454,000	31,834
#	SSH Corp., Ltd.	1,307,000	258,933
#	Stamford Land Corp., Ltd.	3,009,000	1,405,069
*	Straco Corp., Ltd.	130,000	15,250
	Sunningdale Tech, Ltd.	1,332,000	176,135
	Sunright, Ltd.	378,000	69,862
	Superbowl Holdings, Ltd.	980,000	228,675
	Superior Multi-Packaging, Ltd.	490,500	45,952
	Tat Hong Holdings, Ltd.	1,194,000	1,936,481
# *	Thakral Corp., Ltd.	6,028,000	241,848
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	563,967
	Transmarco, Ltd.	106,500	57,038
	Trek 2000 International, Ltd.	1,004,000	240,944
	TT International, Ltd.	2,742,480	252,044
	Tuan Sing Holdings, Ltd.	3,362,000	614,233
	UMS Holdings, Ltd.	941,000	168,780
#	Unisteel Technology, Ltd.	1,521,875	1,456,226
#	United Engineers, Ltd.	846,666	2,441,310
*	United Envirotech, Ltd.	352,000	48,455

	United Overseas Insurance, Ltd.	188,250	$514,800
*	United Pulp & Paper Co., Ltd.	708,000	144,287
	UOB-Kay Hian Holdings, Ltd.	1,619,000	2,317,245
	Vicom, Ltd.	120,000	146,803
#	WBL Corp., Ltd.	612,000	2,396,731
#	Wheelock Properties (S), Ltd.	1,215,000	1,758,920
	Wing Tai Holdings, Ltd.	2,264,800	3,631,353
#	Xpress Holdings, Ltd.	3,079,000	224,207
	Yellow Pages (Singapore), Ltd.	299,000	180,089
	YHI International, Ltd.	1,174,000	227,940
*	Yoma Strategic Holdings, Ltd.	132,000	15,877
# *	Yongnam Holdings, Ltd.	1,970,000	310,461
*	Zhongguo Jilong, Ltd.	249,876	8,029
TOTAL COMMON STOCKS			128,714,104

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	1,264
# *	Goodpack, Ltd. Rights 07/16/09	199,000	33,252
*	Jasper Investments, Ltd. Rights 04/15/08	4,534,000	—
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	14,828
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	12,646
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	115,929
TOTAL RIGHTS/WARRANTS			177,919

TOTAL — SINGAPORE			128,892,023

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	3,522

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	—
*	Peplin, Inc.	391,543	196,807

TOTAL — UNITED STATES			196,807

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.19%, 04/01/08 (Collateralized by $19,215,000 FHLMC 6.584% (r), 03/01/37, valued at $15,983,488) to be repurchased at $15,745,958	$15,745	15,745,000

SECURITIES LENDING COLLATERAL — (27.6%)
@ Repurchase Agreement, BNP Paribas Securities 2.40%, 04/01/08 (Collateralized by $41,453,335 FNMA 5.756%(v), 04/01/37 & 6.128%(v), 09/01/37, valued at $39,469,712) to be repurchased at $38,698,376	38,696	38,695,796
@ Repurchase Agreement, Deutsche Bank Securities 2.50%, 04/01/08 (Collateralized by $236,680,459, FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 10/01/22 to 11/01/37, valued at $186,813,388) to be repurchased at $183,163,009	183,150	183,150,380
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 2.50%, 04/01/08 (Collateralized by $162,351,990 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 02/01/36 to 03/01/38, valued at $153,003,005) to be repurchased at $150,010,417	150,000	150,000,000
TOTAL SECURITIES LENDING COLLATERAL		371,846,176

TOTAL INVESTMENTS - (100.0%)
(Cost $1,191,265,492)##		$1,346,825,123

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$6,911,524
Level 2 – Other Significant Observable Inputs	1,339,913,599
Level 3 – Significant Unobservable Inputs	—
Total	$1,346,825,123

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (95.7%)
Consumer Discretionary — (15.3%)
	4imprint Group P.L.C.	96,735	$325,884
	Aegis Group P.L.C.	1,748,754	4,319,788
#	Aga Foodservice Group P.L.C.	494,073	3,078,129
	Airea P.L.C.	22,000	6,833
*	Alba P.L.C.	184,693	293,625
	Alexandra P.L.C.	124,343	186,380
	Alexon Group P.L.C.	183,490	349,592
#	Arena Leisure P.L.C.	1,411,547	1,246,348
	Avesco Group P.L.C.	44,438	60,258
	Avon Rubber P.L.C.	126,434	226,649
	Barratt Developments P.L.C.	24,509	201,260
	Bellway P.L.C.	320,033	5,676,594
#	Blacks Leisure Group P.L.C.	181,058	532,924
	Bloomsbury Publishing P.L.C.	281,545	918,341
	Bovis Homes Group P.L.C.	488,520	5,880,469
	BPP Holdings P.L.C.	222,896	2,348,669
	Caffyns P.L.C.	6,000	90,500
#	Carpetright P.L.C.	141,976	2,150,881
	Centaur Media P.L.C.	599,070	939,961
	Chime Communications P.L.C.	1,055,433	606,646
# *	Chrysalis Group P.L.C.	210,567	543,269
	Churchill China P.L.C.	30,000	166,332
	Clinton Cards P.L.C.	740,506	862,069
	Colefax Group P.L.C.	60,000	198,396
	Cosalt P.L.C.	82,921	576,406
	Creston P.L.C.	213,773	245,774
	Dawson Holdings P.L.C.	253,045	472,099
	Dignity P.L.C.	262,886	4,020,589
	DSG International P.L.C.	135,237	170,631
	Emap P.L.C.	72,621	677,394
*	Entertainment Rights P.L.C.	2,258,940	461,146
	Euromoney Institutional Investor P.L.C.	360,841	2,846,371
	Findel P.L.C.	388,514	3,819,859
*	Forminster P.L.C.	43,333	3,225
#	French Connection Group P.L.C.	384,233	662,333
	Fuller Smith & Turner P.L.C.	132,742	1,500,969
	Future P.L.C.	1,363,027	770,293
*	Galiform P.L.C.	2,349,090	3,695,584
	Game Group P.L.C.	1,483,227	6,248,516
# *	Games Workshop Group P.L.C.	104,823	429,470

*	Gaskell P.L.C.	36,000	$1,786
	GCAP Media P.L.C.	688,164	2,679,468
	Greene King P.L.C.	436,140	4,893,463
	Halfords Group P.L.C.	939,332	5,277,444
	Haynes Publishing Group P.L.C.	14,703	60,111
	Headlam Group P.L.C.	339,900	2,565,333
	Henry Boot P.L.C.	439,079	1,213,857
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,326,496
	Holidaybreak P.L.C.	211,067	2,297,041
	Hornby P.L.C.	154,220	580,452
*	HR Owen P.L.C.	71,542	191,305
	Huntsworth P.L.C.	818,058	1,155,978
	Inchcape P.L.C.	46,859	374,114
	Informa P.L.C.	618,748	3,855,526
	J.D. Wetherspoon P.L.C.	552,111	2,993,318
	JJB Sports P.L.C.	949,037	2,053,615
	John David Group P.L.C.	126,388	838,719
	John Menzies P.L.C.	244,534	2,723,325
	Johnston Press P.L.C.	618,693	1,524,169
	Kesa Electricals P.L.C.	760,979	3,120,918
*	Lambert Howarth Group P.L.C.	43,203	—
	Land of Leather Holdings P.L.C.	194,670	208,588
	Laura Ashley Holdings P.L.C.	2,887,571	1,498,060
	Lookers P.L.C.	709,211	1,271,609
#	Luminar Group Holdings P.L.C.	268,448	1,606,033
	Mallett P.L.C.	46,337	122,472
	Manganese Bronze Holdings P.L.C.	68,818	682,830
	Marchpole Holdings P.L.C.	81,635	29,249
*	Mice Group P.L.C.	844,000	100,502
	Millennium and Copthorne Hotels P.L.C.	298,578	2,462,076
	Moss Bros Group P.L.C.	234,511	217,647
	Mothercare P.L.C.	333,825	2,709,750
	N Brown Group P.L.C.	1,002,689	4,846,460
	Next Fifteen Communications P.L.C.	25,000	28,582
*	Nord Anglia Education P.L.C.	130,842	715,507
*	Pace Micro Technology P.L.C.	769,447	1,393,456
*	Partridge Fine Arts P.L.C.	26,127	21,519
	Pendragon P.L.C.	2,285,154	1,529,846
#	Photo-Me International P.L.C.	1,340,534	400,699
	Pinewood Shepperton P.L.C.	187,350	930,356
*	Pittards P.L.C.	60,985	1,668
	Portmeirion Group P.L.C.	22,856	104,246
*	Pressac P.L.C.	78,129	1,163
	Redrow P.L.C.	644,914	4,145,841
*	Regent Inns P.L.C.	250,000	78,214
	Restaurant Group P.L.C.	753,607	2,306,057
*	Shellshock, Ltd.	850	1,122
	Signet Group P.L.C.	634,584	777,973
*	SMG P.L.C.	965,594	211,265
	Smiths News P.L.C.	635,227	1,258,515
*	Southampton Leisure Holdings P.L.C.	19,615	14,061

*	Sportech P.L.C.	339,293	$508,310
	St Ives Group P.L.C.	448,949	2,166,776
	St. Jame’s Place P.L.C.	231,818	1,192,221
*	Stylo P.L.C.	64,096	37,290
	Taylor Nelson Sofres P.L.C.	1,742,993	5,469,957
	Ted Baker P.L.C.	161,948	1,345,858
	The Berkeley Group Holdings P.L.C.	219,831	4,864,861
	The Vitec Group P.L.C.	150,307	1,282,228
*	Tinopolis P.L.C.	175,752	101,054
	Topps Tiles P.L.C.	783,092	1,765,348
*	Torotrak P.L.C.	449,280	185,124
	Trinity Mirror P.L.C.	492,324	2,888,041
	United Business Media P.L.C.	539,252	5,785,322
	UTV Media P.L.C.	217,432	1,022,906
	Wagon P.L.C.	237,979	81,777
*	Wembley P.L.C.	68,694	13,633
*	Westcity P.L.C.	96,111	40,779
	WH Smith P.L.C.	605,148	4,455,497
	William Hill P.L.C.	85,970	641,963
	Wilmington Group P.L.C.	356,207	1,251,577
#	Woolworths Group P.L.C.	5,587,422	1,221,516
Total Consumer Discretionary			166,534,298

Consumer Staples — (3.8%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,415,430
	Barr (A.G.) P.L.C.	66,137	1,522,194
	Britvic P.L.C.	326,992	2,067,195
	Cranswick P.L.C.	179,621	1,825,112
	Dairy Crest Group P.L.C.	535,101	4,987,362
	Devro P.L.C.	623,198	989,876
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,005,486
	Marston’s P.L.C.	1,227,042	5,006,641
	Mcbride P.L.C.	935,102	1,957,114
	Nichols P.L.C.	46,550	209,714
	Northern Foods P.L.C.	2,096,761	3,844,947
	Premier Foods P.L.C.	1,158,622	2,589,403
	PZ Cussons P.L.C.	1,481,891	5,443,348
	R.E.A. Holdings P.L.C.	49,233	624,346
	Robert Wiseman Dairies P.L.C.	290,033	2,601,586
	Thorntons P.L.C.	313,060	875,652
	Uniq P.L.C.	463,373	940,136
	Young & Co.’s Brewery P.L.C.	40,000	310,421
#	Young & Co.’s Brewery P.L.C. Series A	20,936	203,687
Total Consumer Staples			41,419,650

Energy — (7.9%)
	Anglo Pacific Group P.L.C.	395,642	1,232,271
*	Dana Petroleum P.L.C.	335,727	8,399,306
*	Emerald Energy P.L.C.	220,639	1,210,210
	Expro International Group P.L.C.	430,747	9,988,147
*	Fortune Oil P.L.C.	5,933,254	1,002,885

	Hunting P.L.C.	477,489	$7,862,497
*	Imperial Energy Corp. P.L.C.	90,891	2,354,509
	James Fisher & Sons P.L.C.	192,145	2,325,246
	JKX Oil and Gas P.L.C.	592,186	5,176,050
	John Wood Group P.L.C.	1,450,658	11,659,483
	Melrose Resources P.L.C.	388,991	2,531,122
*	Premier Oil P.L.C.	329,638	9,083,096
*	Salamander Energy P.L.C.	114,608	690,306
# *	Soco International P.L.C.	289,649	10,999,803
*	UK Coal P.L.C.	590,118	5,097,359
	Venture Production P.L.C.	455,259	5,636,241
Total Energy			85,248,531

Financials — (15.3%)
	A & J Mucklow Group P.L.C.	221,136	1,538,388
	Aberdeen Asset Management P.L.C.	2,541,237	6,987,767
	Amlin P.L.C.	1,165,964	6,290,336
	Arbuthnot Banking Group P.L.C.	67,329	511,277
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	3,290,389
#	Benfield Group, Ltd. P.L.C.	422,640	2,090,319
#	BlueBay Asset Management P.L.C.	76,246	524,751
	Brewin Dolphin Holdings P.L.C.	895,086	2,451,504
	Brit Insurance Holdings P.L.C.	1,298,779	6,246,198
	Brixton P.L.C.	626,766	4,104,830
	Capital & Regional P.L.C.	279,419	3,047,027
	Catlin Group, Ltd.	648,990	5,700,648
	Charles Stanley Group P.L.C.	127,317	555,922
	Chesnara P.L.C.	92,900	307,960
	Close Brothers Group P.L.C.	99,664	1,221,286
*	CLS Holdings P.L.C.	262,590	1,854,292
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	994,076
#	Daejan Holdings P.L.C.	43,621	2,683,587
#	Derwent London P.L.C.	340,203	10,247,592
	Development Securities P.L.C.	177,708	1,625,201
	DTZ Holdings P.L.C.	209,951	901,011
	Evolution Group P.L.C.	1,152,902	2,391,655
#	F&C Asset Management P.L.C.	1,643,383	5,948,298
#	Grainger P.L.C.	436,048	3,562,022
	Great Portland Estates P.L.C.	614,931	6,465,768
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Bermuda, Ltd.	138,704	778,924
	Helical Bar P.L.C.	414,939	3,096,949
#	Henderson Group P.L.C.	3,020,595	6,352,026
	Highway Insurance Holdings P.L.C.	844,999	1,089,774
	Hiscox, Ltd.	1,579,968	7,503,833
	IG Group Holdings P.L.C.	1,189,807	7,732,886
*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	256,600	7,963,605
	International Personal Finance P.L.C.	366,298	1,657,316
*	IP Group P.L.C.	30,921	65,731

#	Jardine Lloyd Thompson Group P.L.C.	803,953	$5,913,381
	Liontrust Asset Management P.L.C.	129,935	618,920
	London Scottish Bank P.L.C.	491,096	49,718
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,052,513
	McKay Securities P.L.C.	32,232	179,447
*	Minerva P.L.C.	601,226	1,145,430
*	Novae Group P.L.C.	1,151,130	799,969
#	Paragon Group of Cos. P.L.C.	15,320	29,752
	Park Group P.L.C.	291,600	104,438
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	165
	Provident Financial P.L.C.	311,179	5,230,340
	Quintain Estates & Development P.L.C.	161,208	1,442,166
	Rathbone Brothers P.L.C.	163,220	3,437,892
	Rensburg Sheppards P.L.C.	174,975	1,824,288
	S&U P.L.C.	21,140	165,784
	Savills P.L.C.	443,892	3,105,455
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	495,639	5,683,606
	Shore Capital Group P.L.C.	1,227,370	901,976
	ST Modwen Properties P.L.C.	496,506	4,830,549
*	Terence Chapman Group P.L.C.	62,500	393
	Town Centre Securities P.L.C.	206,327	1,048,042
	Tullett Prebon P.L.C.	359,526	3,394,490
	Unite Group P.L.C.	457,428	2,980,235
	Warner Estate Holdings P.L.C.	172,730	1,096,612
	Workspace Group P.L.C.	598,597	3,262,370
Total Financials			166,088,507

Health Care — (2.7%)
*	Acambis P.L.C.	372,178	902,077
*	Alizyme P.L.C.	660,805	577,897
*	Antisoma P.L.C.	1,755,079	802,464
*	Ark Therapeutics Group P.L.C.	654,350	943,515
# *	Axis-Shield P.L.C.	215,716	1,178,107
*	Biocompatibles International P.L.C.	150,111	433,189
*	Bioquell P.L.C.	90,893	344,207
*	BTG P.L.C.	489,797	833,968
	Care UK P.L.C.	205,547	1,646,619
*	Clinical Computing P.L.C.	46,666	2,663
	Consort Medical P.L.C.	114,539	1,266,936
	Corin Group P.L.C.	151,637	1,424,533
	Dechra Pharmaceuticals P.L.C.	204,340	1,493,510
*	Genetix Group P.L.C.	151,246	150,084
*	Genus P.L.C.	140,257	2,034,915
*	Global Health Partner P.L.C.	800	1,941
	Goldshield Group P.L.C.	123,034	696,288
	Hikma Pharmaceuticals P.L.C.	339,719	3,157,994
	Nestor Healthcare Group P.L.C.	443,850	381,081
*	Oxford Biomedica P.L.C.	2,007,523	915,126

*	Phytopharm P.L.C.	104,349	$49,581
*	Protherics P.L.C.	1,046,492	1,119,729
*	Provalis P.L.C.	796,584	4,743
# *	Skyepharma P.L.C.	2,745,363	749,656
*	Southern Cross Healthcare, Ltd.	150,033	1,117,888
	SSL International P.L.C.	766,671	6,895,894
*	Vectura Group P.L.C.	491,081	446,653
*	Vernalis P.L.C.	1,131,506	155,708
	William Ransom & Son P.L.C.	30,000	6,249
Total Health Care			29,733,215

Industrials — (34.8%)
*	AEA Technology P.L.C.	539,970	751,254
	Aggreko P.L.C.	1,030,134	13,202,191
	Air Partner P.L.C.	38,153	700,908
*	Airflow Streamline P.L.C.	20,500	23,801
	Alumasc Group P.L.C.	131,547	445,724
	Amec P.L.C.	734,710	10,552,609
	Arriva P.L.C.	611,646	8,330,977
	Ashtead Group P.L.C.	1,785,154	2,196,519
	Atkins WS P.L.C.	437,924	9,143,160
*	Autologic Holdings P.L.C.	96,590	133,760
# *	Avis Europe P.L.C.	3,154,308	1,596,124
	Babcock International Group P.L.C.	877,825	9,962,383
	Balfour Beatty P.L.C.	5,009	46,892
*	BB Holdings, Ltd.	8,709	45,844
	BBA Aviation P.L.C.	1,083,625	3,237,625
	Biffa P.L.C.	211,347	1,462,856
	Bodycote International P.L.C.	1,283,539	4,756,502
	Braemar Shipping Services P.L.C.	73,913	647,866
	Brammer P.L.C.	189,691	1,058,546
	BSS Group P.L.C.	503,242	3,900,602
	Business Post Group P.L.C.	204,928	1,154,283
*	C.H. Bailey P.L.C.	20,950	30,178
	Camellia P.L.C.	2,437	433,446
	Carillion P.L.C.	1,537,838	12,066,667
*	Carlisle Group, Ltd.	3,400	5,739
	Carr’s Milling Industries P.L.C.	35,330	367,209
#	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	163,887	926,187
	Charles Taylor Consulting P.L.C.	143,225	787,623
*	Charter P.L.C.	626,781	10,574,716
	Chemring Group P.L.C.	132,581	6,473,951
	Chloride Group P.L.C.	1,054,622	3,999,639
	Clarkson P.L.C.	54,733	837,228
	Communisis P.L.C.	577,296	726,783
	Cookson Group P.L.C.	804,036	10,608,188
*	Corporate Services Group P.L.C.	1,605,661	45,593
*	Costain Group P.L.C.	1,306,155	668,789
*	Danka Business Systems P.L.C.	1,029,605	58,870
	Davis Service Group P.L.C.	689,742	6,768,413
	De La Rue P.L.C.	621,139	10,939,597

	Dewhurst P.L.C.	9,000	$38,224
	Domino Printing Sciences P.L.C.	449,538	2,751,431
*	easyJet P.L.C.	709,379	5,218,390
	Eleco P.L.C.	80,000	136,496
*	Eliza Tinsley Group P.L.C.	19,844	3,545
	Enodis P.L.C.	1,614,673	4,459,868
	Fenner P.L.C.	691,344	3,218,955
	FKI P.L.C.	2,265,782	3,135,043
#	Forth Ports P.L.C.	184,302	7,518,733
*	Fortress Holdings P.L.C.	120,728	6,589
	FW Thorpe P.L.C.	14,000	141,558
	Galliford Try P.L.C.	1,475,611	1,906,783
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	283,976
	Go-Ahead Group P.L.C.	175,345	5,427,592
	Hampson Industries P.L.C.	320,091	761,967
	Harvey Nash Group P.L.C.	261,144	191,854
	Havelock Europa P.L.C.	141,758	200,030
	Hays P.L.C.	892,100	2,024,865
#	Helphire P.L.C.	570,202	2,049,033
*	Heywood Williams Group P.L.C.	323,020	156,102
	Homeserve P.L.C.	234,574	8,953,973
	Hyder Consulting P.L.C.	159,637	1,300,285
	IMI P.L.C.	536,493	4,835,273
	Interserve P.L.C.	512,988	4,909,784
	Intertek Group P.L.C.	605,784	12,426,910
	ITE Group P.L.C.	1,007,435	2,904,502
	J. Smart & Co. (Contractors) P.L.C.	22,500	244,053
	James Halstead P.L.C.	89,416	907,933
	Keller Group P.L.C.	285,825	3,827,836
	Kier Group P.L.C.	145,769	3,989,849
	Latchways P.L.C.	42,476	708,898
	Lavendon Group P.L.C.	157,181	1,047,431
	Lincat Group P.L.C.	14,452	167,172
	Low & Bonar P.L.C.	707,849	1,529,310
	Management Consulting Group P.L.C.	1,055,808	774,506
	Meggitt P.L.C.	42,528	232,707
	Metalrax Group P.L.C.	508,719	277,809
	Michael Page International P.L.C.	1,271,159	7,633,144
	Mitie Group P.L.C.	1,243,034	5,973,832
	MJ Gleeson Group P.L.C.	195,875	923,230
	Molins P.L.C.	82,233	200,552
	Morgan Crucible Co. P.L.C.	1,192,285	5,170,793
	Morgan Sindall P.L.C.	175,758	3,451,987
	Mouchel Group P.L.C.	437,972	3,788,363
	MS International P.L.C.	50,000	163,910
	National Express Group P.L.C.	204,390	4,079,750
	Northgate P.L.C.	293,546	3,317,488
	OPD Group P.L.C.	102,094	357,409
	PayPoint P.L.C.	53,251	599,175
*	Qinetiq P.L.C.	1,250,024	4,791,726
	Regus Group P.L.C.	3,802,559	7,167,123

*	Renold P.L.C.	270,995	$414,430
	Ricardo P.L.C.	220,336	1,531,582
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,126,160
	ROK P.L.C.	633,380	1,522,729
	RPS Group P.L.C.	811,331	5,196,290
	Senior P.L.C.	1,671,692	3,321,193
	Serco Group P.L.C.	107,204	965,997
	Severfield-Rowen P.L.C.	354,372	2,097,918
	Shanks Group P.L.C.	1,014,008	5,235,231
	SIG P.L.C.	479,728	8,370,534
	Speedy Hire P.L.C.	183,252	2,769,092
	Spirax-Sarco Engineering P.L.C.	313,271	6,380,525
	Spring Group P.L.C.	596,238	568,411
	Stagecoach Group P.L.C.	1,565,172	7,518,296
	Sthree P.L.C.	82,165	317,706
	T. Clarke P.L.C.	148,717	510,097
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	803,027
	TDG P.L.C.	326,296	1,506,823
*	The 600 Group P.L.C.	206,391	151,282
	The Weir Group P.L.C.	839,729	12,683,769
	Tomkins P.L.C.	1,354,458	4,809,877
*	Trafficmaster P.L.C.	553,279	430,586
	Travis Perkins P.L.C.	141,061	3,002,954
	Tribal Group P.L.C.	125,000	330,837
	Trifast P.L.C.	359,985	410,812
	Ultra Electronics Holdings P.L.C.	274,839	7,058,881
	Umeco P.L.C.	189,043	1,969,379
*	Volex Group P.L.C.	241,088	383,129
	Vp P.L.C.	172,286	1,050,768
	VT Group P.L.C.	696,523	9,087,819
	Waterman Group P.L.C.	108,139	300,636
	Whatman P.L.C.	520,176	2,762,696
	White Young Green P.L.C.	183,454	1,014,670
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,259
	Wincanton P.L.C.	493,583	3,376,860
	WSP Group P.L.C.	270,216	3,245,652
	XP Power, Ltd.	73,546	330,329
Total Industrials			378,529,225

Information Technology — (11.0%)
	Abacus Group P.L.C.	285,469	267,117
	Acal P.L.C.	104,729	339,802
*	Alterian P.L.C.	179,139	473,217
	Anite P.L.C.	1,273,342	1,011,927
*	ARC International P.L.C.	623,793	272,538
	ARM Holdings P.L.C.	2,730,857	4,769,427
*	Autonomy Corp. P.L.C.	741,371	13,536,377
	Aveva Group P.L.C.	283,341	6,411,486
	Axon Group P.L.C.	251,554	1,972,764

	CML Microsystems P.L.C.	18,361	$28,450
	Computacenter P.L.C.	397,656	1,354,471
# *	CSR P.L.C.	352,374	2,278,924
	Detica Group P.L.C.	485,719	2,411,299
	Dialight P.L.C.	111,362	353,851
#	Dimension Data Holdings P.L.C.	2,385,226	2,297,936
	Diploma P.L.C.	446,065	1,346,055
	E2V Technologies P.L.C.	254,720	896,142
	Electrocomponents P.L.C.	1,585,752	5,719,605
	Electronic Data Processing P.L.C.	55,200	57,463
*	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	1,970,414
*	Filtronic P.L.C.	338,741	1,160,069
	Financial Objects P.L.C.	17,000	13,489
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	243,603
*	Gresham Computing P.L.C.	204,631	189,322
	Halma P.L.C.	1,529,292	5,880,184
*	Imagination Technologies Group P.L.C.	908,378	1,214,671
	Innovation Group P.L.C.	2,537,718	1,562,891
*	Intec Telecom Systems P.L.C.	1,201,847	1,014,782
	Intelek P.L.C.	49,880	14,056
	Kewill Systems P.L.C.	309,597	504,824
	Kofax P.L.C.	325,477	1,260,439
	Laird Group P.L.C.	717,459	7,193,159
	LogicaCMG P.L.C.	2,298,306	4,831,108
	Macro 4 P.L.C.	68,736	158,161
	Micro Focus International P.L.C.	465,120	1,753,452
	Microgen P.L.C.	404,360	380,923
	Misys P.L.C.	2,039,600	5,603,028
*	Monitise P.L.C.	88,457	11,826
	Morse P.L.C.	367,208	458,092
*	nCipher P.L.C.	110,961	275,377
	Netstore P.L.C.	143,737	59,342
	Oxford Instruments P.L.C.	194,358	714,175
*	Parity Group P.L.C.	7,621	5,674
	Phoenix IT Group, Ltd.	178,926	1,026,765
*	Plasmon P.L.C.	259,985	42,206
	Premier Farnell P.L.C.	1,419,676	5,029,190
	Psion P.L.C.	513,902	1,018,599
	Raymarine P.L.C.	289,080	1,335,491
	Renishaw P.L.C.	222,795	3,009,317
	RM P.L.C.	369,199	1,452,036
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	7,774,163
*	SCI Entertainment Group P.L.C.	286,579	252,503
*	Scipher P.L.C.	34,563	772
*	SDL P.L.C.	279,025	1,723,673
	Spectris P.L.C.	499,879	7,388,691
*	Spirent Communications P.L.C.	3,268,201	4,120,289
	TT electronics P.L.C.	543,437	1,048,177
	Vislink P.L.C.	588,460	330,531

*	Wolfson Microelectronics P.L.C.	453,006	$1,020,816
	Xaar P.L.C.	220,887	741,955
	Zetex P.L.C.	324,690	275,906
Total Information Technology			119,862,992

Materials — (3.5%)
*	Amberley Group P.L.C.	125,000	21,397
*	API Group P.L.C.	103,483	39,962
*	Aricom P.L.C.	1,339,843	1,949,021
	British Polythene Industries P.L.C.	102,332	481,512
	Carclo P.L.C.	214,230	343,824
	Chamberlin P.L.C.	18,000	57,168
*	Coral Products P.L.C.	50,000	8,931
	Croda International P.L.C.	498,679	6,556,164
	Delta P.L.C.	500,743	933,587
	DS Smith P.L.C.	1,637,788	5,094,223
	Dyson Group P.L.C.	127,757	246,988
	Elementis P.L.C.	1,911,621	2,514,515
	Ennstone P.L.C.	1,940,949	1,138,901
	Filtrona P.L.C.	724,553	2,471,924
	Foseco P.L.C.	145,540	849,849
	Hill & Smith Holdings P.L.C.	280,223	1,852,060
	Inmarsat P.L.C.	48,827	430,387
*	Inveresk P.L.C.	125,000	20,798
	Macfarlane Group P.L.C.	378,287	183,789
	Marshalls P.L.C.	670,307	3,415,421
	Opsec Security Group P.L.C.	42,822	35,851
	Porvair P.L.C.	158,128	338,660
	RPC Group P.L.C.	402,719	1,622,265
*	Scapa Group P.L.C.	456,918	243,682
	Treatt P.L.C.	14,957	64,435
	Victrex P.L.C.	314,861	4,690,980
	Yule Catto & Co. P.L.C.	540,291	1,678,627
	Zotefoams P.L.C.	96,852	188,129
Total Materials			37,473,050

Telecommunication Services — (0.7%)
*	Colt Telecom Group SA	922,827	3,065,837
	Kcom Group P.L.C.	1,880,740	1,625,488
*	Redstone P.L.C.	100,000	109,523
	Telecom Plus P.L.C.	294,204	1,481,424
*	THUS Group P.L.C.	600,824	1,417,365
# *	Vanco P.L.C.	232,704	322,952
Total Telecommunication Services			8,022,589

Utilities — (0.7%)
	Dee Valley Group P.L.C.	12,109	243,097
	Hydro International P.L.C.	27,669	84,612
	Northumbrian Water Group P.L.C.	927,166	6,421,552
	Pennon Group P.L.C.	24,633	316,586
Total Utilities			7,065,847

TOTAL COMMON STOCKS		$1,039,977,904

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Rea Holdings P.L.C.	1,474	3,232

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.19%, 04/01/08 (Collateralized by $4,405,000 FNMA 6.50%, 09/01/37, valued at $4,169,120) to be repurchased at $4,107,250	$4,107	4,107,000

SECURITIES LENDING COLLATERAL — (3.9%)
@ Repurchase Agreement, Deutsche Bank Securities 2.50%, 04/01/08 (Collateralized by $50,335,134 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 11/01/33 to 03/01/38, valued at $43,699,473) to be repurchased at $42,845,595	42,843	42,842,620

TOTAL INVESTMENTS - (100.0%)
(Cost $893,076,517)##		$1,086,930,756

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,097,718
Level 2 – Other Significant Observable Inputs	1,083,833,038
Level 3 – Significant Unobservable Inputs	—
Total	$1,086,930,756

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.1%)
COMMON STOCKS — (2.1%)
	Agrana Beteiligungs AG	17,295	$1,874,147
#	Andritz AG	107,548	5,898,792
	Austria Email AG	715	4,904
# *	Austrian Airlines AG	133,921	1,000,779
	BKS Bank AG	520	93,178
# *	BWIN Interactive Entertainment AG	81,529	2,682,010
	BWT AG	28,425	1,288,541
*	CA Immobilien Anlagen AG	134,542	2,870,982
*	Christ Water Techology AG	24,819	413,203
	Constantia Packaging AG	35,486	2,620,704
*	Conwert Immobilien Invest AG	48,984	822,424
	Eybl International AG	3,191	21,084
	Flughafen Wien AG	41,141	4,960,997
	Frauenthal Holding AG	12,084	343,380
*	Intercell AG	101,691	4,212,318
*	Josef Manner & Co. AG	870	63,869
	Lenzing AG	5,108	2,630,983
	Mayr-Melnhof Karton AG	34,669	3,494,927
	Oberbank AG	12,269	2,799,428
#	Palfinger AG	47,348	1,686,175
*	RHI AG	96,015	3,865,396
	Rosenbauer International AG	11,816	526,129
*	S&T System Integration & Technology Distribution AG	6,404	404,556
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,961,448
*	Sparkassen Immobilien AG	58,185	632,785
	UBM Realitaetenentwicklung AG	1,440	102,190
#	Uniqa Versicherungen AG	180,069	4,744,583
	Wolford AG	9,369	397,350
*	Zumtobel AG	52,134	1,383,759

TOTAL — AUSTRIA			54,801,021

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,760,461
	Agfa Gevaert NV	216,285	1,687,929
# *	Banque Nationale de Belgique	980	4,778,188
	Barco NV	54,729	3,918,553
	Bekaert SA	58,440	8,517,181
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	276,874
	Cofinimmo SA	3,921	847,560
*	Compagnie du Bois Sauvage SA	87	32
#	Compagnie d’Entreprises CFE	41,600	4,035,703
	Compagnie Immobiliere de Belgique SA	10,849	684,672
	Compagnie Maritime Belge SA	63,197	4,253,715
#	Deceuninck NV	63,700	1,319,678

	D’Ieteren NV SA	13,235	$4,704,136
#	Duvel Moorgat SA	9,169	630,007
	Econocom Group SA	67,440	830,124
#	Elia System Operator SA NV	115,749	5,162,447
#	Euronav SA	89,385	3,393,581
	EVS Broadcast Equipment SA	5,500	592,606
	Exmar NV	78,816	2,054,201
	Floridienne SA	2,033	356,133
*	Henex	7,487	528,242
*	ICOS Vision Systems NV	35,433	2,012,380
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	546,473
# *	Innogenetics NV	75,886	526,769
*	Integrated Production & Test Engineering NV	9,275	131,604
# *	International Brachtherapy SA	35,773	194,216
*	Ion Beam Application	69,021	1,561,822
	Jensen-Group NV	14,485	208,297
	Kinepolis	16,788	788,390
	Lotus Bakeries SA	1,401	533,827
#	Melexis NV	88,696	1,468,154
#	Omega Pharma SA	85,933	3,981,380
# *	Option NV	114,120	1,045,418
	Picanol	16,620	369,860
*	Real Software NV	606,720	277,135
#	Recticel SA	52,387	730,734
*	Resilux	4,095	226,358
	Rosier SA	655	309,418
	Roularta Media Group NV	17,839	1,156,679
	Sapec SA	3,635	659,204
*	SAPEC SA	75	233
	Sioen Industries NV	52,140	742,690
	Sipef NV	2,481	1,717,083
*	Spector Photo Group SA	81,828	133,276
*	Systemat-Datarelay SA	26,232	208,155
*	Telenet Group Holding NV	123,457	2,739,874
	Ter Beke NV	2,281	195,333
	Tessenderlo Chemie NV	92,963	4,222,247
	Unibra SA	1,600	262,473
	Van De Velde NV	28,456	1,415,293
	VPK Packaging Group SA	13,446	733,492
	Warehouses De Pauw SCA	5,753	403,538
# *	Zenitel VVPR	28,851	87,470
TOTAL COMMON STOCKS			86,921,298

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV Contingent Rights	606,720	19,157
*	Zenitel VVPR Contingent Rights	8,654	137
TOTAL RIGHTS/WARRANTS			19,294

TOTAL — BELGIUM			86,940,592

DENMARK — (2.6%)
COMMON STOCKS — (2.6%)
#	Aarhus Lokalbank A.S.	8,030	273,446
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	546,708
#	Aktieselskabet Roskilde Bank A.S.	32,685	1,646,420
#	Aktieselskabet Skjern Bank A.S.	3,276	299,187
	Alk-Abello A.S.	14,295	1,866,717

*	Alm. Brand A.S.	28,360	$1,787,329
# *	Amagerbanken A.S.	32,195	1,357,249
	Ambu A.S.	22,100	374,102
	Arkil Holdings A.S. Series B	780	175,260
#	Auriga Industries A.S. Series B	35,850	1,096,378
#	Bang & Olufsen Holding A.S. Series B	31,337	1,961,845
# *	Bavarian Nordic A.S.	17,626	975,678
#	Biomar Holding A.S.	22,198	894,175
#	BoConcept Holding A.S.	5,650	344,822
#	Bonusbanken A.S.	69,455	412,593
*	Brodrene Hartmann A.S. Series B	5,865	182,020
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	215,465
*	Capinordic A.S.	216,300	684,270
	D/S Norden A.S.	10,450	1,170,729
	Dalhoff, Larson & Horneman A.S. Series B	32,000	508,282
*	Danionics A.S. Series A	32,000	37,393
# *	Dantherm Holding A.S.	13,100	348,785
	Danware A.S.	7,085	102,292
*	DFDS A.S.	11,910	1,854,770
#	DiBa Bank A.S.	11,660	668,584
#	Djursland Bank A.S.	4,485	712,641
# *	East Asiatic Co., Ltd. A.S.	50,573	4,442,966
*	EDB Gruppen A.S.	5,780	158,696
	F.E. Bording A.S.	600	94,268
#	Fionia Bank A.S.	65,160	1,860,575
#	Fluegger A.S. Series B	4,198	435,591
#	Forstaedernes Bank A.S.	65,613	1,752,618
*	GPV Industi A.S.	2,200	84,562
# *	Gronlandsbanken	768	120,627
	H&H International A.S. Series B	1,920	527,378
	Harboes Bryggeri A.S.	10,250	268,517
	Hedegaard A.S.	1,560	144,592
*	Hojgaard Holding A.S. Series B	2,750	100,309
#	IC Companys A.S.	33,305	1,270,088
*	Incentive A.S.	3,575	14,002
	ITH Industri Invest A.S.	54,400	121,159
#	Lan & Spar Bank S.A.	5,150	452,643
*	Lastas A.S. Series B	11,200	334,620
	Lollands Bank A.S.	750	57,263
*	Maconomy Corp. A.S.	63,000	259,900
#	Mols-Linien A.S.	5,700	1,207,034
# *	NeuroSearch A.S.	43,254	2,504,210
	NKT Holding A.S.	44,540	3,224,973
	Nordjyske Bank A.S.	17,600	535,168
#	Norresundby Bank A.S.	735	556,357
#	Ostjydsk Bank A.S.	2,554	462,808
# *	Parken Sport & Entertainment A.S.	8,474	2,106,634
	Per Aarsleff A.S. Series B	6,145	904,320
*	Pharmexa A.S.	142,740	109,718
#	Ringkjoebing Landbobank Aktieselskab	15,330	2,170,739
	Roblon A.S. Series B	540	100,849
#	Royal Unibrew A.S.	12,690	1,332,651
*	RTX Telecom A.S.	14,000	93,892
	Salling Bank A.S.	910	182,598
	Sanistal A.S. Series B	4,436	445,441
#	Satair A.S.	8,525	431,945
#	Schouw & Co.	25,435	2,072,407
#	SimCorp A.S.	16,940	3,525,505

*	Sjaelso Gruppen A.S.	68,030	$1,935,925
	SKAKO Industries A.S.	5,130	170,832
	Skandinavian Brake Systems A.S.	1,925	84,035
	Sondagsavisen A.S.	36,665	201,414
	Spar Nord Bank A.S.	118,769	2,434,699
#	Sparbank	10,930	644,365
	Sparekassen Faaborg A.S.	2,027	761,925
	Sydbank A.S.	45,311	1,655,833
	Thrane & Thrane A.S.	8,858	498,717
#	Tivoli A.S.	997	804,795
*	TK Development A.S.	91,456	1,199,436
# *	TopoTarget A.S.	151,600	332,489
	Vestfyns Bank A.S.	680	133,313
#	Vestjysk Bank A.S.	29,755	1,248,932

TOTAL — DENMARK			67,071,473

FINLAND — (5.6%)
COMMON STOCKS — (5.6%)
*	Alandsbanken AB Series B	18,190	761,257
*	Aldata Solutions Oyj	194,535	313,179
#	Alma Media	286,800	3,852,722
	Amanda Capital Oyj	67,120	367,569
#	Amer Sports Oyj Series A	316,440	6,370,116
*	Aspo Oyj	70,175	726,390
	BasWare Oyj	34,550	431,190
*	Biohit Oyj	7,900	21,093
*	Biotie Therapies Corp.	265,590	343,729
	Cargotec Oyj Series B	78,034	3,843,203
#	Componenta Oyj	34,400	447,533
#	Comptel P.L.C.	334,565	767,270
	Cramo Oyj	107,300	2,761,738
	DIGIA P.L.C.	55,020	260,681
#	Efore Oyj	129,540	193,168
# *	Elcoteq SE	66,810	438,984
#	Elektrobit Corp.	401,120	906,146
#	Etteplan Oyj	62,600	497,533
#	Finnair Oyj	191,942	2,202,876
# *	Finnlines Oyj	110,260	2,354,906
#	Fiskars Oyj Abp Series A	185,921	3,667,756
#	F-Secure Oyj	447,078	1,779,582
*	GeoSentric Oyj	225,900	24,870
	Glaston Oyj Abp	131,940	665,709
#	HKScan Oyj Series A	74,560	1,117,391
*	Honkarakenne Oyj Series B	4,357	35,372
#	Huhtamaki Oyj	348,750	3,733,873
	Ilkka-Yhtyma Oyj	35,460	654,910
*	Ixonos P.L.C.	26,100	181,582
	Julius Tallberg-Kiinteistoet Oyj Series B	22,000	90,340
	KCI Konecranes Oyj	251,100	9,683,690
#	Kemira Oyj	256,300	3,924,085
*	Laennen Tehtaat Oyj	18,920	447,600
# *	Lassila & Tikanoja Oyj	121,476	3,439,938
	Lemminkainen Oyj	52,700	2,922,445
*	Martela Oyj	1,060	14,341
	M-Real Oyj Series B	775,393	2,597,833
*	Neomarkka Oyj	16,652	226,745
	Nokian Renkaat Oyj	377,280	16,161,681

# *	Nordic Aluminium Oyj	10,440	$415,237
*	Okmetic Oyj	54,904	215,043
#	Olvi Oyj Series A	32,290	1,328,999
	Oriola-KD Oyj Class A	26,000	119,853
	Oriola-KD Oyj Class B	16,000	75,376
	Orion Oyj Series A	79,542	1,777,469
#	Orion Oyj Series B	251,321	5,446,763
#	PKC Group Oyj	48,390	538,127
#	Pohjola Bank P.L.C.	241,074	4,542,969
	Ponsse Oyj	82,280	1,948,995
	Poyry Oyj	186,140	4,625,422
#	Raisio P.L.C.	476,433	1,082,307
	Ramirent Oyj	308,660	5,866,227
	Rapala VMC Oyj	116,640	922,345
*	Raute Oyj Series A	10,390	245,526
#	Rocla Oyj	12,300	202,741
	Scanfil Oyj	123,479	410,151
#	Sponda Oyj	159,511	2,082,576
*	SSH Communications Oyj	70,280	169,437
#	Stockmann Oyj Abp Series A	45,225	2,342,492
#	Stockmann Oyj Abp Series B	102,904	4,868,210
*	Stonesoft Oyj	107,212	45,646
# *	Suominen Oyj	17,955	46,554
#	Talentum Oyj	133,500	622,957
	Tecnomen Oyj	196,570	332,387
#	Teleste Oyi	53,559	574,570
#	TietoEnator Oyj	285,929	7,060,152
	Tiimari P.L.C.	18,880	131,373
# *	Trainers’ House P.L.C.	107,200	203,550
	Tulikivi Oyj	79,440	188,088
	Turkistuottajat Oyj	8,490	112,393
#	Uponor Oyj Series A	212,400	4,994,679
#	Vacon Oyj	44,337	1,961,970
#	Vaisala Oyj Series A	40,300	1,821,881
	Viking Line AB	10,710	677,368
#	YIT Oyj	227,151	6,454,857

TOTAL — FINLAND			143,685,716

FRANCE — (10.6%)
COMMON STOCKS — (10.6%)
*	Actielec Technologies	25,562	92,353
	Akka Technologies SA	5,500	101,659
	Ales Groupe SA	33,613	985,797
*	Alten	62,436	1,845,160
# *	Altran Technologies SA	331,864	2,567,789
	April Group SA	72,959	3,641,825
# *	Archos	22,331	274,717
*	Arkema	104,049	5,832,045
#	Assystem	47,658	630,163
*	Atos Origin SA	69,835	3,888,241
	Aubay	28,405	263,107
	Audika SA	22,509	1,093,672
*	Avanquest Software	19,360	183,527
*	Axorys SA	11,700	13,299
# *	Baccarat SA	1,090	396,976
	Banque Tarneaud SA	1,430	291,477
	Beneteau SA	182,095	4,899,962

*	Bigben Interactive	7,762	$66,262
	bioMerieux	14,590	1,701,834
	Boiron SA	22,509	624,544
	Boizel Chanoine Champagne SA	6,304	862,521
	Bonduelle SCA	13,165	1,585,661
	Bongrain SA	15,098	1,630,861
#	Bourbon SA	151,879	9,149,571
*	Bull SA	298,028	1,233,845
	Burelle SA	4,030	839,914
#	Cafom SA	5,092	145,073
#	Canal Plus SA	280,788	3,010,660
	Carbone Lorraine SA	56,469	3,421,489
	CBo Territoria	28,320	140,612
#	Cegedim SA	11,509	937,659
	Cegid Group	22,866	813,027
*	Cesar SA	14,219	58,097
#	Clarins SA	44,302	3,002,963
# *	Club Mediterranee SA	46,578	2,498,514
	Compagnie Industrielle et Financiere D’Entreprises	300	104,013
*	Compagnie International Andre Trigano SA	983	93,494
*	CS Communication & Systemes	7,938	238,034
	Cybergun	6,818	56,236
	Damartex SA	22,900	708,196
*	Dane-Elec Memory SA	22,420	35,528
	Delachaux SA	28,440	2,356,937
#	Derichebourg	627,328	4,999,449
*	Dollfus Mieg & Cie SA	54,239	88,326
*	Dynaction SA	4,626	53,792
#	Electricite de Strasbourg	23,384	4,464,981
	Esso Ste Anonyme Francaise	7,498	1,587,802
#	Establissements Maurel et Prom	304,876	6,266,798
	Etam Developpement SA	23,815	933,880
# *	Euro Disney S.C.A.	49,814	560,845
	Exel Industries SA	11,164	775,025
	Explosifs et de Produits Chimiques	524	310,336
# *	Faurecia SA	60,033	3,130,278
#	Fimalac SA	30,261	1,813,726
	Finuchem SA	18,510	252,178
	Fleury Michon SA	4,694	278,669
	Francois Freres (Tonnellerie) SA	3,839	211,344
	Gascogne SA	7,112	676,150
	Gaumont SA	14,607	1,299,812
# *	GECI International	63,334	336,688
*	GECI International I07 Shares	10,786	4,938
	Geodis SA	17,364	1,999,375
	Gevelot SA	3,584	303,818
	GFI Informatique SA	126,539	812,369
	Gifi	7,579	642,945
	Ginger (Groupe Ingenierie Europe)	10,357	208,523
	GL Events	38,586	1,875,057
	GPe Pizzorno	5,200	152,899
	Grands Moulins de Strasbourg	110	86,030
*	Groupe Ares	21,994	87,546
	Groupe Crit	24,673	717,732
	Groupe Flo SA	22,019	254,256
# *	Groupe Go Sport SA	2,740	204,833
	Groupe Guillin SA	1,200	88,956
*	Groupe Open	27,590	456,852

#	Groupe Steria SCA	51,952	$1,709,824
	Guerbet SA	5,997	1,179,225
	Guyenne et Gascogne SA	26,000	4,032,975
#	Haulotte Group SA	57,491	1,309,862
#	Havas SA	1,200,777	5,050,065
	Idsud	2,227	82,751
	IMS International Metal Service SA	51,946	2,066,719
# *	Infogrames Entertainment SA	22,492	474,042
#	Ingenico SA	87,639	2,878,273
*	Ipsen SA	15,549	883,516
	Ipsos SA	80,658	2,506,521
	Lafuma SA	6,384	352,769
	Laurent-Perrier	12,172	1,918,706
#	Lectra	85,992	573,612
	Lisi SA	16,534	1,700,947
# *	LVL Medical Groupe SA	24,346	648,560
	M6 Metropole Television	59,022	1,314,205
	Maisons Franc	12,826	689,321
	Manitou BF SA	48,280	1,832,262
	Manutan International SA	13,920	1,208,402
	MGI Coutier SA	2,753	101,009
*	MoneyLine SA	11	—
	Montupet SA	32,450	450,780
	Mr. Bricolage SA	23,846	591,018
#	Naturex	6,954	261,231
	Neopost SA	20,918	2,344,584
	Nexans SA	87,584	10,336,468
	Nexity	82,640	3,553,478
	Norbert Dentressangle	12,697	1,083,181
#	NRJ Group	177,024	1,480,001
	Oberthur Card Systems SA	125,527	880,979
*	Oeneo	102,487	321,514
	Orco Property Group	23,394	2,099,589
*	Orpea	100,822	6,109,482
# *	Osiatis	1,400	9,095
	Paris Orleans et Cie SA	2,660	100,771
	Passat SA	8,835	42,599
	Pierre & Vacances	16,031	1,929,937
	Plastic Omnium SA	30,846	1,221,995
	Plastivaloire SA	4,552	143,956
	PSB Industries SA	8,438	400,763
	Radiall SA	5,387	680,267
	Rallye SA	79,415	5,030,970
*	Recylex SA	35,449	856,047
	Remy Cointreau SA	75,348	5,079,738
*	Rhodia SA	201,262	4,690,618
	Robertet SA	3,167	417,653
*	Rodriguez Group SA	27,733	575,263
	Rougier SA	6,120	623,843
#	Rubis SA	31,132	2,631,499
*	S.T. Dupont SA	39,440	16,815
	Sabeton SA	13,500	269,106
	Saft Groupe SA	42,516	1,674,258
	SAMSE SA	8,800	934,523
	SCOR SE	276,843	6,594,684
	SEB SA	29,333	5,369,717
	Sechilienne SA	52,820	4,086,101
	Securidev SA	2,500	101,714

	Signaux Girod SA	894	$103,504
*	Smoby SA	1,172	51,808
	Societe BIC SA	87,318	5,384,488
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,998,757
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,302,981
#	Societe Industrielle D’Aviations Latecoere SA	21,731	450,465
	Societe Marseillaise du Tunnel Prado Carenage	11,588	502,288
	Societe Pour l’Informatique Industrielle SA	40,908	297,323
# *	Soitec SA	231,215	1,654,124
*	Solving International SA	13,265	62,978
	Somfy SA	22,500	5,656,067
	Sopra Group SA	23,668	1,767,800
	Sperian Protection	18,169	2,099,202
	Spir Communication SA	7,977	760,353
#	Stallergenes SA	33,674	2,476,767
	STEF-TFE	29,698	1,946,845
*	Sucriere de Pithiviers Le Vieil	1,825	1,470,933
*	Sylis SA	23,228	104,755
#	Synergie SA	33,924	986,382
	Teleperformance SA	143,233	5,340,351
	Tessi SA	5,050	228,106
# *	Theolia SA	88,858	2,696,423
*	Thomson	36,984	257,724
	Tipiak SA	518	61,393
	Toupargel Groupe	21,016	671,780
#	Trigano SA	59,181	2,285,223
*	UbiSoft Entertainment SA	100,941	8,694,989
#	Union Financiere de France Banque SA	16,369	981,737
	Valeo SA	117,804	4,675,884
*	Valtech	295,958	187,046
	Viel et Compagnie	162,852	1,044,188
	Vilmorin et Cie SA	19,383	3,366,867
	Virbac SA	16,735	1,540,073
	VM Materiaux SA	6,914	680,736
	Vranken Pommery Monopole	9,879	775,168
	Zodiac SA	109,073	5,355,449
TOTAL COMMON STOCKS			273,682,282

RIGHTS/WARRANTS — (0.0%)
*	Akka Technologies SA Rights 03/20/08	3,400	54
*	Ales Groupe SA Warrants 03/23/09	316	3,043
*	Bigben Interactive Warrants 12/31/08	2,100	1,194
*	Cybergun Warrants Series A 07/15/09	1,136	36
*	Cybergun Warrants Series B 07/15/10	1,136	18
*	Groupe Ares Warrants 12/18/08	4,713	7,441
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	50,742	8,011
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	8,600
TOTAL RIGHTS/WARRANTS			28,397

TOTAL — FRANCE			273,710,679

GERMANY — (12.6%)
COMMON STOCKS — (12.6%)
*	313 Music JWP AG	13,315	19,751
*	3U Holding AG	117,766	111,597
	A.S. Creation Tapeton AG	6,853	340,156

# *	AAP Implantate AG	47,250	$171,190
#	Aareal Bank AG	119,547	3,931,452
	ADCapital AG	33,040	572,842
# *	Adlink Internet Media AG	71,772	1,708,864
# *	ADVA AG Optical Networking	96,672	276,245
	Agrob AG	5,800	113,639
*	Aixtron AG	266,763	3,666,836
*	Allbecon AG	21,017	226,275
	Altana AG	199,681	4,229,062
	Amadeus Fire AG	16,192	362,258
	Andreae-Noris Zahn AG	27,200	1,676,845
*	Artnet AG	16,292	219,438
*	Augusta Technologie AG	27,184	641,954
	Baader Wertpapierhandelsbank AG	142,376	870,129
# *	Balda AG	155,088	584,554
#	Beate Uhse AG	84,361	184,673
	Bechtle AG	40,189	1,265,333
	Bertrandt AG	23,282	866,979
*	Beta Systems Software AG	8,550	67,324
	BHS Tabletop AG	930	18,663
	Bilfinger Berger AG	134,277	11,530,724
*	Biolitec AG	26,843	382,805
	Biotest AG	22,203	1,351,047
*	BKN International AG	35,508	160,556
# *	BMP AG	50,479	125,315
	Boewe Systec AG	15,333	493,550
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	516,839
*	Business Media China AG	15,212	467,436
	Cenit AG	18,394	209,847
# *	CENTROTEC Sustainable AG	42,280	917,249
#	Cewe Color Holding AG	13,917	412,819
# *	ComBOTS AG	58,253	1,017,953
	Comdirect Bank AG	135,842	1,717,517
	Computerlinks AG	16,965	310,361
*	Condomi AG	1,800	—
#	Conergy AG	94,598	2,052,533
	CTS Eventim AG	53,393	2,176,798
	Curanum AG	83,165	649,144
*	D. Logistics AG	113,203	267,033
*	D+S europe AG	77,965	1,072,171
#	DAB Bank AG	133,926	1,190,546
	Data Modul AG	10,414	263,157
*	DEAG Deutsche Entertainment AG	51,845	122,559
#	Deutsche Euroshop AG	87,386	3,666,418
*	Deutsche Steinzeug Cremer & Breuer AG	14,289	26,424
	Deutsche Wohnen AG	70,767	2,022,133
# *	Deutz AG	257,064	2,952,980
	Dierig Holding AG	10,500	121,435
#	Douglas Holding AG	103,337	5,601,649
#	Dr. Hoenle AG	14,858	199,590
*	Drillisch AG	92,184	643,155
# *	Duerr AG	38,845	1,631,588
	DVB Bank AG	15,627	6,646,982
*	Easy Software AG	13,167	89,497
	Elexis AG	32,938	890,682
# *	Elmos Semiconductor AG	34,592	265,060
	ElreingKlinger AG	6,000	668,530
*	EM. Sports Media AG	160,173	678,729

	Energiekontor AG	7,700	$46,819
	Epcos AG	233,608	3,568,401
	Erlus AG	297	154,780
# *	Escada AG	40,309	1,094,739
	Euwax AG	18,514	1,389,425
# *	Evotec AG	196,039	529,262
	Fielmann AG	58,362	3,601,399
# *	FJA AG	77,417	280,629
#	Freenet AG	231,964	3,632,922
	Fuchs Petrolub AG	30,747	2,907,359
	GBWAG Bayerische Wohnungs AG	20,298	525,548
	Gerry Weber International AG	49,579	1,747,347
	Gesco AG	9,455	716,335
	GFK AG	77,709	3,100,483
# *	GFT Technologies AG	66,050	299,874
# *	GPC Biotech AG	106,084	355,065
*	Grammer AG	2,490	65,363
	Grenkeleasing AG	32,424	1,112,516
	Grundstuecks & Baugesellschaft AG	3,567	368,858
	Hamborner AG	63,000	845,775
*	Hansa Group AG	146,815	368,405
	Hawesko Holding AG	20,044	649,445
	Heidelberger Druckmaschinen AG	158,748	4,255,623
*	Hoeft & Wessel AG	20,622	167,347
	Hyrican Informations Systeme AG	1,780	34,142
# *	IKB Deutsche Industriebank AG	21,843	141,657
	Indus Holding AG	41,345	1,454,873
	Innovation in Traffic Systems AG	23,949	282,328
*	Integralis AG	34,269	278,468
	INTERSEROH AG	22,803	1,828,380
# *	Intershop Communications AG	58,426	232,152
#	Isra Vision Systems AG	10,917	198,471
	IVG Immobilien AG	16,201	456,157
# *	IVU Traffic Technologies AG	40,338	63,047
# *	Jenoptik AG	157,826	1,101,991
	K&S AG	7,406	2,421,846
*	Kampa AG	28,404	179,229
	KERAMAG Keramische Werke AG	13,000	1,439,572
	Kontron AG	181,781	2,944,797
	Krones AG	69,935	5,758,349
	KSB AG	4,521	3,061,486
*	Kuka AG	85,711	2,956,758
	KWS Saat AG	24,461	4,903,602
	Lanxess AG	170,663	6,881,185
	Leifheit AG	12,500	249,289
	Leoni AG	115,861	5,597,093
*	Loewe AG	25,187	425,822
#	LPKF Laser & Electronics AG	28,874	173,186
	MasterFlex AG	10,531	251,775
*	Maxdata Computer AG	4,212	12,302
*	Mediclin AG	79,703	305,877
# *	Medigene AG	90,111	637,697
# *	Medion AG	84,110	2,126,535
	Mensch und Maschine Software AG	27,532	229,899
#	MLP AG	220,135	3,143,529
*	Mologen AG	22,062	252,007
*	Morphosys AG	19,723	1,224,128
#	MTU Aero Engines Holding AG	168,097	7,104,126

#	Muehlabauer Holdings AG & Co. KGAA	15,349	$529,866
#	MVV Energie AG	140,767	6,915,485
#	Nemetschek AG	23,340	674,379
*	Net AG Infrastructure, Software & Solutions	16,390	23,025
*	Nexus AG	37,949	183,953
#	Norddeutsche Affinerie AG	155,196	6,143,137
	Norddeutsche Steingut AG	370	4,445
# *	Nordex AG	87,845	3,407,269
	OHB Technology AG	37,069	548,213
	Oldenburgische Landesbank AG	4,234	332,774
	P&I Personal & Informatik AG	17,889	482,810
*	Paion AG	51,500	134,910
#	Paragon AG	22,134	274,483
	PC-Ware AG	15,184	285,057
	Pfeiffer Vacuum Technology AG	31,639	2,959,813
#	Pfleiderer AG	171,935	4,337,285
*	Pixelpark AG	89,712	87,594
# *	Plambeck Neue Energien AG	148,115	542,261
*	Plasmaselect AG	11,741	21,471
*	Premiere AG	314,084	6,869,331
#	Progress-Werk Oberkirch AG	6,250	317,841
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	288,021
*	Pulsion Medical Systems AG	26,674	218,752
# *	PVATepla AG	51,882	609,805
# *	QIAGEN NV	521,102	10,821,334
# *	QSC AG	295,921	802,578
	R. Stahl AG	14,839	631,741
#	Rational AG	15,083	2,951,384
	REALTECH AG	13,541	260,320
	Renk AG	19,400	1,715,164
# *	REpower Systems AG	21,093	5,056,406
	Rheinmetall AG	110,565	7,796,104
	Rhoen-Klinikum AG	293,208	8,660,890
	Ruecker AG	21,675	257,072
*	S.A.G. Solarstrom AG	47,672	163,807
#	Sartorius AG	32,181	1,447,529
	Schlott Sebaldus AG	15,429	389,926
*	Secunet Security AG	5,071	36,179
	Sektkellerei Schloss Wachenheim AG	15,120	172,109
*	Senator Entertainment AG	980	2,364
*	SGL Carbon AG	224,335	14,273,323
	Silicon Sensor International AG	12,195	178,365
# *	Singulus Technologies AG	112,455	1,862,929
	Sinner AG	2,660	84,495
	Sixt AG	38,312	1,698,930
	SM Wirtschaftsberatungs AG	18,841	324,678
	Software AG	72,145	5,501,919
# *	Solar Millennium AG	35,500	1,608,048
# *	Solon AG fuer Solartechnik	18,988	1,376,216
	Stada Arzneimittel AG	178,386	13,001,879
	STINAG Stuttgarter Invest AG	36,048	1,450,373
*	Stoehr & Co. AG	16,000	98,544
#	Strabag AG	10,386	3,599,598
	Stratec Biomedical Systems AG	27,297	609,665
	Sued-Chemie AG	29,146	3,727,095
#	Suedzucker AG	35,773	793,058
*	Suess Microtec AG	59,969	403,746
	Syskoplan AG	1,343	13,860

*	Syzygy AG	30,656	$145,311
#	Takkt AG	146,687	2,626,338
*	TDS Informationstechnologie AG	89,063	500,604
	Technotrans AG	21,735	437,767
	Telegate AG	20,500	307,172
#	Teles AG	41,582	141,868
	Textilgruppe Hof AG	12,170	153,814
# *	Tomorrow Focus AG	101,081	511,365
*	TRIA IT-solutions AG	905	459
	Umweltbank AG	17,805	438,803
	United Internet AG	86,963	1,886,818
#	Utimaco Safeware AG	35,121	543,278
	VBH Holding AG	9,415	74,117
#	Vivacon AG	60,307	1,287,053
	Vossloh AG	34,930	4,934,367
	Wanderer-Werke AG	7,903	166,983
*	Washtec AG	54,420	819,149
	Westag & Getalit AG	500	12,704
	Wincor Nixdorf AG	115,500	9,195,287
*	Wirecard AG	210,816	3,696,871
	Wuerttembergische Lebensversicherung AG	28,123	1,293,110
	Wuerttembergische Metallwarenfabrik AG	30,330	1,454,624
# *	Zapf Creation AG	29,235	165,347

TOTAL — GERMANY			324,531,161

GREECE — (3.6%)
COMMON STOCKS — (3.6%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	214,013
*	Aegek S.A.	437,330	159,245
*	Agricultural Insurance S.A.	46,806	198,155
*	Alapis Holdings Industrial & Commercial S.A.	1,851,478	6,361,923
*	Alco Hellas ABEE S.A.	103,281	158,775
*	Alfa Alfa Energy S.A.	3,810	8,361
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,447,270
	Allatini Industrial & Commercial Co. S.A.	9,470	24,420
*	Alte Technical Co.	85,048	10,742
*	Altec S.A. Information & Communication Systems	80,278	163,558
	Alumil Milonas Aluminum Industry S.A.	52,886	284,416
*	Alysida S.A.	2,376	7,469
	Anek Lines S.A.	639,521	2,050,361
	AS Co. S.A.	22,540	62,449
	Aspis Bank S.A.	228,007	889,813
*	Aspis Pronia General Insurance S.A.	165,110	192,991
*	Astir Palace Hotels S.A.	98,660	797,953
	Athens Medical Center S.A.	150,874	745,217
*	Atlantic Supermarkets S.A.	35,080	87,552
	Attica Publications S.A.	16,674	111,794
	Atti-Kat S.A.	196,084	197,021
	Autohellas S.A.	83,520	674,464
*	Babis Vovos International Construction S.A.	61,592	1,896,137
*	Balafas S.A.	15,200	4,559
*	Balkan Export S.A.	41,970	178,857
*	Bank of Attica S.A.	202,121	989,157
	Bank of Greece	60,332	8,671,296
	Benrubi S.A.	27,741	180,563
	Bitros Holdings S.A.	29,841	110,534

	Byte Computers S.A.	22,730	$71,105
	C. Rokas S.A.	44,569	752,350
	Centric Multimedia SA	51,942	130,809
	Crown Hellas Can S.A.	30,452	373,207
*	Cyclon Hellas S.A	62,191	96,187
	Daios Plastics S.A.	16,350	256,009
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	881,523
	Dromeas S.A.	10,400	11,339
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	103,954
	EL. D. Mouzakis S.A.	25,703	66,555
*	Elbisco Holding S.A.	67,200	102,317
	Elektrak S.A.	36,580	268,863
	Elektroniki Athinon S.A.	34,490	375,562
*	Elephant S.A.	26,310	—
	Elton Chemicals S.A.	13,174	17,030
*	Empedos S.A.	15,974	2,018
	ETEM S.A.	72,082	176,511
*	Etma Rayon S.A.	11,242	25,025
*	Euro Reliance General Insurance Co. S.A.	55,110	220,293
	Euromedica S.A.	64,900	875,261
*	European Technical S.A.	32,750	11,892
	Everest S.A.	68,950	367,811
	F.G. Europe SA	4,536	15,679
*	Forthnet S.A.	115,475	1,133,673
	Fourlis Holdings S.A.	131,115	4,277,580
	Frigoglass S.A.	88,060	2,720,365
	GEK Group of Cos S.A.	155,884	1,801,465
	General Commercial S.A.	64,410	73,283
*	Geniki Bank	241,630	1,565,411
*	Greek Postal Savings Bank	94,032	1,723,310
	Halkor S.A.	226,556	806,629
*	Hatzioannou Holdings S.A.	157,062	247,967
	Hellenic Cables S.A.	65,236	420,314
	Hellenic Duty Free Shops S.A.	101,270	1,796,129
*	Hellenic Sugar Industry S.A.	87,664	548,926
	Hellenic Technodomiki Tev S.A.	506,350	6,192,573
	Heracles General Cement Co. S.A.	93,293	2,435,323
*	Hippotour S.A.	13,891	10,693
	Iaso S.A.	175,950	2,686,782
	Inform P. Lykos S.A.	35,570	170,607
*	Informatics S.A.	3,778	1,849
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,070,214
*	Intracom Technical & Steel Constructions S.A.	105,050	132,617
*	Ionian Hotel Enterprises S.A.	16,914	426,275
*	Ipirotiki Software & Publications S.A.	22,110	67,718
	J&P-Avax S.A.	163,746	1,396,583
*	Karatzis S.A.	28,610	81,586
	Karelia Tobacco Co., Inc. S.A.	5,810	495,361
	Kathimerini Publishing S.A.	47,170	487,323
	Katselis Sons S.A. Bread Industry	41,545	91,501
	Kego S.A.	32,045	98,979
*	Keramia-Allatini	10,368	11,778
	Lambrakis Press S.A.	118,587	714,009
*	Lan-Net S.A.	126,887	47,988
	Lavipharm S.A.	96,324	345,059
*	Loulis Mills S.A.	41,702	193,595

	M.J. Mailis S.A.	154,984	$163,905
*	Maritime Company of Lesvos S.A.	299,836	317,197
	Metka S.A.	100,500	2,127,112
	Michaniki S.A.	165,545	1,255,105
	Minoan Lines S.A.	248,689	1,720,978
*	Motodynamic S.A.	5,118	34,151
	Motor Oil (Hellas) Corinth Refineries S.A.	96,448	2,033,968
*	Multirama S.A.	10,990	109,523
	Mytilineos Holdings S.A.	254,516	3,099,075
	Naytemporiki Publishing S.A.	49,480	110,566
	Neochimiki Lv Lavrentiadis S.A.	106,158	2,887,878
*	Neorion New S.A. Holdings	37,500	60,749
	Nexans Hellas S.A.	11,443	90,276
	Nirefs Acquaculture S.A.	143,700	509,468
*	Parnassos Enterprises S.A.	50,700	145,568
*	Pegasus Publishing S.A.	95,510	421,275
	Petropoulos S.A.	8,832	88,980
*	Petzetakis S.A.	49,310	64,688
*	Pilias S.A.	51,791	26,218
	Piraeus Leasing S.A.	5,765	46,201
*	Promota Hellas S.A.	8,860	3,217
	Real Estate Development & Services S.A.	94,497	462,941
*	Rilken S.A.	7,285	56,292
	S&B Industrial Minerals S.A.	56,301	837,099
	Sanyo Hellas S.A.	168,151	193,880
	Sarantis S.A.	77,120	1,449,845
	Sato S.A.	62,978	126,194
*	Selected Textile Industry Assoc. S.A.	87,690	65,061
	Sfakianakis S.A.	91,320	978,044
*	Shelman Hellenic-Swiss Wood S.A.	73,402	114,653
*	Singularlogic S.A.	100,470	342,962
*	Spyroy Agricultural Products S.A.	61,348	189,022
*	Stabilton S.A.	27,530	3,477
*	Technical Olympic S.A.	298,025	282,305
*	Technodomi M.Travlos Brothers S.A.	13,910	4,612
	Teletypos S.A. Mega Channel	72,717	654,375
	Terna Tourist Technical & Maritime S.A.	101,190	1,144,493
*	Themeliodomi S.A.	37,422	21,860
	Thrace Plastics Co. S.A.	109,280	196,746
	Titan Cement Co. S.A.	27,063	1,151,164
	Viohalco S.A.	418,755	4,337,657
*	Vioter S.A.	167,883	183,044
*	Vis Container Manufacturing Co.	4,259	15,152
TOTAL COMMON STOCKS			94,480,806

RIGHTS/WARRANTS — (0.0%)
*	Maritime Company of Lesvos S.A. Rights 04/11/08	299,836	—
*	Multirama S.A. Rights 04/04/08	10,990	174
TOTAL RIGHTS/WARRANTS			174

TOTAL — GREECE			94,480,980

IRELAND — (3.1%)
COMMON STOCKS — (3.1%)
	Abbey P.L.C.	86,889	796,835
*	Aminex P.L.C.	440,966	229,601
*	Blackrock International Land P.L.C.	897,420	425,027

	C&C Group P.L.C.	79,857	$497,747
*	Datalex P.L.C.	248,822	216,785
	DCC P.L.C.	318,216	7,507,983
	Donegal Creameries P.L.C.	26,085	251,548
*	Dragon Oil P.L.C.	1,481,861	13,154,670
	FBD Holdings P.L.C.	130,021	6,042,640
	Fyffes P.L.C.	1,051,012	1,498,033
	Glanbia P.L.C.	788,830	6,275,361
	Greencore Group P.L.C.	618,747	3,670,829
*	Horizon Technology Group P.L.C.	236,352	367,840
	IAWS Group P.L.C.	361,987	8,484,815
	IFG Group P.L.C.	205,432	614,493
	Independent News & Media P.L.C.	1,004,522	3,298,005
*	IONA Technologies P.L.C.	100,946	382,059
	Irish Continental Group P.L.C.	93,833	3,375,109
# *	Kenmare Resources P.L.C.	2,265,253	2,074,903
	Kingspan Group P.L.C.	362,142	4,852,820
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	1,246,265
	Paddy Power P.L.C.	185,965	6,875,242
*	Providence Resources P.L.C.	6,258,198	821,968
	Readymix P.L.C.	323,262	727,737
	Total Produce P.L.C.	897,420	864,450
	United Drug P.L.C.	813,952	4,871,544
*	Waterford Wedgwood P.L.C.	7,869,750	198,404
TOTAL COMMON STOCKS			79,622,713

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			79,622,713

ITALY — (7.0%)
COMMON STOCKS — (7.0%)
*	A.S. Roma SpA	293,436	343,899
	ACEA SpA	137,365	2,692,498
#	Acegas-APS SpA	114,287	998,042
#	Actelios SpA	343,329	3,413,564
	Aedes SpA	324,161	982,110
#	Aeroporto de Firenze SpA	17,918	471,926
#	Amplifon SpA	521,701	1,775,064
#	Astaldi SpA	222,877	1,717,262
	Autogrill SpA, Novara	32,635	487,546
	Azimut Holding SpA	437,146	4,539,050
#	Banca Finnat Euramerica SpA	706,431	834,651
	Banca Ifis SpA	54,527	804,534
#	Banca Intermobiliare SpA	319,984	2,628,682
	Banca Piccolo Credito Valtellinese Scarl SpA	469,429	6,136,186
	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	3,265,051
#	Banca Profilo SpA	253,156	564,082
	Banco di Desio e della Brianza SpA	293,962	2,960,825
	Beghelli SpA	427,981	660,107
	Benetton Group SpA	215,540	3,061,628
	Beni Stabili SpA, Roma	1,309,500	1,643,426
	Biesse SpA	55,616	1,192,341
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	639,820
	Brembo SpA	145,288	2,101,411

	Bulgari SpA	93,919	$1,089,381
	C.I.R. SpA - Compagnie Industriali Riunite	1,475,764	3,954,507
#	Caltagirone Editore SpA	173,503	1,088,538
#	Caltagirone SpA	255,879	1,928,761
	Cam Finanziaria SpA	36,527	64,042
#	Carraro SpA	85,800	762,772
	Cembre SpA	40,330	345,295
	Cementir SpA	262,430	2,440,881
# *	Ciccolella SpA	30,000	96,961
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	300,552
*	Compagnia Immobiliare Azionaria SpA	44,000	16,718
#	Credito Artigiano SpA	297,576	1,316,049
# *	Credito Artigiano SpA 2008 Shares	74,394	284,229
	Credito Bergamasco SpA	137,120	6,324,171
#	Credito Emiliano SpA	136,019	1,806,969
	Cremonini SpA	218,517	1,021,373
*	CSP International Fashion Group SpA	87,961	201,398
	Danieli & Co. SpA	97,048	3,509,049
	Davide Campari - Milano SpA	470,657	4,566,651
	De Longhi SpA	314,782	1,355,565
# *	Digital Multimedia Technologies SpA	25,000	831,395
# *	Ducati Motor Holding SpA	749,005	1,993,142
#	Emak SpA	57,399	400,653
# *	EnerTad SpA	95,849	378,069
#	ERG SpA	183,924	4,141,173
	Ergo Previdenza SpA	128,343	731,994
#	Esprinet SpA	81,154	923,901
# *	Fiera Milano SpA	37,863	313,564
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	31,430	85,815
	Gefran SpA	31,849	236,014
#	Gemina SpA	1,185,871	1,748,529
#	Gewiss SpA	249,008	1,456,596
*	Giovanni Crespi SpA	16,647	17,882
#	Granitifiandre SpA	82,117	914,558
*	GreenergyCapital SpA	479,430	4,087
	Gruppo Ceramiche Ricchetti SpA	127,131	303,887
*	Gruppo Coin SpA	77,286	526,463
#	Gruppo Editoriale L’Espresso SpA	808,634	3,309,049
	Hera SpA	190,779	771,020
	I Grandi Viaggi SpA	98,547	194,708
# *	Immobiliare Lombardia SpA	9,036,502	1,847,870
#	Immsi SpA	717,616	1,173,943
*	Impregilo SpA	1,215,577	6,610,657
#	Indesit Co. SpA	204,479	2,669,884
	Industria Macchine Automatique SpA	72,957	1,541,663
	Industria Romagnola Conduttori Elettrici SpA	43,452	179,517
	Intek SpA	661,259	641,894
	Interpump Group SpA	248,737	2,389,479
	Iride SpA	1,442,722	4,574,346
# *	Isagro SpA	16,993	88,652
	Italmobiliare SpA	23,578	2,451,855
# *	Juventus Football Club SpA	403,805	532,573
*	KME Group SpA	479,430	779,193
*	Marazzi Grouppo Ceramiche SpA	56,765	468,915
	Mariella Burani SpA	58,212	1,609,755
	Marr SpA	131,000	1,476,804

	Meliorbanca SpA	249,443	$1,083,478
#	Milano Assicurazioni SpA	541,047	3,635,860
	Mirato SpA	36,779	475,475
#	Mondadori (Arnoldo) Editore SpA	372,799	3,151,005
*	Monrif SpA	315,834	339,138
*	Montefibre SpA	260,521	208,259
	Navigazione Montanari SpA	263,594	1,053,915
*	NGP SpA	17,891	9,886
*	Opengate Group SpA	4,000	12,062
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	234,906
	Permasteelisa SpA	67,249	1,281,751
# *	Pininfarina SpA	31,285	381,726
	Pirelli & C.Real Estate SpA	31,148	1,165,539
#	Poligrafici Editoriale SpA	257,869	268,532
	Premafin Finanziaria SpA	1,099,328	2,920,786
	Premuda SpA	335,331	675,242
*	Realty Vailog SpA	5,771	26,495
	Recordati SpA	402,035	3,008,575
*	Reno de Medici SpA	683,435	402,864
*	Richard-Ginori 1735 SpA	140,800	91,583
# *	Risanamento Napoli SpA	372,485	1,098,153
	Sabaf SpA	23,325	863,618
	SAES Getters SpA	30,068	870,748
*	Safilo Group SpA	130,914	417,170
	SAVE SpA	97,954	1,700,222
*	Schiapparelli 1824 SpA	1,322,152	91,881
	Smurfit Sisa SpA	72,475	261,203
*	Snia SpA	232,689	201,707
# *	Societa Partecipazioni Finanziarie SpA	959,063	700,566
#	Societe Cattolica di Assicurazoni Scrl SpA	156,803	7,674,173
#	Socotherm SpA	66,740	629,650
	Sogefi SpA	324,310	2,785,167
	Sol SpA	194,092	1,379,277
*	Sorin SpA	1,111,854	1,811,144
*	Stefanel SpA	96,348	204,715
*	Tecnodiffusione Italia SpA	3,332	10,521
# *	Telecom Italia Media SpA	6,317,650	1,394,536
# *	Tiscali SpA	1,176,229	3,709,793
#	Tod’s SpA	51,986	3,214,388
	Trevi Finanziaria SpA	125,441	2,541,348
*	Viaggi del Ventaglio SpA	173,948	88,487
	Vianini Industria SpA	59,070	312,694
	Vianini Lavori SpA	180,752	2,547,659
*	Vincenzo Zucchi SpA	144,350	655,698
	Vittoria Assicurazioni SpA	62,484	1,092,756
TOTAL COMMON STOCKS			181,391,417

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Rights 06/13/08	178,760	27,178
*	Negri Bossi SpA Warrants 06/30/10	38,000	7,799
TOTAL RIGHTS/WARRANTS			34,977

TOTAL — ITALY			181,426,394

NETHERLANDS — (6.7%)
COMMON STOCKS — (6.7%)
	Aalberts Industries NV	365,614	$7,830,055
#	Accell Group NV	34,374	1,343,041
*	AFC Ajax NV	18,134	210,038
	Amsterdam Commodities NV	60,689	413,694
#	Arcadis NV	62,073	3,745,643
#	ASM International NV	202,031	3,722,444
*	Atag Group NV	4,630	2,120
	Batenburg Beheer NV	5,153	489,035
# *	BE Semiconductor Industries NV	142,819	718,040
#	Beter Bed Holding NV	69,403	1,575,752
	Boskalis Westminster CVA	158,294	9,145,855
	Brunel International NV	65,086	1,671,394
#	Corporate Express NV	441,331	5,137,344
	Crown Van Gelder NV	18,307	426,084
# *	Crucell NV	237,868	3,665,056
# *	Crucell NV ADR	45,768	705,285
	DOCdata NV	22,463	232,272
	Draka Holding NV	48,947	1,580,218
	Eriks Group NV	43,983	3,192,821
	Exact Holding NV	97,790	3,321,323
	Fornix Biosciences NV	29,890	831,725
	Gamma Holding NV	21,255	1,343,719
	Grontmij NV	78,112	2,925,298
	Heijmans NV	91,720	3,530,464
#	Hunter Douglas NV	18,174	1,228,917
	ICT Automatisering NV	35,281	488,867
	Imtech NV	256,265	6,806,433
	Innoconcepts NV	78,009	1,416,898
#	Jetix Europe NV	133,537	3,799,803
	Kas Bank NV	49,050	2,100,478
*	Kendrion NV	41,018	1,063,899
	Koninklijke Bam Groep NV	428,118	10,131,942
*	Koninklijke Econosto NV	58,746	724,721
	Koninklijke Ten Cate NV	98,255	3,623,536
#	Koninklijke Vopak NV	73,543	4,628,974
*	Laurus NV	262,779	1,820,676
#	Macintosh Retail Group NV	99,784	2,981,615
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	1,361,932
	Nutreco Holding NV	143,491	11,022,762
#	Oce NV	347,053	5,900,902
	OPG Groep NV	214,534	6,085,967
	Ordina NV	155,263	2,544,204
# *	Pharming Group NV	285,229	404,485
*	Punch Graphix NV	12,412	92,054
# *	Qurius NV	351,539	360,058
	Royal Reesink NV	2,050	301,246
	RSDB NV	12,436	717,366
*	Samas NV	114,215	722,154
	Sligro Food Group NV	154,740	6,056,097
	Smit Internationale NV	45,380	4,624,899
	Stern Groep NV	1,258	58,961
# *	Tele Atlas NV	351,470	13,990,942
#	Telegraaf Media Groep NV	173,335	5,603,736
*	Textielgroep Twenthe NV	1,000	3,947
	TKH Group NV	101,120	2,370,805
*	Tulip Computers NV	47,757	347,248
	Unit 4 Agresso NV	76,624	2,156,294

	USG People NV	192,665	$4,569,963
# *	Van der Moolen Holding NV	117,201	494,571
	Vedior NV	181,031	5,268,427

TOTAL — NETHERLANDS			173,634,499

NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
# *	Acta Holding ASA	584,100	1,959,990
# *	Aker Yards ASA	252,305	3,355,505
# *	Aktiv Kapital ASA	72,417	1,282,098
#	Arendals Fosse Kompani ASA	100	39,405
*	Awilco Offshore ASA	9,781	101,477
# *	Birdstep Technology ASA	71,000	139,769
# *	Blom ASA	68,367	810,166
	Bonheur ASA	67,400	3,087,174
*	BW Gas ASA	56,279	491,371
# *	Camillo Eitze & Co. ASA	58,200	713,690
*	Cermaq ASA	93,400	1,189,955
# *	Det Norske Oljeselskap ASA	1,774,304	3,189,279
	DOF ASA	115,506	1,182,791
	EDB Business Partner ASA	149,417	1,105,932
#	Ekornes ASA	110,190	2,001,153
# *	Eltek ASA	126,859	570,059
# *	Ementor ASA	142,551	923,843
	Farstad Shipping ASA	60,790	1,664,044
# *	Fast Search & Transfer ASA	487,050	1,772,299
	Ganger Rolf ASA	54,353	2,245,921
*	Gregoire ASA	25,808	8,109
#	Havila Shipping ASA	22,400	383,474
# *	Ignis ASA	37,372	41,786
# *	IOT Holdings ASA	75,603	27,466
	Itera Consulting Group ASA	168,000	165,019
	Kongsberg Automotive ASA	86,200	483,620
	Kongsberg Gruppen ASA	49,500	3,237,678
*	Kverneland Group ASA	258,080	687,353
#	Leroy Seafood Group ASA	92,100	2,051,331
*	Nordic Semiconductor ASA	51,200	185,909
# *	Norse Energy Corp. ASA	549,400	527,696
# *	Norwegian Air Shuttle ASA	31,600	767,639
# *	Ocean Rig ASA	505,762	3,890,949
	Odfjell ASA Series A	94,900	1,399,015
#	Olav Thon Eiendomsselskap ASA	13,360	2,045,769
*	Otrum ASA	800	1,228
*	Petrolia Drilling ASA	1,520,000	567,032
*	Photocure ASA	33,562	234,661
# *	Q-Free ASA	85,000	144,053
	Rieber and Son ASA Series A	109,654	971,303
# *	Roxar ASA	101,454	109,714
*	Scan Subsea ASA	12,200	50,311
#	Scana Industrier ASA	252,423	757,550
# *	Sevan Marine ASA	378,500	4,850,977
# *	Software Innovation ASA	51,795	105,698
	Solstad Offshore ASA	59,900	1,525,401
#	Sparebanken Midt-Norge	134,100	1,347,906
*	Synnove Finden ASA	27,317	99,924
	Tandberg ASA Series A	271,010	4,087,772
# *	Tandberg Data ASA	122,130	6,540

*	TGS Nopec Geophysical Co. ASA	316,440	$4,609,937
#	Tomra Systems ASA	604,728	4,591,934
	TTS Marine ASA	32,900	480,871
	Veidekke ASA	319,230	3,175,417
	Wilh. Wilhelmsen ASA	60,800	2,038,766
TOTAL COMMON STOCKS			73,485,729

RIGHTS/WARRANTS — (0.0%)
*	Tandberg Data ASA Rights 04/01/08	122,130	1,199

TOTAL — NORWAY			73,486,928

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Corticeira Amorim	230,410	587,043
	Finibanco Holdings SGPS SA	197,573	969,416
	Ibersol SGPS SA	20,401	206,404
# *	Impresa Sociedade Gestora de Participacoes SA	380,332	897,042
*	Investimentos Participacoes e Gestao SA	240,676	315,854
	Jeronimo Martins SGPS SA	753,805	6,062,480
#	Mota-Engil SGPS SA	344,465	2,622,927
# *	Novabase SGPS	56,005	279,774
# *	ParaRede SGPS SA	545,591	146,590
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,647,503
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,011,292
#	Sociedade de Investimento e Gestao SGPS SA	241,216	3,090,225
*	Sonae Industria SGPS SA	280,469	1,948,958
# *	Sonaecom SGPS SA	583,911	1,992,251
*	Sporting Sociedade Desportiva de Futebol	23,339	64,416
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	230,961
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,803,645
	Toyota Caetano Portugal SA	54,900	771,396
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	37,497	444,630

TOTAL — PORTUGAL			25,092,807

SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
#	Abengoa SA	105,048	3,755,945
#	Adolfo Dominguez SA	20,351	622,057
#	Amper SA	90,745	1,690,551
#	Antena 3 de Television SA	176,437	2,423,415
# *	Avanzit SA	571,836	2,418,104
# *	Azkoyen SA	67,174	562,729
#	Banco de Andalucia SA	9,800	941,558
	Banco de Credito Balear SA	35,424	981,017
#	Banco Guipuzcoano SA	331,001	5,643,956
*	Baron de Ley SA	14,325	1,081,291
# *	Campofrio Alimentacion SA	96,667	1,502,563
#	Cementos Portland Valderrivas SA	26,835	2,606,844
#	Compania de Distribucion Integral Logista SA	29,600	2,454,665
	Compania Vinicola del Norte de Espana SA	16,600	458,868
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,320,563
# *	Corporacion Dermoestetica	65,100	588,044
# *	Dogi International Fabrics SA	111,418	201,206
#	Duro Felguera SA	177,786	2,011,135

#	Ebro Puleva SA	263,766	$5,404,804
#	Electnor SA	102,087	4,602,787
# *	Ercros SA	2,328,584	994,611
# *	Espanola del Zinc SA	29,250	114,844
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	334,779	5,698,425
*	Federico Partenina SA	1,190	13,562
	Grupo Catalana Occidente SA	81,992	3,165,384
#	Grupo Empresarial Ence SA	368,840	3,431,987
	Iberpapel Gestion SA	26,621	617,327
#	Inbesos SA	12,494	136,205
	Indo Internacional SA	34,834	239,208
	Indra Sistemas SA	47,420	1,365,669
	Inmobiliaria del Sur SA	2,764	236,087
#	La Seda de Barcelona SA	1,981,134	3,670,519
	Lingotes Especiales SA	18,080	118,917
#	Mecalux SA	61,329	1,986,092
#	Miquel y Costas & Miquel SA	26,111	563,283
#	Natra SA	88,094	1,043,316
# *	Natraceutical SA	746,798	944,985
# *	NH Hoteles SA	260,195	4,327,709
*	Nicolas Correa SA	26,994	223,503
	Obrascon Huarte Lain SA	107,743	3,996,974
#	Papeles y Cartones de Europa SA	199,144	2,069,716
	Pescanova SA	26,443	1,307,839
	Prim SA	32,582	610,633
#	Promotora de Informaciones SA	195,380	2,940,782
	Prosegur Cia de Seguridad SA	80,342	3,373,906
#	Service Point Solutions SA (B07NKR8)	459,595	1,793,771
*	Service Point Solutions SA (B2PPK19)	15,319	59,740
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	727,751
#	Sol Melia SA	212,854	2,996,547
#	SOS Cuetara SA	356,909	7,870,754
# *	Tavex Algodonera SA	185,541	454,712
# *	Tecnocom Telecomunicaciones y Energia SA	124,371	640,023
#	Tubacex SA	439,949	4,874,756
	Tubos Reunidos SA	408,205	2,970,607
#	Unipapel SA	48,800	1,180,428
# *	Urbas Guadahermosa SA	267,319	207,299
# *	Vertice Trescientos Sesenta Grados SA	57,183	142,639
#	Vidrala SA	62,041	2,006,488
#	Viscofan SA	184,330	4,218,581
# *	Zeltia SA	573,453	4,201,545

TOTAL — SPAIN			120,809,226

SWEDEN — (4.5%)
COMMON STOCKS — (4.5%)
*	Acando AB	160,086	336,470
# *	Active Biotech AB	77,400	747,004
	Addtech AB Series B	56,300	1,212,841
	Angpanneforeningen AB Series B	48,500	1,188,314
# *	Anoto Group AB	261,833	326,108
	Aros Quality Group AB	41,400	276,675
*	Artimplant AB Series B	30,000	17,686
# *	Atrium Ljungberg AB Series B	15,200	182,197
	Axfood AB	92,000	3,277,884
	Axis Communications AB	180,094	3,599,007

	B&B Tools AB	66,900	$1,954,492
	Ballingslov International AB	27,625	784,980
	Beiger Electronics AB	14,700	364,342
# *	Beijer Alma AB	58,800	820,571
	Bilia AB Series A	116,725	1,946,788
#	Billerud AB	150,300	1,709,077
*	BioGaia AB Series B	38,000	204,035
*	Biotage AB	141,240	214,017
	Bong Ljungdahl AB	24,800	171,125
*	Boras Waefveri AB Series B	4,700	7,709
#	Cantena AB	58,362	1,024,589
	Cardo AB	63,000	1,740,402
*	Carl Lamm AB	33,280	323,753
#	Castellum AB	420,800	5,138,693
# *	Cision AB	245,156	680,890
#	Clas Ohlson AB Series B	102,500	1,874,238
	Cloetta AB Series B	28,100	1,083,659
	Concordia Maritime AB Series B	70,300	242,703
*	Consilium AB Series B	16,994	119,161
# *	D. Carnegie & Co. AB	186,300	3,137,097
	Elekta AB Series B	311,300	5,393,918
# *	Enea Data AB Series B	1,012,000	348,130
	Eniro AB	426,756	3,110,659
	Expanda AB	19,547	199,091
# *	Fabege AB	403,000	4,310,387
	Fagerhult AB	16,800	379,383
	Forshem Group AB Series B	8,900	59,571
	G & L Beijer AB Series B	28,200	802,170
	Geveko AB	10,800	170,902
*	Gunnebo AB	106,800	1,206,833
	Gunnebo Industrier AB	10,000	222,268
	Haldex AB	64,700	1,142,908
	Heba Fastighets AB Series B	14,500	423,270
*	HIQ International AB	111,889	605,921
*	HL Display AB Series B	14,400	474,958
	Hoganas AB Series B	77,300	1,840,386
*	Home Capital AB	25,400	271,447
# *	Home Properties AB	25,400	409,330
*	IBS AB Series B	195,200	473,783
*	Industrial & Financial Systems AB Series B	487,600	513,643
	Intrum Justitia AB	163,100	2,907,437
	JM AB	275,373	6,469,839
*	Klovern AB	303,476	1,237,004
	Kungsleden AB	424,500	5,272,488
	Lagercrantz Group AB Series B	64,300	311,978
*	LBI International AB	107,651	549,042
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,513,395
*	Lundin Petroleum AB	42,020	570,765
*	Medivir Series B	44,650	488,549
# *	Micronic Laser Systems AB	105,400	514,396
*	Midelfart Sonesson AB Series A	4,160	7,089
*	Midelfart Sonesson AB Series B	4,160	7,367
	Munters AB	171,000	1,970,810
	NCC AB Series B	106,500	3,100,156
# *	Net Insight AB Series B	924,000	849,029
	New Wave Group AB Series B	107,400	785,078
#	NIBE Industrier AB	185,200	1,728,198
# *	Nobia AB	433,500	3,749,316

	Nolato AB Series B	66,440	$648,796
	OEM International AB Series B	44,400	310,497
#	ORC Software AB	36,300	728,017
*	PA Resources AB	166,769	1,370,271
#	Partnertech AB	28,800	183,627
	Peab AB Series B	250,400	2,672,111
*	Peab Industri AB	125,200	1,343,245
	Poolia AB Series B	36,150	182,826
*	Precomp Solutions AB	16,994	3,844
*	Pricer AB Series B	1,711,500	198,953
	Proact It Group AB	29,000	177,181
*	Proffice AB	215,400	589,781
	Profilgruppen AB	16,300	208,560
#	Q-Med AB	159,200	1,052,506
*	RaySearch Laboratories AB	12,700	295,909
*	Readsoft AB Series B	48,800	114,477
	Rederi AB Transatlantic Series B	95,600	706,342
#	rnb Retail and Brands AB	130,200	698,363
#	Rottneros Bruk AB	425,600	122,108
*	Scribona AB Series A	40,100	37,118
*	Scribona AB Series B	226,140	169,473
*	Semcon AB	39,900	430,808
	Sigma AB Series B	25,800	31,291
# *	Sintercast AB	11,800	261,074
*	Skanditek Industrifoervaltnings AB	156,975	621,052
	Skistar AB	94,800	1,531,306
	Studsvik AB	21,900	397,135
*	SWECO AB Series B	184,000	1,612,475
# *	Teleca AB Series B	157,200	271,244
# *	Telelogic AB	777,200	2,748,525
*	Ticket Travel Group AB	27,152	74,117
	Trelleborg AB Series B	226,100	4,513,765
	Uniflex AB Series B	3,630	60,296
	VBG AB Series B	1,084	21,552
*	Vitrolife AB	41,500	189,048
*	Wedins Skor & Accessoarer AB	113,400	69,286
	Wihlborgs Fastigheter AB	65,658	1,501,048
	Xponcard Group AB	7,300	191,784
TOTAL COMMON STOCKS			116,437,212

RIGHTS/WARRANTS — (0.0%)
*	Teleca AB Series B Rights 04/18/08	157,200	—

TOTAL — SWEDEN			116,437,212

SWITZERLAND — (11.3%)
COMMON STOCKS — (11.2%)
#	A. Hiestad Holding AG	1,426	2,515,015
*	Actelion, Ltd.	93,446	5,099,933
	AFG Arbonia-Forster Holding AG	4,799	1,427,342
	Allreal Holding AG	32,721	4,610,766
	Also Holding AG	16,678	976,401
*	Ascom Holding AG	92,504	1,047,841
	Bachem Holdings AG	26,438	2,478,263
	Baloise-Holding AG	1,594	158,499
	Bank Coop AG	31,715	2,586,742
	Bank Sarasin & Cie Series B	1,778	7,733,014

	Banque Cantonale de Geneve	4,141	$1,013,480
	Banque Cantonale du Jura	4,500	280,649
	Banque Cantonale Vaudoise	9,267	4,013,271
	Banque Privee Edmond de Rothschild SA	161	5,757,227
	Barry Callebaut AG	8,290	7,187,585
	Basellandschaftliche Kantonalbank	600	576,997
*	Basilea Pharmaceutica AG	2,629	382,672
	Basler Kantonalbank	5,250	615,884
	Belimo Holdings AG	1,884	2,054,756
	Bellevue Group AG	27,315	1,884,531
	Berner Kantonalbank	25,110	5,966,223
	Bobst Group AG	36,682	2,848,244
	Bossard Holding AG	8,467	652,808
	Bucher Industries AG	33,489	9,092,705
	Calida Holding AG	396	197,265
*	Card Guard AG	32,013	160,264
	Carlo Gavazzi Holding AG	1,065	204,003
	Charles Voegele Holding AG	29,471	2,489,665
	Clariant AG	779,419	6,645,079
	Coltene Holding AG	13,260	1,175,731
	Compagnie Financiere Tradition	5,202	916,493
	Conzzeta Holdings AG	1,415	3,497,926
*	Crealogix Holding AG	3,388	252,473
	Daetwyler Holding AG	34,800	2,716,260
*	Dufry Group	6,429	647,985
	Edipresse SA	1,572	605,768
	Eichhof Holding AG	458	896,319
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,190,140
	ELMA Electronic AG	472	281,973
	Emmi AG	13,638	1,970,755
	Ems-Chemie Holding AG	27,759	4,313,635
	Energiedienst Holding AG	8,265	5,332,889
	Feintol International Holding AG	1,601	535,191
	Flughafen Zuerich AG	13,445	5,633,126
#	Forbo Holding AG	5,990	3,174,363
	Fuchs Petrolub AG	19,809	1,821,281
	Galenica Holding AG	15,736	5,225,969
	George Fisher AG	11,318	5,592,906
	Golay-Buchel Holding SA	40	98,364
	Gurit Holding AG	1,326	1,021,257
	Helvetia Holding AG	12,833	4,837,017
	Hexagon AB	81,720	1,666,328
	Implenia AG	49,554	1,527,015
	Industrieholding Cham AG	1,704	579,819
	Interroll-Holding SA	2,475	1,263,518
	Intershop Holding AG	3,444	1,127,216
	Jelmoli Holding AG (4382641)	1,521	4,299,156
	Jelmoli Holding AG (4382652)	2,835	1,612,670
#	Kaba Holding AG	10,381	3,505,439
*	Kardex AG	17,985	941,428
	Komax Holding AG	9,005	1,406,920
#	Kudelski SA	106,944	1,570,392
	Kuoni Reisen Holding AG	13,594	7,557,930
	Lem Holdings SA	3,651	991,654
*	Logitech International SA	28,796	730,622
	Lonza Group AG	111,817	14,834,198
	Luzerner Kantonalbank	18,593	4,938,554
	Metraux Services Holdings SA	1,853	320,356

*	Micronas Semiconductor Holding AG	78,808	$754,791
*	Mikron Holding AG	43,452	428,902
	Mobilezone Holding AG	115,610	834,063
	Orell Fuessli Holding AG	5,076	1,021,721
*	Parco Industriale e Immobiliare SA	600	2,115
	Phoenix Mecano AG	3,041	1,528,111
	PSP Swiss Property AG	145,325	9,814,311
	PubliGroupe SA	6,325	1,969,235
	Rieters Holdings AG	15,690	6,007,300
	Romande Energie Holding SA	2,839	6,079,183
# *	Schaffner Holding AG	1,830	438,597
#	Schulthess Group AG	14,570	1,070,801
	Schweiter Technology AG	4,193	1,562,769
	Schweizerhall Holding AG	8,648	1,445,823
	Schweizerische National Versicherungs Gesellschaft	1,881	1,545,477
	SIA Abrasives Holding AG	2,381	954,583
	Siegfried Holding AG	8,560	1,305,621
*	Sihl	150	453
	Sika AG	3,810	7,493,548
	Societa Elettrica Sopracenerina SA	2,409	679,065
	Societe Generale d’Affichage	5,872	1,333,509
	St. Galler Kantonalbank	9,217	4,332,622
	Straumann Holding AG	3,481	995,024
	Sulzer AG	7,365	9,736,967
	Swiss Prime Site AG	79,934	5,472,664
*	Swisslog Holding AG	798,972	934,449
	Swissquote Group Holding SA	41,220	2,259,744
	Tamedia AG	15,322	1,760,571
	Tecan Group AG	40,139	2,428,637
# *	Temenos Group AG	152,630	3,999,801
*	Tornos SA	38,028	614,933
*	UMS Schweizerische Metallwerke Holding AG	17,585	372,202
	Valartis Group AG	10,374	585,207
	Valiant Holding AG	59,231	11,577,859
	Valora Holding AG	12,004	3,132,669
	Vaudoise Assurances Holdings SA	3,233	511,679
	Villars Holding SA	150	86,698
	Vontobel Holdings AG	97,572	3,391,620
	Walliser Kantonalbank	1,457	713,022
	WMH Walter Meier Holding AG	4,878	939,028
# *	Ypsomed Holdings AG	2,419	224,522
	Zehnder Holding AG	786	1,094,290
	Zueblin Immobilien Holding AG	78,908	802,427
	Zuger Kantonalbank	630	2,315,567
TOTAL COMMON STOCKS			288,820,340

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,798,629

RIGHTS/WARRANTS — (0.0%)
*	Ems-Chemie Holding AG Warrants 04/14/08	27,759	47,518

TOTAL — SWITZERLAND			290,666,487

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.19%, 04/01/08 (Collateralized by $4,815,000 FHLMC 6.50%, 08/01/37, valued at $4,714,521) to be repurchased at $4,643,282	$4,643	$4,643,000

SECURITIES LENDING COLLATERAL — (18.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.50%, 04/01/08 (Collateralized by $212,390,000 FHLMC 2.535%, 07/10/09, valued at $214,201,846) to be repurchased at $210,014,583	210,000	210,000,000
@ Repurchase Agreement, BNP Paribas Securities 2.40%, 04/01/08 (Collateralized by $79,548,968 FHLMC 6.000, 12/01/37 & FNMA, rates ranging from 5.500% to 5.700%, maturites ranging from 06/01/37 to 07/01/37, valued at $78,065,453) to be repurchased at $76,539,860	76,535	76,534,758
@ Repurchase Agreement, Deutsche Bank Securities 2.49%, 04/01/08 (Collateralized by $236,523,233 FHLMC 5.000%, 11/10/35 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 08/01/22 to 02/01/35, valued at $186,950,319) to be repurchased at $183,297,326	183,285	183,284,626
TOTAL SECURITIES LENDING COLLATERAL		469,819,384

TOTAL INVESTMENTS - (100.0%)
(Cost $1,908,771,471)##		$2,580,860,272

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$6,939,835
Level 2 – Other Significant Observable Inputs	2,573,920,437
Level 3 – Significant Unobservable Inputs	—
Total	$2,580,860,272

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (82.8%)
Consumer Discretionary — (7.8%)
	Astral Media, Inc. Class A	107,347	$4,077,607
*	Azure Dynamics Corp.	256,850	62,558
* #	Ballard Power Systems, Inc.	168,800	698,914
	BMTC Group, Inc.	31,100	544,769
*	CanWest Global Communications Corp.	124,100	604,511
*	Coastal Contacts, Inc.	99,900	108,032
	Cogeco Cable, Inc.	36,356	1,274,736
	Corus Entertainment, Inc. Class B	156,600	2,747,690
	Dorel Industries, Inc. Class B	57,800	1,714,657
	easyhome, Ltd.	1,800	31,565
	Forzani Group, Ltd. Class A	71,000	1,218,783
*	Glacier Ventures International Corp.	68,200	279,059
	Glentel, Inc.	11,700	102,245
*	Great Canadian Gaming Corp.	135,700	1,503,151
*	Kangaroo Media, Inc.	17,900	8,719
	Le Chateau, Inc.	54,200	655,290
	Leon’s Furniture, Ltd.	94,000	1,089,775
	Linamar Corp.	118,200	1,582,218
*	Mad Catz Interactive, Inc.	70,200	45,138
*	Martinrea International, Inc.	125,900	928,504
*	MDC Partners, Inc. Class A	61,600	447,094
* #	MEGA Brands, Inc.	31,100	146,039
	Quebecor, Inc. Class B	87,193	2,186,514
#	Reitmans Canada, Ltd.	106,200	1,914,073
*	RONA, Inc.	244,100	3,393,548
#	Torstar Corp. Class B	117,200	1,883,969
	TVA Group, Inc. Class B	7,000	109,114
	Uni-Select, Inc.	32,900	788,164
	Wescast Industries, Inc.	9,900	75,423
*	West 49, Inc.	45,700	38,289
*	Westport Innovations, Inc.	194,700	578,533
Total Consumer Discretionary			30,838,681

Consumer Staples — (2.7%)
	Canada Bread Co., Ltd.	8,500	569,317
* #	CoolBrands International, Inc.	38,200	31,261
	Corby Distilleries, Ltd.	22,458	509,569
*	Cott Corp.	71,700	254,961
	Maple Leaf Foods, Inc.	135,300	1,720,167
#	Rothmans, Inc.	123,400	3,141,353

* #	SunOpta, Inc.	88,200	$456,274
	Sun-Rype Products, Ltd.	100	1,078
*	Viterra, Inc.	289,900	4,092,407
Total Consumer Staples			10,776,387

Energy — (18.8%)
*	Accrete Energy, Inc.	21,300	99,813
	Akita Drilling, Ltd.	35,700	453,880
*	Alberta Clipper Energy, Inc.	134,700	314,950
*	Anderson Energy, Ltd.	187,333	666,146
*	Antrim Energy, Inc.	156,200	637,613
* #	Arawak Energy Corp.	211,200	471,185
*	Aurora Energy Resources, Inc.	114,700	603,420
* #	Bankers Petroleum, Ltd.	815,600	1,334,900
*	Berens Energy, Ltd.	107,900	84,096
*	Birch Mountain Resources, Ltd.	21,051	10,049
* #	Birchcliff Energy, Ltd.	155,900	1,489,969
*	Bow Valley Energy, Ltd.	175,800	863,200
*	Breaker Energy, Ltd.	74,900	594,705
*	Burmis Energy, Inc.	84,600	259,623
	Calfrac Well Services, Ltd.	44,864	976,872
*	Calvalley Petroleum, Inc.	147,400	716,573
*	Canadian Superior Energy, Inc.	242,000	742,657
*	Candax Energy, Inc.	375,500	274,368
*	Canyon Services Group, Inc.	16,600	56,360
* #	Caspian Energy, Inc.	37,500	9,133
*	CE Franklin, Ltd.	11,200	86,746
*	Celtic Exploration, Ltd.	62,200	938,045
#	CHC Helicopter Corp. Class A	34,100	1,009,927
*	Cinch Energy Corp.	72,400	88,168
*	Coalcorp Mining, Inc.	156,071	375,562
*	Comaplex Minerals Corp.	31,100	181,792
*	Compton Petroleum Corp.	187,000	2,082,332
* #	Connacher Oil & Gas, Ltd.	419,400	1,278,895
*	Cordero Energy, Inc.	71,100	301,315
*	Corridor Resources, Inc.	101,600	657,240
*	Crew Energy, Inc.	103,900	1,356,384
*	Delphi Energy Corp.	153,000	314,511
* #	Denison Mines Corp.	389,531	2,459,117
*	Duvernay Oil Corp.	92,800	3,217,645
*	Ember Resources, Inc.	22,500	30,907
*	Endev Energy, Inc.	34,700	28,059
	Ensign Energy Services, Inc.	216,000	4,210,785
* #	First Calgary Petroleums, Ltd. Class A	336,500	947,426
*	Flint Energy Services, Ltd.	51,800	958,334
*	Galleon Energy, Inc. Class A	131,237	1,892,257
*	Gentry Resources, Ltd.	116,000	280,267
*	Great Plains Exploration, Inc.	21,100	17,473
* #	Grey Wolf Exploration, Inc.	39,800	84,916
*	Highpine Oil & Gas, Ltd.	122,009	1,152,991
*	Iteration Energy, Ltd.	264,400	1,550,673
*	Ivanhoe Energy, Inc.	481,600	882,077

*	Kereco Energy, Ltd.	138,400	$539,335
*	Mahalo Energy, Ltd.	123,300	296,703
*	Mega Uranium, Ltd.	305,700	625,427
*	Midnight Oil Exploration, Ltd.	17,400	21,783
*	Nuvista Energy, Ltd.	122,221	1,881,343
*	Oilexco, Inc.	147,400	1,928,571
*	Open Range Energy Corp.	24,200	96,899
*	Pacific Rubiales Energy Corp.	552,035	801,337
*	Paramount Resources, Ltd. Class A	73,300	1,091,163
	Pason Systems, Inc.	113,100	1,663,802
* #	Petrobank Energy & Resources, Ltd.	73,355	3,337,404
* #	Petrolifera Petroleum, Ltd.	67,800	601,081
*	ProEx Energy, Ltd.	84,000	1,350,285
*	Profound Energy, Inc.	9,900	33,275
*	ProspEx Resouces, Ltd.	87,068	295,189
	Pulse Data, Inc.	98,900	246,660
*	Pure Energy Services, Ltd.	8,700	41,531
*	Questerre Energy Corp.	236,900	98,088
*	Rock Energy, Inc.	12,200	35,657
#	Savanna Energy Services Corp.	113,313	2,123,963
*	Saxon Energy Services, Inc.	191,400	1,118,808
	ShawCor, Ltd.	111,900	3,052,462
*	Storm Exploration, Inc.	75,000	878,270
*	Synenco Energy, Inc.	84,700	598,251
*	Technicoil Corp.	86,200	62,144
*	Tesco Corp.	62,600	1,511,255
*	Transglobe Energy Corp.	112,000	545,570
	Trican Well Service, Ltd.	233,271	4,883,817
*	TriStar Oil and Gas, Ltd.	31,267	440,470
*	Turnkey E&P, Inc.	23,600	76,448
*	TUSK Energy Corp.	186,100	308,218
*	UEX Corp.	284,388	1,124,863
* #	Ur-Energy, Inc.	171,300	303,732
*	UTS Energy Corp.	636,800	3,244,643
*	Verenex Energy, Inc.	45,700	405,154
*	Vero Energy, Inc.	61,100	455,370
*	West Energy, Ltd.	135,000	447,172
*	Xtreme Coil Drilling Corp.	45,600	333,187
*	ZCL Composite, Inc.	70,300	582,837
Total Energy			74,525,523

Financials — (4.9%)
#	AGF Management, Ltd. Class B	182,500	3,859,979
	Canaccord Capital, Inc.	81,000	773,345
#	Canadian Western Bank	112,600	2,825,833
	Clairvest Group, Inc.	1,900	27,432
	DundeeWealth, Inc.	51,100	602,377
	EGI Financial Holdings, Inc.	13,350	143,066
	Equitable Group, Inc.	24,300	519,640
	Gluskin Shef & Associates, Inc.	15,000	292,269
	Home Capital Group, Inc.	59,900	2,080,408
	Kingsway Financial Services, Inc.	117,400	1,388,510

#	Laurentian Bank of Canada	50,400	$2,089,259
	Northbridge Financial Corp.	47,000	1,501,875
*	Pacific and Western Credit Corp.	9,000	51,776
	Quest Capital Corp.	457,220	899,785
	Sceptre Invesment Counsel, Ltd.	23,800	227,230
#	The Cash Store Financial	36,500	190,599
* #	Uranium Participation Corp.	133,400	1,241,142
#	Western Financial Group, Inc.	105,100	427,997
	Xceed Mortgage Corp.	32,800	42,180
Total Financials			19,184,702

Health Care — (4.6%)
*	Adherex Technologies, Inc.	49,000	16,947
* #	AEterna Zentaris, Inc.	28,700	28,799
*	Akela Pharma, Inc.	19,338	22,984
*	Ambrilia Biopharma, Inc.	13,200	6,173
* #	Angiotech Pharmaceuticals, Inc.	174,200	359,788
* #	BELLUS Health, Inc.	15,700	24,779
*	BioMS Medical Corp.	187,300	680,626
*	Bioniche Life Sciences, Inc.	54,400	49,288
#	Biovail Corp.	302,520	3,256,706
*	Cangene Corp.	107,700	587,579
*	Cardiome Pharma Corp.	157,500	1,339,544
*	Conjuchem Biotechnologies, Inc.	39,000	3,420
*	CryoCath Technologies, Inc.	78,600	340,757
*	DiagnoCure, Inc.	36,700	70,078
*	Draxis Health, Inc.	139,000	667,612
* #	Imaging Dynamics Co., Ltd.	85,300	32,825
*	Isotechnika, Inc.	170,000	152,370
* #	Labopharm, Inc.	127,400	229,617
*	Logibec Group Informatique, Ltd.	1,200	22,212
*	MDS, Inc.	259,829	5,062,672
* #	Medicure, Inc.	172,700	13,460
*	Microbix Biosystems, Inc.	27,900	24,191
*	Migenix, Inc.	2,000	740
*	Novadaq Technologies, Inc.	10,600	48,536
*	Oncolytics Biotech, Inc.	47,400	84,507
*	Oncothyreon, Inc.	9,650	41,109
*	Ondine Biopharma Corp.	60,500	58,352
*	Paladin Labs, Inc.	32,200	334,093
*	Parkbridge Lifestyles Communities, Inc.	29,300	137,016
* #	Patheon, Inc.	197,500	583,005
*	ProMetic Life Sciences, Inc.	602,400	243,554
*	QLT, Inc.	124,800	446,214
* #	Resverlogix Corp.	57,000	794,096
*	SemBioSys Genetics, Inc.	17,200	20,611
*	SXC Health Solutions Corp.	55,061	654,971
*	Theratechnologies, Inc.	137,000	931,619
* #	TLC Vision Corp.	68,700	76,300
*	Transition Therapeutics, Inc.	48,333	522,672
*	TSO3, Inc.	107,000	127,176
*	Vasogen, Inc.	12,500	10,595
Total Health Care			18,107,593

Industrials — (6.2%)
	Aecon Group, Inc.	69,400	$1,196,050
* #	Alexco Resource Corp.	67,400	282,352
*	Allen-Vanguard Corp.	139,500	464,796
*	ATS Automation Tooling System, Inc.	264,017	1,556,143
*	Avcorp Industries, Inc.	24,100	22,305
	Buhler Industries, Inc.	1,468	8,281
*	Carmanah Technologies Corp.	12,200	11,054
*	Ceramic Protection Corp.	8,700	18,138
#	Clarke, Inc.	83,056	490,350
*	Commercial Solutions, Inc.	4,100	3,795
* #	Discovery Air, Inc. Class A	258,600	254,456
	Exco Technologies, Ltd.	9,700	33,548
* #	Garda World Security Corp. Class A	54,800	693,509
*	GLV, Inc.	4,800	64,440
*	Heroux-Devtek, Inc.	55,700	434,118
* #	Hydrogenics Corp.	153,830	85,424
*	Intermap Technologies, Ltd.	91,200	495,783
*	Magellan Aerospace Corp.	161,200	180,603
	Marsulex, Inc.	37,400	473,671
*	Northstar Aerospace, Inc.	6,700	13,381
* #	Quebecor World, Inc.	74,800	10,202
	Richelieu Hardware, Ltd.	35,600	724,867
	Ritchie Brothers Auctioneers, Inc.	39,400	3,253,873
* #	Royal Laser Corp.	138,300	109,136
#	Russel Metals, Inc.	126,200	3,226,156
*	Stantec, Inc.	89,400	2,623,341
*	The Churchill Corp.	32,900	646,814
#	Toromont Industries, Ltd.	125,300	3,514,430
	Transat A.T., Inc. Class A	2,400	53,778
	Transcontinental, Inc. Class A	138,728	2,523,310
*	Vector Aerospace Corp.	41,200	181,024
*	Vitran Corp., Inc.	20,200	280,433
*	West Timmins Mining, Inc.	196,400	130,111
*	Xantrex Technology, Inc.	78,444	534,194
Total Industrials			24,593,866

Information Technology — (5.8%)
*	20-20 Technologies, Inc.	20,200	127,917
*	Aastra Technologies, Ltd.	42,100	1,253,013
*	Absolute Software Corp.	84,100	1,043,825
* #	AXIA NetMedia Corp.	79,600	231,095
*	Belzberg Techologies, Inc.	18,000	85,927
	Calian Technologies, Ltd.	400	4,735
*	Celestica, Inc.	421,007	2,854,702
*	Certicom Corp.	18,200	31,738
*	COM DEV International, Ltd.	106,400	399,084
	Computer Modelling Group, Ltd.	11,700	173,257
	Constellation Software, Inc.	14,200	317,492
*	Dalsa Corp.	39,500	577,232

* #	Divestco, Inc.	50,500	$117,585
	Enghouse Systems, Ltd.	25,950	155,480
	Evertz Technologies, Ltd.	117,300	2,039,851
*	Exfo Electro-Optical Engineering, Inc.	65,000	310,926
*	Gemcom Software International, Inc.	97,400	227,736
	Gennum Corp.	65,100	631,054
*	Hemisphere GPS, Inc.	95,200	296,790
*	International Datacasting Corp.	56,000	31,643
* #	Intrinsyc Software International, Inc.	250,900	200,436
*	Kaboose, Inc.	294,700	422,046
*	MacDonald Dettweiler & Associates, Ltd.	63,700	2,885,102
*	March Networks Corp.	35,700	173,553
*	Matrikon, Inc.	56,300	197,457
*	Miranda Technologies, Inc.	46,700	349,869
	MKS, Inc.	22,600	35,669
	Mosaid Technologies, Inc.	23,400	385,270
* #	Open Text Corp.	100,200	3,170,633
* #	Points International, Ltd.	227,000	579,414
*	Q9 Networks, Inc.	39,700	365,111
*	RDM Corp.	27,400	36,838
* #	Sierra Wireless, Inc.	68,200	1,090,323
*	SIRIT, Inc.	108,500	29,597
	Softchoice Corp.	38,130	622,220
*	The Descartes Systems Group, Ltd.	105,000	366,214
*	Tundra Semiconductor Corp.	30,750	123,425
*	Vecima Network, Inc.	23,708	139,737
* #	Webtech Wireless, Inc.	125,300	402,835
*	Wi-LAN, Inc.	248,000	488,051
* #	Zarlink Semiconductor, Inc.	151,886	121,337
Total Information Technology			23,096,219

Materials — (30.8%)
*	Adanac Molybdenum Corp.	170,100	96,116
*	Alamos Gold, Inc.	179,100	1,046,909
*	Almaden Minerals, Ltd.	82,500	186,468
*	Altius Minerals Corp.	51,100	678,545
	Amerigo Resources, Ltd.	188,865	401,116
*	Anvil Mining, Ltd.	189,240	2,276,890
* #	Apollo Gold Corp.	149,612	93,284
*	Aquiline Resources, Inc.	98,600	853,967
*	Atna Resource, Ltd.	117,347	141,761
*	Atrium Innovations, Inc.	29,100	447,932
* #	Augusta Resource Corp.	165,600	629,198
* #	Aurelian Resources, Inc.	220,680	1,980,089
*	Aurizon Mines, Ltd.	284,000	1,339,140
*	Baffinland Iron Mines Corp.	176,610	533,383
* #	Baja Mining Corp.	260,100	344,621
*	Breakwater Resources, Ltd.	537,700	602,421
*	Caledonia Mining Corp.	342,400	58,376
*	Campbell Resources, Inc.	94,387	11,035
*	Canadian Gold Hunter, Corp.	90,602	112,099
* #	Canadian Royalties, Inc.	201,080	382,002

*	Canadian Zinc Corp.	226,200	$110,186
	Canam Group, Inc. Class A	99,900	1,065,717
*	Candente Resource Corp.	147,965	216,228
*	Canfor Corp.	188,574	1,477,067
*	Capstone Mining Corp.	156,745	487,132
* #	Cardero Resource Corp.	53,400	59,567
*	Carpathian Gold, Inc.	143,472	55,211
	Cascades, Inc.	144,500	1,106,503
*	Catalyst Paper Corp.	366,700	335,816
	CCL Industries, Inc. Class B	54,900	1,601,350
*	Chariot Resouces, Ltd.	558,800	489,961
*	Claude Resources, Inc.	274,000	272,278
*	Crew Gold Corp.	22,300	37,150
* #	Crystallex International Corp.	461,525	1,047,643
*	Dundee Precious Metals, Inc.	176,554	1,159,310
*	Eastern Platinum, Ltd.	1,328,590	4,193,708
*	Eastmain Resources, Inc.	29,014	32,224
*	Eldorado Gold Corp.	666,495	4,597,189
*	Endeavour Silver Corp.	94,500	317,624
*	Entree Gold, Inc.	180,800	352,282
*	Equinox Minerals, Ltd.	672,690	3,198,136
*	Erdene Gold, Inc.	93,389	83,704
*	Etruscan Resources, Inc.	220,175	523,383
* #	Euro Goldfields, Ltd.	447,360	2,336,061
*	Far West Mining, Ltd.	91,420	325,084
*	Farallon Resources, Ltd.	606,900	467,096
* #	First Nickel, Inc.	177,300	82,911
*	FNX Mining Co., Inc.	147,706	4,145,755
*	Formation Capital Corp.	422,300	213,937
* #	Forsys Metals Corp.	111,000	286,570
*	Fortune Minerals, Ltd.	65,670	99,805
*	Fraser Papers, Inc.	39,800	103,722
*	Fronteer Development Group, Inc.	165,200	820,810
*	Frontera Copper Corp.	118,400	599,815
*	GBS Gold International, Inc.	171,400	250,475
* #	Glencairn Gold Corp.	109,400	207,833
*	Globestar Mining Corp.	188,306	293,526
*	Globex Mining Enterprises, Inc.	3,100	7,580
*	Gold Eagle Mines, Ltd.	192,000	1,702,177
*	Golden Peaks Resources	5,500	7,555
* #	Golden Star Resources, Ltd.	588,800	2,053,587
* #	Grande Cache Coal Corp.	176,000	783,594
*	Great Basin Gold, Ltd.	334,290	1,211,514
*	Great Panther Resources, Inc.	146,610	182,825
* #	Greystar Resources, Ltd.	85,087	501,511
*	Guyana Goldfields, Inc.	89,852	606,629
* #	Hanfeng Evergreen, Inc.	100,491	1,117,056
#	Harry Winston Diamond Corp.	112,300	2,690,299
*	High River Gold Mines, Ltd.	601,620	1,541,488
*	HudBay Minerals, Inc.	257,700	4,092,269
	IAMGOLD Corp.	637,500	4,726,363
*	Imperial Metals Corp.	53,490	487,765

*	Inter-Citic Minerals, Inc.	135,637	$227,284
*	International Forest Products, Ltd. Series A	122,900	699,241
	International Royalty Corp.	155,780	770,970
*	Intertape Polymer Group, Inc.	98,000	232,958
*	Ivernia, Inc.	296,960	494,716
*	Jinshan Gold Mines, Inc.	284,000	752,574
*	Kirkland Lake Gold, Inc.	100,480	882,975
*	La Mancha Resources, Inc.	11,000	4,608
*	Lake Shore Gold Corp.	233,800	409,996
* #	Laramide Resources, Ltd.	100,000	299,089
* #	Linear Gold Corp.	68,635	157,805
*	Major Drilling Group International, Inc.	46,400	2,418,432
*	Malaga, Inc.	65,000	20,581
*	MDN, Inc.	133,880	129,126
*	Metallic Ventures Gold, Inc.	12,200	22,880
	Methanex Corp.	166,100	4,369,136
* #	Migao Corp.	66,700	462,017
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	13,900	19,906
*	Minco Silver Corp.	60,900	204,691
*	Neo Material Technologies, Inc.	181,200	674,347
	Norbord, Inc.	177,400	864,143
* #	North American Palladium, Ltd.	108,110	609,827
*	Northgate Minerals Corp.	750,600	2,391,214
#	Nova Chemicals Corp.	122,900	2,958,604
*	Nuinsco Resources Ltd	19,000	3,887
*	Olympus Pacific Minerals, Inc.	82,500	31,748
*	Orvana Minerals, Corp.	118,300	79,524
*	Pacific Rim Mining Corp.	173,732	194,643
*	Pan Amer Silver Corp.	98,200	3,797,124
*	Pelangio Mines, Inc.	134,200	508,586
* #	Petaquilla Minerals, Ltd.	179,480	466,863
*	Platinum Group Metals, Ltd.	120,087	350,978
* #	PolyMet Mining Corp.	249,577	797,518
*	QGX, Ltd.	93,500	286,936
*	Quadra Mining, Ltd.	116,050	2,136,826
* #	Queenston Mining, Inc.	84,096	249,064
*	Redcorp Ventures, Ltd.	887,100	198,775
* #	Resin Systems, Inc.	215,680	222,730
*	Richmont Mines, Inc.	22,200	80,240
* #	Rubicon Minerals Corp.	236,400	292,492
	Samuel Manu-Tech, Inc.	19,700	166,782
*	Scandinavian Minerals, Ltd.	40,530	230,991
* #	Scorpio Minining Corp.	229,000	303,415
*	SEMAFO, Inc.	421,365	517,239
*	Shore Gold, Inc.	371,100	1,464,226
* #	Silver Standard Resources, Inc.	122,092	3,723,006
	Silvercorp Metals, Inc.	287,000	2,292,757
*	Skye Resources, Inc.	72,930	561,301
*	St. Andrew Goldfields, Ltd.	90,185	35,144
* #	Starfield Resources, Inc.	506,815	429,567
	Stella-Jones, Inc.	21,100	719,470

* #	Stornoway Diamond Corp.	533,822	$239,230
*	Suramina Resources, Inc.	5,700	6,164
* #	Tanzanian Royalty Exploration Corp.	156,913	906,517
*	Taseko Mines, Ltd.	257,100	1,304,974
*	Teal Exploration & Mining, Inc.	43,745	191,780
* #	Tembec, Inc.	3,404	11,609
*	Thompson Creek Metals Company, Inc.	208,700	3,810,257
* #	Timminco, Ltd.	166,100	3,948,405
*	Tiomin Resources, Inc.	199,455	15,545
*	TVI Pacific, Inc.	169,346	6,599
*	Vaaldiam Resources, Ltd.	138,000	60,500
*	Wesdome Gold Mines, Ltd.	70,300	113,006
	West Fraser Timber Co., Ltd.	71,632	2,348,304
*	Western Canadian Coal Corp.	289,208	918,523
	Winpak, Ltd.	49,500	257,036
	Yamana Gold, Inc.	1	7
*	Yukon-Nevada Gold Corp.	374,600	642,307
Total Materials			121,980,048

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	97,033

Utilities — (1.2%)
*	BioteQ Environmental Technologies, Inc.	118,300	391,855
*	Boralex, Inc. Class A	62,300	1,076,723
* #	Canadian Hydro Developers, Inc.	245,200	1,550,341
#	Emera, Inc.	56,100	1,149,928
*	MAXIM Power Corp.	71,800	377,030
	Pacific Northern Gas, Ltd.	3,900	67,973
Total Utilities			4,613,850

TOTAL COMMON STOCKS			327,813,902

RIGHTS/WARRANTS — (0.0%)
*	Catalyst Paper Corp. Rights 04/07/08	237,587	217,577
* #	Tembec, Inc. Rights 03/03/12	7,566	3,686
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	5,721
TOTAL RIGHTS/WARRANTS			226,984

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.19%, 04/01/08 (Collateralized by $5,310,000 FHLMC 5.11% (r), 01/01/36, valued at $4,026,808) to be repurchased at $3,964,241	$3,964	3,964,000

SECURITIES LENDING COLLATERAL — (16.2%)
@ Repurchase Agreement, Deutsche Bank Securities 2.50%, 04/01/08 (Collateralized by $79,953,094 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 08/01/34 to 03/01/38, valued at $65,285,536) to be repurchased at $64,009,872	64,005	64,005,427

TOTAL INVESTMENTS - (100.0%)
(Cost $423,512,720)##		$396,010,313

Summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$328,040,886
Level 2 – Other Significant Observable Inputs	67,969,427
Level 3 – Significant Unobservable Inputs	—
Total	$396,010,313

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At March 31, 2008 the Trust consists of twenty-one investment portfolios, of which five are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the  International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of

Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At March 31, 2008, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,136,304,285
The Asia Pacific Small Company Series	1,191,881,003
The United Kingdom Small Company Series	893,077,863
The Continental Small Company Series	1,980,772,428
The Canadian Small Company Series	423,512,720

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of March 31, 2008 is included with each Funds’ Schedule of Investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA  FUNDS- INVESTMENT TRUST

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	5/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Badolato

Robert Badolato
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date:	5/22/08

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	5/22/08